THE GLENBROOK PROVIDER VARIABLE ANNUITY



GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE. VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-755-5275                   PROSPECTUS DATED MAY 1, 2001
--------------------------------------------------------------------------------

Glenbrook Life and Annuity Company ("GLENBROOK") is offering the Glenbrook Provider Variable Annuity, an individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 41 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 38 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

AIM VARIABLE INSURANCE FUNDS            DREYFUS VARIABLE INVESTMENT FUND (VIF)
THE DREYFUS SOCIALLY RESPONSIBLE        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    GROWTH FUND, INC.                   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
MFS-REGISTERED TRADEMARK- VARIABLE      GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
INSURANCE TRUST-SM-
DREYFUS STOCK INDEX FUND
NEUBERGER BERMAN ADVISERS MANAGEMENT
    TRUST



Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Glenbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------

                                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                                  APPROVED OR DISAPPROVED THE SECURITIES
                                  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT
                                  PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                                  PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS
                                  COMMITTING A FEDERAL CRIME.

        IMPORTANT                 THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
         NOTICES                  HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                                  INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                                  CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF,
                                  OR GUARANTEED BY SUCH INSTITUTIONS OR ANY
                                  FEDERAL REGULATORY AGENCY. INVESTMENT IN THE
                                  CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING
                                  POSSIBLE LOSS OF PRINCIPAL.

                                  THE CONTRACTS ARE NOT FDIC INSURED.
GLG257-3

                                  1 PROSPECTUS

TABLE OF CONTENTS

-------------------------------------------------------------------


                                                                          PAGE
-----------------------------------------------------
OVERVIEW
-----------------------------------------------------
      Important Terms                                                      3
-----------------------------------------------------
      The Contract At A Glance                                             4
-----------------------------------------------------
      How the Contract Works                                               6
-----------------------------------------------------
      Expense Table                                                        7
-----------------------------------------------------
      Financial Information                                               12
-----------------------------------------------------
CONTRACT FEATURES
-----------------------------------------------------
      The Contract                                                        13
-----------------------------------------------------
      Purchases                                                           14
-----------------------------------------------------
      Contract Value                                                      15
-----------------------------------------------------
      Investment Alternatives                                             16
-----------------------------------------------------
           The Variable Sub-Accounts                                      16
-----------------------------------------------------
           The Fixed Account Options                                      18
-----------------------------------------------------
           Transfers                                                      20
-----------------------------------------------------
      Expenses                                                            22
-----------------------------------------------------
      Access To Your Money                                                24
-----------------------------------------------------
      Income Payments                                                     25
-----------------------------------------------------

-----------------------------------------------------

                                                                          PAGE


      Death Benefits                                                      27
-----------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------
      More Information:                                                   29
-----------------------------------------------------
           Glenbrook                                                      29
-----------------------------------------------------
           The Variable Account                                           29
-----------------------------------------------------
           The Portfolios                                                 30
-----------------------------------------------------
           The Contract                                                   30
-----------------------------------------------------
           Qualified Plans                                                31
-----------------------------------------------------
           Legal Matters                                                  31
-----------------------------------------------------
      Taxes                                                               31
-----------------------------------------------------
      Annual Reports and Other Documents                                  34
-----------------------------------------------------
      Experts                                                             35
-----------------------------------------------------
      Performance Information                                             35
-----------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                   A-1
-----------------------------------------------------
APPENDIX B -- MARKET VALUE ADJUSTMENT
EXAMPLE                                                                  B-1
-----------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE
OF CONTENTS                                                              C-1
-----------------------------------------------------


                                  2 PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.



                                                                         PAGE

-----------------------------------------------------
      Accumulation Phase                                                   6
-----------------------------------------------------
      Accumulation Unit                                                   15
-----------------------------------------------------
      Accumulation Unit Value                                             15
-----------------------------------------------------
      Anniversary Values                                                  28
-----------------------------------------------------
      Annuitant                                                           13
-----------------------------------------------------
      Automatic Additions Plan                                            14
-----------------------------------------------------
      Automatic Portfolio Rebalancing Program                             21
-----------------------------------------------------
      Beneficiary                                                         13
-----------------------------------------------------
      Cancellation Period                                                 15
-----------------------------------------------------
      Contract*                                                           30
-----------------------------------------------------
      Contract Anniversary                                                 5
----------------------------------------------------
      Contract Owner ("You")                                              13
----------------------------------------------------
      Contract Value                                                      15
----------------------------------------------------
      Contract Year                                                        4
----------------------------------------------------
      Death Benefit Anniversary                                           27
----------------------------------------------------
      Dollar Cost Averaging Program                                       21
----------------------------------------------------
      Due Proof of Death                                                  27
----------------------------------------------------
      Enhanced Death Benefit Rider                                        27
----------------------------------------------------
      Enhanced Death and Income Benefit
      Combination Rider                                                   28
-----------------------------------------------------

----------------------------------------------------
      Fixed Account Options                                               18

                                                                        PAGE
----------------------------------------------------
      Free Withdrawal Amount                                              23
----------------------------------------------------
      Funds                                                                1
----------------------------------------------------
      Glenbrook ("We" or "Us")                                            29
----------------------------------------------------
      Guarantee Periods                                                   18
----------------------------------------------------
      Income Plan                                                         25
----------------------------------------------------
      Investment Alternatives                                             16
----------------------------------------------------
      Issue Date                                                           6
----------------------------------------------------
      Market Value Adjustment                                             20
----------------------------------------------------
      Payout Phase                                                         6
----------------------------------------------------
      Payout Start Date                                                   25
----------------------------------------------------
      Portfolios                                                          30
----------------------------------------------------
      Qualified Contracts                                                  4
----------------------------------------------------
      SEC                                                                  1
----------------------------------------------------
      Settlement Value                                                    27
----------------------------------------------------
      Systematic Withdrawal Program                                       25
----------------------------------------------------
      Valuation Date                                                      14
----------------------------------------------------
      Variable Account                                                    29
----------------------------------------------------
      Variable Sub-Account                                                16
-----------------------------------------------------


*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS                               You can purchase a Contract with as little as
                                                $3,000 ($2,000 for "QUALIFIED  CONTRACTS,"  which
                                                are Contracts issued within QUALIFIED PLANS).
                                                You can add to your Contract as often and as much as
                                                you like,  but each payment must be at least $50.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                                 You may cancel your Contract within 20 days of receipt or
                                                any  longer  period as your  state may  require  ("CANCELLATION
                                                PERIOD").  Upon cancellation,  we will return your  purchase payments  adjusted,  to the extent federal  or state law
                                                permits,  to reflect  the  investment  experience  of any
                                                amounts allocated to the Variable  Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                        You will bear the following expenses:
                                                - Total Variable Account annual fees equal
                                                  to 1.15% of average  daily net assets  (1.37% if you select the  ENHANCED  DEATH BENEFIT  RIDER and 1.59% if you select the  ENHANCED  DEATH AND INCOME  BENEFIT COMBINATION  RIDER)
                                                - Annual  contract  maintenance  charge of $35 (with certain exceptions)
                                                - Withdrawal  charges  ranging  from 0% to 6% of purchase
                                                  payment withdrawn (with certain exceptions)
                                                - Transfer fee of $10 after 12th transfer in any  CONTRACT
                                                  YEAR (fee  currently  waived)
                                                - State  premium tax (if your state imposes  one)

                                                In  addition,  each  Portfolio  pays  expenses  that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                         The Contract  offers  41  investment alternatives
                                                including:
                                                   - 3 Fixed Account Options (which credit interest at
                                                     rates we guarantee)
                                                   - 38 Variable Sub-Accounts investing in  Portfolios
                                                     offering   professional  money  management  by  these
                                                     investment advisers:
                                                        - A I M Advisors, Inc.
                                                        - The Dreyfus Corporation
                                                        - Fidelity Management & Research  Company
                                                        - Goldman Sachs Asset  Management
                                                        - Goldman Sachs Asset Management International
                                                        - MFS Investment Management-Registered Trademark-
                                                        - Miller Anderson & Sherrerd, LLP
                                                        - Morgan Stanley Asset Management
                                                        - Neuberger Berman Management,  Inc.

                                                To find out current rates being paid on the
                                                Fixed Account Options or how the Variable  Sub-Accounts have performed,  call us at 1-800-755-5275.


                                                  4      PROSPECTUS


-------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                                 For your convenience, we offer these special services:
                                                 -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                                 -  AUTOMATIC ADDITIONS PROGRAM
                                                 -  DOLLAR COST AVERAGING PROGRAM
                                                 -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                                   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                                  - life income with  guaranteed  payments
                                                  - a "joint and survivor" life income with guaranteed payments
                                                  - guaranteed payments for a specified period (5 to 30 years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                                    If you or the ANNUITANT  (if the Contract is owned by a non-natural person) die before the PAYOUT  START DATE,  we will pay the death  benefit described in the Contract.  We offer an Enhanced  Death Benefit  Rider and an Enhanced  Death and Income Benefit Combination Rider.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                         Before the Payout Start Date, you may transfer your Contract value
                                                 ("CONTRACT  VALUE")  among  the  investment  alternatives,  with  certain restrictions.  Transfers to a GUARANTEE  PERIOD of the Fixed  Account must be at least $50.

                                                 We do not currently impose a fee upon transfers.  However,  we reserve the right to charge $10 per  transfer  after the 12th  transfer in each  "Contract  Year", which we measure from the date we issue your Contract or a Contract  anniversary
                                                 ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                      You may  withdraw  some or all of your  Contract  Value at anytime  prior to the
                                                 Payout Start Date. In general, you must withdraw at least $50 at a time. Full or partial  withdrawals are available under limited  circumstances  on or after the
                                                 Payout Start Date.  A 10% federal tax penalty may apply if you  withdraw  before you are 59 1/2 years old. A withdrawal  charge and MARKET VALUE  ADJUSTMENT also may apply.



                                  5 PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 41 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.



        ISSUE              ACCUMULATION PHASE        PAYOUT      PAYOUT
        DATE                                         START       PHASE
                                                     DATE
      -----------------------------------------------------------------------------------------------------
                     You save for retirement

      You can                                     You elect to   You can receive   Or you can
      buy                                         receive        income payments   receive income
      a                                           income         for a set         payments for life
      Contract                                    payments or    period
                                                  receive a
                                                  lump sum
                                                  payment



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract". In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. SEE "Death Benefits".

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.

                                  6 PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*


Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:     0    1   2   3    4    5   6+
--------------------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                   6%   6%  5%  5%   4%   3%  0%
--------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                              $35.00**
--------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                    $10.00***
---------------------------------------------------------------------------------------------------------------------------


  *Each Contract Year, you may withdraw up to 15% of your aggregate purchase  payments without incurring a withdrawal charge.
 **We will waive this charge in certain cases. See "Expenses."
***Applies solely to the thirteenth and subsequent transfers within a Contract  Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)



Mortality and Expense Risk Charge                               1.05%*
---------------------------------------------------------------------
Administrative Expense Charge                                   0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                          1.15%
----------------------------------------------------------------------


*If you select the Enhanced Death Benefit Rider, the mortality and expense risk charge is 1.27%. If you select the Enhanced Death and Income Benefit Combination Rider, the mortality and expense risk charge is 1.49%.

                                  7 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)


                                                                           Rule
                                           Management                      12b-1          Other           Total Portfolio
Portfolio                                     Fees                          Fees          Expenses         Annual Expenses

-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                     0.75%                              N/A           0.35%              1.10%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund         0.61%                              N/A           0.21%              0.82%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund           0.60%                              N/A           0.30%              0.90%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund             0.65%                              N/A           0.45%              1.10%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund        0.50%                              N/A           0.47%              0.97%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                       0.61%                              N/A           0.22%              0.83%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund            0.60%                              N/A           0.24%              0.84%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield (2)                    0.63%                              N/A           0.56%              1.19%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund         0.73%                              N/A           0.29%              1.02%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                        0.61%                              N/A           0.23%              0.84%
-----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth
        Fund, Inc.: Initial Shares         0.75%                              N/A           0.03%              0.78%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund: Initial Shares   0.25%                              N/A           0.01%              0.26%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Growth & Income Portfolio:
        Initial Shares                     0.75%                              N/A           0.03%              0.78%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Money Market Portfolio      0.50%                              N/A           0.10%              0.60%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Small Company Stock
        Portfolio:  Initial Shares         0.75%                              N/A           0.18%              0.93%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (3,4)    0.57%                              N/A           0.09%              0.66%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3,4) 0.48%                              N/A           0.08%              0.56%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (3,4)        0.57%                              N/A           0.08%              0.65%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (3)     0.58%                              N/A           0.10%              0.68%
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund (5)  0.75%                              N/A           0.25%              1.00%
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) Small Cap
        Equity Fund (5)                    0.75%                              N/A           0.25%              1.00%
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) U.S. Equity Fund0.70%                              N/A           0.20%              0.90%
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund (5)   0.90%                              N/A           0.25%              1.05%
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income
        Fund (5)                           0.75%                              N/A           0.25%              1.00%
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity
        Fund (5)                           1.00%                              N/A           0.35%              1.35%
-----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (6)             0.75%                              N/A           0.10%              0.85%
-----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (6,7)           0.75%                              N/A           0.12%              0.87%
-----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (6,8)             0.90%                              N/A           0.16%              1.06%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth
        Portfolio (9)                      0.48%                              N/A          0.37%               0.85%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income
        Portfolio (9)                      0.21%                              N/A          0.49%               0.70%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity
        Portfolio (9)                      0.52%                              N/A          0.63%               1.15%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum
        Portfolio (9)                      0.50%                              N/A          0.68%               1.18%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value
        Portfolio (9)                      0.53%                              N/A          0.52%               1.05%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate
                Portfolio (9)              0.74%                              N/A          0.36%               1.10%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value Portfolio (9)     0.31%                              N/A          0.54%               0.85%
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (10)0.85%                             N/A          0.15%               1.00%
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth
 Portfolio (10)                            0.84%                              N/A          0.14%               0.98%
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio    0.82%                              N/A          0.10%                 0.92%
------------------------------------------------------------------------------------------------------------------------------



 (1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).
 (2) Expenses have been restated to reflect current fees.
 (3) Initial Class
 (4) Actual annual class operating expenses were lower because a portion of the  brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's

                                  8 PROSPECTUS

    custodian, credits realized as a result of uninvested cash balances  were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(5) Goldman  Sachs Asset  Management,  the  investment  advisor has  voluntarily agreed to reduce or limit certain "Other Expenses"
    (excluding  management fees, taxes,  interest,  brokerage  fees,  litigation,   indemnification,   and  other extraordinary
    expenses) to the extent such expenses exceed the percentage stated in the calculated per annum (above table) as of each funds'
    respective  average daily net assets.  Without the limitations described above, "Other Expenses" and "Total Portfolio Annual
    Expenses" would be estimated as follows:

                                                                           Rule
                                                  Management               12b-1          Other           Total Portfolio
   Portfolio                                         Fees                  Fees          Expenses         Annual Expenses

-------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund                0.75%               N/A            0.94%                1.69%
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) Small Cap Equity Fund     0.75%               N/A            0.75%                1.50%
 -------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund                 0.90%               N/A            1.78%                2.68%
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund             0.75%               N/A            0.47%                1.22%
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Fund          1.00%               N/A            0.77%                1.77%
--------------------------------------------------------------------------------------------------------------------


The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.

(6) Each  series has an expense  offset  arrangement  that  reduces  the series'custodian  fee based upon the amount of cash maintained  by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements  and  directed  brokerage  arrangements,  which would also have the effect of  reducing  the  series'  expenses.
    "Other  Expense"  do not take into account  these  expense  reductions,  and are  therefore  higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower, and for service class shares would be estimated to be: 0.84% for Emerging  Growth  Series,  0.86% for Investors  Trust Series, and
    1.05% for New Discovery Series.

(7)  Effective  May 1, 2001,  the Series  changed  its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

(8) MFS has contractually  agreed,  subject to  reimbursement,  bear the series'expenses  such that "Other  Expenses"  (after taking  into  account the expense offset  arrangement  described  above)  do  not  exceed  0.15%  annually.  These contractual fee  arrangements  will continue until at least May 1, 2002,  unless changed with the consent of the board of trustees which oversees the series.

(9) Absent  voluntary  reductions  and  reimbursements  for certain  Portfolios, "Management  Fees," "Rule 12b-1 Fees," "Other
    Expenses,"  and "Total  Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

                                                                           Rule
                                              Management                  12b-1          Other           Total Portfolio
Portfolio                                         Fees                    Fees          Expenses         Annual Expenses

-------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth Portfolio         0.55%                    N/A          0.37%          0.92%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income Portfolio          0.40%                    N/A          0.49%          0.89%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity Portfolio         0.80%                    N/A          0.63%          1.43%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum
                  Portfolio                        0.80%                    N/A          0.68%          1.48%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value Portfolio         0.75%                    N/A          0.52%          1.27%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate
                  Portfolio                        0.80%                    N/A          0.36%          1.16%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value Portfolio                 0.55%                    N/A          0.54%          1.09%
--------------------------------------------------------------------------------------------------------------------


The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.

(10) The expense  reimbursement  agreements with respect to the AMT Guardian and AMT Mid-Cap Growth  Portfolios  provide for
     Neuberger  Berman  Management,  Inc.("NBMI") to recoup  through  December 31, 2004 amounts  reimbursed by NBMI under the  agreements,  provided  such  recoupment  would not cause the  Portfolios to exceed their respective expense limitations.

                                                  9      PROSPECTUS

                                    EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested  $1,000 in a Variable  Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

- elected the Enhanced Death and Income Benefit Combination Rider.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.



Sub-Account                                                   1 Year            3 Year             5 Year             10 Year
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                               $79               $129               $173               $312
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                   $76               $121               $159               $284
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                     $77               $123               $163               $292
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities                                       $79               $129               $173               $312
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                  $78               $125               $167               $299
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                      $77               $121               $160               $286
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                 $77               $121               $159               $285
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                             $80               $132               $178               $320
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                   $78               $127               $169               $304
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                  $77               $121               $160               $286
-----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth: Initial Shares         $76               $119               $157               $279
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index: Initial Shares                             $71               $103               $130               $225
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Growth & Income: Initial Shares                  $76               $119               $157               $279
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Money Market                                     $74               $114               $148               $261
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Small Company Stock: Initial Shares              $78               $124               $164               $295
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                                         $75               $116               $151               $267
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                      $74               $113               $146               $257
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                             $75               $115               $150               $266
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                        $75               $116               $152               $269
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth                                $78               $126               $168               $302
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) Small Cap Equity                     $78               $126               $168               $302
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) U.S. Equity                          $77               $123               $163               $292
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income                                 $80               $131               $176               $317
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income                             $78               $126               $168               $302
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity                          $82               $137               $186               $336
-----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                             $77               $122               $160               $287
-----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                             $77               $122               $161               $289
-----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                               $79               $128               $171               $308
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                                $77               $122               $160               $287
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income                                 $75               $117               $153               $271
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity                                $80               $131               $176               $317
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum                         $80               $132               $177               $319
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                                $79               $128               $171               $307
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate                             $80               $132               $178               $321
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value                                        $77               $122               $160               $287
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian                                   $78               $126               $168               $302
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth                             $78               $126               $167               $300
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners                                   $77               $124               $164               $294
------------------------------------------------------------------------------------------------------------------------------


                                  10 PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.

Sub-Account                                        1 Year            3 Year             5 Year             10 Year


-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                   $28                 $ 87              $148                   $312
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                       $25                 $ 78              $133                   $284
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                         $26                 $ 81              $137                   $292
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities                           $28                 $ 87              $148                   $312
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                      $27                 $ 83              $141                   $299
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                          $26                 $ 79              $134                   $286
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                     $26                 $ 78              $134                   $285
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                 $29                 $ 89              $152                   $320
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                       $27                 $ 84              $144                   $304
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                      $26                 $ 79              $134                   $286
-----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth: Initial
        Shares                                      $25                 $ 77              $131                   $279
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index: Initial Shares                 $20                 $ 61              $104                   $225
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Growth & Income: Initial Shares      $25                 $ 77              $131                   $279
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Money Market                         $23                 $ 71              $122                   $261
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Small Company Stock: Initial Shares  $27                 $ 82              $139                   $295
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                             $24                 $ 73              $125                   $267
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                          $23                 $ 70              $120                   $257
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                 $24                 $ 73              $125                   $266
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                            $24                 $ 74              $126                   $269
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth                    $27                 $ 84              $143                   $302
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) Small Cap Equity         $27                 $ 84              $143                   $302
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) U.S. Equity              $26                 $ 81              $137                   $292
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income                     $29                 $ 88              $150                   $317
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income                 $27                 $ 84              $143                   $302
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity              $31                 $ 94              $160                   $336
-----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                 $26                 $ 79              $135                   $287
-----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                 $26                 $ 80              $136                   $289
-----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                   $28                 $ 85              $146                   $308
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                    $26                 $ 79              $135                   $287
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income                     $24                 $ 74              $127                   $271
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity                    $29                 $ 88              $150                   $317
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum             $29                 $ 89              $152                   $319
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                    $28                 $ 85              $145                   $307
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate                 $29                 $ 90              $153                   $321
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value                            $26                 $ 79              $135                   $287
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian                       $27                 $ 84              $143                   $302
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth                 $27                 $ 83              $142                   $300
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners                       $26                 $ 81              $138                   $294
------------------------------------------------------------------------------------------------------------------------------



PLEASE  REMEMBER  THAT YOU ARE LOOKING AT EXAMPLES AND NOT A  REPRESENTATION  OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES
MAY BE LOWER OR GREATER THAN THOSE SHOWN  ABOVE.  SIMILARLY,  YOUR RATE OF RETURN MAY BE LOWER OR GREATER  THAN 5%,
WHICH IS NOT GUARANTEED.  THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE
FOOTNOTES TO THE PORTFOLIO ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME
THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT  COMBINATION  RIDER WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.49%.
IF THAT RIDER WERE NOT ELECTED,  THE EXPENSE  FIGURES  SHOWN ABOVE WOULD BE SLIGHTLY  LOWER.  TO REFLECT THE CONTRACT
MAINTENANCE  CHARGE IN THE  EXAMPLES,  WE  ESTIMATED  AN  EQUIVALENT  PERCENTAGE CHARGE, BASED ON THE CURRENT AVERAGE CONTRACT
SIZE OF $47,490.


                                  11 PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------
To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statement contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.

                                  12 PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Glenbrook Provider Variable Annuity is a contract between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving contract Owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract Owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner, or Annuitant if the Owner is a non-natural person, cannot exceed 90 as of the date we received the completed application. You may change the Contract Owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 31.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a natural person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

        (i) the youngest Contract Owner; otherwise,
        (ii) the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person selected by the Contract Owner to receive the death benefits or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary, or if none surviving, the contingent Beneficiary, will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. A contingent Beneficiary is the person selected by the Contract Owner who will become the Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

                                  13 PROSPECTUS

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract Owner is not a natural person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase


                                  14 PROSPECTUS
payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, you may then allocate your money to other Variable Sub-Accounts.

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider described on pages 27-28. YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                  15 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS ------------------------------------------------------------------- You may
allocate your purchase payments to up to 38 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below. For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

PORTFOLIO:                                      EACH PORTFOLIO SEEKS:                           INVESTMENT ADVISOR:
AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Balanced Fund                          As high a total return as possible,
                                                consistent with preservation of
                                                capital
AIM V.I. Capital Appreciation Fund              Growth of capital
AIM V.I. Diversified Income Fund                A high level of current income
AIM V.I. Global Utilities Fund                  A high level of current income and
                                                secondarily, growth of capital
AIM V.I. Government Securities Fund             A high level of current income                  A I M Advisors, Inc.
                                                consistent with a reasonable concern
                                                for safety of principal
AIM V.I. Growth Fund                            Growth of capital
AIM V.I. Growth and Income Fund                 Growth of capital with a secondary
                                                objective of current income
AIM V.I. High Yield Fund                        A high level of current income
AIM V.I. International Equity Fund              Long-term growth of capital
AIM V.I. Value Fund                             Long-term growth of capital and income
                                                as a secondary objective

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX
FUND;
AND THE DREYFUS VARIABLE INVESTMENT FUND (VIF) (COLLECTIVELY, THE DREYFUS FUNDS)
The Dreyfus Socially Responsible                Capital growth and, secondarily,
        Growth Fund, Inc.                       current income
Dreyfus Stock Index Fund                        To match the total return of the
                                                Standard & Poor's-C- 500 Composite
                                                Stock Price Index
Dreyfus VIF Growth & Income Portfolio           Long-term capital growth, current                       The Dreyfus
                                                income and growth of income,                            Corporation
                                                consistent with reasonable investment risk
Dreyfus VIF Money Market Portfolio              A high level of current income as is
                                                consistent with the preservation of capital and the
                                                maintenance of liquidity
Dreyfus VIF Small Company Stock                 Investment returns (consisting of
        Portfolio                               capital appreciation and income) that
                                                are greater than the total return
                                                performance of stocks represented by
                                                the Russell 2500-TM- Stock Index ("Russell 2500")

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio            Reasonable income
Fidelity VIP Growth Portfolio                   Capital appreciation
Fidelity VIP High Income Portfolio              High level of current income while
                                                also considering growth of capital
Fidelity VIP                                    Long-term capital appreciation                          Fidelity Management
        Contrafund-Registered Trademark-                                                                        & Research Company
        Portfolio

                                  16 PROSPECTUS





PORTFOLIO:                                       EACH PORTFOLIO SEEKS:                                INVESTMENT ADVISOR:
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
Goldman Sachs VIT Capital Growth Fund           Long-term growth of capital
Goldman Sachs VIT CORE-SM- Small Cap Equity     Long-term growth of capital
        Fund
Goldman Sachs VIT CORE-SM- U.S. Equity Fund     Long-term growth of capital and dividend income
Goldman Sachs VIT Global Income Fund            A high total return, emphasizing current income
                                                and, to a lesser extent providing opportunities
                                                for capital  appreciation
Goldman Sachs VIT Growth and Income Fund        Long-term growth of capital and growth of               Goldman Sachs Asset
                                                income                                                          Management
Goldman Sachs VIT International Equity Fund     Long-term capital appreciation                          Goldman Sachs Asset
                                                                                                        Management International

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
MFS Emerging Growth Series                      Long-term growth of capital
MFS Investors Trust Series**                    Long-term growth of capital with a secondary
                                                objective to seek reasonable current income
MFS New Discovery Series                        Capital appreciation                                    MFS Investment
                                                                                                          Management-
                                                                                                             Registered Trademark
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Equity Growth                Long-term capital appreciation                           Morgan Stanley Asset
                                                                                                               Management
Morgan Stanley UIF Fixed Income                 Above-average total return over a market cycle           Miller Anderson &
                                                of three to five years                                         Sherrerd, LLP
Morgan Stanley UIF Global Equity                Long-term capital appreciation                           Morgan Stanley Asset
                                                                                                                Management
Morgan Stanley UIF International Magnum         Long-term capital appreciation                           Morgan Stanley Asset
                                                                                                                 Management
Morgan Stanley UIF Mid Cap Value                Above-average total return over a market cycle           Miller Anderson &
                                                of three to five years                                          Sherrerd, LLP
Morgan Stanley UIF U.S. Real Estate             Above-average current income and long-term               Morgan Stanley Asset
                                                capital appreciation                                             Management
Morgan Stanley UIF Value                        Above-average total return over a market cycle           Miller Anderson &
                                                of three to five years                                           Sherrerd, LLP

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Guardian                   Long-term growth of capital; current income is
                                                a secondary goal
Neuberger Berman AMT Mid-Cap Growth             Growth of capital
Neuberger Berman AMT Partners                  Growth of capital                                                Neuberger Berman
                                                                                                                  Management Inc.


* A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

** Effective May 1, 2001, the Series changed its name from MFS Growth with
   Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

                                  17 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Purchase payments that you allocate to the Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each payment or transfer.

For each purchase payment, the first transfer from the DCA Fixed Account must occur within one month of the date of payment. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 21.

You must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 36 months of payment. At the end of 36 months, any nominal amounts remaining in the DCA fixed Account will be allocated to the Money Market Variable Sub-Account. No transfers are permitted into the Dollar Cost Averaging Fixed Account.

SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to the Short Term Dollar Cost Averaging Fixed Account Option ("Short Term DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation.

For each purchase payment, the first transfer from the Short Term DCA Fixed Account must occur within one month of the date of payment. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging descirbed on page 21.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 12 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. At the end of the transfer period, any nominal amounts remaining in the Short Term DCA Fixed Account will be allocated to the Money Market Variable Sub-Account.

If you discontinue the Short Term Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term Dollar Cost Averaging Fixed Account.

We bear the investment risk for all amounts allocated to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or Glenbrook customer service at 1-800-755-5275.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

                                  18 PROSPECTUS

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:



Purchase Payment............................................  $10,000


Guarantee Period............................................  5 years Annual Interest Rate........................................
 4.50%
                              END OF CONTRACT YEAR






                                                 YEAR 1           YEAR 2              YEAR 3          YEAR 4            YEAR 5
                                                ----------        ----------         ----------      ----------         ----------

Beginning Contract Value......................  $10,000.00
    X (1 + Annual Interest Rate)                   X 1.045
                                                ----------
                                                $10,450.00
Contract Value at end of Contract Year........                   $10,450.00
    X (1 + Annual Interest Rate)                                    X 1.045
                                                                  ----------
                                                                 $10,920.25
Contract Value at end of Contract Year........                                      $10,920.25
    X (1 + Annual Interest Rate)                                                       X 1.045
                                                                                     ----------
                                                                                    $11,411.66
Contract Value at end of Contract Year........                                                        $11,411.66
    X (1 + Annual Interest Rate)                                                                         X 1.045
                                                                                                      ----------
                                                                                                      $11,925.19
Contract Value at end of Contract Year........                                                                          $11,925.19
    X (1 + Annual Interest Rate)                                                                                           X 1.045
                                                                                                                        ---------

                                                                                                                       $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

      1. Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

      2. Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

      3. Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

                                  19 PROSPECTUS

      4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Free Withdrawal Amount as described on page 23,

- that qualify for one of the waivers as described on page 23,

- to satisfy the IRS minimum distribution rules for the Contract, or

- a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5-year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
------------------------------------------------------------------- TRANSFERS
DURING THE ACCUMULATION PHASE During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short-Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we

                                  20 PROSPECTUS
provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

If you choose an Income Plan that depends on any person's life, you may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275. The cut-off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from the Short Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account, to any Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

                                  21 PROSPECTUS

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:
        Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

- total purchase payments equal $50,000 or more, or

- all money is allocated to the Fixed Account.

In addition, we will waive the Contract Maintenance Charge if total purchase payments are $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.05% of the average daily net assets you have invested in the Variable Sub-Accounts (1.27% if you select the Enhanced Death Benefit Rider, and 1.49% if you select the Enhanced Death and Income Benefit Combination Rider). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider to compensate us for the additional risk that we accept by providing these options.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend

                                  22 PROSPECTUS
this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% over a 6 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 7. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

- withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract Owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract Owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a natural person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract Owner is not a natural person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract Owner is not a natural person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

                                  23 PROSPECTUS

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages 8-9. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable SubAccount.

If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

                                 24 PROSPECTUS

2.An emergency exists as defined by the SEC; or 3. The SEC permits delay for your protection. In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
-------------------------------------------------------------------
PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

-   at least 30 days after the Issue Date; and

- no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.


INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.


INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED
PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make


                                  25 PROSPECTUS
periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the commuted balance of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

If you elected the Enhanced Death and Income Benefit Combination Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

- reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
                                  26 PROSPECTUS

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on: 1. the death of any Contract Owner or, 2. the death of the Annuitant, if the Contract is owned by a non-natural person. We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death:"

-   a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

-   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:
        (a) = the withdrawal amount;
        (b) = the Contract Value immediately prior to the withdrawal; and
        (c) = the Contract value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER
If the Contract Owner is a living individual, the enhanced death benefit applies only upon the death of

                                  27 PROSPECTUS
the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the enhanced death benefit. The enhanced death benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial purchase payment. After issue, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

        (a) = the withdrawal amount,
        (b) = the Contract Value immediately prior to the withdrawal, and
        (c) = the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or the Annuitant's, if the Contract Owner is not a natural person, 80th birthday.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment, as defined below. Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of:

-   the date we determine the death benefit, or
- the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a natural person, the Annuitant's, 85th birthday.

The adjustment is equal to (a) divided by (b), and the result multiplied by
        (c) where:

        (a) = the withdrawal amount,
        (b) = the Contract Value immediately prior to the withdrawal, and
        (c) = the most recently calculated enhanced death benefit.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
You may elect not to choose the Enhanced Death Benefit Rider and may instead choose the Enhanced Death and Income Benefit Combination Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is as described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to the value the enhanced death benefit would be on the Payout Start Date.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

-   is on or after the tenth Contract Anniversary, and

-   is prior to the Annuitant's 90th Birthday.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either a single or joint lives with a period certain of at least:

- 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

- 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

DEATH BENEFIT PAYMENTS A death benefit will be paid:

1. if the Contract Owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

                                  28 PROSPECTUS

If the Contract Owner eligible to receive the distribution upon death is not a natural person, the Contract Owner may elect to receive the distribution upon death in one or more distributions.

If the Contract Owner is a natural person, the Contract Owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

-   the life of the Contract Owner; or
-   a period not to exceed the life expectancy of the Contract Owner; or
- the life of the Contract Owner with payments guaranteed to a period not to exceed the life expectancy of the Contract Owner.

If the surviving spouse of the deceased Contract Owner is the new Contract Owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge or Market Value Adjustment.

MORE INFORMATION
-------------------------------------------------------------------

GLENBROOK
Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under

                                  29 PROSPECTUS
the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of multiple Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a

                                  30 PROSPECTUS
persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract Owner records;

- Contract Owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes,

                                  31 PROSPECTUS
the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract Owner's death,

- attributable to the Contract Owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is

                                  32 PROSPECTUS
excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract Owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2;

2. made as a result of the Contract Owner's death or disability;

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract Owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

-   Roth IRAs under Section 408A of the Code;

-   Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

-   Tax Sheltered Annuities under Section 403(b) of the Code;

-   Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availablity of the Contract for use with any of the Qualified Plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee
    - attains age 59 1/2,
    - separates from service,
    - dies,
    - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.


                                  33 PROSPECTUS

INCOME TAX WITHHOLDING
Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Ave. Vernon Hills, IL 60061 (telephone:
1-800-755-5275).
                                  34 PROSPECTUS

EXPERTS
-------------------------------------------------------------------

The financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Glenbrook and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information, have been audted by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                  35 PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUE AND NUMBER
 OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
                               WERE FIRST OFFERED

                                  BASIC POLICY

                                                                FOR THE YEARS BEGINNING
                                                              JANUARY 1* AND ENDED
                                                                DECEMBER 31
                                                                -----------------------------
                                                                1998         1999       2000
                                                                --------   --------   --------
AIM V.I. BALANCED SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00     $10.73     $12.66
    Accumulation Unit Value, End of Period....................   $10.73     $12.66     $11.99
    Number of Units Outstanding, End of Period................      --       7,487     52,646
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00     $11.39     $16.29
    Accumulation Unit Value, End of Period....................   $11.39     $16.29     $14.35
    Number of Units Outstanding, End of Period................       --      8,743     73,347
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00     $10.22      $9.91
    Accumulation Unit Value, End of Period....................   $10.22      $9.91      $9.87
    Number of Units Outstanding, End of Period................       --        721        721
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00     $10.73     $14.16
    Accumulation Unit Value, End of Period....................   $10.73     $14.16     $13.68
    Number of Units Outstanding, End of Period................       --         --       --
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00     $10.38      $9.85
    Accumulation Unit Value, End of Period....................   $10.38      $9.85     $10.73
    Number of Units Outstanding, End of Period................       --         --      2,954
AIM V.I. GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00      $11.83    $15.82
    Accumulation Unit Value, End of Period....................   $11.83      $15.82    $12.43
    Number of Units Outstanding, End of Period................       --      13,275    69,688
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00      $11.36    $15.09
    Accumulation Unit Value, End of Period....................   $11.36      $15.09    $12.74
    Number of Units Outstanding, End of Period................       --      12,180    53,747
AIM V.I. HIGH YIELD SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00      $10.31    $11.27
    Accumulation Unit Value, End of Period....................   $10.31      $11.27     $9.03
    Number of Units Outstanding, End of Period................       --       7,387     9,651
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00      $10.68    $16.38
    Accumulation Unit Value, End of Period....................   $10.68      $16.38    $11.92
    Number of Units Outstanding, End of Period................       --           0     4,196
AIM V.I. VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00      $11.52    $14.80
    Accumulation Unit Value, End of Period....................   $11.52      $14.80    $12.49
    Number of Units Outstanding, End of Period................       --      42,074   115,418


                                                                   A-1

                                                                       FOR THE YEARS BEGINNING
                                                                            JANUARY 1* AND ENDED
                                                                               DECEMBER 31
                                                                    -----------------------------
                                                                   1998       1999          2000
                                                                   --------   --------   --------

DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.79       $14.40
    Accumulation Unit Value, End of Period....................    $10.79        $14.40       $12.66
    Number of Units Outstanding, End of Period................        --        3,130         5,459
DREYFUS STOCK INDEX SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.87       $12.97
    Accumulation Unit Value, End of Period....................    $10.87        $12.97       $11.63
    Number of Units Outstanding, End of Period................        --         9,930       23,030
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.65       $12.47
    Accumulation Unit Value, End of Period....................    $10.65        $12.47       $11.86
    Number of Units Outstanding, End of Period................        --         2,680        3,326
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.05       $10.40
    Accumulation Unit Value, End of Period....................    $10.05        $10.40       $10.91
    Number of Units Outstanding, End of Period................        --            --           --
DREYFUS VIF SMALL COMPANY STOCK SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.65       $11.66
    Accumulation Unit Value, End of Period....................    $10.65        $11.66       $12.51
    Number of Units Outstanding, End of Period................        --           236          429
FIDELITY VIP II CONTRAFUND-Registered Trademark- SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $11.66       $14.33
    Accumulation Unit Value, End of Period....................    $11.66        $14.33       $13.23
    Number of Units Outstanding, End of Period................        --        18,963      101,434
FIDELITY VIP EQUITYINCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00         $10.48       $11.02
    Accumulation Unit Value, End of Period....................   $10.48         $11.02       $11.81
    Number of Units Outstanding, End of Period................       --         30,264      100,008
FIDELITY VIP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00         $11.20       $15.22
    Accumulation Unit Value, End of Period....................   $11.20         $15.22       $13.40
    Number of Units Outstanding, End of Period................       --         25,821      168,574
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00         $10.43       $11.16
    Accumulation Unit Value, End of Period....................   $10.43         $11.16        $8.55
    Number of Units Outstanding, End of Period................       --          3,837       45,099
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00         $11.10       $13.99
    Accumulation Unit Value, End of Period....................   $11.10         $13.99       $12.73
    Number of Units Outstanding, End of Period................       --             --          573
GOLDMAN SACHS CORE-SM- SMALL CAP EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00         $10.60       $12.36
    Accumulation Unit Value, End of Period....................   $10.60         $12.36       $12.44
    Number of Units Outstanding, End of Period................      --              86          717


                                                                   A-2

                                                                    FOR THE YEARS BEGINNING
                                                                    JANUARY 1* AND ENDED
                                                                   DECEMBER 31
                                                                 -----------------------------
                                                                  1998          1999            2000
                                                                 --------     --------      --------

GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.89          $13.46
    Accumulation Unit Value, End of Period....................    $10.89        $13.46          $12.02
    Number of Units Outstanding, End of Period................        --           317             --
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00         $9.67           $9.92
    Accumulation Unit Value, End of Period....................     $9.67         $9.92          $10.70
    Number of Units Outstanding, End of Period................        --            --             724
GOLDMAN SACHS VIT GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00         $9.94          $10.46
    Accumulation Unit Value, End of Period....................     $9.94        $10.46           $9.86
    Number of Units Outstanding, End of Period................        --           637             636
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.84          $14.25
    Accumulation Unit Value, End of Period....................    $10.84        $14.25          $12.24
    Number of Units Outstanding, End of Period................        --            --             168
MFS EMERGING GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $11.95          $20.88
    Accumulation Unit Value, End of Period....................    $11.95        $20.88          $16.60
    Number of Units Outstanding, End of Period................        --         1,059          58,025
MFS INVESTORS TRUST SERIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.81          $11.41
    Accumulation Unit Value, End of Period....................    $10.81        $11.41          $11.26
    Number of Units Outstanding, End of Period................        --         6,295          15,337
MFS NEW DISCOVERY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $11.38          $19.52
    Accumulation Unit Value, End of Period....................    $11.38        $19.52          $18.92
    Number of Units Outstanding, End of Period................        --           183           3,148
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.94          $15.09
    Accumulation Unit Value, End of Period....................    $10.94        $15.09          $13.17
    Number of Units Outstanding, End of Period................        --            --             162
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.15           $9.87
    Accumulation Unit Value, End of Period....................    $10.15        $9.87           $10.85
    Number of Units Outstanding, End of Period................        --           --               --
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00       $10.43           $10.73
    Accumulation Unit Value, End of Period....................    $10.43        $10.73          $11.83
    Number of Units Outstanding, End of Period................       --             --             959
MORGAN STANLEY UIF INTERNATIONAL MAGNUM SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............    $10.00        $10.39          $12.85
    Accumulation Unit Value, End of Period....................    $10.39        $12.85          $11.13
    Number of Units Outstanding, End of Period................       --             --              --


                                                                   A-3

                                                                            FOR THE YEARS BEGINNING
                                                                             JANUARY 1* AND ENDED
                                                                                    DECEMBER 31
                                                                             -----------------------------
                                                                      1998         1999            2000
                                                                     --------     --------       --------

MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00     $10.96          $10.00
    Accumulation Unit Value, End of Period....................        10.96      13.07          $14.32
    Number of Units Outstanding, End of Period................           --         --           5,400
MORGAN STANLEY UIF U.S. REAL ESTATE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00     $10.18          $10.00
    Accumulation Unit Value, End of Period....................       $10.18      $9.91          $12.67
    Number of Units Outstanding, End of Period................           --         --              --
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00      $9.95          $10.00
    Accumulation Unit Value, End of Period....................        $9.95      $9.65          $11.93
    Number of Units Outstanding, End of Period................           --         --             233
NEUBERGER BERMAN AMT GUARDIAN SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00     $10.81          $10.00
    Accumulation Unit Value, End of Period....................       $10.81     $12.28          $10.31
    Number of Units Outstanding, End of Period................           --         --          28,736
NEUBERGER BERMAN AMT MID-CAP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00     $12.13          $18.45
    Accumulation Unit Value, End of Period....................       $12.13     $18.45          $16.88
    Number of Units Outstanding, End of Period................           --        296             696
NEUBERGER BERMAN AMT PARTNERS SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00     $10.31          $10.00
    Accumulation Unit Value, End of Period....................       $10.31     $10.94          $10.90
    Number of Units Outstanding, End of Period................           --          --             --


*   The Contracts were first offered on November 10, 1998. The Accumulation Unit

Values in this table reflects a mortality and expense risk charge of 1.05% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998.

                       ACCUMULATION UNIT VALUE AND NUMBER
 OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
                               WERE FIRST OFFERED

                        WITH ENHANCED DEATH BENEFIT RIDER



                                                                       FOR THE YEARS BEGINNING
                                                                        JANUARY 1* AND ENDED
                                                                             DECEMBER 31
                                                                       -----------------------------
                                                                        1998            1999            2000
                                                                      --------          --------        --------
AIM V.I. BALANCED SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............        $10.00            $10.73          $12.63
    Accumulation Unit Value, End of Period....................        $10.73            $12.63          $11.94
    Number of Units Outstanding, End of Period................            --            16,023          98,137
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............        $10.00            $11.39          $16.25
    Accumulation Unit Value, End of Period....................        $11.39            $16.25          $14.28
    Number of Units Outstanding, End of Period................         1,466            17,447         131,704
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............        $10.00            $10.22           $9.88
    Accumulation Unit Value, End of Period....................        $10.22             $9.88           $9.82
    Number of Units Outstanding, End of Period................            --                --              --
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............        $10.00            $10.72          $14.13
    Accumulation Unit Value, End of Period....................        $10.72            $14.13          $13.62
    Number of Units Outstanding, End of Period................            --               154             327
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............        $10.00            $10.38           $9.83
    Accumulation Unit Value, End of Period....................        $10.38             $9.83          $10.68
    Number of Units Outstanding, End of Period................            --                --              --
AIM V.I. GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............        $10.00            $11.82          $15.78
    Accumulation Unit Value, End of Period....................        $11.82            $15.78          $12.38
    Number of Units Outstanding, End of Period................            --            14,400         102,325
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............        $10.00            $11.36          $15.05
    Accumulation Unit Value, End of Period....................        $11.36            $15.05          $12.68
    Number of Units Outstanding, End of Period................            --            16,349          92,631
AIM V.I. HIGH YIELD SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............        $10.00            $10.31          $11.25
    Accumulation Unit Value, End of Period....................        $10.31            $11.25           $8.98
    Number of Units Outstanding, End of Period................            --             3,356          14,461
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.68          $16.34
    Accumulation Unit Value, End of Period....................       $10.68             $16.34          $11.16
    Number of Units Outstanding, End of Period................           --                606           4,960
AIM V.I. VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $11.52          $14.76
    Accumulation Unit Value, End of Period....................       $11.52             $14.76          $12.43
    Number of Units Outstanding, End of Period................           --             35,445         212,348


                                                                   A-5





                                                                             FOR THE YEARS BEGINNING
                                                                                JANUARY 1* AND ENDED
                                                                                       DECEMBER 31
                                                                       -----------------------------
                                                                         1998            1999           2000
                                                                       --------         --------       --------

DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.78          $14.36
    Accumulation Unit Value, End of Period....................         $10.78           $14.36          $12.60
    Number of Units Outstanding, End of Period................             --            1,093           1,147
DREYFUS STOCK INDEX SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.87          $12.94
    Accumulation Unit Value, End of Period....................         $10.87           $12.94          $11.58
    Number of Units Outstanding, End of Period................             --            5,556          16,753
DREYFUS VIF GROWTH & INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.64          $12.43
    Accumulation Unit Value, End of Period....................         $10.64           $12.43          $11.80
    Number of Units Outstanding, End of Period................             --               --              --
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.04          $10.38
    Accumulation Unit Value, End of Period....................         $10.04           $10.38          $10.86
    Number of Units Outstanding, End of Period................             --               --           4,766
DREYFUS VIF SMALL COMPANY STOCK SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.66          $11.63
    Accumulation Unit Value, End of Period....................         $10.66           $11.63          $12.45
    Number of Units Outstanding, End of Period................            737               --             468
FIDELITY VIP CONTRAFUND-Registered Trademark- SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $11.66          $14.29
    Accumulation Unit Value, End of Period....................         $11.66           $14.29          $13.16
    Number of Units Outstanding, End of Period................             --           30,660         158,502
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.47          $10.99
    Accumulation Unit Value, End of Period....................         $10.47           $10.99          $11.76
    Number of Units Outstanding, End of Period................             --           17,530          80,075
FIDELITY VIP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $11.20          $15.19
    Accumulation Unit Value, End of Period....................         $11.20           $15.19          $13.33
    Number of Units Outstanding, End of Period................            313           45,514         210,159
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.43          $11.13
    Accumulation Unit Value, End of Period....................         $10.43           $11.13           $8.51
    Number of Units Outstanding, End of Period................             --            3,914          55,337
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $11.09          $13.95
    Accumulation Unit Value, End of Period....................         $11.09           $13.95          $12.67
    Number of Units Outstanding, End of Period................             --               --              --
GOLDMAN SACHS CORE-SM- SMALL CAP EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.60          $12.33
    Accumulation Unit Value, End of Period....................         $10.60           $12.33          $12.38
    Number of Units Outstanding, End of Period................             --               --              --


                                                                   A-6

                                                                                  FOR THE YEARS BEGINNING
                                                                                     JANUARY 1* AND ENDED
                                                                                            DECEMBER 31
                                                                            -----------------------------
                                                                         1998            1999           2000
                                                                        --------      --------        --------

GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.89          $13.42
    Accumulation Unit Value, End of Period....................       $10.89             $13.42          $11.97
    Number of Units Outstanding, End of Period................           --                 --              --
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $9.67            $9.90
    Accumulation Unit Value, End of Period....................        $9.67             $9.90           $14.28
    Number of Units Outstanding, End of Period................           --                --               --
GOLDMAN SACHS VIT GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $9.94           $9.90
    Accumulation Unit Value, End of Period....................        $9.94             $9.90           $9.81
    Number of Units Outstanding, End of Period................           --                --              --
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.84          $14.22
    Accumulation Unit Value, End of Period....................       $10.84             $14.22          $12.18
    Number of Units Outstanding, End of Period................           --                 --             272
MFS EMERGING GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $11.9           $20.83
    Accumulation Unit Value, End of Period....................       $11.95             $20.83          $16.52
    Number of Units Outstanding, End of Period................           --              3,068          78,095
MFS INVESTORS TRUST SERIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.81          $11.38
    Accumulation Unit Value, End of Period....................       $10.81             $11.38          $11.21
    Number of Units Outstanding, End of Period................           --              3,323          23,854
MFS NEW DISCOVERY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $11.38          $19.47
    Accumulation Unit Value, End of Period....................       $11.38             $19.47          $18.83
    Number of Units Outstanding, End of Period................           --              1,669           2,029
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.94          $15.05
    Accumulation Unit Value, End of Period....................       $10.94             $15.05          $13.11
    Number of Units Outstanding, End of Period................           --              1,953           1,953
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.15           $9.85
    Accumulation Unit Value, End of Period....................       $10.15              $9.85          $10.80
    Number of Units Outstanding, End of Period................           --              1,566           4,181
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.43          $10.71
    Accumulation Unit Value, End of Period....................       $10.43             $10.71          $11.78
    Number of Units Outstanding, End of Period................          245                 --              --
MORGAN STANLEY UIF INTERNATIONAL MAGNUM SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.38          $12.83
    Accumulation Unit Value, End of Period....................       $10.38             $12.83          $11.08
    Number of Units Outstanding, End of Period................           --               624              624


                                                                   A-7

                                                                              FOR THE YEARS BEGINNING
                                                                                 JANUARY 1* AND ENDED
                                                                                        DECEMBER 31
                                                                        -----------------------------
                                                                         1998            1999            2000
                                                                        --------        --------        --------

MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $10.96          $13.04
    Accumulation Unit Value, End of Period....................          $10.96          $13.04          $14.25
    Number of Units Outstanding, End of Period................              --              --              --
MORGAN STANLEY UIF U.S. REAL ESTATE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period                        $10.00          $10.17           $9.89
    Accumulation Unit Value, End of Period....................          $10.17           $9.89          $12.61
    Number of Units Outstanding, End of Period................              --              --              --
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00           $9.95           $9.63
    Accumulation Unit Value, End of Period....................           $9.95           $9.63
    Number of Units Outstanding, End of Period................              --             903
NEUBERGER BERMAN AMT GUARDIAN SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $10.80          $12.25
    Accumulation Unit Value, End of Period....................          $10.80          $12.25          $12.22
    Number of Units Outstanding, End of Period................              --           1,333              --
NEUBERGER BERMAN AMT MID CAP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $12.12          $18.40
    Accumulation Unit Value, End of Period....................          $12.12          $18.40          $16.80
    Number of Units Outstanding, End of Period................              --              --             929
NEUBERGER BERMAN AMT PARTNERS SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $10.30          $10.91
    Accumulation Unit Value, End of Period....................          $10.30          $10.91          $10.84
    Number of Units Outstanding, End of Period................              --              --              --

* The Contracts were first offered on November 10, 1998. The  Accumulation  Unit
Values in this table reflect a mortality and expense risk charge of 1.27% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998.

                                       A-8


                       ACCUMULATION UNIT VALUE AND NUMBER
 OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
                               WERE FIRST OFFERED

            WITH ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER


                                                                           FOR THE YEARS BEGINNING
                                                                              JANUARY 1* AND ENDED
                                                                                     DECEMBER 31
                                                                     -----------------------------
                                                                        1998            1999             2000
                                                                     --------         --------        --------
AIM V.I. BALANCED SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.73          $12.60
    Accumulation Unit Value, End of Period....................       $10.73             $12.60          $11.88
    Number of Units Outstanding, End of Period................          405             43,121         101,781
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $11.39          $16.21
    Accumulation Unit Value, End of Period....................       $11.39             $16.21          $14.22
    Number of Units Outstanding, End of Period................          398             16,046         122,768
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.21           $9.86
    Accumulation Unit Value, End of Period....................       $10.21              $9.86           $9.78
    Number of Units Outstanding, End of Period................           --              1,484           1,484
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.72          $14.09
    Accumulation Unit Value, End of Period....................       $10.72             $14.09          $13.59
    Number of Units Outstanding, End of Period................           --                 --              --
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.38           $9.80
    Accumulation Unit Value, End of Period....................       $10.38              $9.80          $10.63
    Number of Units Outstanding, End of Period................           --                 --              --
AIM V.I. GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $11.82          $15.74
    Accumulation Unit Value, End of Period....................       $11.82             $15.74          $12.32
    Number of Units Outstanding, End of Period................          386              21,246        108,292
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $11.36          $15.01
    Accumulation Unit Value, End of Period....................       $11.36             $15.01          $12.63
    Number of Units Outstanding, End of Period................           --             11,459          66,400
AIM V.I. HIGH YIELD SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.31          $11.22
    Accumulation Unit Value, End of Period....................       $10.31             $11.22           $8.94
    Number of Units Outstanding, End of Period................           --                185          10,889
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $10.68          $16.30
    Accumulation Unit Value, End of Period....................       $10.68             $16.30          $11.81
    Number of Units Outstanding, End of Period................           --              2,943           3,483
AIM V.I. VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00             $11.51          $14.73
    Accumulation Unit Value, End of Period....................       $11.51             $14.73          $12.37
    Number of Units Outstanding, End of Period................           --             34,288         159,570
                                                                   A-9

                                                                             FOR THE YEARS BEGINNING
                                                                                JANUARY 1* AND ENDED
                                                                                       DECEMBER 31
                                                                       -----------------------------
                                                                         1998           1999            2000
                                                                       --------         --------       --------

DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.786         $14.33
    Accumulation Unit Value, End of Period....................        $10.786            $14.33         $12.55
    Number of Units Outstanding, End of Period................             --             5,493          7,121
DREYFUS STOCK INDEX SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.87          $12.90
    Accumulation Unit Value, End of Period....................         $10.87           $12.90          $11.52
    Number of Units Outstanding, End of Period................            401           19,955          21,326
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.64          $12.40
    Accumulation Unit Value, End of Period....................         $10.64           $12.40          $11.75
    Number of Units Outstanding, End of Period................             --            3,983           3,676
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............         $10.00           $10.04          $10.36
    Accumulation Unit Value, End of Period....................         $10.04           $10.36          $10.81
    Number of Units Outstanding, End of Period................             --              577             489
DREYFUS VIF SMALL COMPANY STOCK SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $10.65          $11.60
    Accumulation Unit Value, End of Period....................          $10.65          $11.60          $12.39
    Number of Units Outstanding, End of Period................              --            2,542          2,538
FIDELITY VIP II CONTRAFUND-Registered Trademark- SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $11.65          $14.26
    Accumulation Unit Value, End of Period....................          $11.65          $14.26          $13.10
    Number of Units Outstanding, End of Period................             387          32,161         131,791
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $10.47          $10.96
    Accumulation Unit Value, End of Period....................          $10.47          $10.96          $11.70
    Number of Units Outstanding, End of Period................              --          11,621          45,849
FIDELITY VIP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $11.19          $15.15
    Accumulation Unit Value, End of Period....................          $11.19          $15.15          $13.27
    Number of Units Outstanding, End of Period................              --          22,088         151,189
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $10.43          $11.10
    Accumulation Unit Value, End of Period....................          $10.43          $11.10           $8.47
    Number of Units Outstanding, End of Period................              --           3,667          31,190
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $11.09          $13.92
    Accumulation Unit Value, End of Period....................          $11.09          $13.92          $12.61
    Number of Units Outstanding, End of Period................              --           2,449           4,173
GOLDMAN SACHS CORE-SM- SMALL CAP EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $10.59          $12.30
    Accumulation Unit Value, End of Period....................          $10.59          $12.30          $12.32
    Number of Units Outstanding, End of Period................              --          17,918          18,069


                                                                   A-10





                                                                           FOR THE YEARS BEGINNING
                                                                              JANUARY 1* AND ENDED
                                                                                     DECEMBER 31
                                                                     -----------------------------
                                                                        1998            1999            2000
                                                                     --------           --------        --------
GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $10.89          $13.39
    Accumulation Unit Value, End of Period....................          $10.89          $13.39          $11.91
    Number of Units Outstanding, End of Period................             401          20,515          23,250
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $9.66            $9.87
    Accumulation Unit Value, End of Period....................           $9.66          $9.87           $10.60
    Number of Units Outstanding, End of Period................              --             --               --
GOLDMAN SACHS VIT GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $9.93           $10.41
    Accumulation Unit Value, End of Period....................           $9.93         $10.41            $9.76
    Number of Units Outstanding, End of Period................             419          2,081            2,047
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $10.84          $14.18
    Accumulation Unit Value, End of Period....................          $10.84          $14.18          $12.12
    Number of Units Outstanding, End of Period................              --              --           1,812
MFS EMERGING GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $11.94          $20.78
    Accumulation Unit Value, End of Period....................          $11.94          $20.78          $16.44
    Number of Units Outstanding, End of Period................             377          19,189          64,075
MFS INVESTORS TRUST SERIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............          $10.00          $10.81          $11.35
    Accumulation Unit Value, End of Period....................          $10.81          $11.35          $11.16
    Number of Units Outstanding, End of Period................              --           4,808          11,160
MFS NEW DISCOVERY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............           $10.00         $11.38          $19.42
    Accumulation Unit Value, End of Period....................           $11.38         $19.42          $18.74
    Number of Units Outstanding, End of Period................               --            707           1,509
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............           $10.00         $10.94          $15.02
    Accumulation Unit Value, End of Period....................           $10.94         $15.02          $13.04
    Number of Units Outstanding, End of Period................              406          7,464          11,011
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............           $10.00         $10.15           $9.82
    Accumulation Unit Value, End of Period....................           $10.15          $9.82          $10.75
    Number of Units Outstanding, End of Period................               --             --              --
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............           $10.00         $10.42          $10.69
    Accumulation Unit Value, End of Period....................           $10.42         $10.69          $11.72
    Number of Units Outstanding, End of Period................               --            245             363
MORGAN STANLEY UIF INTERNATIONAL MAGNUM SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............           $10.00         $10.38          $12.79
    Accumulation Unit Value, End of Period....................           $10.38         $12.79          $11.03
    Number of Units Outstanding, End of Period................               --             --             --


                                                                   A-11





                                                                          FOR THE YEARS BEGINNING
                                                                             JANUARY 1* AND ENDED
                                                                            DECEMBER 31
                                                                        -----------------------------
                                                                     1998               1999            2000
                                                                     --------           --------         --------

MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............     $10.00                $10.96             $13.01
    Accumulation Unit Value, End of Period....................     $10.96                $13.01             $14.18
    Number of Units Outstanding, End of Period................        408                 1,788              4,089
MORGAN STANLEY UIF U.S. REAL ESTATE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............     $10.00                $10.17              $9.86
    Accumulation Unit Value, End of Period....................     $10.17                 $9.86             $12.55
    Number of Units Outstanding, End of Period................        --                    --                  --
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............     $10.00                 $9.95              $9.61
    Accumulation Unit Value, End of Period....................      $9.95                 $9.61             $11.82
    Number of Units Outstanding, End of Period................         --                17,465             16,697
NEUBERGER BERMAN AMT GUARDIAN SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............     $10.00                $10.80             $12.22
    Accumulation Unit Value, End of Period....................     $10.80                $12.22             $12.17
    Number of Units Outstanding, End of Period................         --                 1,924              1,415
NEUBERGER BERMAN AMT MID CAP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............     $10.00                $12.12             $18.36
    Accumulation Unit Value, End of Period....................     $12.12                $18.36             $16.72
    Number of Units Outstanding, End of Period................         --                    64              1,853
NEUBERGER BERMAN AMT PARTNERS SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............     $10.00                $10.30             $10.89
    Accumulation Unit Value, End of Period....................     $10.30                $10.89             $10.79
    Number of Units Outstanding, End of Period................          --               17,996             16,330

* The Contracts were first offered on November 10, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998.

APPENDIX B
MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:



    I      =   the Treasury Rate for a
              maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee
              Period.

    N      =  the number of whole and partial years from the date we
              receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

    J      =  the Treasury Rate for a maturity equal to the Guarantee
              Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, we will use a weighted average.

              Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.


The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                       EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Interest Rate:      4.50%
Full Withdrawal:    End of Contract Year 3


       NOTE: These examples assume that premium taxes are not applicable.

                  EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at End
of Contract Year 3:          = $10,000 X (1.045) TO THE POWER OF 3 = $11,411.66

Step 2: Calculate the Free Withdrawal Amount:  = .15 X ($10,000.00) = $1,500.00

Step 3: Calculate the Withdrawal Charge: = .05 X ($10,000.00 - $1,500.00) = $425.00

Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.20%
                              730 DAYS
                      N   =   --------   =   2
                              365 DAYS

                      MARKET VALUE ADJUSTMENT FACTOR: .9 X (I - J) - N
                      = .9 X (.045 - .042) X 2 = .0054

                      MARKET  VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X
                      AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:
                      = .0054 X ($11,411.66 - $1,500) = $53.52

Step 5: Calculate the amount received by Contract Owner as a result of full withdrawal at the end of Contract Year 3:
                   = $11,411.66 - $425.00 + $53.52 = $11,040.18

                                      B-1

                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1: Calculate Contract Value at End of Contract Year 3:
              = $10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66

Step 2: Calculate the Free Withdrawal Amount: = .15 X ($10,000.00) = $1,500.00

Step 3: Calculate the Withdrawal Charge:  = .05 X ($10,000.00 - $1,500.00) = $425.00

Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.80%
                              730 DAYS
                      N   =   --------   =   2
                              365 DAYS

                      MARKET VALUE ADJUSTMENT FACTOR: .9 X (I - J) X N
                      = .9 X (.045 - .048) X (2) = -.0054

                      MARKET  VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X
                      AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:

                      = -.0054 X ($11,411.66 - $1,500) = -$53.52

Step 5: Calculate the amount received by Contract Owner as a result of full withdrawal at the end of Contract Year 3:
                     = $11,411.66 - $425.00 - $53.52 = $10,933.14

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------



DESCRIPTION

-----------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
INVESTMENTS
-----------------------------------------------------
THE CONTRACT
-----------------------------------------------------
      Purchases of Contracts
-----------------------------------------------------
      Tax-free Exchanges (1035 Exchanges,
      Rollovers and Transfers)
-----------------------------------------------------
PERFORMANCE INFORMATION
-----------------------------------------------------
      Standardized Total Returns
-----------------------------------------------------
      Non-standardized Total Returns
-----------------------------------------------------
      Adjusted Historical Total Returns
-----------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
-----------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
-----------------------------------------------------
      Calculation of Annuity Unit Values
-----------------------------------------------------



-----------------------------------------------------

DESCRIPTION


GENERAL MATTERS
-----------------------------------------------------
      Incontestability
-----------------------------------------------------
      Settlements
-----------------------------------------------------
      Safekeeping of the Variable Account's
      Assets
----------------------------------------------------
      Premium Taxes
----------------------------------------------------
      Tax Reserves
----------------------------------------------------
FEDERAL TAX MATTERS
----------------------------------------------------
QUALIFIED PLANS
----------------------------------------------------
EXPERTS
----------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------


                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.
                                       C-1
GLG257-3

THE GLENBROOK PROVIDER VARIABLE ANNUITY




GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE. VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-755-5275                PROSPECTUS DATED MAY 1, 2001
--------------------------------------------------------------------------------

Glenbrook Life and Annuity Company ("GLENBROOK") is offering the Glenbrook Provider Variable Annuity, an individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 35 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 32 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):




AIM VARIABLE INSURANCE FUNDS                 MFS-REGISTERED TRADEMARK- VARIABLE  INSURANCE TRUST-SM-
FEDERATED INSURANCE SERIES                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
FIDELITY VARIABLE INSURANCE PRODUCTS FUND    STI CLASSIC VARIABLE TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE
    PRODUCTS TRUST



Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Glenbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

--------------------------------------------------------------------------------




                                  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                                  APPROVED OR DISAPPROVED THE SECURITIES
                                  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT
                                  PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                                  PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS
                                  COMMITTING A FEDERAL CRIME.

        IMPORTANT                 THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
         NOTICES                  HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                                  INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS, OR
                                  OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT
                                  IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                                  INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT FDIC INSURED.
GLG677-1

                                  1 PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------




                                                                           PAGE
-----------------------------------------------------
OVERVIEW
-----------------------------------------------------
      Important Terms                                                         3
-----------------------------------------------------
      The Contract At A Glance                                                4
-----------------------------------------------------
      How the Contract Works                                                  6
-----------------------------------------------------
      Expense Table                                                           7
-----------------------------------------------------
      Financial Information                                                  12
-----------------------------------------------------
CONTRACT FEATURES
-----------------------------------------------------
      The Contract                                                           13
-----------------------------------------------------
      Purchases                                                              14
-----------------------------------------------------
      Contract Value                                                         15
-----------------------------------------------------
      Investment Alternatives                                                16
-----------------------------------------------------
           The Variable Sub-Accounts                                         16
-----------------------------------------------------
           The Fixed Account Options                                         18
-----------------------------------------------------
           Transfers                                                         21
-----------------------------------------------------
      Expenses                                                               22
-----------------------------------------------------
      Access To Your Money                                                   24
-----------------------------------------------------
      Income Payments                                                        25
-----------------------------------------------------




-----------------------------------------------------

                                                                          PAGE



      Death Benefits                                                         27
-----------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------
      More Information:                                                      29
-----------------------------------------------------
           Glenbrook                                                         29
-----------------------------------------------------
           The Variable Account                                              30
-----------------------------------------------------
           The Portfolios                                                    30
-----------------------------------------------------
           The Contract                                                      31
-----------------------------------------------------
           Qualified Plans                                                   31
-----------------------------------------------------
           Legal Matters                                                     32
-----------------------------------------------------
      Taxes                                                                  32
-----------------------------------------------------
      Annual Reports and Other Documents                                     34
-----------------------------------------------------
      Experts                                                                36
-----------------------------------------------------
      Performance Information                                                37
-----------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                      A-1
-----------------------------------------------------
APPENDIX B -- MARKET VALUE ADJUSTMENT
EXAMPLE                                                                     B-1
-----------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE
OF CONTENTS                                                                 C-1
-----------------------------------------------------



                                  2 PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.




                                                                           PAGE

-----------------------------------------------------
      Accumulation Phase                                                     6
-----------------------------------------------------
      Accumulation Unit                                                     12
-----------------------------------------------------
      Accumulation Unit Value                                               12
-----------------------------------------------------
      Anniversary Values                                                    28
-----------------------------------------------------
      Annuitant                                                             13
-----------------------------------------------------
      Automatic Additions Plan                                              14
-----------------------------------------------------
      Automatic Portfolio Rebalancing Program                               21
-----------------------------------------------------
      Beneficiary                                                           13
-----------------------------------------------------
      Cancellation Period                                                    4
-----------------------------------------------------
      Contract*                                                              1
-----------------------------------------------------
      Contract Anniversary                                                   5
-----------------------------------------------------
      Contract Owner ("You")                                                13
-----------------------------------------------------
      Contract Value                                                         5
----------------------------------------------------
      Contract Year                                                          4
----------------------------------------------------
      Death Benefit Anniversary                                             27
----------------------------------------------------
      Dollar Cost Averaging Program                                         21
----------------------------------------------------
      Due Proof of Death                                                    27
----------------------------------------------------
      Enhanced Death Benefit Rider                                          27
----------------------------------------------------
      Enhanced Death and Income Benefit
      Combination Rider                                                     28
----------------------------------------------------
      Enhanced Death and Income Benefit
      Combination Rider II                                                  28
-----------------------------------------------------

----------------------------------------------------
      Fixed Account Options                                                  1

                                                                          PAGE
----------------------------------------------------
      Free Withdrawal Amount                                                23
----------------------------------------------------
      Funds                                                                  1
----------------------------------------------------
      Glenbrook ("We" or "Us")                                               1
----------------------------------------------------
      Guarantee Periods                                                     18
----------------------------------------------------
      Income Plan                                                            6
----------------------------------------------------
      Investment Alternatives                                                1
----------------------------------------------------
      Issue Date                                                             6
----------------------------------------------------
      Market Value Adjustment                                               20
----------------------------------------------------
      Payout Phase                                                           6
----------------------------------------------------
      Payout Start Date                                                     25
----------------------------------------------------
      Portfolios                                                             1
----------------------------------------------------
      Qualified Contracts                                                    4
----------------------------------------------------
      SEC                                                                    1
----------------------------------------------------
      Settlement Value                                                      27
----------------------------------------------------
      Systematic Withdrawal Program                                         25
----------------------------------------------------
      Valuation Date                                                        15
----------------------------------------------------
      Variable Account                                                       1
----------------------------------------------------
      Variable Sub-Account                                                   1
-----------------------------------------------------



*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.
                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------
The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.




FLEXIBLE  PAYMENTS                      You can purchase a Contract with as little as $3,000  ($2,000 for "QUALIFIED  CONTRACTS",  which are Contracts issued within QUALIFIED PLANS).
                                        You can add to your Contract as often and as much as you like,  but each payment must be at least $50.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                         You may cancel  your  Contract  within 20 days of receipt or any
                                        longer  period  as  your  state  may  require  ("CANCELLATION   PERIOD").  Upon
                                        cancellation,  we will return your  purchase  payments  adjusted,  to the extent federal  or state law  permits,  to reflect  the  investment  experience  of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                You will bear the following  expenses:
                                        - Total Variable Account annual fees  equal to 1.15% of  average  daily  net assets  (1.37% if you  select  the ENHANCED  DEATH  BENEFIT  RIDER;
                                        1.59% if you selected  the ENHANCED  DEATH AND INCOME  BENEFIT  COMBINATION  RIDER
                                        (for Contracts  issued before  September 22, 2000); and 1.65% if you select the
                                        ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER  II (for  Contracts  on or
                                        after  September  22,  2000)
                                        - Annual  contract maintenance charge of $35 (with certain exceptions)
                                        - Withdrawal charges ranging from 0% to 6% of purchase payment withdrawn (with certain exceptions)
                                        - Transfer fee of $10 after 12th  transfer in any CONTRACT  YEAR (fee  currently waived)
                                        - State premium tax (if your state imposes one) In addition,  each  Portfolio pays expenses that you will bear indirectly if you invest in a Variable  Sub-Account.
--------------------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                 The Contract  offers 35  investment  alternatives  including:
                                        - 3 Fixed Account Options (which credit interest at rates we guarantee)
                                        - 32 Variable Sub-Accounts investing  in  Portfolios  offering   professional
                                        money  management  by  these investment  advisers:
                                                - A I M Advisors,  Inc.
                                                - Federated Investment  Management Company
                                                - Fidelity Management & Research Company
                                                - Franklin Advisers, Inc.
                                                - MFS Investment Management-Registered  Trademark
                                                - OppenheimerFunds,  Inc.
                                                - Templeton Global Advisors Limited
                                                - Trusco Capital Management, Inc.

                                        To find out current rates being paid on the Fixed Account
                                        Options or how the Variable Sub-Accounts have performed, call us at
                                        1-800-755-5275.

                                  4 PROSPECTUS


-------------------------------------------------------------------------------------------------------------------
SPECIAL SERVICES                        For your convenience, we offer these special services:
                                         -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                         -  AUTOMATIC ADDITIONS PROGRAM
                                         -  DOLLAR COST AVERAGING PROGRAM
                                         -  SYSTEMATIC WITHDRAWAL PROGRAM

-------------------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                         You can choose fixed income payments,  variable income payments, or a combination of the two. You can receive your income  payments in one of the following ways:
                                        - life income with guaranteed  payments
                                        - a "joint and survivor" life income  with  guaranteed  payments
                                        -  guaranteed  payments  for a specified period (5 to 30 years)
---------------------------------------------------------------------------------------------------------------------

DEATH  BENEFITS                         If you or the ANNUITANT (if  the  Contract is owned  by a
                                        non-natural  person) die before the PAYOUT  START  DATE,  we will pay the death benefit described in the Contract.  We offer an
                                        Enhanced Death Benefit Rider and an Enhanced Death and Income
                                        Benefit Combination Rider II.
----------------------------------------------------------------------------------------------------------------------

TRANSFERS                               Before the Payout Start Date,  you may transfer your Contract value
                                        ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers to a GUARANTEE PERIOD of the Fixed Account
                                        must be at least $50.

                                        We do not currently impose a fee upon transfers.  However,  we reserve the right to charge $10 per  transfer  after the 12th transfer in each  "Contract  Year", which we measure from the date we issue your Contract or a Contract  anniversary ("CONTRACT ANNIVERSARY").
------------------------------------------------------------------------------------------------------------------------

WITHDRAWALS                             You may withdraw some or all of your Contract Value at anytime prior to the Payout Start Date. In general,  you must withdraw at least $50 at a time.
                                        Full or partial  withdrawals  are available  under limited  circumstances  on or after the Payout Start Date. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.



                                  5 PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 35 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS")
described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.




        ISSUE              ACCUMULATION PHASE        PAYOUT      PAYOUT
        DATE                                         START       PHASE
                                                     DATE
      -----------------------------------------------------------------------------------------------------
      You can   You save for retirement           You elect to   You can receive   Or you can
      buy                                         receive        income payments   receive income
      a                                           income         for a set         payments for life
      Contract                                    payments or    period
                                                  receive a
                                                  lump sum
                                                  payment



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.

                                  6 PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*


Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:     0    1    2    3    4    5     6+


--------------------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                   6%   6%   5%   5%   4%   3%    0%
--------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                               $35.00**
--------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                     $10.00***
---------------------------------------------------------------------------------------------------------------------------




* Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.
**   We will waive this charge in certain cases. See "Expenses".
*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)



Without the Enhanced Death Benefit Option, Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II


Mortality and Expense Risk Charge                               1.05%
---------------------------------------------------------------------
Administrative Expense Charge                                   0.10%
---------------------------------------------------------------------
Total Variable Account Annual Expenses                          1.15%
----------------------------------------------------------------------


With the Enhanced Death Benefit Option


Mortality and Expense Risk Charge                               1.27%
---------------------------------------------------------------------
Administrative Expense Charge                                   0.10%
---------------------------------------------------------------------
Total Variable Account Annual Expenses                          1.37%
---------------------------------------------------------------------


With the Enhanced Death and Income Benefit Combination Rider (for Contracts issued before September 22, 2000)


Mortality and Expense Risk Charge                              1.49%
---------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
---------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.59%
------------------------------------------------------------------------------


With the Enhanced Death and Income Benefit Combination Rider II (for Contracts issued on or after September 22, 2000)

Mortality and Expense Risk Charge                              1.55%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.65%
----------------------------------------------------------------------



                                  7 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)




                                                                                                               Total Portfolio
                                                 Management         Rule 12b-1          Other                      Annual
Portfolio                                           Fees               Fees            Expenses                   Expenses


--------------------------------------------------------------------------------------------------------------------------------
IM V.I. Balanced Fund                             0.75%               --                0.35%                       1.10%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                0.61%               --                0.21%                       0.82%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                              0.61%               --                0.22%                       0.83%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                   0.60%               --                0.24%                       0.84%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield (2)                           0.63%               --                0.56%                        1.19%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                               0.61%               --                0.23%                        0.84%
---------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II (3)                 0.48%               --                0.19%                        0.67%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (4,5)           0.57%               --                0.09%                        0.66%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (4,5)        0.48%               --                0.08%                        0.56%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (4,5)                0.57%              --                0.08%                        0.65%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (4)            0.58%               --                0.10%                        0.68%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (4,6)            0.24%               --                0.09%                        0.33%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (4,5)             0.72%               --                0.17%                        0.89%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (7)                    0.75%               --                0.10%                        0.85%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (7,8)                  0.75%               --                0.12%                        0.87%
----------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (7)                           0.75%               --                0.10%                        0.85%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA             0.62%               --                0.02%                        0.64%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA          0.64%               --                0.03%                        0.67%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA             0.64%               --                0.04%                        0.68%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA   0.70%               --                0.03%                        0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA           0.72%               --                0.04%                        0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                0.74%               --                0.05%                        0.79%
-----------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund (3)                 0.92%               --                0.23%                        1.15%
-----------------------------------------------------------------------------------------------------------------------------------
STI Growth and Income Fund (3)                    0.00%               --                1.20%                        1.20%
-----------------------------------------------------------------------------------------------------------------------------------
TI International Equity Fund (3)                  0.77%               --                0.83%                        1.60%
-----------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund (3)                0.23%               --                0.52%                        0.75%
-----------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund (3)                       0.74%               --                0.41%                        1.15%
-----------------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock Fund (3)                 0.00%               --                1.30%                        1.30%
-----------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity Fund (3)               0.39%               --                0.81%                        1.20%
-----------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund (3)                   0.69%               --                0.26%                        0.95%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund --
    Class 2 (9,10)                                0.63%              0.25%              0.09%                        0.97%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (9,10)   0.81%           0.25%              0.06%                        1.12%
-----------------------------------------------------------------------------------------------------------------------------------




(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).
(2) Expenses have been restated to reflect current fees.
                                  8 PROSPECTUS

(3) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:



                                                                                                   Total Portfolio
                                Management         Rule 12b-1          Other                           Annual
Portfolio                           Fees               Fees            Expenses                       Expenses
----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II       0.50%                N/A             0.44%                         0.94%
----------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund      1.15%                 N/A             0.23%                         1.38%
----------------------------------------------------------------------------------------------------------------------
STI Growth and Income Fund         0.90%                 N/A             7.14%                         8.04%
----------------------------------------------------------------------------------------------------------------------
STI International Equity Fund      1.25%                 N/A             0.83%                         2.08%
----------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund     0.74%                 N/A             0.52%                         1.26%
----------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund            1.15%                 N/A             0.41%                         1.56%
----------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock Fund      1.00%                 N/A            10.54%                        11.54%
----------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity Fund    1.15%                 N/A             0.81%                         1.96%
----------------------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund        0.80%                 N/A             0.26%                         1.06%
-----------------------------------------------------------------------------------------------------------------------

The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.

(4) Initial Class

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(6) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

(7) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher that the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.84% for Emerging Growth Series, 0.86% for Investors Trust Series, and 0.84% for Research Series.

(8) Effective May 1, 2001, the Series changed its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

(9) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(10) The Fund administration fee is paid indirectly through the management fee.

                                  9 PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

-  elected the Enhanced Death and Income Benefit Combination Rider II.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.



                                                  1 Year            3 Year             5 Year             10 Year
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                  $79               $129               $173                $312
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                      $76               $121               $159                $284
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                         $77               $121               $160                $286
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                    $77               $121               $159                $285
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                $80               $132               $178                $320
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                     $77               $121               $160                $286
-----------------------------------------------------------------------------------------------------------------------------
Federated Prime Money II                           $75               $116               $151                $268
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                            $75               $116               $151                $267
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                         $74               $113               $146                $257
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                $75               $115               $150                $266
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                           $75               $116               $152                $269
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                             $71               $105               $134                $233
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                              $77               $123               $162                $291
-----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                $77               $122               $160                $287
-----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                $77               $122               $161                $289
-----------------------------------------------------------------------------------------------------------------------------
MFS Research                                       $77               $122               $160                $287
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                      $75               $115               $150                $265
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                   $75               $116               $151                $268
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                      $75               $116               $152                $269
-----------------------------------------------------------------------------------------------------------------------------
ppenheimer Main Street Growth & Income             $76               $118               $154                $274
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies                    $76               $119               $156               $277
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                         $76               $120               $157               $280
-----------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation                           $80               $131               $176               $317
-----------------------------------------------------------------------------------------------------------------------------
STI Growth and Income                              $80               $132               $178               $321
-----------------------------------------------------------------------------------------------------------------------------
STI International Equity                           $84               $144               $198               $360
-----------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond                          $76               $118               $155               $276
-----------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity                                 $80               $131               $176               $317
-----------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock                           $81               $135               $183               $331
-----------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity                         $80               $132               $178               $321
-----------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock                             $78               $125               $166               $297
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities -- Class 2 $87               $151               $208               $379
-----------------------------------------------------------------------------------------------------------------------------
Templeton International Securities -- Class 2     $80                $130               $174              $314
------------------------------------------------------------------------------------------------------------------------------




                                  10 PROSPECTUS

EXAMPLE 2


Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.






                                                 1 Year            3 Year             5 Year             10 Year
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                   $28             $ 87              $148              $312
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                       $25             $ 78              $133              $284
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                          $26             $ 79              $134              $286
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                     $26             $ 78              $134              $285
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                 $29             $ 89              $152              $320
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                      $26             $ 79              $134              $286
-----------------------------------------------------------------------------------------------------------------------------
Federated Prime Money II                            $24             $ 74              $126              $268
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                             $24             $ 73              $125              $267
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                          $23             $ 70              $120              $257
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                 $24             $ 73              $125              $266
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                            $24             $ 74              $126              $269
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                              $20             $ 63              $108              $233
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                               $26             $ 80              $137              $291
-----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                 $26             $ 79              $135              $287
-----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                 $26             $ 80              $136              $289
-----------------------------------------------------------------------------------------------------------------------------
MFS Research                                        $26             $ 79              $135              $287
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                       $24             $ 73              $124              $265
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                    $24             $ 74              $126              $268
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                       $24             $ 74              $126              $269
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income             $25             $ 75              $129              $274
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies                     $25             $ 76              $130              $277
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                          $25             $ 77              $132              $280
-----------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation                            $29             $ 88              $150              $317
-----------------------------------------------------------------------------------------------------------------------------
STI Growth and Income                               $29             $ 90              $153              $321
-----------------------------------------------------------------------------------------------------------------------------
STI International Equity                            $33             $102              $173              $360
-----------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond                           $25             $ 76              $130              $276
-----------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity                                  $29             $ 88              $150              $317
-----------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock                            $30             $ 93              $158              $331
-----------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity                          $29             $ 90              $153              $321
------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock                              $27             $ 82              $140              $297
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities -- Class 2  $36             $108              $183              $379
-----------------------------------------------------------------------------------------------------------------------------
Templeton International Securities -- Class 2       $29             $ 87              $149              $314
------------------------------------------------------------------------------------------------------------------------------



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIO'S ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED BELOW. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.55%. IF THAT RIDER WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON THE CURRENT AVERAGE CONTRACT SIZE OF $47,490.

                                  11 PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------
To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the Contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook and the Variable Account appear in the Statement of Additional Information.
                                  12 PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Glenbrook Provider Variable Annuity is a contract between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract Owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application. You may change the Contract Owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 31.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a natural person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

        (i) the youngest Contract Owner; otherwise,
        (ii) the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person selected by the Contract Owner to receive the death benefits or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary, or if none surviving, the contingent Beneficiary, will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. A contingent Beneficiary is the person selected by the Contract Owner who will become the Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your

                                  13 PROSPECTUS
written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be: - your spouse or, if he or she is no longer alive, - your surviving children equally, or if you have no surviving children, - your estate. If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract Owner is not a natural person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We reserve the right to reject any application in our sole discretion.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent
                                  14 PROSPECTUS
purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office. We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central
Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, you may then allocate your money to other Variable Sub-Accounts.

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase or transfer payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider and the Enhanced Death and Income Benefit Combination Rider II described on pages 27-29.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                  15 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------
You may allocate your purchase payments to up to 32 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below. For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


Portfolio:                                Each Portfolio Seeks:                            Investment Advisor:

AIM VARIABLE INSURANCE FUNDS*
------------------------------------------------------------------------------------
AIM V.I. Balanced Fund              As high a total return as possible,
                                    Consistent with preservation of capital
-----------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund  Growth of capital
------------------------------------------------------------------------------------
AIM V.I. Growth Fund                Growth of capital
----------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund     Growth of capital with a secondary
                                    objective of current income                          A I M Advisors, Inc.
------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            A high level of current income
------------------------------------------------------------------------------------
AIM V.I. Value Fund

                                    Long-term growth of capital; Income is
                                    Secondary objective

-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
Federated Prime Money Fund II       Current income consistent with the
                                    stability of principal and                          Federated Investment
                                    liquidity                                           Management Company
-----------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------
Fidelity VIP Contrafund             Long-term capital appreciation
Portfolio
-----------------------------------------------------------------------------------
Fidelity VIP Equity-Income          Reasonable income
Portfolio

-----------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio       Capital appreciation

----------------------------------------------------------------------------------
Fidelity VIP High Income            High level of current income while also
Portfolio                           considering growth of capital                       Fidelity Management & Research Company

---------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio    Investment results that correspond
                                    to the total return of common stocks publicly
                                    traded in the United States, as represented by
                                    the S&P 500
-----------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio     Long-term growth of capital
----------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP) -- CLASS 2
----------------------------------------------------------------------------------
Templeton Global Income Securities  High current income
Fund                                Capital appreciation is a secondary
                                    Consideration.                                      Franklin Advisers, Inc.
---------------------------------------------------------------------------------
Templeton Growth Securities Fund    Long-term capital growth                            Templeton Global Advisors
                                                                                        Limited
----------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
-----------------------------------------------------------------------------------
MFS Emerging Growth Series          Long-term growth of capital
-----------------------------------------------------------------------------------

**MFS Investors Trust Series        Long-term growth of capital with a
                                    Secondary objective to seek reasonable
                                    current income
----------------------------------------------------------------------------------      MFS Investment Management(R)
MFS Research Series                 Long-term growth of capital and future
                                    income
------------------------------------------------------------------------------------
                                 16 PROSPECTUS

Portfolio:                                Each Portfolio Seeks:                            Investment Advisor:

OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth       Capital Appreciation
Fund/VA

------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation    Capital Appreciation
Fund/VA

---------------------------------------------------------------------------------
Oppenheimer Global Securities       Long-term capital appreciation
Fund/VA
----------------------------------------------------------------------------------
Oppenheimer Main Street            High total return, which includes
Growth & Income Fund/VA            growth in the value of its shares as well as          OppenheimerFunds, Inc.
                                   current income, from equity and debt
                                   securities
----------------------------------------------------------------------------------
Oppenheimer Multiple Strategies    A high total investment return which
Fund/VA                            includes current income and capital
                                   appreciation in the value of its shares.
---------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA High level of current income
-----------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------
STI Capital Appreciation Fund      Captial Appreciation

-----------------------------------------------------------------------------------
STI Growth and Income Fund        Long-term capital appreciation with the
                                  secondary goal of current income                      Trusco Capital Management, Inc.
--------------------------------------------------------------------------------
STI International Equity Fund     Long-term capital appreciation
---------------------------------------------------------------------------------
STI Investment Grade Bond Fund    High total return through current income and
                                  capital appreciation,while preserving
                                  the principal amount invested
--------------------------------------------------------------------------------
STI Mid-Cap Equity Fund           Capital appreciation

----------------------------------------------------------------------------------
STI Quality Growth Stock Fund     Long-term capital appreciation with
                                  nominaldividend income
----------------------------------------------------------------------------------
STI Small Cap Value Equity Fund   Capital appreciation with the
                                  secondary goal of current income
------------------------------------------------------------------------------------
STI Value Income Stock Fund       Current income with the secondary
                                  goal of  capital appreciation
----------------------------------------------------------------------------------


** Effective May 1, 2001, the Series changed its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

* A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.
                                  17 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Purchase payments that you allocate to the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("DCA FIXED ACCOUNT OPTION") will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each payment or transfer.

For each purchase payments, the first transfer from the DCA Fixed Account must occur within one month of the date of payment. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 21.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option. However, you may not choose less than 3 or more than 36 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 36 months of payment. At the end of 36 months, any nominal amounts remaining will be allocated to the Money Market Variable Sub-Account. No transfers are permitted into the DCA Fixed Account.


SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to the SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation.

For each purchase payment, the first transfer from the Short Term DCA Fixed Account must occur within one month of the date of payment. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 21.

You must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. At the end of the transfer period, any nominal amounts remaining in the Short Term DCA Fixed Account will be allocated to the Money Market Variable Sub-Account. If you discontinue the Short Term DCA Fixed Account Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term DCA Fixed Account.

We bear the investment risk for all amounts allocated to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or Glenbrook customer service at 1-800-755-5275.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of

                                  18 PROSPECTUS
different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future.

We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment............................................    $10,000
Guarantee Period............................................    5 years
Annual Interest Rate........................................      4.50%






                                                                   END OF CONTRACT YEAR
                                                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5

Beginning Contract Value                      $10,000.00
X (1 + Annual Interest Rate)                     X 1.045
                                              ----------
                                              $10,450.00

Contract Value at end of Contract Year                     $10,450.00
X (1 + Annual Interest Rate)                                  X 1.045
                                                           ----------
                                                           $10,920.25

Contract Value at end of Contract Year                                  $10,920.25
X (1 + Annual Interest Rate)                                               X 1.045
                                                                        ----------
                                                                        $11,411.66

Contract Value at end of Contract Year                                               $11,411.66
X (1 + Annual Interest Rate)                                                            X 1.045
                                                                                     ----------
                                                                                     $11,925.19

Contract Value at end of Contract Year                                                            $11,925.19
X (1 + Annual Interest Rate)                                                                         X 1.045
                                                                                                  ----------
                                                                                                  $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 - $10,000)



This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

                                  19 PROSPECTUS

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

      1. Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

      2. Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

      3. Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

      4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Free Withdrawal Amount as described on page 23,

- that qualify for one of the waivers as described on page 23,

- to satisfy the IRS minimum distribution rules for the Contract, or

- a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. Treasury Rate means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5-year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

                                  20 PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Short-Term Dollar Cost Averaging Fixed Account Option or the Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

If you choose an Income Plan that depends on any person's life, you may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275. The cut-off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from the Short Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account, to any Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

                                  21 PROSPECTUS

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

        Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

- total purchase payments equal $50,000 or more, or

- all money is allocated to the Fixed Account.

In addition, we will waive the Contract Maintenance Charge if total purchase payments are $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.05% of the average daily net assets you have invested in the Variable Sub-Accounts (1.27% if you select the Enhanced Death Benefit Rider, 1.49% if you selected the Enhanced Death and Income Combination Benefit Rider, and 1.55% if you select the Enhanced Death and Income Benefit Combination Rider II). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider and the Enhanced Death and Income Benefit Combination Rider II, to compensate us for the additional risk that we accept by providing these options.

                                  22 PROSPECTUS

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% over a 6 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 7. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period;

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

-   withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract Owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract Owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a natural person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract Owner is not a natural person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and
                                  23 PROSPECTUS

3. you or the Annuitant, if the Contract Owner is not a natural person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 8. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable SubAccount.

If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

                                 24 PROSPECTUS

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

-   at least 30 days after the Issue Date; and
- no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.


The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make



                                  25 PROSPECTUS
periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

If you elected the Enhanced Death and Income Benefit Combination Rider or the Enhanced Death and Income Benefit Combination Rider II, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

- reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
                                  26 PROSPECTUS

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value
Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
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We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract Owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.
A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

-   a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

-   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a) = the withdrawal amount;

    (b) = the Contract Value immediately prior to the withdrawal; and

    (c) = the Contract value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER
If the oldest contract Owner and Annuitant are less than or equal to age 80 as of the date we receive the

                                  27 PROSPECTUS
completed application, or a written request to add the Rider, the Enhanced Death Benefit Rider is an optional benefit that you may elect.

If the Contract Owner is a living individual, the enhanced death benefit applies only upon the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the enhanced death benefit. The enhanced death benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

That enhanced death benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial purchase payment. After issue, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

        (a) = the withdrawal amount,

        (b) = the Contract Value immediately prior to the withdrawal, and

        (c) = the most recently calculated Enhanced Death Benefit A.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or the Annuitant's, if the Contract Owner is not a natural person, 85th birthday. After age 85, we will recalculate Enhanced Death Benefit A only for purchase payments and withdrawals.



ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment, as defined below. Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of:

- the date we determine the death benefit, or

- the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a natural person, the Annuitant's, 85th birthday.

The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

        (a) = the withdrawal amount,

        (b) = the Contract Value  immediately prior to the withdrawal, and

        (c) = the most recently calculated Enhanced Death Benefit B.


ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (FOR CONTRACTS ISSUED BEFORE SEPTEMBER 22, 2000) The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is as described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to the value the enhanced death benefit would be on the Payout Start Date.

The enhanced income benefit will apply if the Contract owner elects a Payout Start Date that:

- is on or after the tenth Contract Anniversary, and

- is prior to the Annuitant's 90th Birthday.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either a single or joint lives with a period certain of at least:

- 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

- 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER 22, 2000). You may elect not to choose the Enhanced Death Benefit Rider and may instead choose the Enhanced Death and Income Benefit Combination Rider II. The Enhanced Death and Income Benefit Combination Rider II may not be available in all states.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is as described above under "Enhanced Death Benefit Rider."

                                  28 PROSPECTUS

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to the value the enhanced death benefit would be on the Payout Start Date.

This minimum amount is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

- is on or after the tenth Contract Anniversary, and

- occurs during the 30 day period following a Contract Anniversary.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either a single or joint lives with a period certain of at least:

- 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

- 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

You must elect to receive fixed income payments, which will be calculated using the appropriate guaranteed income payment table provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the enhanced income benefit may not be appropriate.

DEATH BENEFIT PAYMENTS A death benefit will be paid:

1. if the Contract Owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract Owner eligible to receive the distribution upon death is not a natural person, the Contract Owner may elect to receive the distribution upon death in one or more distributions.

If the Contract Owner is a natural person, the Contract Owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

-   the life of the Contract Owner; or

-   a period not to exceed the life expectancy of the Contract Owner; or

- the life of the Contract Owner with payments guaranteed to a period not to exceed the life expectancy of the Contract Owner.

If the surviving spouse of the deceased Contract Owner is the sole new Contract Owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge or Market Value Adjustment.

MORE INFORMATION
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GLENBROOK
Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the

                                  29 PROSPECTUS
laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective
June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+(r) rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of multiple Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

                                  30 PROSPECTUS

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract Owner records;

- Contract Owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax
                                  31 PROSPECTUS
consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK
MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
                                  32 PROSPECTUS

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract Owner's death,

- attributable to the Contract Owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract Owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2;

2. made as a result of the Contract Owner's death or disability;

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract Owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

                                  33 PROSPECTUS

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

-   Roth IRAs under Section 408A of the Code;

-   Simplified Employee Pension Plans under Section 408(k) of the Code;

-   Savings Incentive Match Plans for Employees (SIMPLE) Plans under
    Section 408(p) of the Code;

-   Tax Sheltered Annuities under Section 403(b) of the Code;

-   Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availablity of the Contract for use with any of the Qualified Plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educional organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee
    - attains age 59 1/2,
    - separates from service,
    - dies,
    - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.


INCOME TAX WITHHOLDING
Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus. We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's
                                  34 PROSPECTUS

"EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330. If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Ave. Vernon Hills, IL 60061 (telephone: 1-800-755-5275).
                                  35 PROSPECTUS

EXPERTS
-------------------------------------------------------------------

The financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Glenbrook and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000, and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                  36 PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.
                                  37 PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUE AND NUMBER OF
                     ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

                                  BASIC POLICY


                                                        FOR THE YEARS BEGINNING
                                                          JANUARY 1* AND ENDED
                                                              DECEMBER 31,
                                                         --------------------------
                                                          1998          1999       2000
                                                          --------   --------  ------------

AIM V.I. BALANCED SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.73   $12.66
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.73   $12.66   $11.99
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    7,487   52,646
----------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.39   $16.29
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.39   $16.29   $14.35
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    8,743   73,347
----------------------------------------------------------------------------------------
AIM V.I. GROWTH SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.83   $15.82
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.83   $15.82   $12.43
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   13,275   69,688
----------------------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.36   $15.09
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.36   $15.09   $12.74
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   12,180   53,747
----------------------------------------------------------------------------------------
AIM V.I. HIGH YIELD SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.31   $11.27
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.31   $11.27   $ 9.03
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    7,387    9,651
----------------------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.52   $14.80
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.52   $14.80   $12.49
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   42,074  115,418
----------------------------------------------------------------------------------------
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(1)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00   $10.06
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.06   $10.55
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    7,985    11,541
----------------------------------------------------------------------------------------
FIDELITY VIP II CONTRAFUND-Registered Trademark- SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.66   $14.33
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.66   $14.33   $13.23
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   18,963  101,434
----------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.48   $11.02
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.48   $11.02   $11.81
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       --   30,264   100,008
----------------------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.20   $15.22
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.20   $15.22   $13.40
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       --   25,821   168,574
----------------------------------------------------------------------------------------

                                      A-1

                                                         FOR THE YEARS BEGINNING
                                                          JANUARY 1* AND ENDED
                                                              DECEMBER 31,
                                                         --------------------------
                                                          1998          1999       2000
                                                       --------   --------  ------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.43   $11.16
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.43   $11.16   $ 8.55
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                       --    3,837    45,083
----------------------------------------------------------------------------------------
FIDELITY VIP II INDEX 500 SUB-ACCOUNT (3)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                   --       --      $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                         --       --      $ 9.14
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                      --       --    106,077
----------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS SUB-ACCOUNT (3)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                   --       --      $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                         --       --      $ 8.38
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                     --       --      30,679
----------------------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $11.95   $20.88
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $11.95   $20.88   $16.60
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    1,059   58,101
----------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                  $10.00   $10.81   $11.41
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                        $10.81   $11.41   $11.26
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    6,295   15,347
----------------------------------------------------------------------------------------
MFS RESEARCH SUB-ACCOUNT(3)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00   $11.53
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $11.53   $10.85
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --   15,852
----------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(3)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00   $13.73
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $13.73   $12.05
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --   24,923
----------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(3)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00   $12.11
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $12.11   $11.95
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --   53,406
----------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(3)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00   $13.11
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $13.11   $13.62
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --   60,419
----------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET GROWTH  & INCOME SUB-ACCOUNT(3)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00   $10.78
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.78   $ 9.72
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --     --    121,955
----------------------------------------------------------------------------------------
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(4)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --     --     $10.16
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --     --     $10.49
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --     --     20,686
----------------------------------------------------------------------------------------

                                      A-2


                                                         FOR THE YEARS BEGINNING
                                                          JANUARY 1* AND ENDED
                                                              DECEMBER 31,
                                                         --------------------------
                                                          1998          1999       2000
                                                        --------   --------  ------------
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00   $10.16
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.16   $10.31
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --   28,737
----------------------------------------------------------------------------------------
STI CAPITAL APPRECIATION SUB-ACCOUNT(1)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00   $10.60
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $10.60   $10.80
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --   10,425     --
----------------------------------------------------------------------------------------
STI  GROWTH & INCOME SUB-ACCOUNT (4)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --     --     $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --     --     $10.79
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --     --     16,189
----------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY SUB-ACCOUNT (3)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --     --     $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --     --     $ 9.72
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --     --      2,615
----------------------------------------------------------------------------------------
STI INVESTMENT GRADE BOND SUB-ACCOUNT (4)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --     --     $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --     --     $10.61
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --      --    11,649
----------------------------------------------------------------------------------------
STI MID-CAP EQUITY SUB-ACCOUNT (4)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --     --     $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --     --     $ 9.21
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --     --      5,778
----------------------------------------------------------------------------------------
STI QUALITY GROWTH STOCK SUB-ACCOUNT (4)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --     --     $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --     --     $ 9.58
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --     --      9,606
----------------------------------------------------------------------------------------
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT (4)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --     --     $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --     --     $11.85
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --     --      3,572
----------------------------------------------------------------------------------------
STI VALUE INCOME STOCK SUB-ACCOUNT(1)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --   $10.00   $ 9.46
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --   $ 9.46   $10.33
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --    5,699   13,619
----------------------------------------------------------------------------------------
TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period (4,5)                --       --   $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --       --   $11.39
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       -       438
----------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period (4,5)                --       --   $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period                            --       --   $13.59
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period                        --       --   11,237
----------------------------------------------------------------------------------------

                                      A-3

                                                         FOR THE YEARS BEGINNING
                                                          JANUARY 1* AND ENDED
                                                              DECEMBER 31,
                                                         --------------------------
                                                          1998          1999       2000
                                                         --------   --------  ------------


TEMPLETON STOCK (CLASS 2)SUB-ACCOUNT(2)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                     --     --      $11.37
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period (4,5)                     --     --      $11.42
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period (4,5)                 --     --           0
----------------------------------------------------------------------------------------
TEMPLETON BOND(CLASS 2)SUB-ACCOUNT(2)
----------------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period                      --    --      $10.00
----------------------------------------------------------------------------------------
Accumulation Unit Value, End of Period  (4,5)                     --    --       $9.87
----------------------------------------------------------------------------------------
Number of Units Outstanding, End of Period (4,5)                  --    --           0
----------------------------------------------------------------------------------------

* The Contracts were first offered on November 10, 1998. The  Accumulation  Unit
Values in this table reflect a mortality and expense risk charge of 1.05% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.

(1) Variable Sub-Accounts commenced operations on November 1, 1999.

(2) Variable Sub-Accounts commenced operations on December 17, 1999.

(3) Variable Sub-Accounts commenced operations on January 24, 2000.

(4) Variable Sub-Accounts commenced operations on May 1, 2000.

(5) Effective May 1, 2000, the Portfolios in which the Templeton Stock
(Class 2) and Templeton Bond (Class 2) Variable Sub-Accounts invested were merged into the Templeton Growth Securities (Class 2) and the Templeton Global
Income securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Templeton Growth Securities
(Class 2) and Templeton Global Income Securities (Class 2), respectively, with
Accumulation Unit Values starting at $10.00.
                                       A-4

                                     ACCUMULATION UNIT VALUE AND NUMBER OF
                                    ACCUMULATION UNITS OUTSTANDING FOR EACH
                           VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

                                         WITH ENHANCED DEATH BENEFIT RIDER


                                                                    FOR THE YEARS BEGINNING
                                                                       JANUARY 1* AND ENDED
                                                                           DECEMBER 31
                                                                 -----------------------------
                                                                  1998       1999       2000
                                                                 --------   --------   --------
AIM V.I. BALANCED SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00   $10.73      $12.63
    Accumulation Unit Value, End of Period....................   $10.73   $12.63      $11.94
    Number of Units Outstanding, End of Period................     --     16,023      97,759
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00   $11.39      $16.25
    Accumulation Unit Value, End of Period....................   $11.39   $16.25      $14.28
    Number of Units Outstanding, End of Period................    1,466   17,447     131,661
AIM V.I. GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00   $11.82      $15.78
    Accumulation Unit Value, End of Period....................   $11.82   $15.78      $12.38
    Number of Units Outstanding, End of Period................     --     14,400     102,340
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00   $11.36      $15.05
    Accumulation Unit Value, End of Period....................   $11.36   $15.05      $12.68
    Number of Units Outstanding, End of Period................     --     16,349      92,618
AIM V.I. HIGH YIELD SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00   $10.31      $11.25
    Accumulation Unit Value, End of Period....................   $10.31   $11.25       $8.98
    Number of Units Outstanding, End of Period................     --      3,356      14,455
AIM V.I. VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00   $11.52      $14.76
    Accumulation Unit Value, End of Period....................   $11.52   $14.76      $12.43
    Number of Units Outstanding, End of Period................     --     35,445     212,306
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............     --     $10.00      $10.06
    Accumulation Unit Value, End of Period....................     --     $10.06      $10.52
    Number of Units Outstanding, End of Period................     --      2,093      29,533
FIDELITY VIP II CONTRAFUND-Registered Trademark- SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00   $11.66      $14.29
    Accumulation Unit Value, End of Period....................   $11.66   $14.29      $13.16
    Number of Units Outstanding, End of Period................     --     30,660     158,530
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00   $10.47      $10.99
    Accumulation Unit Value, End of Period....................   $10.47   $10.99      $11.76
    Number of Units Outstanding, End of Period................     --     17,530      80,045
FIDELITY VIP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00   $11.20      $15.19
    Accumulation Unit Value, End of Period....................   $11.20   $15.19      $13.33
    Number of Units Outstanding, End of Period................      313   45,514     210,113
                                                                   A-5

                                                                  FOR THE YEARS BEGINNING
                                                                    JANUARY 1* AND ENDED
                                                                         DECEMBER 31
                                                                  -------------------------
                                                                     1998     1999       2000
                                                                  --------  --------  --------

FIDELITY VIP HIGH INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00   $10.43      $11.13
    Accumulation Unit Value, End of Period....................      $10.43   $11.13       $8.51
    Number of Units Outstanding, End of Period................        --      3,914      55,317
FIDELITY VIP II INDEX 500 SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............        --       --        $10.00
    Accumulation Unit Value, End of Period....................        --       --         $9.12
    Number of Units Outstanding, End of Period................        --       --       106,497
FIDELITY VIP OVERSEAS SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............        --       --        $15.78
    Accumulation Unit Value, End of Period....................        --       --         $8.36
    Number of Units Outstanding, End of Period................        --       --        27,868
MFS EMERGING GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00   $11.95      $20.83
    Accumulation Unit Value, End of Period....................      $11.95   $20.83      $16.52
    Number of Units Outstanding, End of Period................        --      3,068      78,198
MFS INVESTORS TRUST SERIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00   $10.81      $11.38
    Accumulation Unit Value, End of Period....................      $10.81   $11.38      $11.21
    Number of Units Outstanding, End of Period................      --        3,323      23,850
MFS NEW DISCOVERY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      --         --        $10.00
    Accumulation Unit Value, End of Period....................      --         --        $18.83
    Number of Units Outstanding, End of Period................      --         --         2,028
MFS RESEARCH SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --       $10.00      $11.52
    Accumulation Unit Value, End of Period....................      --       $11.52      $10.82
    Number of Units Outstanding, End of Period................      --         --        27,229
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --       $10.00      $13.72
    Accumulation Unit Value, End of Period....................      --       $13.72      $12.02
    Number of Units Outstanding, End of Period................      --         --        33,428
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --       $10.00      $12.11
    Accumulation Unit Value, End of Period....................      --       $12.11      $11.92
    Number of Units Outstanding, End of Period................      --         --        25,664
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --       $10.00      $13.10
    Accumulation Unit Value, End of Period....................      --       $13.10      $13.59
    Number of Units Outstanding, End of Period................      --         --        32,775
OPPENHEIMER MAIN STREET GROWTH  & INCOME SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --       $10.00      $10.77
    Accumulation Unit Value, End of Period....................      --       $10.77       $9.70
    Number of Units Outstanding, End of Period................      --         --       139,189



                                                                   A-6

                                                                    FOR THE YEARS BEGINNING
                                                                      JANUARY 1* AND ENDED
                                                                            DECEMBER 31
                                                                    -----------------------------
                                                                    1998     1999        2000
                                                                --------   --------   --------

OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............      --          --      $10.00
    Accumulation Unit Value, End of Period....................      --          --      $10.47
    Number of Units Outstanding, End of Period................      --          --      21,773
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --       $10.00     $10.16
    Accumulation Unit Value, End of Period....................      --       $10.16     $10.29
    Number of Units Outstanding, End of Period................      --          --      19,036
STI CAPITAL APPRECIATION SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --         --       $10.00
    Accumulation Unit Value, End of Period....................      --         --       $10.77
    Number of Units Outstanding, End of Period................      --         --       42,494
STI GROWTH & INCOME SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............      --         --       $10.00
    Accumulation Unit Value, End of Period....................      --         --       $10.77
    Number of Units Outstanding, End of Period................      --         --       22,745
STI INTERNATIONAL EQUITY SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............      --         --       $10.00
    Accumulation Unit Value, End of Period....................      --         --        $9.70
    Number of Units Outstanding, End of Period................      --         --        3,638
STI INVESTMENT GRADE BOND SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      --         --       $10.00
    Accumulation Unit Value, End of Period....................      --         --       $10.59
    Number of Units Outstanding, End of Period................      --         --        6,265
STI MID-CAP EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      --         --       $10.00
    Accumulation Unit Value, End of Period....................      --         --        $9.19
    Number of Units Outstanding, End of Period................      --         --        8,560
STI QUALITY GROWTH STOCK SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      --         --       $10.00
    Accumulation Unit Value, End of Period....................      --         --        $9.56
    Number of Units Outstanding, End of Period................      --         --       41,215
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT (3)
    Accumulation Unit Value, Beginning of Period..............      --         --       $10.00
    Accumulation Unit Value, End of Period....................      --         --       $11.83
    Number of Units Outstanding, End of Period................      --         --        8,390
STI VALUE INCOME STOCK SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --       $10.00      $9.46
    Accumulation Unit Value, End of Period....................      --        $9.46     $10.31
    Number of Units Outstanding, End of Period................      --        4,408     42,920
TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT(4)
    Accumulation Unit Value, Beginning of Period (4,5)........      --         --       $10.00
    Accumulation Unit Value, End of Period....................      --         --       $11.37
    Number of Units Outstanding, End of Period................      --         --          954
                                                                   A-7

                                                                  FOR THE YEARS BEGINNING
                                                                     JANUARY 1* AND ENDED
                                                                        DECEMBER 31
                                                                  -----------------------------
                                                                  1998      1999       2000
                                                               --------   --------   --------

TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (4)
    Accumulation Unit Value, Beginning of Period (4,5)........    --         --       $10.00
    Accumulation Unit Value, End of Period....................    --         --       $13.57
    Number of Units Outstanding, End of Period................    --         --        6,599
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(2)
    Accumulation Unit Value, Beginning of Period..............    --         --        11.36
    Accumulation Unit Value, End of Period....................    --         --        11.40
    Number of Units Outstanding, End of Period................    --         --            0
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(2)
    Accumulation Unit Value, Beginning of Period..............    --         --        10.00
    Accumulation Unit Value, End of Period....................    --         --         9.86
    Number of Units Outstanding, End of Period................    --         --            0

* The Contracts were first offered on November 10, 1998. The  Accumulation  Unit
Values in this table reflect a mortality and expense risk charge of 1.27% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.

(1) Variable Sub-Accounts commenced operations on November 1, 1999.

(2) Variable Sub-Accounts commenced operations on December 17, 1999.

(3) Variable Sub-Accounts commenced operations on January 24, 2000.

(4) Variable Sub-Accounts commenced operations on May 1, 2000.

(5) Effective May 1, 2000, the Portfolios in which the Templeton Stock (Class 2)
and Templeton Bond (Class 2) Variable Sub-Accounts invested were merged into the
Templeton Growth Securities (Class 2) and the Templeton Global Income securities
(Class 2) Portfolios.  Accordingly, for administrative convenience, as of May 1,
2000, the corresponding  Variable Sub-Accounts merged with and into new Variable
Sub-Accounts  named Templeton Growth  Securities  (Class 2) and Templeton Global
Income Securities(Class 2), respectively, with Accumulation Unit Values starting at
$10.00.
                                       A-8

                      ACCUMULATION UNIT VALUE AND NUMBER OF
                     ACCUMULATION UNITS OUTSTANDING FOR EACH
             VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

               WITH ENHANCED DEATH AND INCOME BENEFIT COMBINATION
                                      RIDER
                (FOR CONTRACTS ISSUED BEFORE SEPTEMBER 22, 2000)





                                                                      FOR THE YEARS BEGINNING
                                                                        JANUARY 1* AND ENDED
                                                                            DECEMBER 31,
                                                                  -----------------------------
                                                                      1998     1999        2000
                                                                  --------   --------  --------
AIM V.I. BALANCED SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00   $10.73      $12.60
    Accumulation Unit Value, End of Period....................       $10.73   $12.60      $11.88
    Number of Units Outstanding, End of Period................          405   43,121     101,781
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00   $11.39      $16.21
    Accumulation Unit Value, End of Period....................       $11.39   $16.21      $14.22
    Number of Units Outstanding, End of Period................          398   16,046     122,768
AIM V.I. GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00   $11.82      $15.74
    Accumulation Unit Value, End of Period....................       $11.82   $15.74      $12.32
    Number of Units Outstanding, End of Period................          386   21,246     108,292
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00   $11.36      $15.01
    Accumulation Unit Value, End of Period....................       $11.36   $15.01      $12.63
    Number of Units Outstanding, End of Period................         --     11,459      66,400
AIM V.I. HIGH YIELD SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00   $10.31      $11.22
    Accumulation Unit Value, End of Period....................       $10.31   $11.22       $8.94
    Number of Units Outstanding, End of Period................         --        185      10,889
AIM V.I. VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00   $11.51      $14.73
    Accumulation Unit Value, End of Period....................       $11.51   $14.73      $12.37
    Number of Units Outstanding, End of Period................         --     34,288     159,570
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............         --     $10.00      $10.06
    Accumulation Unit Value, End of Period....................         --     $10.06      $10.49
    Number of Units Outstanding, End of Period................         --      5,291      40,906
FIDELITY VIP II CONTRAFUND-Registered Trademark- SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00   $11.65      $14.26
    Accumulation Unit Value, End of Period....................       $11.65   $14.26      $13.10
    Number of Units Outstanding, End of Period................          387   32,161     131,791
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00   $10.47      $10.96
    Accumulation Unit Value, End of Period....................       $10.47   $10.96      $11.70
    Number of Units Outstanding, End of Period................         --     11,621      45,849
FIDELITY VIP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00   $11.19      $15.15
    Accumulation Unit Value, End of Period....................       $11.19   $15.15      $13.27
    Number of Units Outstanding, End of Period................         --     22,088     151,189
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............       $10.00   $10.43      $11.10
    Accumulation Unit Value, End of Period....................       $10.43   $11.10       $8.47
    Number of Units Outstanding, End of Period................         --      3,667      31,190



                                                                   A-9


                                                                 FOR THE YEARS BEGINNING
                                                                 JANUARY 1* AND ENDED
                                                                DECEMBER 31,
                                                               -----------------------------
                                                                 1998       1999       2000
                                                                --------   --------   --------
FIDELITY VIP II INDEX 500 SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............      --       --        $10.00
    Accumulation Unit Value, End of Period....................      --       --         $9.11
    Number of Units Outstanding, End of Period................      --       --        91,596
FIDELITY VIP OVERSEAS SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............      --       --        $10.00
    Accumulation Unit Value, End of Period....................      --       --         $8.34
    Number of Units Outstanding, End of Period................      --       --        30,230
MFS EMERGING GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00    $11.94      $20.78
    Accumulation Unit Value, End of Period....................   $11.94    $20.78      $16.44
    Number of Units Outstanding, End of Period................      377    19,189      63,991
MFS INVESTORS TRUST SERIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............   $10.00    $10.81      $11.35
    Accumulation Unit Value, End of Period....................   $10.81    $11.35      $11.16
    Number of Units Outstanding, End of Period................      --      4,808      11,160
MFS NEW DISCOVERY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      --       --        $10.00
    Accumulation Unit Value, End of Period....................      --       --        $18.74
    Number of Units Outstanding, End of Period................      --       --         1,509
MFS RESEARCH SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --     $10.00      $11.52
    Accumulation Unit Value, End of Period....................      --     $11.52      $10.79
    Number of Units Outstanding, End of Period................      --       --        60,709
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --     $10.00      $13.72
    Accumulation Unit Value, End of Period....................      --     $13.72      $11.99
    Number of Units Outstanding, End of Period................      --       --        38,398
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --     $10.00      $12.10
    Accumulation Unit Value, End of Period....................      --     $12.10      $11.89
    Number of Units Outstanding, End of Period................      --       --        35,976
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --     $10.00      $13.10
    Accumulation Unit Value, End of Period....................      --     $13.10      $13.55
    Number of Units Outstanding, End of Period................      --       --        33,241
OPPENHEIMER MAIN STREET GROWTH  & INCOME SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --     $10.00      $10.77
    Accumulation Unit Value, End of Period....................      --     $10.77       $9.67
    Number of Units Outstanding, End of Period................      --       --       130,587
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............      --       --        $10.00
    Accumulation Unit Value, End of Period....................      --       --        $10.45
    Number of Units Outstanding, End of Period................      --       --        20,592
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      --      $10.00     $10.15
    Accumulation Unit Value, End of Period....................      --      $10.15     $10.26
    Number of Units Outstanding, End of Period................      --       --        19,624



                                                                   A-10

                                                                  FOR THE YEARS BEGINNING
                                                                    JANUARY 1* AND ENDED
                                                                       DECEMBER 31,
                                                                 -----------------------------
                                                                  1998      1999        2000
                                                                 --------  --------   --------
STI CAPITAL APPRECIATION SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............        --       --     $10.00
    Accumulation Unit Value, End of Period....................        --       --     $10.75
    Number of Units Outstanding, End of Period................        --       --     44,314
STI GROWTH & INCOME SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............        --       --     $10.00
    Accumulation Unit Value, End of Period....................        --       --     $10.75
    Number of Units Outstanding, End of Period................        --       --     47,617
STI INTERNATIONAL EQUITY SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............        --       --     $10.00
    Accumulation Unit Value, End of Period....................        --       --      $9.68
    Number of Units Outstanding, End of Period................        --       --      9,071
STI INVESTMENT GRADE BOND SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............        --       --     $10.00
    Accumulation Unit Value, End of Period....................        --       --     $10.57
    Number of Units Outstanding, End of Period................        --       --     15,973
STI MID-CAP EQUITY SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............        --       --     $10.00
    Accumulation Unit Value, End of Period....................        --       --      $9.17
    Number of Units Outstanding, End of Period................        --       --     14,742
STI QUALITY GROWTH STOCK SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............        --       --     $10.00
    Accumulation Unit Value, End of Period....................        --       --      $9.54
    Number of Units Outstanding, End of Period................        --       --     62,796
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............        --       --     $10.00
    Accumulation Unit Value, End of Period....................        --       --     $11.81
    Number of Units Outstanding, End of Period................        --       --      6,098
STI VALUE INCOME STOCK SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............        --     $10.00    $9.46
    Accumulation Unit Value, End of Period....................        --      $9.46   $10.28
    Number of Units Outstanding, End of Period................        --     11,848   11,462
TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT(4)
    Accumulation Unit Value, Beginning of Period..............        --       --     $10.00
    Accumulation Unit Value, End of Period....................        --       --     $11.36
    Number of Units Outstanding, End of Period................        --       --     11,685
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT(4)
    Accumulation Unit Value, Beginning of Period..............        --       --     $10.00
    Accumulation Unit Value, End of Period....................        --       --     $13.55
    Number of Units Outstanding, End of Period................        --       --      9,457
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(2)
    Accumulation Unit Value, Beginning of Period..............        --       --     $11.36
    Accumulation Unit Value, End of Period....................        --       --     $11.39
    Number of Units Outstanding, End of Period................        --       --          0
  0
                                                                   A-11

                                                                 FOR THE YEARS BEGINNING
                                                                    JANUARY 1* AND ENDED
                                                                        DECEMBER 31,
                                                               -----------------------------
                                                                  1998       1999        2000
                                                                --------   --------   --------

TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(2)
    Accumulation Unit Value, Beginning of Period..............     --         --         10.00
    Accumulation Unit Value, End of Period....................     --         --          9.86
    Number of Units Outstanding, End of Period................     --         --             0

* The Contracts were first offered on November 10, 1998. The  Accumulation  Unit
Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.

(1) Variable Sub-Accounts commenced operations on November 1, 1999.

(2) Variable Sub-Accounts commenced operations on December 17, 1999.

(3)Variable Sub-Accounts commenced operations on January 24, 2000.

(4) Variable Sub-Accounts commenced operations on May 1, 2000.

(5) Effective May 1, 2000, the Portfolios in which the Templeton Stock (Class 2) and Templeton Bond (Class 2) Variable Sub-Accounts invested were merged into the Templeton Growth Securities (Class 2) and the Templeton Global Income securities
(Class 2) Portfolios.  Accordingly, for administrative convenience, as of May 1,
2000, the corresponding  Variable Sub-Accounts merged with and into new Variable
Sub-Accounts  named Templeton Growth  Securities  (Class 2) and Templeton Global
Income Securities (Class 2), respectively, with Accumulation Unit Values starting at $10.00.
                                      A-12

                      ACCUMULATION UNIT VALUE AND NUMBER OF
                     ACCUMULATION UNITS OUTSTANDING FOR EACH
             VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

               WITH ENHANCED DEATH AND INCOME BENEFIT COMBINATION
                                    RIDER II
              (FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER 22, 2000)

                                                                  FOR THE YEARS BEGINNING JANUARY 1* AND
                                                                           ENDED DECEMBER 31, 2000
                                                                     ------------------------------------
                                                                        2000
                                                                     ----------
AIM V.I. BALANCED SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00
    Accumulation Unit Value, End of Period....................       $9.21
    Number of Units Outstanding, End of Period................       4,515
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00
    Accumulation Unit Value, End of Period....................       $7.80
    Number of Units Outstanding, End of Period................      34,530
AIM V.I. GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00
    Accumulation Unit Value, End of Period....................       $7.52
    Number of Units Outstanding, End of Period................      32,771
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00
    Accumulation Unit Value, End of Period....................       $8.06
    Number of Units Outstanding, End of Period................      20,079
AIM V.I. HIGH YIELD SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00
    Accumulation Unit Value, End of Period....................       $8.37
    Number of Units Outstanding, End of Period................          81
AIM V.I. VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00
    Accumulation Unit Value, End of Period....................       $8.54
    Number of Units Outstanding, End of Period................      22,904
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............      $10.00
    Accumulation Unit Value, End of Period....................      $10.17
    Number of Units Outstanding, End of Period................       5,731
FIDELITY VIP II CONTRAFUND-Registered Trademark- SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period..............          $10.00
    Accumulation Unit Value, End of Period....................       $9.23
    Number of Units Outstanding, End of Period................      14,991
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00
    Accumulation Unit Value, End of Period....................      $10.42
    Number of Units Outstanding, End of Period................      17,198
FIDELITY VIP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00
    Accumulation Unit Value, End of Period....................       $8.37
    Number of Units Outstanding, End of Period................      21,583
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............      $10.00
    Accumulation Unit Value, End of Period....................       $8.30
    Number of Units Outstanding, End of Period................         102
                                                                   A-13





                                                            FOR THE YEARS BEGINNING JANUARY 1* AND ENDED
                                                                      DECEMBER 31, 2000
                                                                 ---------------------------------------
                                                                      2000
                                                                  ----------

FIDELITY VIP II INDEX 500 SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................     $8.83
    Number of Units Outstanding, End of Period................     8,780
FIDELITY VIP OVERSEAS SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $8.68
    Number of Units Outstanding, End of Period................      4,854
MFS EMERGING GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $8.08
    Number of Units Outstanding, End of Period................     11,866
MFS INVESTORS TRUST SERIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $9.64
    Number of Units Outstanding, End of Period................        576
MFS RESEARCH SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $8.61
    Number of Units Outstanding, End of Period................     11,698
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $6.94
    Number of Units Outstanding, End of Period................      8,000
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $8.92
    Number of Units Outstanding, End of Period................     18,937
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $9.41
    Number of Units Outstanding, End of Period................      2,457
OPPENHEIMER MAIN STREET GROWTH  & INCOME SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $8.72
    Number of Units Outstanding, End of Period................     33,469
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $9.68
    Number of Units Outstanding, End of Period................      3,475
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $9.88
    Number of Units Outstanding, End of Period................        976
STI CAPITAL APPRECIATION SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............     $10.00
    Accumulation Unit Value, End of Period....................      $9.28
    Number of Units Outstanding, End of Period................        214



                                                                   A-14


                                                                FOR THE YEARS BEGINNING JANUARY 1* AND ENDED
                                                                                DECEMBER 31, 2000
                                                                       ---------------------------------------
                                                                        2000
                                                                       ----------

STI GROWTH & INCOME SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................     $9.78
    Number of Units Outstanding, End of Period................     4,178
STI INTERNATIONAL EQUITY SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................     $9.54
    Number of Units Outstanding, End of Period................       358
STI INVESTMENT GRADE BOND SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................    $10.39
    Number of Units Outstanding, End of Period................     2,172
STI MID-CAP EQUITY SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................     $8.68
    Number of Units Outstanding, End of Period................     5,995
STI QUALITY GROWTH STOCK SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................     $8.76
    Number of Units Outstanding, End of Period................     4,378
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(3)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................    $10.59
    Number of Units Outstanding, End of Period................       570
STI VALUE INCOME STOCK SUB-ACCOUNT(1)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................    $10.92
    Number of Units Outstanding, End of Period................       123
TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT(4)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................    $11.36
    Number of Units Outstanding, End of Period................    11,685
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT(4)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................    $10.00
    Number of Units Outstanding, End of Period................     2,289
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(2)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................    $10.00
    Number of Units Outstanding, End of Period................      --
TEMPLETON BOND(CLASS 2)SUB-ACCOUNT(2)
    Accumulation Unit Value, Beginning of Period..............    $10.00
    Accumulation Unit Value, End of Period....................    $10.00
    Number of Units Outstanding, End of Period................      --


* The Contracts were first offered on November 10, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.

(1) Variable  Sub-Accounts  commenced operations on November 1,1999.

(2) Variable Sub-Accounts commenced operations on December 17, 1999.

(3) Variable Sub-Accounts commenced operations on January 24,1999.

(4) Variable Sub-Accounts commenced operations on May 1, 2000.

(5) Effective May 1, 2000, the Portfolios in which the Templeton Stock (Class 2) and Templeton Bond (Class 2) Variable Sub-Accounts invested were merged into the Templeton Growth Securities (Class 2)and the Templeton Global Income securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-accounts merged with and into new Variable Sub-Accounts named Templeton Growth Securities (Class 2) and Templeton Global Income Securities (Class 2), respectively, with Accumulation Unit Values starting at $10.00.

APPENDIX B
MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.


                       EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Interest Rate:      4.50%
Full Withdrawal:    End of Contract Year 3

             NOTE: These examples assume that premium taxes are not applicable.


                       EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at End of Contract      = $10,000 X (1.045)TO THE POWER OF 3 = $11,411.66
Year 3:

Step 2: Calculate the Free Withdrawal Amount:            = .15 X $10,000 = $1,500.00
Step 3: Calculate the Withdrawal Charge:                 = .05 X ($10,000 - $1,500) = $425.00
Step 4: Calculate the Market Value Adjustment:           I    =   4.50%
                                                         J    =   4.20%
                                                                  730 days
                                                         N    =   -------   =      2
                                                                  365 days

                                                         Market Value Adjustment Factor: .9 X (I - J) X N
                                                              =   .9 X (.045 - .042) X 2 = .0054
                                                         Market Value Adjustment = Market Value Adjustment Factor X Amount Subject
                                                          to Market Value Adjustment:
                                                              =   .0054 X ($11,411.66 - $1,500) = $53.52

Step 5: Calculate the amount received by Contract
Owner as a result of full withdrawal at the end of
Contract Year 3:                                         = $11,411.66 - $425.00 + $53.52 = $11,040.18

                                                                   B-1

                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1: Calculate Contract Value at End of Contract
Year 3:                                                  = $10,000.00 X (1.045)TO THE POWER OF 3 = $11,411.66

Step 2: Calculate the Free Withdrawal Amount:            = .15 X ($10,000.00) = $1,500.00

Step 3: Calculate the Withdrawal Charge:                 = .05 X ($10,000.00 - $1,500.00) = $425.00

Step 4: Calculate the Market Value Adjustment:           I    =   4.50%
                                                         J    =   4.80%
                                                                  730 days  =  2
                                                         N    =   -------
                                                                  365 days

                                                         Market Value Adjustment Factor: .9 X (I - J) X N
                                                              =   .9 X (.045 - .048) X 2 = -.0054
                                                         Market Value Adjustment = Market Value Adjustment Factor X Amount Subject
                                                         to Market Value Adjustment:
                                                              = -.0054 X ($11,411.66 - $1,500) = -$53.52

Step 5: Calculate the amount received by Contract
Owner as a result of full withdrawal at the end of
Contract Year 3:                                         = $11,411.66 - $425.00 - 53.52 = $10,933.14


STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------
DESCRIPTION
-----------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
INVESTMENTS
-----------------------------------------------------
THE CONTRACT
-----------------------------------------------------
      Purchases of Contracts
--------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and
      Transfers)
------------------------------------------------
PERFORMANCE INFORMATION
-----------------------------------------------------
      Standardized Total Returns
----------------------------------------------------
      Non-standardized Total Returns
-----------------------------------------------------
      Adjusted Historical Total Returns
-----------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
-----------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
-----------------------------------------------------


-----------------------------------------------------

DESCRIPTION
      Calculation of Annuity Unit Values
-----------------------------------------------------
GENERAL MATTERS
----------------------------------------------------
      Incontestability
-----------------------------------------------------
      Settlements
-----------------------------------------------------
      Safekeeping of the Variable Account's Assets
-----------------------------------------------------
      Premium Taxes
 ----------------------------------------------------
      Tax Reserves
-----------------------------------------------------
FEDERAL TAX MATTERS
 ----------------------------------------------------
QUALIFIED PLANS
 ----------------------------------------------------
EXPERTS
-----------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

GLG677-1

THE GLENBROOK PROVIDER VARIABLE ANNUITY



GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE. VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-755-5275                    PROSPECTUS DATED MAY 1,2001
--------------------------------------------------------------------------------

Glenbrook Life and Annuity Company ("GLENBROOK") is offering the Glenbrook Provider Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 22 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 20 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("FUNDS"):



AIM VARIABLE INSURANCE FUNDS                    DREYFUS STOCK INDEX FUND

AMERICAN CENTURY VARIABLE PORTFOLIOS            DREYFUS VARIABLE INVESTMENT FUND (VIF)
        (VP), INC.
                                                FIDELITY VARIABLE INSURANCE PRODUCTS FUND
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
        FUND, INC.                              MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST


Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Glenbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------



                                  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                                  APPROVED OR DISAPPROVED THE SECURITIES
                                  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT
                                  PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                                  PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS
                                  COMMITTING A FEDERAL CRIME.

        IMPORTANT                 THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
         NOTICES                  HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                                  INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER,
                                  THE CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                                  BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                                  INVESTMENT IN THE CONTRACTS INVOLVES  INVESTMENT RISKS,
                                  INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                  THE CONTRACTS ARE NOT FDIC INSURED.






                                  1 PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------



                                                                           PAGE
-----------------------------------------------------
OVERVIEW
-----------------------------------------------------
      Important Terms                                                        3
-----------------------------------------------------
      The Contract At A Glance                                               4
-----------------------------------------------------
      How the Contract Works                                                 6
-----------------------------------------------------
      Expense Table                                                          7
-----------------------------------------------------
      Financial Information                                                 11
-----------------------------------------------------
CONTRACT FEATURES
-----------------------------------------------------
      The Contract                                                          12
-----------------------------------------------------
      Purchases                                                             13
-----------------------------------------------------
      Contract Value                                                        14
-----------------------------------------------------
      Investment Alternatives
-----------------------------------------------------
           The Variable Sub-Accounts                                        15
-----------------------------------------------------
           The Fixed Account Options                                        16
-----------------------------------------------------
           Transfers                                                        18
-----------------------------------------------------
      Expenses                                                              20
-----------------------------------------------------
      Access To Your Money                                                  22
-----------------------------------------------------
      Income Payments                                                       23
-----------------------------------------------------



-----------------------------------------------------

                                                                          PAGE


      Death Benefits                                                        25
-----------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------
      More Information:                                                     26
-----------------------------------------------------
           Glenbrook                                                        26
-----------------------------------------------------
           The Variable Account                                             26
-----------------------------------------------------
           The Portfolios                                                   27
-----------------------------------------------------
           The Contract                                                     27
-----------------------------------------------------
           Qualified Plans                                                  28
-----------------------------------------------------
           Legal Matters                                                    28
-----------------------------------------------------
      Taxes                                                                 28
-----------------------------------------------------
      Annual Reports and Other Documents                                    31
-----------------------------------------------------
      Experts                                                               31
-----------------------------------------------------
      Performance Information                                               32
-----------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                     A-1
-----------------------------------------------------
APPENDIX B -- MARKET VALUE ADJUSTMENT
EXAMPLE                                                                    B-1
-----------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE
OF CONTENTS                                                                C-1
-----------------------------------------------------


                                  2 PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.



                                                                          PAGE

-----------------------------------------------------
      Accumulation Phase                                                   14
-----------------------------------------------------
      Accumulation Unit                                                    14
-----------------------------------------------------
      Accumulation Unit Value                                              14
-----------------------------------------------------
      Annuitant                                                            12
-----------------------------------------------------
      Automatic Additions Program                                          13
-----------------------------------------------------
      Automatic Portfolio Rebalancing Program                              19
-----------------------------------------------------
      Beneficiary                                                          12
-----------------------------------------------------
      Cancellation Period                                                  14
-----------------------------------------------------
      Contract*                                                            12
-----------------------------------------------------
      Contract Anniversary                                                  5
-----------------------------------------------------
      Contract Owner ("You")                                               12
-----------------------------------------------------
      Contract Value                                                       14
-----------------------------------------------------
      Contract Year                                                         4
-----------------------------------------------------
      Death Benefit Anniversary                                            25
-----------------------------------------------------
      Dollar Cost Averaging Program                                        19
-----------------------------------------------------
      Due Proof of Death                                                   25
-----------------------------------------------------
      Enhanced Death Benefit Rider                                         25
-----------------------------------------------------
      Fixed Account Options                                                16
-----------------------------------------------------

-----------------------------------------------------
      Free Withdrawal Amount                                               21
                                                                          PAGE
-----------------------------------------------------
      Glenbrook ("We" or "Us")                                             26
-----------------------------------------------------
      Guarantee Periods                                                    16
-----------------------------------------------------
      Income Plan                                                          23
-----------------------------------------------------
      Investment Alternatives                                              15
-----------------------------------------------------
      Issue Date                                                            6
-----------------------------------------------------
      Market Value Adjustment                                              18
-----------------------------------------------------
      Payout Phase                                                          6
-----------------------------------------------------
      Payout Start Date                                                    23
-----------------------------------------------------
      Portfolios                                                           27
-----------------------------------------------------
      Qualified Contracts                                                  30
-----------------------------------------------------
      SEC                                                                   1
-----------------------------------------------------
      Settlement Value                                                     25
-----------------------------------------------------
      Systematic Withdrawal Program                                        22
-----------------------------------------------------
      Valuation Date                                                       13
-----------------------------------------------------
      Variable Account                                                     26
-----------------------------------------------------
      Variable Sub-Account                                                 15
-----------------------------------------------------


*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------


The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS                               You can purchase a Contract with as little as $3,000
                                                ($2,000 for "QUALIFIED CONTRACTS," which are Contracts
                                                issued with QUALIFIED PLANS). You can add to your Contract as often and as much as you like, but each payment must
                                                be at least $50.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                                 You may cancel your Contract within 20 days of receipt or
                                                any longer period as your state may require ("CANCELLATION
                                                PERIOD").  Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect  the  investment  experience  of any
                                                amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                        You will bear the following expenses:
                                                - Total Variable Account annual fees  equal to 1.35% of
                                                average  daily  net  assets (1.45% if you  select  the
                                                ENHANCED DEATH BENEFIT RIDER)
                                                - Annual contract  maintenance charge of $35 (with
                                                certain  exceptions)
                                                -  Withdrawal  charges  ranging  from 0% to 6% of purchase payment  withdrawn  (with  certain  exceptions)
                                                - Transfer fee of $10 after 12th transfer in any CONTRACT YEAR
                                                (fee  currently  waived) - State  premium tax (if
                                                your state imposes one) In addition, each Portfolio pays
                                                expenses that you will bear indirectly if you invest in a
                                                Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                         The Contract offers 22 investment alternatives including:
                                                - 2 Fixed Account Options (which credit interest at rates we guarantee)
                                                - 20 Variable Sub-Accounts investing  in  Portfolios  offering professional  money  management  by  these investment  advisers:
                                                        - A I M  Advisors,  Inc.
                                                        - American  Century  Investment Management,  Inc.
                                                        - The Dreyfus  Corporation
                                                        - Fidelity  Management  & Research Company
                                                        - MFS  Investment  Management-Registered  Trademark-

                                                To find out current rates being paid on the Fixed Account
                                                Options or how the Variable Sub-Accounts have performed,
                                                call us at 1-800-755-5275.
--------------------------------------------------------------------------------------------------------

SPECIAL  SERVICES                               For your  convenience,  we offer these  special  services:
                                                - AUTOMATIC  PORTFOLIO  REBALANCING PROGRAM

                                                - AUTOMATIC ADDITIONS PROGRAM

                                                - DOLLAR COST AVERAGING PROGRAM

                                                - SYSTEMATIC WITHDRAWAL PROGRAM


                                  4 PROSPECTUS





--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                                 You can choose fixed income payments, variable income
                                                payments, or a combination of the two. You can receive
                                                your income  payments in one of the following ways:
                                                - life income with guaranteed payments

                                                - a "joint and survivor" life income with guaranteed  payments

                                                -  guaranteed payments for a specified period (5 to 30 years)
--------------------------------------------------------------------------------------------------------

DEATH  BENEFITS                                 If you or the ANNUITANT (if  the  Contract is owned  by a
                                                non-natural person) die before the PAYOUT  START  DATE,
                                                we will pay the death benefit described in the Contract.
                                                We offer an Enhanced  Death Benefit  Rider.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                       Before the Payout Start Date, you may transfer your Contract value ("CONTRACT  VALUE") among the investment alternatives, with  certain restrictions.  Transfers to a Guarantee
                                                Period of the Fixed  Account must be at least $50. We do
                                                not currently impose a fee upon transfers.  However, we
                                                reserve the right to charge $10 per transfer  after the
                                                12th transfer in each  "Contract Year", which we measure
                                                from the date we issue  your  contract  or a Contract
                                                anniversary ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                     You may withdraw some or all of your Contract Value at
                                                anytime prior to the Payout Start Date.  In general,
                                                you must withdraw at least $50  at a  time.  Full  or
                                                partial  withdrawals  are  available  under  limited
                                                circumstances  on or after the Payout  Start Date.
                                                A 10% federal tax penalty may apply if you withdraw
                                                before you are 59 1/2 years old. A withdrawal  charge and
                                                MARKET VALUE ADJUSTMENT also may apply.



                                  5 PROSPECTUS

HOW THE CONTRACT WORKS

-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 22 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the 2 Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.



        ISSUE              ACCUMULATION PHASE        PAYOUT      PAYOUT
        DATE                                         START       PHASE
                                                     DATE

      -----------------------------------------------------------------------------------------------------
      You buy   You save for retirement           You elect to   You can receive   Or you can
      a                                           receive        income payments   receive income
      Contract                                    income         for a set         payments for life
                                                  payments or    period
                                                  receive a
                                                  lump sum
                                                  payment




As the Contract Owner, you exercise all of the rights and privileges provided by the contract. If you die, any surviving Contract Owner or, if none, the

BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "THE CONTRACT." IN ADDITION, IF YOU DIE BEFORE THE PAYOUT START DATE, WE WILL PAY A DEATH BENEFIT TO ANY SURVIVING CONTRACT OWNER, OR IF THERE IS NONE, TO YOUR BENEFICIARY. SEE "Death Benefits."

Please call us at 1-800-755-5275 if you have any question about how the Contract works.

                                  6 PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*


Number of Complete Years Since We Received the Purchase Payment Being Withdrawn: 0     1      2      3    4    5    6+

----------------------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                              6%     6%     5%     5%   4%   3%   0%
----------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                $35.00**
----------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                      $10.00***
-----------------------------------------------------------------------------------------------------------------------------


    * Each Contract Year, you may withdraw up to 15% of your  aggregate purchase payments without incurring a withdrawal charge.

   ** We will waive this charge in certain cases. See "Expenses."

  *** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


Mortality and Expense Risk Charge                                                                               1.25%*
----------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                                                                                   0.10%
----------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expenses                                                                          1.35%
----------------------------------------------------------------------------------------------------------------------------


*If you select the Enhanced Death Benefit Rider, the mortality and expense risk charge is 1.35%.

                                  7 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)



                                                                         Rule                                Total Portfolio
                                                 Management              12b-1          Other                   Annual
Portfolio                                          Fees                 Fees          Expenses                Expenses
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                0.61%                 N/A             0.21%                  0.82%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                  0.60%                 N/A             0.30%                  0.90%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                    0.65%                 N/A             0.45%                  1.10%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund               0.50%                 N/A             0.47%                  0.97%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                              0.61%                 N/A             0.22%                  0.83%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                   0.60%                 N/A             0.24%                  0.84%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                0.73%                 N/A             0.29%                  1.02%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                               0.61%                 N/A             0.23%                  0.84%
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                 0.90%                 N/A              N/A                   0.90%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2)        1.23%                 N/A              N/A                   1.23%
--------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:
    Initial Shares                                0.75%                 N/A             0.03%                  0.78%
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund: Initial Shares          0.25%                 N/A             0.01%                  0.26%
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Growth & Income Portfolio: Initial Shares
                                                  0.75%                 N/A             0.03%                  0.78%
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Money Market Portfolio             0.50%                 N/A             0.10%                  0.60%
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Small Company Stock Portfolio: Initial
    Shares                                        0.75%                 N/A             0.18%                  0.93%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (3,4)           0.57%                 N/A             0.09%                  0.66%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3,4)        0.48%                 N/A             0.08%                  0.56%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (3,4)               0.57%                 N/A             0.08%                  0.65%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (3)            0.58%                 N/A             0.10%                  0.68%
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (5)                    0.75%                 N/A             0.10%                  0.85%
--------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Series (5,6,7)               0.55%                 N/A             0.47%                  1.02%
---------------------------------------------------------------------------------------------------------------------------------


(1)     Figures shown in the Table are for the year ended December 31, 2000
        (except as otherwise noted).
(2) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as fund assets increase. The annualized fee schedule for the Fund is as follows: 1.50% on the first $250 million, 1.20% on the next $250 million, and 1.10% over $500 million.

(3)     Initial Class

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(5) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses.
        "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual
        Expenses" would be lower, and for service class shares would be estimated to be: 0.84%% for Emerging Growth Series, and 1.00% for Limited Maturity Series.

(6) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.45% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(7) Not available to new investors.

                                  8 PROSPECTUS






EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you: - invested $1,000 in a Variable Sub-Account, - earned a 5% annual return on your investment, - surrendered your Contract at the end of each time period, and - elected the Enhanced Death Benefit Rider. THE
EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY
IF YOU SURRENDER YOUR CONTRACT.



                                       1 Year            3 Years            5 Years            10 Years
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation           $75               $116               $152                 $269
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income             $76               $119               $156                 $277
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities               $78               $125               $166                 $298
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities          $77               $121               $159                 $285
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income              $75               $117               $153                 $271
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                         $75               $117               $152                 $270
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity           $77               $122               $162                 $290
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                          $75               $117               $153                 $271
-----------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced            $76               $119               $156                 $277
-----------------------------------------------------------------------------------------------------------------------------
American Century VP International       $79               $129               $173                 $311
-----------------------------------------------------------------------------------------------------------------------------
The Drefyus Socially Responsible Growth:
Initial Shares                          $75               $115               $150                 $265
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index: Initial Shares     $69               $ 99               $123                 $210
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Growth & Income: Initial
Shares                                  $75               $115               $150                 $265
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Money Market             $73               $110               $140                 $246
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Small Company Stock:
Initial Shares                          $76               $120               $157                 $280
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                 $73               $111               $143                 $253
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income              $72               $108               $138                 $242
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                     $73               $111               $143                 $252
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                $74               $112               $144                 $255
-----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                     $75               $117               $153                 $272
-----------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity*                   $77               $122               $162                 $290
------------------------------------------------------------------------------------------------------------------------------


*Not available to new investors
                                                  9      PROSPECTUS

EXAMPLE 2
Same assumptions as Example 1 above, except that you decided not to surrender your Contract.



                                       1 Year            3 Years            5 Years            10 Years
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation           $24              $ 74               $126                 $269
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income             $25              $ 76               $130                 $277
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities               $27              $ 82               $141                 $298
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities          $26              $ 78               $134                 $285
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income              $24              $ 74               $127                 $271
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                         $24              $ 74               $127                 $270
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity           $26              $ 80               $136                 $290
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                          $24              $ 74               $127                 $271
-----------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced            $25              $ 76               $130                 $277
-----------------------------------------------------------------------------------------------------------------------------
American Century VP International       $28              $ 86               $147                 $311
-----------------------------------------------------------------------------------------------------------------------------
The Drefyus Socially Responsible Growth:
Initial Shares                          $24              $ 73               $124                 $265
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index: Initial Shares     $18              $ 56               $ 97                 $210
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Growth & Income:
Initial Shares                          $24              $ 73               $124                 $265
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Money Market             $22              $ 67               $115                 $246
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF -- Small Company Stock:
Initial Shares                          $25              $ 77               $132                 $280
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                 $22              $ 69               $118                 $253
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income              $21              $ 66               $113                 $242
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                     $22              $ 69               $117                 $252
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                $23              $ 70               $119                 $255
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                     $24              $ 75               $128                 $272
---------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity*                   $26              $ 80               $136                 $290
------------------------------------------------------------------------------------------------------------------------------


*Not available to new investors

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIOS ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED ABOVE. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT RIDER WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.35%. IF THAT RIDER WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON THE CURRENT AVERAGE CONTRACT SIZE OF $47,490.

                                  10 PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------
To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the Contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.
                                  11 PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Glenbrook Provider Variable Annuity is a contract between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract Owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner, or Annuitant if the Owner is a non-natural person, cannot exceed 90 as of the date we receive the completed application. You may change the Contract Owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page 28.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a natural person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend at the time you select an Income Plan. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

        (i) the youngest Contract Owner; otherwise,

        (ii) the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person selected by the Contract Owner to receive the death benefits or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary, or if none surviving, the contingent Beneficiary, will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. A contingent Beneficiary is the person selected by the Contract Owner who will become the Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

                                  12 PROSPECTUS

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract Owner is not a natural person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your sales representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our headquarters.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase

                                 13 PROSPECTUS
payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return your Contract by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, you may then allocate your money to other Variable Sub-Accounts.

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment Accumulation Units you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider described on page below.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                 14 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 20 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below. For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:                                      EACH PORTFOLIO SEEKS:                   INVESTMENT ADVISOR:
AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Capital Appreciation Fund              Growth of capital                         A I M Advisors,
                                                                                                 Inc.
AIM V.I. Diversified Income Fund                A high level of current income
AIM V.I. Global Utilities Fund                  A high level of current income and
                                                secondarily, growth of capital
AIM V.I. Government Securities Fund             A high level of current income
                                                consistent with a reasonable concern
                                                for safety of principal
AIM V.I. Growth Fund                            Growth of capital
AIM V.I. Growth and Income Fund                 Growth of capital with a secondary
                                                objective of current income
AIM V.I. International Equity Fund              Long-term growth of capital
AIM V.I. Value Fund                             Long-term growth of capital and income
                                                as a secondary objective
AMERICAN CENTURY VARIABLE PORTFOLIOS (VP), INC.
American Century VP Balanced                    Long-term capital growth and current     American Century
                                                income                                 Investment  Management,
American Century VP International               Long-term capital growth                         Inc.
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX
FUND;
AND THE DREYFUS VARIABLE INVESTMENT FUND (VIF) (COLLECTIVELY, THE DREYFUS
FUNDS)
The Dreyfus Socially Responsible                Capital growth and, secondarily,
Growth Fund, Inc.                               current income
Dreyfus Stock Index Fund                        To match the total return of the
                                                Standard & Poor's-C- 500 Composite
                                                Stock Price Index
Dreyfus VIF Growth & Income Portfolio           Long-term capital growth, current
                                                income and growth of income,
                                                consistent with reasonable investment   The DreyfusCorporation
                                                risk
Dreyfus VIF Money Market Portfolio              A high level of current income as is
                                                consistent with the preservation of capital and the
                                                maintenance of liquidity
Dreyfus VIF Small Company Stock                 Investment returns (consisting of
Portfolio                                       capital appreciation  and
                                                income) that are  greater than the
                                                total return performance
                                                of stocks represented
                                                by the Russell 2500-TM-Stock
                                                Index ("Russell 2500")
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP                                    Long-term capital appreciation          Fidelity  Management
Contrafund-Registered Trademark-                                                                &
Portfolio                                                                                 Research Company
Fidelity VIP Equity-Income Portfolio            Reasonable income
Fidelity VIP Growth Portfolio                   Capital appreciation
Fidelity VIP High Income Portfolio              High level of current income while
                                                also considering growth of capital
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
MFS Emerging Growth Series                      Long-term growth of capital                  MFS Investment
                                                                                        Management-Registered Trademark
MFS Limited Maturity Series**                   Provide as high a level of current
                                                income as is believed to be consistent
                                                with prudent investment risk.
                                                Secondary objective is to protect
                                                shareholders' capital.


* A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

** Not available to new investors.

                                  15 PROSPECTUS

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 2 Fixed Account Options including a dollar cost averaging option and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Purchase payments that you allocate to the Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each payment or transfer.

For each purchase payment, the first transfer from the Fixed Account must occur within one month of the date of payment. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 19.

You must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 36 months of payment. At the end of 36 months, any nominal amounts remaining in the DCA Fixed Account will be allocated to the Money Market Variable Sub-Account. No transfers are permitted into the DCA Fixed Account.

We bear the investment risk for all amounts allocated to the DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to this Option, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the DCA Fixed Account Option. For current interest rate information, please contact your sales representative or Glenbrook customer service at 1-800-755-5275.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and ten years in length. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment.

                                  16 PROSPECTUS

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST  RATES.
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Glenbrook at 1-800-755-5275.


HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                              END OF CONTRACT YEAR
                                               YEAR 1          YEAR 2           YEAR 3           YEAR 4            YEAR 5

                                             ----------       ----------       ----------        ----------       -----------


Beginning Contract Value......................$10,000.00
    X (1 + Annual Interest Rate)                   1.045
                                               ----------
                                              $10,450.00
Contract Value at end of Contract Year........                 $10,450.00
    X (1 + Annual Interest Rate)                                    1.045
                                                                ----------
                                                               $10,920.25
Contract Value at end of Contract Year........                                 $10,920.25
    X (1 + Annual Interest Rate)                                                    1.045
                                                                                ----------
                                                                               $11,411.66
Contract Value at end of Contract Year........                                                    $11,411.66
    X (1 + Annual Interest Rate)                                                                       1.045
                                                                                                  ----------
                                                                                                  $11,925.19
Contract Value at end of Contract Year........                                                                       $11,925.19
    X (1 + Annual Interest Rate)                                                                                          1.045
                                                                                                                      ---------

                                                                                                                     $12,461.82


TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5-year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

         1) take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

        2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends.




                                                17      PROSPECTUS

               The new interest rate will be our then current declared rate for those Guarantee Periods; or

        3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

        4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make within the Free Withdrawal Amount as described on page 21.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For  example,  assume  that you  purchase a  Contract  and you select an initial
Guarantee Period of 5 years and the 5-year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5-year Treasury Rate is 4.20%, then the Market
Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.


INVESTMENT ALTERNATIVES:  TRANSFERS
-------------------------------------------------------------------
TRANSFERS
DURING THE ACCUMULATION  PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently


                                  18 PROSPECTUS
do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

If you choose an Income Plan that depends on any person's life, you may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275. The cut-off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from the Dollar Cost Averaging Fixed Account, to any Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first

                                                19      PROSPECTUS
rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

     Assume that you want your initial purchase payment split among two Variable Sub-Accounts. You want 40% to be in the AIM V.I. Value Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Value Variable SubAccount now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the AIM V.I. Value Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

- total purchase payments equal $50,000 or more, or

- all money is allocated to the Fixed Account.

In addition, we will waive the contract maintenance charge if total purchase payments are $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.35% if you select the Enhanced Death Benefit Rider). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider to compensate us for the additional risk that we accept by providing these options.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

                                  20 PROSPECTUS

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% over a 6 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 7. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

- on the death of the Contract Owner (Annuitant if Contract Owner is not a natural person);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

-    withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties, income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant (if the Contract Owner is not a natural person) are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. you request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract Owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total

                                  21 PROSPECTUS
withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 8. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. The amount payable upon withdrawal is the Contract Value or a portion therefore, next computed after we receive the request for a withdrawal at our headquarters, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable SubAccount. If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

                                  22 PROSPECTUS

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal will reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

-   at least 30 days after the Issue Date; and

- no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.


INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.


INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO
30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof

                                  23 PROSPECTUS
that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

We also deduct applicable premium taxes from the Contract Value at the Payout Start Date. We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

- reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time. We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by

                                  24 PROSPECTUS
applicable law. In certain employment related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract Owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiaries. In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.


A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

-   a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

-   any other proof acceptable to us.

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

        (a) is the withdrawal amount;

        (b) is the Contract Value immediately prior to the withdrawal; and

        (c) is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the value of the Enhanced Death Benefit Rider, which is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. An "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

        (a) is the withdrawal amount,

        (b) is the Contract Value immediately prior to the withdrawal, and

        (c) is the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or the Annuitant's, if the Contract Owner is not a natural person, 80th birthday. The Enhanced Death Benefit Rider will never be greater than the maximum death benefit allowed by any state non-forfeiture laws that govern the Contract.

DEATH BENEFIT PAYMENTS. A death benefit will be paid:

1. if the Contract Owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

                                  25 PROSPECTUS

2. if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract Owner eligible to receive the distribution upon death is not a natural person, the Contract Owner may elect to receive the distribution upon death in one or more distributions.


If the Contract Owner is a natural person, the Contract Owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract Owner; or

- a period not to exceed the life expectancy of the Contract Owner; or

- the life of the Contract Owner with payments guaranteed to a period not to exceed the life expectancy of the Contract Owner.

If the surviving spouse of the deceased Contract Owner is the new Contract Owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION
-------------------------------------------------------------------

GLENBROOK
Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit

                                  26 PROSPECTUS
investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of multiple Variable Sub-Accounts, Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc.,located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter and distributor of the Contracts. ALFS is a

                                  27 PROSPECTUS
wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract Owner records;

- Contract Owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.


We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

                                  28 PROSPECTUS

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Non-qualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract Owner's death,

- attributable to the Contract Owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment

                                  29 PROSPECTUS
received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract Owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2;

2. made as a result of the Contract Owner's death or disability;

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy;

4. made under an immediate annuity; or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract Owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

-   Roth IRAs under Section 408A of the Code;

-   Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

-   Tax Sheltered Annuities under Section 403(b) of the Code;

-   Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract. RESTRICTIONS UNDER
SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:
1. on or after the date the employee

    - attains age 59 1/2,

    - separates from service,

    - dies,

    - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).


These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.


                                  30 PROSPECTUS

INCOME TAX WITHHOLDING
Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.
Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Ave. Vernon Hills, IL 60061 (telephone:
1-800-755-5275).

EXPERTS
-------------------------------------------------------------------

The financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Glenbrook and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                  31 PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------
We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.
                                  32 PROSPECTUS

APPENDIX A
-------------------------------------------------------------------


                       ACCUMULATION UNIT VALUE AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

                                  BASIC POLICY


                                                                                FOR THE YEARS BEGINNING JANUARY 1*
                                                                                     AND ENDING  DECEMBER 31
                                                                                ------------------------------------
                                                                                 1998         1999        2000
                                                                                ---------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000    $30.700       $17.628
    Accumulation Unit Value, End of Period....................                  $30.700    $17.628       $15.496
    Number of Units Outstanding, End of Period................                    6,547      7,877         8,541
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period                                $10.000    $10.131        $9.802
    Accumulation Unit Value, End of Period....................                  $10.131     $9.802        $9.739
    Number of Units Outstanding, End of Period................                    9,663     13,500         9,544
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000    $11.444       $15.079
    Accumulation Unit Value, End of Period....................                  $11.444    $15.079       $14.539
    Number of Units Outstanding, End of Period................                        0          0         1,656
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period                                $10.000    $10.868       $10.290
    Accumulation Unit Value, End of Period....................                  $10.868    $10.290       $11.181
    Number of Units Outstanding, End of Period................                      692        719        15,350
AIM V.I. GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000    $13.490       $17.998
    Accumulation Unit Value, End of Period....................                  $13.490    $17.998       $14.120
    Number of Units Outstanding, End of Period................                   15,902     14,265        13,585
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000    $12.897       $17.081
    Accumulation Unit Value, End of Period....................                  $12.897    $17.081       $14.400
    Number of Units Outstanding, End of Period................                   52,358     21,097        24,225
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000    $11.445       $17.507
    Accumulation Unit Value, End of Period....................                  $11.445    $17.507       $12.713
    Number of Units Outstanding, End of Period................                    1,491      1,207         1,206
AIM V.I. VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000    $13.299       $17.043
    Accumulation Unit Value, End of Period....................                  $13.299    $17.043       $14.353
    Number of Units Outstanding, End of Period................                   34,858     34,854        32,778
AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.618    $12.134       $13.175
    Accumulation Unit Value, End of Period....................                  $12.134    $13.175       $12.655
    Number of Units Outstanding, End of Period................                    9,621      9,793        13,187
AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.025    $11.752       $19.020
    Accumulation Unit Value, End of Period....................                  $11.752    $19.020       $15.609
    Number of Units Outstanding, End of Period................                      344        371           370

                       ACCUMULATION UNIT VALUE AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

                                  BASIC POLICY


                                                                             FOR THE YEARS BEGINNING JANUARY 1*
                                                                                    AND ENDING  DECEMBER 31
                                                                                ------------------------------------

                                                                                 1998           1999        2000
                                                                                ---------   -----------   -----------
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.813       $13.286       $17.688
    Accumulation Unit Value, End of Period....................                  $13.286       $17.688       $15.527
    Number of Units Outstanding, End of Period................                    4,726         6,933         4,213
DREYFUS STOCK INDEX SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000       $12.830       $15.267
    Accumulation Unit Value, End of Period....................                  $12.830       $15.267       $13.666
    Number of Units Outstanding, End of Period                                   39,205        37,405        32,323
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.602       $11.674        $13.636
    Accumulation Unit Value, End of Period....................                  $11.674       $13.636        $12.946
    Number of Units Outstanding, End of Period................                   15,709        13,729          6,661
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.198       $10.582        $10.936
    Accumulation Unit Value, End of Period....................                  $10.582       $10.936        $11.442
    Number of Units Outstanding, End of Period................                      750         6,351            779
DREYFUS VIF SMALL COMPANY STOCK SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $11.161       $10.359        $11.303
    Accumulation Unit Value, End of Period....................                  $10.359       $11.303        $12.104
    Number of Units Outstanding, End of Period................                      710           708            708
FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $11.071       $14.205        $17.414
    Accumulation Unit Value, End of Period....................                  $14.205       $17.414        $16.044
    Number of Units Outstanding, End of Period................                    9,350        10,442          9,095
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000       $11.270        $11.822
    Accumulation Unit Value, End of Period....................                  $11.270       $11.822        $12.647
    Number of Units Outstanding, End of Period................                   40,266        40,268         27,073
FIDELITY VIP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.685       $14.713        $19.950
    Accumulation Unit Value, End of Period....................                  $14.713       $19.950        $17.523
    Number of Units Outstanding, End of Period................                    6,361         7,516          8,143
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.779       $10.180        $10.862
    Accumulation Unit Value, End of Period....................                  $10.180       $10.862         $8.309
    Number of Units Outstanding, End of Period................                    5,530         6,101          3,264
MFS EMERGING GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.999       $14.566        $25.395
    Accumulation Unit Value, End of Period....................                  $14.566       $25.395        $20.144
    Number of Units Outstanding, End of Period                                    4,972         6,246          6,845
MFS LIMITED MATURITY SUB-ACCOUNT**
    Accumulation Unit Value, Beginning of Period..............                  $10.269       $10.298        $10.780
    Accumulation Unit Value, End of Period....................                  $10.298       $10.780        $11.277
    Number of Units Outstanding, End of Period................                    1,014           995            995



* The AIM Variable Sub-Accounts as well as, the Fidelity Equity Income, and Dreyfus Stock Index Variable Sub-Accounts commenced operations on January 26, 1998. The other Variable Sub-Accounts commenced operations on June 17, 1997, but had no material operations for the year ended December 31, 1997. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.
** Not available to new investors.

                       ACCUMULATION UNIT VALUES AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

                 BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                                                                                   FOR THE YEARS BEGINNING
                                                                                    JANUARY 1* AND ENDING
                                                                                          DECEMBER 31
                                                                                 -----------------------------

                                                                                  1998         1999     2000
                                                                                 --------   -------- --------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000     $12.344     $17.594
    Accumulation Unit Value, End of Period....................                  $12.344     $17.594     $15.450
    Number of Units Outstanding, End of Period................                    5,197      13,896      14,129
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000     $10.121      $9.784
    Accumulation Unit Value, End of Period....................                  $10.121      $9.784      $9.711
    Number of Units Outstanding, End of Period................                    8,931       7,601       8,074
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000     $11.433     $15.050
    Accumulation Unit Value, End of Period....................                  $11.433     $15.050     $13.620
    Number of Units Outstanding, End of Period................                        0       1,584         327
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000     $10.858     $10.270
    Accumulation Unit Value, End of Period....................                  $10.858     $10.270     $11.149
    Number of Units Outstanding, End of Period................                    7,546      39,816      47,013
AIM V.I. GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000     $13.477     $17.964
    Accumulation Unit Value, End of Period....................                  $13.477     $17.964     $14.079
    Number of Units Outstanding, End of Period................                   15,252      14,638      17,565
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000     $12.885     $17.048
    Accumulation Unit Value, End of Period....................                  $12.885     $17.048     $14.358
    Number of Units Outstanding, End of Period                                  53,358       48,463      49,495
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000     $11.434     $17.474
    Accumulation Unit Value, End of Period....................                  $11.434     $17.474     $12.676
    Number of Units Outstanding, End of Period................                    5,403       4,967         977
AIM V.I. VALUE SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000     $13.287     $17.011
    Accumulation Unit Value, End of Period....................                  $13.287     $17.011     $14.311
    Number of Units Outstanding, End of Period................                  52,510       64,070      65,919
AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.618     $12.116     $13.142
    Accumulation Unit Value, End of Period....................                  $12.116     $13.142     $12.611
    Number of Units Outstanding, End of Period................                    7,716      10,484      10,810
AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.025     $11.734     $18.972
    Accumulation Unit Value, End of Period....................                  $11.734     $18.972     $15.554
    Number of Units Outstanding, End of Period................                    5,196       5,546      11,548


                       ACCUMULATION UNIT VALUES AND NUMBER
                      OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

                 BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                                                                                 FOR THE YEARS BEGINNING
                                                                                  JANUARY 1* AND ENDING
                                                                                        DECEMBER 31
                                                                                 -----------------------------

                                                                                  1998       1999      2000
                                                                                 --------   --------  --------
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.813    $13.265     $17.649
    Accumulation Unit Value, End of Period....................                  $13.265    $17.643     $15.472
    Number of Units Outstanding, End of Period................                    4,373      3,528       6,596
DREYFUS STOCK INDEX SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000    $12.819     $15.237
    Accumulation Unit Value, End of Period....................                  $12.819    $15.237     $13.626
    Number of Units Outstanding, End of Period................                   86,935     80,779      77,360
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.602    $11.656     $13.601
    Accumulation Unit Value, End of Period....................                  $11.656    $13.601     $12.900
    Number of Units Outstanding, End of Period................                   18,031     18,597      16,850
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.198    $10.566     $10.909
    Accumulation Unit Value, End of Period....................                  $10.566    $10.909     $11.402
    Number of Units Outstanding, End of Period................                   13,027     40,342       2,062
DREYFUS VIF SMALL COMPANY STOCK SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $11.161    $10.343     $11.275
    Accumulation Unit Value, End of Period....................                  $10.343    $11.275     $12.061
    Number of Units Outstanding, End of Period................                    5,753      5,754       2,477
FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $11.071    $14.184     $17.370
    Accumulation Unit Value, End of Period....................                  $14.184     17.370     $15.987
    Number of Units Outstanding, End of Period................                   11,838     14,873      17,120
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.000    $11.259     $11.799
    Accumulation Unit Value, End of Period....................                  $11.259    $11.799     $12.610
    Number of Units Outstanding, End of Period................                   76,050     70,192      67,206
FIDELITY VIP GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.685    $14.691     $19.899
    Accumulation Unit Value, End of Period....................                  $14.691    $19.899     $17.461
    Number of Units Outstanding, End of Period................                    8,947      1,241      14,641
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.779    $10.164     $10.834
    Accumulation Unit Value, End of Period....................                  $10.164    $10.834       8.280
    Number of Units Outstanding, End of Period................                   28,509     27,471      18,857
MFS EMERGING GROWTH SUB-ACCOUNT
    Accumulation Unit Value, Beginning of Period..............                  $10.999    $14.544     $25.331
    Accumulation Unit Value, End of Period....................                  $14.544    $25.331     $20.073
    Number of Units Outstanding, End of Period................                    6,085     10,929      14,285
MFS LIMITED MATURITY SUB-ACCOUNT**
    Accumulation Unit Value, Beginning of Period..............                  $10.269    $10.273     $10.753
    Accumulation Unit Value, End of Period....................                  $10.273    $10.753     $11.237
    Number of Units Outstanding, End of Period................                    3,996      5,857       4,938
 *  The Enhanced Death Benefit Rider has been available since the contracts were first offered. The inception dates of the Variable Sub-Accounts are listed in the footnote to the Accumulation Unit Value Table for the
    Basic Policy above. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.
**  Not available to new investors.

APPENDIX B
MARKET VALUE ADJUSTMENT EXAMPLE
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:



    I          =             the Treasury Rate for a  maturity equal to the
                             Guarantee Period for the week preceding the establishment of the Guarantee Period.

    J          =             the Treasury Rate for a maturity equal to the
                             Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, a weighted average will be used.

    N          =             the number of whole and partial years from the date
                             we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.



Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N
To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, out of a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                       EXAMPLES OF MARKET VALUE ADJUSTMENT



Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Interest Rate:      4.50%
Full Withdrawal:    End of Contract Year 3

       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)


Step 1: Calculate Contract Value at End of Contract                $10,000.00 X (1.045)3 = $11,411.66
Year 3:
Step 2: Calculate the Free Withdrawal Amount:                      .15 X ($10,000.00) = $1,500.00
Step 3: Calculate the Withdrawal Charge:                           .05 X ($10,000.00 - $1,500.00) = $425.00

Step 4: Calculate the Market Value Adjustment:                     I  =  4.5%
                                                                   J  =  4.2%
                                                                          730 days
                                                                   N  =   -------  =  2
                                                                          365 days

                                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                                   =   .9 X (.045 - .042) X 2 = .0054
                                                                   Market Value Adjustment = Market Value Adjustment Factor
                                                                   X Amount Subject to Market Value Adjustment:
                                                                   =   .0054 X ($11,411.66 - $1,500) = $53.52
Step 5: Calculate the amount received by Contract
Owner as a result of full withdrawal at the end of
Contract Year 3:                                                   $11,411.66 - $425.00 + $53.52 = $11,040.18



                                       B-1



                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1: Calculate Contract Value at End of Contract
Year 3:                                                             $10,000.00 X (1.045)3 = $11,411.66
Step 2: Calculate the Free Withdrawal Amount:                       .15 X ($10,000.00) = $1,500.00
Step 3: Calculate the Withdrawal Charge:                            .05 X ($10,000.00 - $1,500.00) = $425.00
Step 4: Calculate the Market Value Adjustment:                       I  = 4.5%
                                                                     J  = 4.8%
                                                                           730 days
                                                                     N  =  -------   =  2
                                                                           365 days

                                                                      Market Value Adjustment Factor: .9 X (I - J) X N =
                                                                      .9 X (.045 - .048) X (2) = -.0054
                                                                      Market Value Adjustment = Market Value Adjustment Factor
                                                                      X Amount Subject to Market Value Adjustment:
                                                                      = -.0054 X ($11,411.66 - $1,500) = -$53.52
Step 5: Calculate the amount received by Contract
Owner as a result of full withdrawal at the end of
Contract Year 3:                                                      $11,411.66 - $425.00 - $53.52 = $10,933.14


STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------



DESCRIPTION
-----------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
INVESTMENTS
----------------------------------------------------
THE CONTRACT
----------------------------------------------------
      Purchases of Contracts
----------------------------------------------------
      Tax-free Exchanges (1035 Exchanges,
      Rollovers and Transfers)
----------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------
      Standardized Total Returns
----------------------------------------------------
      Non-standardized Total Returns
----------------------------------------------------
      Adjusted Historical Total Returns
----------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
----------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
-----------------------------------------------------




DESCRIPTION
-----------------------------------------------------
GENERAL MATTERS
----------------------------------------------------
      Incontestability
----------------------------------------------------
      Settlements
----------------------------------------------------
      Safekeeping of the Variable Account's  Assets
----------------------------------------------------
      Premium Taxes
----------------------------------------------------
      Tax Reserves
----------------------------------------------------
FEDERAL TAX MATTERS
----------------------------------------------------
QUALIFIED PLANS
----------------------------------------------------
EXPERTS
----------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------


                         ------------------------------






THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

The Glenbrook Provider Variable Annuity          Prospectus dated May 1, 2001

Glenbrook Life And Annuity Company
300 N. Milwaukee Ave.
Vernon Hills, IL  60061
Telephone Number: 1-800-755-5275

Glenbrook Life and Annuity Company ("Glenbrook") is offering the Glenbrook Provider Variable Annuity, an individual flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 42 "investment alternatives". The investment alternatives include 3 fixed account options ("Fixed Account Options") and 39 variable sub-accounts ("Variable Sub-Accounts") of the Glenbrook Life Multi-Manager Variable Account ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("Portfolios") of the following mutual funds ("Funds"):

                                                        Franklin Templeton Variable Insurance Products Trust
AIM Variable Insurance Funds                            Goldman Sachs Variable Insurance Trust (VIT)
The Dreyfus Socially Responsible Growth Fund, Inc.      MFS(R) Variable Insurance TrustSM
Dreyfus Stock Index Fund                                Oppenheimer Variable Account Funds
Dreyfus Variable Investment Fund (VIF)                  The Universal Institutional Funds, Inc.
Fidelity Variable Insurance Products Fund



Each Fund has multiple investment Portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

We (Glenbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.



                  The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this
                  prospectus. Anyone who tells you otherwise is committing a federal crime.
    IMPORTANT     The Contracts may be distributed through broker-dealers that
    NOTICES       have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits, or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.
                  The Contracts are not FDIC insured.

Table of Contents

                                                                Page

Overview
Important Terms                                                    3
The Contract At A Glance                                           4
How the Contract Works                                             6
Expense Table                                                      7
Financial Information                                             12
Contract Features
The Contract                                                      13
Purchases                                                         14
Contract Value                                                    15
Investment Alternatives                                           16
   The Variable Sub-Accounts                                      16
   The Fixed Account Options                                      18
   Transfers                                                      21
Expenses                                                          22
Access To Your Money                                              25
Income Payments                                                   25
Death Benefits                                                    27
Other Information
More Information:                                                 30
   Glenbrook                                                      30
   The Variable Account                                           30
   The Portfolios                                                 31
   The Contract                                                   31
   Qualified Plans                                                32
   Legal Matters                                                  32
Taxes                                                             33
Annual Reports and Other Documents                                35
Experts                                                           36
Performance Information                                           37
Appendix A - Accumulation Unit Values                            A-1
Appendix B - Market Value Adjustment Example                     B-1
Statement of Additional Information Table of Contents            C-1


GLG678-1

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.
                                                                      Page

Accumulation Phase                                                        15
Accumulation Unit                                                         15
Accumulation Unit Value                                                   15
Anniversary Values                                                        28
Annuitant                                                                 13
Automatic Additions Plan                                                  14
Automatic Portfolio Rebalancing Program                                   21
Beneficiary                                                               13
Cancellation Period                                                       15
Contract*                                                                 31
Contract Anniversary                                                       5
Contract Owner ("You")                                                    13
Contract Value                                                            15
Contract Year                                                              4
Death Benefit Anniversary                                                 28
Dollar Cost Averaging Program                                             21
Due Proof of Death                                                        27
Enhanced Death Benefit Rider                                              28
Enhanced Death and Income Benefit Combination Rider                       28
Enhanced Death and Income Benefit Combination Rider II                    29
Fixed Account Options                                                     18
Free Withdrawal Amount                                                    23
Funds                                                                      1
Glenbrook ("We" or "Us")                                                  30
Guarantee Periods                                                         18
Income Plan                                                               26
Investment Alternatives                                                   16
Issue Date                                                                 6
Market Value Adjustment                                                   20
Payout Phase                                                               6
Payout Start Date                                                         25
Portfolios                                                                31
Qualified Contracts                                                       34
SEC                                                                        1
Settlement Value                                                          28
Systematic Withdrawal Program                                             25
Valuation Date                                                            14
Variable Account                                                          30
Variable Sub-Account                                                      16


* In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to Contract in this prospectus include certificates, unless the context requires otherwise.

                                  1 PROSPECTUS

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.



Flexible Payments                         You can purchase a Contract
                                          with as little as $3,000 ($2,000 for
                                          "Qualified Contracts," which are
                                          Contracts issued within qualified
                                          plans). You can add to your Contract
                                          as often and as much as you like, but
                                          each payment must be at least $50.


Right to Cancel                           You may cancel your Contract
                                          within 20 days of receipt or any
                                          longer period as your state may
                                          require ("Cancellation Period"). Upon
                                          cancellation, we will return your
                                          purchase payments adjusted, to the
                                          extent federal or state law permits,
                                          to reflect the investment experience
                                          of any amounts allocated to the
                                          Variable Account.


Expenses                                  You will bear the following expenses:
                                          o Total Variable Account annual fees
                                          equal to 1.15% of average daily net
                                          assets (1.37% if you select the
                                          Enhanced Death Benefit Rider; 1.59% if
                                          you selected the Enhanced Death and
                                          Income Benefit Combination Rider (for
                                          Contracts issued before September
                                          22,2000); and 1.65% if you select the
                                          Enhanced Death and Income Benefit
                                          Combination Rider II (for Contracts
                                          issued on or after September 22,
                                          2000).
                                          o Annual contract maintenance charge
                                          of $35 (with certain exceptions)
                                          o Withdrawal charges ranging from 0%
                                          to 6% of purchase payment withdrawn
                                          (with certain exceptions)
                                          o Transfer fee of $10 after 12th
                                          transfer in any Contract Year (fee
                                          currently waived)
                                          o State premium tax (if your state
                                          imposes one) In addition, each
                                          Portfolio pays expenses that you will
                                          bear indirectly if you invest in a
                                          Variable Sub-Account.


Investment Alternatives                   The Contract offers 42
                                          investment alternatives including:
                                          o 3 Fixed Account Options (which
                                          credit interest at rates we guarantee
                                          o 39 Variable Sub-Accounts investing
                                          in Portfolios offering professional
                                          money management by these investment
                                          advisers:
                                                o A I M Advisors, Inc.
                                                o The Dreyfus Corporation
                                                o Fidelity Management & Research Company
                                                o Franklin Advisers, Inc.
                                                o Franklin Mutual Advisers, LLC
                                                o Goldman Sachs Asset Management
                                                o Goldman Sachs Asset Management International
                                                o MFS Investment Management(R)
                                                o Miller Anderson & Sherrerd, LLP
                                                o Morgan Stanley Asset Management
                                                o OppenheimerFunds, Inc.
                                                o Templeton Asset Management Ltd
                                                o Templeton Global Advisors Limited
                                                o Templeton Investment Counsel, LLC
                                          To find out current rates being paid on the Fixed Account
                                          Options or how the Variable Sub-Accounts have performed, call us at 1-800-755-5275.




                                  4 PROSPECTUS



Special Services                          For your convenience, we offer these
                                          special services:
                                          o  Automatic Portfolio Rebalancing
                                             Program
                                          o  Automatic Additions Program
                                          o  Dollar Cost Averaging Program
                                          o  Systematic Withdrawal Program


Income Payments                           You can choose fixed income
                                          payments, variable income payments, or
                                          a combination of the two. You can
                                          receive your income payments in one of
                                          the following ways:
                                          o life income with guaranteed payments
                                          o a "joint and survivor" life income
                                            with guaranteed payments
                                          o guaranteed payments for a
                                            specified period (5 to 30 years)


Death  Benefits                           If you or the Annuitant (if
                                          the Contract is owned by a non-natural
                                          person) die before the Payout Start
                                          Date, we will pay the death benefit
                                          described in the Contract. We offer an
                                          Enhanced Death Benefit Rider and an
                                          Enhanced Death and Income Benefit
                                          Combination Rider II.


Transfers                                 Before the Payout Start Date, you may
                                          transfer your Contract value
                                          ("Contract Value") among the
                                          investment alternatives, with certain
                                          restrictions. Transfers to a Guarantee
                                          Period of the Fixed Account must be at
                                          least $50.

                                          We do not currently impose
                                          a fee upon transfers. However, we
                                          reserve the right to charge $10 per
                                          transfer after the 12th transfer in
                                          each Contract Year, which we measure
                                          from the date we issue your Contract
                                          or a Contract anniversary ("Contract
                                          Anniversary").


Withdrawals                               You may withdraw some or all of your
                                          Contract Value at anytime prior to the
                                          Payout Start Date.

                                          In general, you must withdraw at least
                                          $50 at a time. Full or partial withdrawals are
                                          available under limited circumstances
                                          on or after the Payout Start Date. A
                                          10% federal tax penalty may apply if
                                          you withdraw before you are 59 1/2
                                          years old. A withdrawal charge and
                                          Market Value Adjustment also may
                                          apply.


                                  5 PROSPECTUS

How the Contract Works

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the Contract owner) save for retirement because you can invest in up to 42 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 26. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

         The timeline below illustrates how you might use your Contract.

   ISSUE             ACCUMULATION PHASE             PAYOUT START    PAYOUT PHASE
   DATE                                                  DATE
------------------------------------------------------------------------------------------------------
You buy     You save for retirement            You elect to       You can receive        Or you can
a Contract                                     receive income     income payments        receive income
                                               payments or        for a set period       payments for life
                                               receive a lump
                                               sum payment


As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.



                                  6 PROSPECTUS

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Payment
Being Withdrawn:                 0     1      2      3      4      5     6+

Applicable Charge:               6%     6%     5%     5%     4%    3%   0%

Annual Contract Maintenance Charge                             $35.00**

Transfer Fee                                                  $10.00***



* Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

**   We will waive this charge in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

Without the Enhanced Death Benefit Option, Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II


Mortality and Expense Risk Charge                                  1.05%

Administrative Expense Charge                                      0.10%

Total Variable Account Annual Expenses                             1.15%

With the Enhanced Death Benefit Option

Mortality and Expense Risk Charge                                  1.27%

Administrative Expense Charge                                      0.10%

Total Variable Account Annual Expenses                             1.37%

With the Enhanced Death and Income Benefit Combination Rider
(for Contracts issued before September 22, 2000)

Mortality and Expense Risk Charge                                  1.49%

Administrative Expense Charge                                      0.10%

Total Variable Account Annual Expenses                             1.59%

With the Enhanced Death and Income Benefit Combination Rider II (for Contracts issued on or after September 22, 2000)

Mortality and Expense Risk Charge                                  1.55%

Administrative Expense Charge                                      0.10%

Total Variable Account Annual Expenses                             1.65%




                                  7 PROSPECTUS

Portfolio Annual Expenses (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

Portfolio                                                    Management      Rule 12b-1       Other          Total Portfolio
                                                                Fees           Fees          Expenses        Annual Expenses


AIM V.I. Balanced Fund                                         0.75%               N/A          0.35%                   1.10%
AIM V.I. Diversified Income Fund                               0.60%               N/A          0.30%                   0.90%
AIM V.I. Government Securities Fund                            0.50%               N/A          0.47%                   0.97%
AIM V.I. Growth Fund                                           0.61%               N/A          0.22%                   0.83%
AIM V.I. Growth and Income Fund                                0.60%               N/A          0.24%                   0.84%
AIM V.I. International Equity Fund                             0.73%               N/A          0.29%                   1.02%
AIM V.I. Value Fund                                            0.61%               N/A          0.23%                   0.84%
The Dreyfus Socially Responsible Growth Fund, Inc.:            0.75%               N/A          0.03%                   0.78%
  Initial Shares
Dreyfus Stock Index Fund: Initial Shares                       0.25%               N/A          0.01%                   0.26%
Dreyfus VIF - Growth & Income Portfolio: Initial Shares        0.75%               N/A          0.03%                   0.78%
Dreyfus VIF - Money Market Portfolio                           0.50%               N/A          0.10%                   0.60%
Fidelity VIP Contrafund Portfolio (2,3)                        0.57%               N/A          0.09%                   0.66%
Fidelity VIP Equity-Income Portfolio (2,3)                     0.48%               N/A          0.08%                   0.56%
Fidelity VIP Growth Portfolio (2,3)                            0.57%               N/A          0.08%                   0.65%
Fidelity VIP High Income Portfolio (2)                         0.58%               N/A          0.10%                   0.68%
Franklin Small Cap Fund - Class 2 (4,5,6)                      0.49%             0.25%          0.28%                   1.02%
Mutual Shares Securities Fund - Class 2 (4)                    0.60%             0.25%          0.20%                   1.05%
Templeton Developing Markets Securities Fund -                 1.25%             0.25%          0.31%                   1.81%
  Class 2 (4)
Templeton Growth Securities Fund - Class 2 (4,7)               0.81%             0.25%          0.06%                   1.12%
Templeton International Securities Fund - Class 2 (4)          0.67%             0.25%          0.20%                   1.12%
Goldman Sachs VIT Capital Growth Fund (8)                      0.75%               N/A          0.25%                   1.00%
Goldman Sachs VIT CORE(sm) Small Cap Equity Fund (8)           0.75%               N/A          0.25%                   1.00%
Goldman Sachs VIT CORE(sm) U.S. Equity Fund                    0.70%               N/A          0.20%                   0.90%
Goldman Sachs VIT Global Income Fund (8)                       0.90%               N/A          0.25%                   1.05%
Goldman Sachs VIT International Equity Fund (8)                1.00%               N/A          0.35%                   1.35%
MFS Emerging Growth Series (9)                                 0.75%               N/A          0.10%                   0.85%
MFS Investors Trust Series (9,10)                              0.75%               N/A          0.12%                   0.87%
MFS New Discovery Series (9,11)                                0.90%               N/A          0.16%                   1.06%
MFS Research Series (9)                                        0.75%               N/A          0.10%                   0.85%
Morgan Stanley UIF Equity Growth Portfolio (12)                0.48%               N/A          0.37%                   0.85%
Morgan Stanley UIF Fixed Income Portfolio (12)                 0.21%               N/A          0.49%                   0.70%
Morgan Stanley UIF Global Equity Portfolio (12)                0.52%               N/A          0.63%                   1.15%
Morgan Stanley UIF Mid Cap Value Portfolio (12)                0.53%               N/A          0.52%                   1.05%
Morgan Stanley UIF Value Portfolio (12)                        0.31%               N/A          0.54%                   0.85%
Oppenheimer Aggressive Growth Fund/VA                          0.62%               N/A          0.02%                   0.64%
Oppenheimer Capital Appreciation Fund/VA                       0.64%               N/A          0.03%                   0.67%
Oppenheimer Global Securities Fund/VA                          0.64%               N/A          0.04%                   0.68%
Oppenheimer Main Street Growth & Income Fund/VA                0.70%               N/A          0.03%                   0.73%
Oppenheimer Strategic Bond Fund/VA                             0.74%               N/A          0.05%                   0.79%

(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2)  Initial Class.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

                                  8 PROSPECTUS

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(5) "Total Portfolio Annual Expenses" differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.


(6) The manager has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment on a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange
     Commission. Without this reduction, the "Total Portfolio Annual Expenses" are estimated to be 1.06%.

(7)  The Fund administration fee is paid indirectly through the management fee.

(8) Goldman Sachs Asset Management, the investment advisor has voluntarily agreed to reduce or limit certain "Other Expenses" (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the calculated per annum (above table) as of each funds' respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total Portfolio Annual Expenses" would be estimated as follows:

Portfolio                                                    Management      Rule 12b-1       Other          Total Portfolio
                                                                Fees            Fees         Expenses        Annual Expenses


Goldman Sachs VIT Capital Growth Fund                          0.75%                 N/A          0.94%                   1.69%
Goldman Sachs VIT CORE(sm) Small Cap Equity Fund               0.75%                 N/A          0.75%                   1.50%
Goldman Sachs VIT Global Income Fund                           0.90%                 N/A          1.78%                   2.68%
Goldman Sachs VIT International Equity Fund                    1.00%                 N/A          0.77%                   1.77%


The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.

(9) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower, and for service class shares would be estimated to be: 0.84% for Emerging Growth
     Series, 0.86% for Investors Trust Series, 1.05% for New Discovery Series, and 0.84% for Research Series.

(10) Effective May 1, 2001, the Series changed its name from MFS Growth with
     Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

(11) MFS has contractually agreed, subject to reimbursement, bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(12) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total
     Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:


Morgan Stanley UIF Equity Growth Portfolio                        0.55%                 N/A          0.37%                   0.92%
Morgan Stanley UIF Fixed Income Portfolio                         0.40%                 N/A          0.49%                   0.89%
Morgan Stanley UIF Global Equity Portfolio                        0.80%                 N/A          0.63%                   1.43%
Morgan Stanley UIF Mid Cap Value Portfolio                        0.75%                 N/A          0.52%                   1.27%
Morgan Stanley UIF Value Portfolio                                0.55%                 N/A          0.54%                   1.09%



The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.


                                  9 PROSPECTUS

Example 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

     o    invested $1,000 in a Variable Sub-Account,

     o    earned a 5% annual return on your investment,

     o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

     o    elected the Enhanced Death and Income Benefit Combination Rider II.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your contract.

                                                                                      1 Year     3 Years     5 Years      10 Years


AIM V.I. Balanced                                                                      $79        $129         $173         $312
AIM V.I. Diversified Income                                                            $77        $123         $163         $292
AIM V.I. Government Securities                                                         $78        $125         $167         $299
AIM V.I. Growth and Income                                                             $77        $121         $160         $286
AIM V.I. Growth                                                                        $77        $121         $159         $285
AIM V.I. International Equity                                                          $78        $127         $169         $304
AIM V.I. Value                                                                         $77        $121         $160         $286
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares                     $76        $119         $157         $279
Dreyfus Stock Index: Initial Shares                                                    $71        $103         $130         $225
Dreyfus VIF - Growth & Income: Initial Shares                                          $76        $119         $157         $279
Dreyfus VIF - Money Market                                                             $74        $114         $148         $261
Fidelity VIP Contrafund                                                                $75        $116         $151         $267
Fidelity VIP Equity-Income                                                             $74        $113         $146         $257
Fidelity VIP Growth                                                                    $75        $115         $150         $266
Fidelity VIP High Income                                                               $75        $116         $152         $269
Franklin Small Cap - Class 2                                                           $78        $127         $169         $304
Mutual Shares Securities - Class 2                                                     $79        $128         $171         $307
Templeton Developing Markets Securities - Class 2                                      $87        $151         $208         $379
Templeton Global Income Securities - Class 2                                           $78        $125         $167         $299
Templeton Growth Securities - Class 2                                                  $80        $130         $174         $314
Goldman Sachs VIT Capital Growth                                                       $78        $126         $168         $302
Goldman Sachs VIT CORE(sm) Small Cap Equity                                            $78        $126         $168         $302
Goldman Sachs VIT CORE(sm) U.S. Equity                                                 $77        $123         $163         $292
Goldman Sachs VIT Global Income                                                        $80        $131         $176         $317
Goldman Sachs VIT International Equity                                                 $82        $137         $186         $336
MFS Emerging Growth                                                                    $77        $122         $160         $287
MFS Investors Trust                                                                    $77        $122         $161         $289
MFS New Discovery                                                                      $79        $128         $171         $308
MFS Research                                                                           $77        $122         $160         $287
Morgan Stanley UIF Equity Growth                                                       $77        $122         $160         $287
Morgan Stanley UIF Fixed Income                                                        $75        $117         $153         $271
Morgan Stanley UIF Global Equity                                                       $80        $131         $176         $317
Morgan Stanley UIF Mid Cap Value                                                       $79        $128         $171         $307
Morgan Stanley UIF Value                                                               $77        $122         $160         $287
Oppenheimer Aggressive Growth                                                          $75        $115         $150         $265
Oppenheimer Capital Appreciation                                                       $75        $116         $151         $268
Oppenheimer Global Securities                                                          $75        $116         $152         $269
Oppenheimer Main Street Growth & Income                                                $76        $118         $154         $274
Oppenheimer Strategic Bond                                                             $76        $120         $157         $280



                                 10 PROSPECTUS

Example 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.

                                                                                      1 Year     3 Years     5 Years      10 Years


AIM V.I. Balanced                                                                      $28         $87         $148         $312
AIM V.I. Diversified Income                                                            $26         $81         $137         $292
AIM V.I. Government Securities                                                         $27         $83         $141         $299
AIM V.I. Growth and Income                                                             $26         $79         $134         $286
AIM V.I. Growth                                                                        $26         $78         $134         $285
AIM V.I. International Equity                                                          $27         $84         $144         $304
AIM V.I. Value                                                                         $26         $79         $134         $286
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares                     $25         $77         $131         $279
Dreyfus Stock Index: Initial Shares                                                    $20         $61         $104         $225
Dreyfus VIF - Growth & Income: Initial Shares                                          $25         $77         $131         $279
Dreyfus VIF - Money Market                                                             $23         $71         $122         $261
Fidelity VIP Contrafund                                                                $24         $73         $125         $267
Fidelity VIP Equity-Income                                                             $23         $70         $120         $257
Fidelity VIP Growth                                                                    $24         $73         $125         $266
Fidelity VIP High Income                                                               $24         $74         $126         $269
Franklin Small Cap - Class 2                                                           $27         $84         $144         $304
Mutual Shares Securities - Class 2                                                     $28         $85         $145         $307
Templeton Developing Markets Securities - Class 2                                      $36        $108         $183         $379
Templeton Global Income Securities - Class 2                                           $27         $83         $141         $299
Templeton Growth Securities - Class 2                                                  $29         $87         $149         $314
Goldman Sachs VIT Capital Growth                                                       $27         $84         $143         $302
Goldman Sachs VIT CORE(sm) Small Cap Equity                                            $27         $84         $143         $302
Goldman Sachs VIT CORE(sm) U.S. Equity                                                 $26         $81         $137         $292
Goldman Sachs VIT Global Income                                                        $29         $88         $150         $317
Goldman Sachs VIT International Equity                                                 $31         $94         $160         $336
MFS Emerging Growth                                                                    $26         $79         $135         $287
MFS Investors Trust                                                                    $26         $80         $136         $289
MFS New Discovery                                                                      $28         $85         $146         $308
MFS Research                                                                           $26         $79         $135         $287
Morgan Stanley UIF Equity Growth                                                       $26         $79         $135         $287
Morgan Stanley UIF Fixed Income                                                        $24         $74         $127         $271
Morgan Stanley UIF Global Equity                                                       $29         $88         $150         $317
Morgan Stanley UIF Mid Cap Value                                                       $28         $85         $145         $307
Morgan Stanley UIF Value                                                               $26         $79         $135         $287
Oppenheimer Aggressive Growth                                                          $24         $73         $124         $265
Oppenheimer Capital Appreciation                                                       $24         $74         $126         $268
Oppenheimer Global Securities                                                          $24         $74         $126         $269
Oppenheimer Main Street Growth & Income                                                $25         $75         $129         $274
Oppenheimer Strategic Bond                                                             $25         $77         $132         $280



Please remember that you are looking at examples and not a representation of past or future earnings. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The examples assume that any portfolio expense waivers or reimbursement arrangements described in the footnotes to the portfolio annual expense table are in effect for the periods presented. The above examples assume the election of the Enhanced Death and Income Benefit Combination Rider II with a mortality and expense risk charge of 1.55%. If that rider were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on the current average contract size of $47,490.

                                 11 PROSPECTUS

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the Contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.




                                 12 PROSPECTUS

The Contract

CONTRACT OWNER

The Glenbrook Provider Variable Annuity is a contract between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

     o    the investment alternatives during the Accumulation and Payout Phases,
     o    the amount and timing of your purchase payments and withdrawals,
     o    the programs you want to use to invest or withdraw money,
     o    the income payment plan you want to use to receive retirement income,
     o the Annuitant (either yourself or someone else) on whose life the income payments will be based,
     o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and
     o    any other rights that the Contract provides.

If you die, any surviving Contract Owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application. You may change the Contract Owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 32.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a natural person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

         (i)      the youngest Contract Owner; otherwise,

         (ii)     the youngest Beneficiary.

BENEFICIARY

The Beneficiary is the person selected by the Contract Owner to receive the death benefits or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary, or if none surviving, the contingent Beneficiary, will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. A contingent Beneficiary is the person selected by the Contract Owner who will become the Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

                                 13 PROSPECTUS

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

     o    your spouse or, if he or she is no longer alive,

     o    your surviving children equally, or if you have no surviving children,

     o    your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract Owner is not a natural person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.


Purchases

MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We reserve the right to reject any application in our sole discretion.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation

                                 14 PROSPECTUS

Dates." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, you may then allocate your money to other Variable Sub-Accounts.


Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options. ACCUMULATION UNITS To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by
(ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

     o changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

     o the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Rider II described on pages 28-29.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

                                 15 PROSPECTUS

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.



Portfolio:                                       Each Portfolio Seeks:                           Investment Advisor:


AIM Variable Insurance Funds*
AIM V.I. Balanced Fund                           As high a total return as possible, consistent
                                                 with preservation of capital

AIM V.I. Diversified Income Fund                 A high level of current income

AIM V.I. Government Securities Fund              A high level of current income consistent with
                                                 a reasonable concern for safety of principal

AIM V.I. Growth Fund                             Growth of capital                               A I M Advisors, Inc.

AIM V.I. Growth and Income Fund                  Growth of capital with a secondary objective
                                                 of current income

AIM V.I. International Equity Fund               Long-term growth of capital

AIM V.I. Value Fund                              Long-term growth of capital and income as a
                                                 secondary objective
The Dreyfus Socially Responsible Growth Fund, Inc.; The Dreyfus Stock Index Fund; and The Dreyfus Variable Investment
  Fund (VIF) (collectively, the Dreyfus Funds)
The Dreyfus Socially Responsible Growth Fund,    Capital growth and, secondarily, current income
Inc.

Dreyfus Stock Index Fund                         To match the total return of the Standard &
                                                 Poor's(C) 500 Composite Stock Price Index

Dreyfus  VIF Growth & Income Portfolio           Long-term capital growth, income current and
                                                 growth of income, consistent with reasonable    The Dreyfus Corporation
                                                 investment risk

Dreyfus VIF Money Market Portfolio               A high level of current income as
                                                 is consistent with the
                                                 preservation of capital and the
                                                 maintenance of liquidity
Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund Portfolio                Long-term capital appreciation

Fidelity VIP Equity-Income Portfolio             Reasonable income

Fidelity VIP Growth Portfolio                    Capital appreciation                            Fidelity Management &
                                                                                                 Research Company

Fidelity VIP High Income Portfolio               High level of current income while also
                                                 considering growth of capital
Franklin Templeton Variable Insurance Products Trust (VIP) - Class 2
Franklin Small Cap Fund                          Long-term capital growth                        Franklin Advisers, Inc.

Mutual Shares Securities Fund                    Capital appreciation. Secondary goal is income  Franklin Mutual
                                                                                                 Advisers, LLC.

Templeton Developing Markets Securities Fund     Long-term capital appreciation                  Templeton Asset
                                                                                                 Management LTD

Templeton Growth Securities Fund                 Long-term capital growth                        Templeton Global
                                                                                                 Advisors Limited

Templeton International Securities Fund          Long-term capital growth                        Templeton Investment
                                                                                                 Counsel, LLC.


                                 16 PROSPECTUS






Portfolio:                                       Each Portfolio Seeks:                           Investment Advisor:


Goldman Sachs Variable Insurance Trust (VIT)
Goldman Sachs VIT Capital Growth Fund            Long-term growth of capital                     Goldman Sachs Asset
                                                                                                 Management

Goldman Sachs VIT CORE(sm) Small Cap Equity Fund Long-term growth of capital

Goldman Sachs VIT CORE(sm) U.S. Equity Fund      Long-term growth of capital and dividend income

Goldman                                          Sachs VIT Global Income Fund A
                                                 high total return, emphasizing
                                                 current income and, to a lesser
                                                 extent providing opportunities
                                                 for capital appreciation

Goldman Sachs VIT International Equity Fund      Long-term capital appreciation                  Goldman Sachs Asset
                                                                                                 Management
                                                                                                 International
MFS(R)Variable Insurance TRUST(sm)
MFS Emerging Growth Series                       Long-term growth of capital

MFS Investors Trust Series**                     Long-term growth of capital with a secondary    MFS Investment
                                                 objective to seek reasonable current income     Management(R)

MFS New Discovery Series                         Capital appreciation

MFS Research Series                              Long-term growth of capital and future income
The Universal Institutional Funds, Inc.
Morgan Stanley UIF Equity Growth                 Long-term capital appreciation

Morgan Stanley UIF Fixed Income                  Above-average total return over
                                                 a market cycle Morgan Stanley
                                                 Asset of three to five years
                                                 Management

Morgan Stanley UIF Global Equity                 Long-term capital appreciation

Morgan Stanley UIF Mid Cap Value                 Above-average total return over
                                                 a market cycle of three to five
                                                 years

Morgan Stanley UIF Value                         Above-average total return over a market cycle  Miller Anderson &
                                                 of three to five years                          Sherrerd, LLP
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA            Capital appreciation

Oppenheimer Capital Appreciation Fund/VA         Capital appreciation

Oppenheimer Global Securities Fund/VA            Long-term capital appreciation                  OppenheimerFunds, Inc.

Oppenheimer Main Street Growth & Income Fund/VA  High total return, which includes growth in the
                                                 value of its shares as well as
                                                 current income, from equity and
                                                 debt securities

Oppenheimer Strategic Bond Fund/VA               High level of current income

* A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholders approval.

** Effective May 1, 2001, the Series changed its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

Variable insurance trust portfolios may not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from retail funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a portfolio can be expected to be higher or lower than the investment results of retail mutual funds.

                                  17 PROSPECTUS

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Dollar Cost Averaging Fixed Account Option. Purchase payments that you allocate to the Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each payment or transfer.

For each purchase payment, the first transfer from the DCA Fixed Account must occur within one month of the date of payment. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Sub-Account in equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 21.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option. However, you may not choose less than 3 or more than 36 monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 36 months of payment. At the end of 36 months, any nominal amounts remaining will be allocated to the Money Market Variable Sub-Account. No transfers are permitted into the Dollar Cost Averaging Fixed Account.

Short Term Dollar Cost Averaging Fixed Account Option. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to the Short Term Dollar Cost Averaging Fixed Account Option ("Short Term DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation.

For each purchase payment, the first transfer from the Short Term DCA Fixed Account must occur within one month of the date of payment. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Sub-Account in equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 21.

You must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. At the end of the transfer period, any nominal amounts remaining in the Short Term DCA Fixed Account will be allocated to the Money Market Variable Sub-Account. If you discontinue the Short Term DCA Fixed Account Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub- Account unless you request a different investment alternative. No transfers are permitted into the Short Term DCA Fixed Account.

We bear the investment risk for all amounts allocated to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the DCA Fixed Account Option and the Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or Glenbrook customer service at 1-800-755-5275.

GUARANTEE PERIODS

Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

                                 18 PROSPECTUS

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time.

We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

How We Credit Interest. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment............................................       $10,000
Guarantee Period............................................       5 years
Annual Interest Rate........................................         4.50%

                              End of Contract Year

                                                        Year 1          Year 2         Year 3          Year 4         Year 5
                                                        ------          ------         ------          ------         ------
Beginning Contract Value.........................        $10,000.00
  X (1 + Annual Interest Rate)                             X  1.045
                                                         ----------
                                                         $10,450.00
Contract Value at end of Contract Year...........                        $10,450.00
  X (1 + Annual Interest Rate)                                             X  1.045
                                                                         ----------
                                                                         $10,920.25
Contract Value at end of Contract Year..........                                       $10,920.25
  X (1 + Annual Interest Rate)                                                           X  1.045
                                                                                       ----------
                                                                                       $11,411.66
Contract Value at end of Contract Year...........                                                     $11,411.66
  X (1 + Annual Interest Rate)                                                                          X  1.045
                                                                                                      ----------
                                                                                                      $11,925.19
Contract Value at end of Contract Year...........                                                                     $11,925.19
  X (1 + Annual Interest Rate)                                                                                          X  1.045
                                                                                                                      ----------
                                                                                                                      $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 - $10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

Renewals. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During

                                 19 PROSPECTUS
the 30-day period after the end of the Guarantee Period, you may:

     1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

     2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

     3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

     4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Market Value Adjustment. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

     o    within the Free Withdrawal Amount as described on page 23,

     o    that qualify for one of the waivers as described on page 23,

     o    to satisfy the IRS minimum distribution rules for the Contract, or

     o a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5-year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.


                                 20 PROSPECTUS

Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short-Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

If you choose an Income Plan that depends on any person's life, you may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-755-5275. The cut-off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from the Short Term Dollar Cost Averaging Fixed Account or the Dollar Cost Averaging Fixed Account, to any Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you

                                 21 PROSPECTUS
allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

         Example:

         Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

         o        total purchase payments equal $50,000 or more, or

         o        all money is allocated to the Fixed Account.

In addition, we will waive the Contract Maintenance Charge if total purchase payments are $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.05% of the average daily net assets you have invested in the Variable Sub-Accounts (1.27% if you select the Enhanced Death Benefit Rider, 1.49% if you selected the Enhanced Death and Income Combination Rider, and 1.55% if you select the Enhanced Death and Income Benefit Combination Rider II). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider and the Enhanced Death and Income Benefit Combination Rider II to compensate us for the additional risk that we accept by providing these options.

                                 22 PROSPECTUS

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines to 0% over a 6 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 7. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

     We do not apply a withdrawal charge in the following situations:

     o on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period;

     o withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

     o    withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver.

We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract Owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

Terminal Illness Waiver.

We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract Owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

Unemployment Waiver.We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout

                                 23 PROSPECTUS

Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a natural person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract Owner is not a natural person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract Owner is not a natural person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 7. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

                                 24 PROSPECTUS

Access to Your Money

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments

PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

     o    at least 30 days after the Issue Date; and

     o no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a

                                 25 PROSPECTUS
change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

 An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

         o        fixed income payments;

         o        variable income payments; or

         o        a combination of the two.

         The three Income Plans are:

Income Plan 1 - Life Income with Guaranteed Payments.Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Payments.Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 3 - Guaranteed Payments for a Specified Period (5 Years to 30 Years).Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

If you elected the Enhanced Death and Income Benefit Combination Rider or the Enhanced Death and Income Benefit Combination Rider II , you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is

                                 26 PROSPECTUS
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less than $2,000,  or not enough to provide an initial  payment of at least $20, and state law permits, we may:

     o pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

     o reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2.   deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

Death Benefits

We will pay a death benefit prior to the Payout Start Date on:

1.   the death of any Contract Owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

A claim for a distribution on death must include Due Proof of Death. We will accept the following documentation as "Due Proof of Death":

     o    a certified copy of a death certificate,

                                 27 PROSPECTUS
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     o    a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

     o    any other proof acceptable to us.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

 3. the Contract Value on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a) = the withdrawal amount,
    (b) = the Contract Value immediately prior to the withdrawal, and
    (c) = the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will determine the value of the death benefits as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER

If the oldest Contract Owner and Annuitant are less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect.

If the Contract Owner is a living individual, the enhanced death benefit applies only upon the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the enhanced death benefit. The enhanced death benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.

Enhanced Death Benefit A. At issue, Enhanced Death Benefit A is equal to the initial purchase payment. After issue, Enhanced Death Benefit A is the greatest of the Anniversary Values as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a) = the withdrawal amount,
    (b) = the Contract Value immediately prior to the withdrawal, and
    (c) = the most recently calculated Enhanced Death Benefit A.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or the Annuitant's, if the Contract Owner is not a natural person, 85th birthday. After age 85, we will re-calculate Enhanced Death Benefit A for purchase payments and withdrawals.

Enhanced Death Benefit B.The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment, as defined below. Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of:

         o        the date we determine the death benefit, or

         o the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a natural person, the Annuitant's, 85th birthday.

The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a) = the withdrawal amount,
    (b) = the Contract Value immediately prior to the withdrawal, and
    (c) = the most recently calculated Enhanced Death Benefit B.

Enhanced Death and Income Benefit Combination Rider (for Contracts issued before September 22, 2000).You may elect not to choose the Enhanced Death Benefit Rider and may instead choose the
                                 28 PROSPECTUS

Enhanced Death and Income Benefit Combination Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is as described above under Enhanced Death Benefit Rider.

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to the value the enhanced death benefit would be on the Payout Start Date.

The enhanced income benefit will apply if the Contract owner elects a Payout Start Date that:

         o        is on or after the tenth Contract Anniversary, and

         o        is prior to the Annuitant's 90th birthday.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either a single or joint lives with a period certain of at least:

     o 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

     o 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.


If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

Enhanced Death and Income Benefit Combination Rider II (for Contracts issued on or after September 22, 2000).You may elect not to choose the Enhanced Death Benefit Rider and may instead choose the Enhanced Death and Income Benefit Combination Rider II. The Enhanced Death and Income Benefit Combination Rider II may not be available in all states.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is as described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to the value the enhanced death benefit would be on the Payout Start Date.

The minimum amount is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

         The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

         o   is on or after the tenth Contract Anniversary, and

         o   occurs during the 30 day period following a Contract Anniversary.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either a single or joint lives with a period certain of at least:

          o 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

          o 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

You must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment table provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the enhanced income benefit may not be appropriate.

Death Benefit Payments.  A death benefit will be paid:

1. if the Contract Owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract Owner eligible to receive the distribution upon death is not a natural person, the Contract Owner may elect to receive the distribution upon death in one or more distributions.

                                 29 PROSPECTUS

If the Contract Owner is a natural person, the Contract Owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

          o    the life of the Contract Owner; or

          o    a period not to exceed the life expectancy of the Contract Owner;
               or

          o the life of the Contract Owner with payments guaranteed to a period not to exceed the life expectancy of the Contract Owner.

If the surviving spouse of the deceased Contract Owner is the new Contract Owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge or Market Value Adjustment.


More Information

GLENBROOK

Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT

Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of multiple Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable

                                 30 PROSPECTUS

Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions.We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges.As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios.If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest.Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution.ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-
                                 31 PROSPECTUS
dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

Administration.We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

         o        issuance of the Contracts;

         o        maintenance of Contract Owner records;

         o        Contract Owner services;

         o        calculation of unit values;

         o        maintenance of the Variable Account; and

         o        preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

Foley & Lardner, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook.

                                 32 PROSPECTUS
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Taxes

The following discussion is general and is not intended as tax advice. Glenbrook makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral.Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1.   the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners.As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements.For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the

Contract will be successful.

Taxation of Partial and Full Withdrawals.If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year


                                 34 PROSPECTUS
of the first contribution to any Roth IRA and which are:

     o    made on or after the date the individual attains age 591/2,

     o    made to a beneficiary after the Contract Owner's death,

     o    attributable to the Contract Owner being disabled, or

     o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments.Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits.Death of a Contract Owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2;

2. made as a result of the Owner's death or disability;

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy;

4. made under an immediate annuity; or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts.All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract Owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

Contracts may be used as investments with certain qualified plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

o    Roth IRAs under Section 408A of the Code;

o    Simplified Employee Pension Plans under Section 408(k) of the Code;

o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

o    Tax Sheltered Annuities under Section 403(b) of the Code;

o    Corporate and Self Employed Pension and Profit Sharing Plans; and

o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availablity of the Contract for use with any of the Qualified Plans listed below.

                                 34 PROSPECTUS

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403 Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1. on or after the date of employee

         o        attains age 59 1/2,

         o        separates from service,

         o        dies,

         o        becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

Annual Reports and Other Documents

Glenbrook's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 Milwaukee Ave, Vernon Hills, 60061 (telephone:
1-800-755-5275).

                                 35 PROSPECTUS

Experts

The financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Glenbrook and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                 36 PROSPECTUS

Performance Information

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                 37 PROSPECTUS

                                   Appendix A
                      ACCUMULATION UNIT VALUE AND NUMBER OF
                     ACCUMULATION UNITS OUTSTANDING FOR EACH
             VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

                                  BASIC POLICY


                                                                                                 For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----


AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.73      $12.66
  Accumulation Unit Value, End of Period......................................................        $10.73      $12.66      $11.99
  Number of Units Outstanding, End of Period..................................................       -             7,487      52,646
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.22       $9.91
  Accumulation Unit Value, End of Period......................................................        $10.22       $9.91       $9.87
  Number of Units Outstanding, End of Period..................................................       -               721         721
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.38       $9.85
  Accumulation Unit Value, End of Period......................................................        $10.38       $9.85      $10.73
  Number of Units Outstanding, End of Period..................................................       -            -            2,954
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.83      $15.82
  Accumulation Unit Value, End of Period......................................................        $11.83      $15.82      $12.43
  Number of Units Outstanding, End of Period..................................................       -            13,275      69,688
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.36      $15.09
  Accumulation Unit Value, End of Period......................................................        $11.36      $15.09      $12.74
  Number of Units Outstanding, End of Period..................................................       -            12,180      53,747
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.68      $16.38
  Accumulation Unit Value, End of Period......................................................        $10.68      $16.38      $11.92
  Number of Units Outstanding, End of Period..................................................       -            -            4,196
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.52      $14.80
  Accumulation Unit Value, End of Period......................................................        $11.52      $14.80      $12.49
  Number of Units Outstanding, End of Period..................................................       -            42,074     115,418
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.79      $14.40
  Accumulation Unit Value, End of Period......................................................        $10.79      $14.40      $12.66
  Number of Units Outstanding, End of Period..................................................       -             3,130       5,459
DREYFUS STOCK INDEX SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.87      $12.97
  Accumulation Unit Value, End of Period......................................................        $10.87      $12.97      $11.63
  Number of Units Outstanding, End of Period..................................................       -             9,930      23,030
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.65      $12.47
  Accumulation Unit Value, End of Period......................................................        $10.65      $12.47      $11.86
  Number of Units Outstanding, End of Period..................................................       -             2,680       3,326

                                      A-1

                                                                                                  For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.05      $10.40
  Accumulation Unit Value, End of Period......................................................        $10.05      $10.40      $10.91
  Number of Units Outstanding, End of Period..................................................       -            -           -
FIDELITY VIP II CONTRAFUND(R)SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.66      $14.33
  Accumulation Unit Value, End of Period......................................................        $11.66      $14.33      $13.23
  Number of Units Outstanding, End of Period..................................................       -            18,963     101,434
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.48      $11.02
  Accumulation Unit Value, End of Period......................................................        $10.48      $11.02      $11.81
  Number of Units Outstanding, End of Period..................................................       -            30,264     100,008
FIDELITY VIP GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.20      $15.22
  Accumulation Unit Value, End of Period......................................................        $11.20      $15.22      $13.40
  Number of Units Outstanding, End of Period..................................................       -            25,821     168,574
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.43      $11.16
  Accumulation Unit Value, End of Period......................................................        $10.43      $11.16       $8.55
  Number of Units Outstanding, End of Period..................................................       -             3,837      45,099
FRANKLIN SMALL CAP INVESTMENTS (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $12.70
  Accumulation Unit Value, End of Period (3,4)................................................       -            $12.70      $20.98
  Number of Units Outstanding, End of Period (3,4)............................................       -            -              579
FRANKLIN SMALL CAP (CLASS 2) SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            -           $10.00
  Accumulation Unit Value, End of Period......................................................       -            -           $12.17
  Number of Units Outstanding, End of Period..................................................       -            -           0
MUTUAL SHARES SECURITIES (CLASS 2) SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            -           $10.00
  Accumulation Unit Value, End of Period......................................................       -            -           $20.98
  Number of Units Outstanding, End of Period..................................................       -            -              579
MUTUAL SHARES INVESTMENTS (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $10.31
  Accumulation Unit Value, End of Period (3,4)................................................       -            $10.31      $14.11
  Number of Units Outstanding, End of Period (3,4)............................................       -            -            4,984
TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2) SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $12.16
  Accumulation Unit Value, End of Period......................................................       -            $12.16       $8.17
  Number of Units Outstanding, End of Period..................................................       -            -           -
TEMPLETON INTERNATIONAL SECURITIES SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            -           $10.00
  Accumulation Unit Value, End of Period......................................................       -            -           $11.39
  Number of Units Outstanding, End of Period..................................................       -            -              438

                                      A-2

                                                                                                For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----

TEMPLETON GROWTH SECURITIES SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            -           $10.00
  Accumulation Unit Value, End of Period......................................................       -            -           $13.59
  Number of Units Outstanding, End of Period..................................................       -            -           11,237
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $11.37
  Accumulation Unit Value, End of Period (3,4)................................................       -            $11.37      $11.42
  Number of Units Outstanding, End of Period (3,4)............................................       -            -           0
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.10      $13.99
  Accumulation Unit Value, End of Period......................................................        $11.10      $13.99      $12.73
  Number of Units Outstanding, End of Period..................................................       -            -              573
GOLDMAN SACHS VIT CORE(sm) SMALL CAP EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.60      $12.36
  Accumulation Unit Value, End of Period......................................................        $10.60      $12.36      $12.44
  Number of Units Outstanding, End of Period..................................................       -                86         717
GOLDMAN SACHS VIT CORE(sm) U.S. EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.90      $13.46
  Accumulation Unit Value, End of Period......................................................        $10.90      $13.46      $12.02
  Number of Units Outstanding, End of Period..................................................       -            -              317
GOLDMAN SACHS VIT GLOBAL INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00       $9.67       $9.92
  Accumulation Unit Value, End of Period......................................................         $9.67       $9.92      $10.70
  Number of Units Outstanding, End of Period..................................................       -            -              724
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.84      $14.25
  Accumulation Unit Value, End of Period......................................................        $10.84      $14.25      $12.24
  Number of Units Outstanding, End of Period..................................................       -            -              168
MFS EMERGING GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.95      $20.88
  Accumulation Unit Value, End of Period......................................................        $11.95      $20.88      $16.60
  Number of Units Outstanding, End of Period..................................................       -             1,059      58,025
MFS INVESTORS TRUST SERIES
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.81      $11.41
  Accumulation Unit Value, End of Period......................................................        $10.81      $11.41      $11.26
  Number of Units Outstanding, End of Period..................................................       -             6,295      15,337
MFS NEW DISCOVERY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.38      $19.52
  Accumulation Unit Value, End of Period......................................................        $11.38      $19.52      $18.92
  Number of Units Outstanding, End of Period..................................................       -               183       3,146
MFS RESEARCH SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $11.53
  Accumulation Unit Value, End of Period......................................................       -            $11.53      $10.85
  Number of Units Outstanding, End of Period..................................................       -            -           15,842

                                      A-3

                                                                                                For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.94      $15.09
  Accumulation Unit Value, End of Period......................................................        $10.94      $15.09      $13.17
  Number of Units Outstanding, End of Period..................................................       -            -              162
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.15       $9.87
  Accumulation Unit Value, End of Period......................................................        $10.15       $9.87      $10.49
  Number of Units Outstanding, End of Period..................................................       -            -           -
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.43      $10.73
  Accumulation Unit Value, End of Period......................................................        $10.43      $10.73      $11.83
  Number of Units Outstanding, End of Period..................................................       -            -              959
MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.96      $13.07
  Accumulation Unit Value, End of Period......................................................        $10.96      $13.07      $14.32
  Number of Units Outstanding, End of Period..................................................       -            -            5,400
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00       $9.95       $9.65
  Accumulation Unit Value, End of Period......................................................         $9.95       $9.65      $11.93
  Number of Units Outstanding, End of Period..................................................       -            -              233
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $13.73
  Accumulation Unit Value, End of Period......................................................       -            $13.73      $12.05
  Number of Units Outstanding, End of Period..................................................       -            -           24,920
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $12.11
  Accumulation Unit Value, End of Period......................................................       -            $12.11      $11.95
  Number of Units Outstanding, End of Period..................................................       -            -           53,426
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $13.11
  Accumulation Unit Value, End of Period......................................................       -            $13.11      $13.62
  Number of Units Outstanding, End of Period..................................................       -            -           60,421
OPPENHEIMER MAIN STREET GROWTH & INCOME SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $10.78
  Accumulation Unit Value, End of Period......................................................       -            $10.78       $9.72
  Number of Units Outstanding, End of Period..................................................       -            -          121,955
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $10.16
  Accumulation Unit Value, End of Period......................................................       -            $10.16      $10.31
  Number of Units Outstanding, End of Period..................................................       -            -           28,736


*        The Contracts were first offered on November 10, 1998. The Accumulation
         Unit Values in this table reflect a mortality and expense risk charge of 1.05% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998, except as described in the footnotes below.

(1)      Variable Sub-Accounts that commenced operations on November 1, 1999

                                      A-4

(2)      Variable Sub-Accounts that commenced operations on December 17, 1999.

(3)      Variable Sub-Accounts that commenced operations on May 1, 2000

(4)      Effective May 1, 2000, the Portfolios in which the Franklin Small Cap
         Investments (Class 2), Mutual Shares Investments (Class 2), and
         Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Franklin Small Cap (Class 2), Mutual Shares Securities (Class
         2), and the Templeton Growth Securities (Class 2) Portfolios.
         Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable
         Sub-Accounts named Franklin Small Cap (Class 2), Mutual Shares
         Securities (Class 2), and the Templeton Growth Securities (Class 2), respectively, with Accumulation Unit values starting at $10.00.


                                      A-5



                      ACCUMULATION UNIT VALUE AND NUMBER OF
                     ACCUMULATION UNITS OUTSTANDING FOR EACH
             VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED

                       WITH ENHANCED DEATH BENEFIT RIDER


                                                                                                 For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----


AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.73      $12.63
  Accumulation Unit Value, End of Period......................................................        $10.73      $12.63      $11.94
  Number of Units Outstanding, End of Period..................................................       -            16,023      98,137
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.22       $9.88
  Accumulation Unit Value, End of Period......................................................        $10.22       $9.88       $9.82
  Number of Units Outstanding, End of Period..................................................       -            -           -
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.38       $9.83
  Accumulation Unit Value, End of Period......................................................        $10.38       $9.83      $10.68
  Number of Units Outstanding, End of Period..................................................       -            -           -
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.82      $15.78
  Accumulation Unit Value, End of Period......................................................        $11.82      $15.78      $12.38
  Number of Units Outstanding, End of Period..................................................       -            14,400     102,325
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.36      $15.05
  Accumulation Unit Value, End of Period......................................................        $11.36      $15.05      $12.68
  Number of Units Outstanding, End of Period..................................................       -            16,349      92,631
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.68      $16.34
  Accumulation Unit Value, End of Period......................................................        $10.68      $16.34      $11.86
  Number of Units Outstanding, End of Period..................................................       -               606       4,960
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.52      $14.76
  Accumulation Unit Value, End of Period......................................................        $11.52      $14.76      $12.43
  Number of Units Outstanding, End of Period..................................................       -            35,445     212,348
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.78      $14.36
  Accumulation Unit Value, End of Period......................................................        $10.78      $14.36      $12.60
  Number of Units Outstanding, End of Period..................................................       -             1,093       1,147
DREYFUS STOCK INDEX SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.87      $12.94
  Accumulation Unit Value, End of Period......................................................        $10.87      $12.94      $11.58
  Number of Units Outstanding, End of Period..................................................       -             5,556      16,753
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.64      $12.43
  Accumulation Unit Value, End of Period......................................................        $10.64      $12.43      $11.80
  Number of Units Outstanding, End of Period..................................................       -            -           -

                                      A-6

                                                                                                For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.04      $10.38
  Accumulation Unit Value, End of Period......................................................        $10.04      $10.38      $10.86
  Number of Units Outstanding, End of Period..................................................       -            -            4,766
FIDELITY VIP II CONTRAFUND(R)SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.66      $14.29
  Accumulation Unit Value, End of Period......................................................        $11.66      $14.29      $13.16
  Number of Units Outstanding, End of Period..................................................       -            30,660     158,502
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.47      $10.99
  Accumulation Unit Value, End of Period......................................................        $10.47      $10.99      $11.76
  Number of Units Outstanding, End of Period..................................................       -            17,530      80,075
FIDELITY VIP GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.20      $15.19
  Accumulation Unit Value, End of Period......................................................        $11.20      $15.19      $13.33
  Number of Units Outstanding, End of Period..................................................           313      45,514     210,159
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.43      $11.13
  Accumulation Unit Value, End of Period......................................................        $10.43      $11.13       $8.51
  Number of Units Outstanding, End of Period..................................................       -             3,914      55,337
FRANKLIN SMALL CAP INVESTMENTS (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $12.67
  Accumulation Unit Value, End of Period (3,4)................................................       -            $12.67      $20.95
  Number of Units Outstanding, End of Period (3,4)............................................       -            -              158
FRANKLIN SMALL CAP (CLASS 2) SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            -           $10.00
  Accumulation Unit Value, End of Period......................................................       -            -           $12.16
  Number of Units Outstanding, End of Period..................................................       -            -           0
MUTUAL SHARES SECURITIES (CLASS 2) SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            -           $10.00
  Accumulation Unit Value, End of Period......................................................       -            -           $10.18
  Number of Units Outstanding, End of Period..................................................       -            -            4,988
MUTUAL SHARES INVESTMENTS (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            $10.00      $10.31
  Accumulation Unit Value, End of Period (3,4)................................................       -            -           $10.31
  Number of Units Outstanding, End of Period                                                         -            -           0
TEMPLETON DEVELOPING MARKETS EQUITY (CLASS 2) SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $12.16
  Accumulation Unit Value, End of Period......................................................       -            $12.16       $8.15
  Number of Units Outstanding, End of Period..................................................       -            -           -
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            $10.00      $11.36
  Accumulation Unit Value, End of Period......................................................       -            $11.36      $13.57
  Number of Units Outstanding, End of Period..................................................       -            -            6,599
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period................................................       -            -           $10.00
  Accumulation Unit Value, End of Period (3,4)................................................       -            -           $11.40
  Number of Units Outstanding, End of Period (3,4)............................................       -            -                0

                                      A-7

                                                                                                For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----
TEMPLETON INTERNATIONAL EQUITY (CLASS 2) SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $11.25
  Accumulation Unit Value, End of Period......................................................       -            $11.25      $10.84
  Number of Units Outstanding, End of Period..................................................       -            -            1,773
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.09      $13.95
  Accumulation Unit Value, End of Period......................................................        $11.09      $13.95      $12.67
  Number of Units Outstanding, End of Period..................................................       -            -           -
GOLDMAN SACHS VIT CORE(sm) SMALL CAP EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.60      $12.36
  Accumulation Unit Value, End of Period......................................................        $10.60      $12.36      $12.38
  Number of Units Outstanding, End of Period..................................................       -            -           -
GOLDMAN SACHS VIT CORE(sm) U.S. EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.89      $13.46
  Accumulation Unit Value, End of Period......................................................        $10.89      $13.46      $11.97
  Number of Units Outstanding, End of Period..................................................       -            -           -
GOLDMAN SACHS VIT GLOBAL INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00       $9.67       $9.90
  Accumulation Unit Value, End of Period......................................................         $9.67       $9.90      $14.28
  Number of Units Outstanding, End of Period..................................................       -            -           -
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.84      $14.22
  Accumulation Unit Value, End of Period......................................................        $10.84      $14.22      $12.18
  Number of Units Outstanding, End of Period..................................................       -            -              272
MFS EMERGING GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.95      $20.83
  Accumulation Unit Value, End of Period......................................................        $11.95      $20.83      $16.52
  Number of Units Outstanding, End of Period..................................................       -             3,068      78,095
MFS INVESTORS TRUST SERIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.81      $11.38
  Accumulation Unit Value, End of Period......................................................        $10.81      $11.38      $11.21
  Number of Units Outstanding, End of Period..................................................       -             3,323      23,834
MFS NEW DISCOVERY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.38      $19.47
  Accumulation Unit Value, End of Period......................................................        $11.38      $19.47      $18.83
  Number of Units Outstanding, End of Period..................................................       -             1,669       2,029
MFS RESEARCH SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $11.52
  Accumulation Unit Value, End of Period......................................................       -            $11.52      $10.82
  Number of Units Outstanding, End of Period..................................................       -            -           27,212
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.94      $15.05
  Accumulation Unit Value, End of Period......................................................        $10.94      $15.05      $13.11
  Number of Units Outstanding, End of Period..................................................       -             1,953       1,953
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.15       $9.85
  Accumulation Unit Value, End of Period......................................................        $10.15       $9.85      $10.80
  Number of Units Outstanding, End of Period..................................................       -             1,566       4,181

                                      A-8

                                                                                                For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.43      $10.71
  Accumulation Unit Value, End of Period......................................................        $10.43      $10.71      $11.78
  Number of Units Outstanding, End of Period..................................................       -            -              245
MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.96      $13.04
  Accumulation Unit Value, End of Period......................................................        $10.96      $13.04      $14.25
  Number of Units Outstanding, End of Period..................................................       -            -           -
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00       $9.95       $9.63
  Accumulation Unit Value, End of Period......................................................         $9.95       $9.63      $11.87
  Number of Units Outstanding, End of Period..................................................       -               903         903
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $13.72
  Accumulation Unit Value, End of Period......................................................       -            $13.72      $12.02
  Number of Units Outstanding, End of Period..................................................       -            -           33,424
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $12.11
  Accumulation Unit Value, End of Period......................................................       -            $12.11      $11.92
  Number of Units Outstanding, End of Period..................................................       -            -           25,674
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $13.10
  Accumulation Unit Value, End of Period......................................................       -            $13.10      $13.59
  Number of Units Outstanding, End of Period..................................................       -            -           32,776
OPPENHEIMER MAIN STREET GROWTH & INCOME SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $10.77
  Accumulation Unit Value, End of Period......................................................       -            $10.77       $9.70
  Number of Units Outstanding, End of Period..................................................       -            -          139,125
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $10.16
  Accumulation Unit Value, End of Period......................................................       -            $10.16      $10.29
  Number of Units Outstanding, End of Period..................................................       -            -           19,035


*        The Contracts were first offered on November 10, 1998. The Accumulation
         Unit Values in this table reflect a mortality and expense risk charge of 1.27% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.

(1)      Variable Sub-Accounts that commenced operations on November 1, 1999.

(2)      Variable Sub-Accounts commenced operations on December 17, 1999.

(3)      Variable Sub-Accounts that commenced operations on May 1, 2000

(4)      Effective May 1, 2000, the Portfolios in which the Franklin Small Cap
         Investments (Class 2), Mutual Shares Investments (Class 2), and
         Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Franklin Small Cap (Class 2), Mutual Shares Securities (Class
         2), and the Templeton Growth Securities (Class 2) Portfolios.
         Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable
         Sub-Accounts named Franklin Small Cap (Class 2), Mutual Shares
         Securities (Class 2), and the Templeton Growth Securities (Class 2), respectively, with Accumulation Unit values starting at $10.00.


                                      A-9



                      ACCUMULATION UNIT VALUE AND NUMBER OF
                     ACCUMULATION UNITS OUTSTANDING FOR EACH
             VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
            WITH ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
                (for Contracts issued before September 22, 2000)


                                                                                                 For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----


AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.73      $12.60
  Accumulation Unit Value, End of Period......................................................        $10.73      $12.60      $11.88
  Number of Units Outstanding, End of Period..................................................           405      43,121     101,781
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.21       $9.86
  Accumulation Unit Value, End of Period......................................................        $10.21       $9.86       $9.78
  Number of Units Outstanding, End of Period..................................................       -             1,484       1,484
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.38       $9.80
  Accumulation Unit Value, End of Period......................................................        $10.38       $9.80      $10.63
  Number of Units Outstanding, End of Period..................................................       -            -           -
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.82      $15.74
  Accumulation Unit Value, End of Period......................................................        $11.82      $15.74      $12.32
  Number of Units Outstanding, End of Period..................................................           386      21,246     108,292
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.36      $15.01
  Accumulation Unit Value, End of Period......................................................        $11.36      $15.01      $12.63
  Number of Units Outstanding, End of Period..................................................       -            11,459      66,400
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.68      $16.30
  Accumulation Unit Value, End of Period......................................................        $10.68      $16.30      $11.81
  Number of Units Outstanding, End of Period..................................................       -             2,943       3,483
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.51      $14.73
  Accumulation Unit Value, End of Period......................................................        $11.51      $14.73      $12.37
  Number of Units Outstanding, End of Period..................................................       -            34,288     159,570
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.78      $14.33
  Accumulation Unit Value, End of Period......................................................        $10.78      $14.33      $12.55
  Number of Units Outstanding, End of Period..................................................       -             5,493       7,121
DREYFUS STOCK INDEX SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.87      $12.90
  Accumulation Unit Value, End of Period......................................................        $10.87      $12.90      $11.52
  Number of Units Outstanding, End of Period..................................................           401      19,955      21,326
DREYFUS VIF GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.64      $12.40
  Accumulation Unit Value, End of Period......................................................        $10.64      $12.40      $11.75
  Number of Units Outstanding, End of Period..................................................       -             3,983       3,676

                                      A-10

                                                                                                For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.04      $10.36
  Accumulation Unit Value, End of Period......................................................        $10.04      $10.36      $10.81
  Number of Units Outstanding, End of Period..................................................       -               577         489
FIDELITY VIP II CONTRAFUND(R)SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.65      $14.26
  Accumulation Unit Value, End of Period......................................................        $11.65      $14.26      $13.10
  Number of Units Outstanding, End of Period..................................................           387      32,161     131,791
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.47      $10.96
  Accumulation Unit Value, End of Period......................................................        $10.47      $10.96      $11.70
  Number of Units Outstanding, End of Period..................................................       -            11,621      45,849
FIDELITY VIP GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.19      $15.15
  Accumulation Unit Value, End of Period......................................................        $11.19      $15.15      $13.27
  Number of Units Outstanding, End of Period..................................................       -            22,088     151,189
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.43      $11.10
  Accumulation Unit Value, End of Period......................................................        $10.43      $11.10       $8.47
  Number of Units Outstanding, End of Period                                                         -             3,667      31,190
FRANKLIN SMALL CAP INVESTMENTS (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $12.66
  Accumulation Unit Value, End of Period (3,4)................................................       -            $12.66      $12.15
  Number of Units Outstanding, End of Period (3,4)............................................       -            -           -
FRANKLIN SMALL CAP (CLASS 2) SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            -           $12.66
  Accumulation Unit Value, End of Period......................................................       -            -           $12.15
  Number of Units Outstanding, End of Period..................................................       -            -           -
MUTUAL SHARES SECURITIES (CLASS 2) SUB-ACCOUNT (3)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            -           $10.00
  Accumulation Unit Value, End of Period......................................................       -            -           $14.07
  Number of Units Outstanding, End of Period..................................................       -            -            4,992
MUTUAL SHARES INVESTMENTS (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            $10.00      $10.30
  Accumulation Unit Value, End of Period (3,4)................................................       -            -           $10.30
  Number of Units Outstanding, End of Period..................................................       -            -           -
TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2) SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $12.15
  Accumulation Unit Value, End of Period......................................................       -            $12.15       $8.13
  Number of Units Outstanding, End of Period..................................................       -            -           -
TEMPLETON INTERNATIONAL SECURITIES (CLASS 2) SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $11.25
  Accumulation Unit Value, End of Period......................................................       -            $11.25      $10.82
  Number of Units Outstanding, End of Period..................................................       -            -           -

                                      A-11

                                                                                                For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (3)
  Accumulation Unit Value, Beginning of Period (3,4)..........................................       -            -           $10.00
  Accumulation Unit Value, End of Period......................................................       -            -           $13.55
  Number of Units Outstanding, End of Period..................................................       -            -            9,457
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period................................................       -            -           $10.00
  Accumulation Unit Value, End of Period (3,4)................................................       -            -           $11.39
  Number of Units Outstanding, End of Period (3,4)............................................       -            -                0
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.09      $13.92
  Accumulation Unit Value, End of Period......................................................        $11.09      $13.92      $12.61
  Number of Units Outstanding, End of Period..................................................       -             2,449       4,173
GOLDMAN SACHS VIT CORE(sm) SMALL CAP EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.59      $12.30
  Accumulation Unit Value, End of Period......................................................        $10.59      $12.30      $12.32
  Number of Units Outstanding, End of Period..................................................       -            17,918      18,069
GOLDMAN SACHS VIT CORE(sm) U.S. EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.89      $13.39
  Accumulation Unit Value, End of Period......................................................        $10.89      $13.39      $11.91
  Number of Units Outstanding, End of Period..................................................           401      20,515      23,250
GOLDMAN SACHS VIT GLOBAL INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00       $9.66       $9.87
  Accumulation Unit Value, End of Period......................................................         $9.66       $9.87      $10.60
  Number of Units Outstanding, End of Period..................................................       -            -           -
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.84      $14.18
  Accumulation Unit Value, End of Period......................................................        $10.84      $14.18      $12.12
  Number of Units Outstanding, End of Period..................................................       -            -            1,812
MFS EMERGING GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.94      $20.78
  Accumulation Unit Value, End of Period......................................................        $11.94      $20.78      $16.44
  Number of Units Outstanding, End of Period..................................................           377      19,189      63,991
MFS INVESTORS TRUST SERIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.81      $11.35
  Accumulation Unit Value, End of Period......................................................        $10.81      $11.35      $11.16
  Number of Units Outstanding, End of Period..................................................       -             4,808      11,160
MFS NEW DISCOVERY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $11.38      $19.42
  Accumulation Unit Value, End of Period......................................................        $11.38      $19.42      $18.74
  Number of Units Outstanding, End of Period..................................................       -               707       1,509
MFS RESEARCH SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $11.52
  Accumulation Unit Value, End of Period......................................................       -            $11.52      $10.79
  Number of Units Outstanding, End of Period..................................................       -            -           60,709
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.94      $15.02
  Accumulation Unit Value, End of Period......................................................        $10.94      $15.02      $13.04
  Number of Units Outstanding, End of Period..................................................           406       7,464      11,011

                                      A-12

                                                                                                For the Years Beginning January 1*
                                                                                                       and Ended December 31,
                                                                                                    1998        1999        2000
                                                                                                    ----        ----        ----

MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.15       $9.82
  Accumulation Unit Value, End of Period......................................................        $10.15       $9.82      $10.75
  Number of Units Outstanding, End of Period..................................................       -            -           -
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.42      $10.69
  Accumulation Unit Value, End of Period......................................................        $10.42      $10.69      $11.72
  Number of Units Outstanding, End of Period..................................................       -               245         363
MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00      $10.96      $13.01
  Accumulation Unit Value, End of Period......................................................        $10.96      $13.01      $14.18
  Number of Units Outstanding, End of Period..................................................           408       1,788       4,089
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period................................................        $10.00       $9.95       $9.61
  Accumulation Unit Value, End of Period......................................................         $9.95       $9.61      $11.82
  Number of Units Outstanding, End of Period..................................................       -            17,465      16,697
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $13.72
  Accumulation Unit Value, End of Period......................................................       -            $13.72      $11.99
  Number of Units Outstanding, End of Period..................................................       -            -           38,398
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $12.10
  Accumulation Unit Value, End of Period......................................................       -            $12.10      $11.89
  Number of Units Outstanding, End of Period..................................................       -            -           35,976
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $13.10
  Accumulation Unit Value, End of Period......................................................       -            $13.10      $13.55
  Number of Units Outstanding, End of Period..................................................       -            -           33,241
OPPENHEIMER MAIN STREET GROWTH & INCOME SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $10.77
  Accumulation Unit Value, End of Period......................................................       -            $10.77       $9.67
  Number of Units Outstanding, End of Period..................................................       -            -          130,587
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period................................................       -            $10.00      $10.15
  Accumulation Unit Value, End of Period......................................................       -            $10.15      $10.26
  Number of Units Outstanding, End of Period..................................................       -            -           19,624


*        The Contracts were first offered on November 10, 1998. The Accumulation
         Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before November 10, 1998 except as described in the footnotes below.

(1)      Variable Sub-Accounts that commenced operations on November 1, 1999.

(2)      Variable Sub-Accounts that commenced operations on December 17, 1999.

(3)      Variable Sub-Accounts that commenced operations on May 1, 2000

(4)      Effective May 1, 2000, the Portfolios in which the Franklin Small Cap
         Investments (Class 2), Mutual Shares Investments (Class 2), and
         Templeton Stock Class (Class 2) Variable Sub-Accounts invested were merged into the Franklin Small Cap (Class 2), Mutual Shares Securities
         (Class 2), and the Templeton Growth Securities (Class 2) Portfolios.
         Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable
         Sub-Accounts named Franklin Small Cap (Class 2), Mutual Shares
         Securities (Class 2), and the Templeton Growth Securities (Class 2), respectively, with Accumulation Unit values starting at $10.00.


                                      A-13



                      ACCUMULATION UNIT VALUE AND NUMBER OF
                     ACCUMULATION UNITS OUTSTANDING FOR EACH
             VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
           WITH ENHANCED DEATHAND INCOME BENEFIT COMBINATION RIDER II
              (for Contracts issued on or after September 22, 2000)

                                                                                                              For the Period
                                                                                                            Beginning September 22
                                                                                                            and Ended December 31,
                                                                                                                        2000



AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.21
  Number of Units Outstanding, End of Period.............................................................                      4,545
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $7.80
  Number of Units Outstanding, End of Period.............................................................                     34,530
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                     $10.43
  Number of Units Outstanding, End of Period.............................................................             -
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $7.52
  Number of Units Outstanding, End of Period.............................................................                     32,771
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.06
  Number of Units Outstanding, End of Period.............................................................                     20,079
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.32
  Number of Units Outstanding, End of Period.............................................................             -
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.54
  Number of Units Outstanding, End of Period.............................................................                     22,904
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.42
  Number of Units Outstanding, End of Period.............................................................             -
DREYFUS GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.38
  Number of Units Outstanding, End of Period.............................................................             -
DREYFUS STOCK INDEX SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.83
  Number of Units Outstanding, End of Period.............................................................                        403

                                      A-14

                                                                                                                For the Period
                                                                                                            Beginning September 22
                                                                                                            and Ended December 31,
                                                                                                                        2000
DREYFUS VIF MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                     $10.17
  Number of Units Outstanding, End of Period.............................................................                      8,743
FIDELITY VIP CONTRAFUND(R)SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.23
  Number of Units Outstanding, End of Period.............................................................                     14,991
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                     $10.42
  Number of Units Outstanding, End of Period.............................................................                     17,198
FIDELITY VIP GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.37
  Number of Units Outstanding, End of Period.............................................................                     21,583
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.30
  Number of Units Outstanding, End of Period.............................................................                        102
FRANKLIN SMALL CAP (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                     $10.00
  Number of Units Outstanding, End of Period.............................................................             -
MUTUAL SHARES SECURITIES (CLASS 2) SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                     $10.45
  Number of Units Outstanding, End of Period.............................................................             -
TEMPLETON DEVELOPING MARKETS SECURITIES (CLASS 2) SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.17
  Number of Units Outstanding, End of Period.............................................................             -
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                     $10.00
  Number of Units Outstanding, End of Period.............................................................                      2,289
TEMPLETON INTERNATIONAL SECURITIES (CLASS 2) SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.60
  Number of Units Outstanding, End of Period.............................................................             -
GOLDMAN SACHS VIT CAPITAL GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.76
  Number of Units Outstanding, End of Period.............................................................                      1,593


                                      A-15

                                                                                                                For the Period
                                                                                                            Beginning September 22
                                                                                                            and Ended December 31,
                                                                                                                        2000
GOLDMAN SACHS VIT SMALL CAP EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.61
  Number of Units Outstanding, End of Period.............................................................             -
GOLDMAN SACHS VIT CORE(sm) U.S. EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.81
  Number of Units Outstanding, End of Period.............................................................                      1,916
GOLDMAN SACHS VIT GLOBAL INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                     $10.36
  Number of Units Outstanding, End of Period.............................................................             -
GOLDMAN SACHS VIT INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.09
  Number of Units Outstanding, End of Period.............................................................             -
MFS EMERGING GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.08
  Number of Units Outstanding, End of Period.............................................................                     11,866
MFS INVESTORS TRUST SERIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.64
  Number of Units Outstanding, End of Period.............................................................                        576
MFS NEW DISCOVERY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.55
  Number of Units Outstanding, End of Period.............................................................             -
MFS RESEARCH SUB-ACCOUNT(1)
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.61
  Number of Units Outstanding, End of Period.............................................................                     11,698
MORGAN STANLEY UIF EQUITY GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.06
  Number of Units Outstanding, End of Period.............................................................                      2,971
MORGAN STANLEY UIF FIXED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                     $10.49
  Number of Units Outstanding, End of Period.............................................................             -
MORGAN STANLEY UIF GLOBAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                     $10.50
  Number of Units Outstanding, End of Period.............................................................             -

                                      A-16

                                                                                                                For the Period
                                                                                                            Beginning September 22
                                                                                                            and Ended December 31,
                                                                                                                        2000
MORGAN STANLEY UIF MID CAP VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.92
  Number of Units Outstanding, End of Period.............................................................                      1,841
MORGAN STANLEY UIF VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                     $11.65
  Number of Units Outstanding, End of Period.............................................................             -
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $6.94
  Number of Units Outstanding, End of Period.............................................................                      8,000
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.92
  Number of Units Outstanding, End of Period.............................................................                     18,937
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.41
  Number of Units Outstanding, End of Period.............................................................                      2,457
OPPENHEIMER MAIN STREET GROWTH & INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $8.72
  Number of Units Outstanding, End of Period.............................................................                     33,469
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........................................................                     $10.00
  Accumulation Unit Value, End of Period.................................................................                      $9.88
  Number of Units Outstanding, End of Period.............................................................                        976


* Contracts with the Enhanced Death and Income Benefit Combination Rider II were first made available for all of the above Variable Sub-Accounts on September 22, 2000. The Accumulation Unit Value for each of these Variable
     Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of .10%. The additional .50% mortality and expense risk charge is applicable to Contract owners who selected the Enhanced Death and Income Benefit Combination Rider II.

     All of the Variable Sub-Accounts commenced operations on or before November
     10, 1998 except as described in the footnotes below.

(1)  Variable Sub-Accounts that commenced operations on November 1, 1999.

(2)  Variable Sub-Accounts that commenced operations on May 1, 2000.

Appendix B
Market Value Adjustment

         The Market Value Adjustment is based on the following:

    I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.
    N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.
    J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

         The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                       Examples of Market Value Adjustment

Purchase Payment:            $10,000 allocated to a Guarantee Period
Guarantee Period:            5 years
Interest Rate:               4.50%
Full Withdrawal:             End of Contract Year 3

     NOTE: These examples assume that premium taxes are not applicable.

                  Example 1: (Assumes declining interest rates)

Step 1: Calculate Contract Value at End of           $10,000.00 X (1.0450)3 = $11,411.66
Contract Year 3:
Step 2. Calculate the Free Withdrawal Amount:        .15 X ($10,000.00) = $1,500.00
Step 3: Calculate the Withdrawal Charge:             .05 X ($10,000 - $1,500) = $425.00
Step 4. Calculate the Market Value Adjustment:         I  =  4.50%
                                                       J  =  4.20%
                                                       N  =  730 days
                                                             --------  = 2
                                                             365 days
                                                     Market Value Adjustment Factor: .9 X (I - J) X N
                                                     = .9 X (.045 - .042) X 2 = .0054
                                                     Market Value Adjustment = Market Value Adjustment Factor
                                                     X Amount Subject to Market Value Adjustment:
                                                     = .0054 X ($11,411.66 - $1,500) = $53.52

Step 5. Calculate the amount received by Customers   $11,411.66 - $425.00 + $53.52 = $11,040.18
  as a result of full withdrawal at the end of
  Contract Year 3:

                                      B-1

                   Example 2: (Assumes rising interest rates)

Step 1. Calculate Contract Value at End of
Contract Year 3:                                     $10,000.00 X (1.045)3 = $11,411.66
Step 2. Calculate the Free Withdrawal Amount:        .15 X ($10,000.00) = $1,500.00
Step 3. Calculate the Withdrawal Charge:             .05 X ($10,000.00 - $1,500.00) = $425.00
Step 4. Calculate the Market Value Adjustment:         I  =  4.50%
                                                       J  =  4.80%
                                                       N  =  730 days
                                                             --------    =   2
                                                             365 days
                                                     Market Value Adjustment Factor: .9 X (I - J) X N
                                                     = .9 X (.045 - .048) X (2) = -.0054
                                                     Market Value Adjustment = Market Value Adjustment
                                                     Factor X Amount Subject to Market Value Adjustment:
                                                     = -.0054 X ($11,411.66 - $1,500) = -$53.52

Step 5: Calculate the amount received by Contract    $11,411.66 - $425.00 - $53.52 = $10,933.14
  Owner as a result of full withdrawal at the end
  of Contract Year 3:



Statement of Additional Information
Table of Contents

Description


Additions, Deletions or Substitutions of Investments

The Contract

        Purchases of Contracts

        Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)

Performance Information

        Standardized Total Returns

        Non-standardized Total Returns

        Adjusted Historical Total Returns

Calculation of Accumulation Unit Values

Calculation of Variable Income Payments

        Calculation of Annuity Unit Values

General Matters

        Incontestability

        Settlements

        Safekeeping of the Variable Account's Assets

        Premium Taxes

        Tax Reserves

Federal Tax Matters

Qualified Plans

Experts

Financial Statements







                                   -----------

         This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.

                 (This page has been left blank intentionally.)

GLG678-1

                     THE GLENBROOK PROVIDER VARIABLE ANNUITY

Glenbrook Life and Annuity Company          Statement of Additional Information
Multi-Manager Variable Account                                Dated May 1, 2001
Post Office Box 94092
Palatine, IL 60094-4039
1 (800) 755-5275

This Statement of Additional Information supplements the information in the prospectus for each of the two forms of Glenbrook Provider Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each of the two forms Glenbrook Provider Variable Annuity Contracts that we offer. For convenience, we sometimes refer to the second form of Contract that offers the Enhanced Death and Income Benefit Combination Rider as the Glenbrook Enhanced Provider Variable Annuity contract ("Enhanced Provider Contract").

Certain Variable Sub-Accounts offered with the Enhanced Provider Contract are not available under the Provider Contract. Also, the Enhanced Provider Contracts are offered through multiple sales channels that may offer different combinations of the Variable Sub-Accounts and optional riders. If you own an Enhanced Provider Contract, please refer to your prospectus for the Variable Sub-Accounts and optional riders available under your Contract.

                                TABLE OF CONTENTS

Description                                                                Page

Additions, Deletions or Substitutions of Investments
The Contract
                   Purchases of Contracts
                   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Performance Information
                  Standardized Total Returns
                  Non-standardized Total Returns
                  Adjusted historical Total Returns
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
                  Calculation of Annuity Unit Values
General Matters
                   Incontestability
                   Settlements
                   Safekeeping of the Variable Account's Assets
                   Premium Taxes
                   Tax Reserves
Federal Tax Matters
Qualified Plans
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. No performance information is shown for the Provider Contract which we are no longer marketing. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

   T       =        average annual total return

   ERV     =        ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of 1, 5, or 10 year periods or shorter period

   n       =        number of years in the period

   1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $47,490. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under each form of Contract for the periods ended December 31, 2000 are set out below. No standardized total returns are shown for the Dreyfus VIF Money Market Variable Sub-Account.

The Enhanced Provider Contracts were first offered to the public on November 10, 1998. Accordingly, performance figures for certain Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Enhanced Provider Contracts, as well as the withdrawal and contract maintenance charges described above.

The standardized performance figures for the Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), Templeton Global Income Securities (Class
2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts (collectively, "new Variable Sub-Accounts") reflect the performance of predecessor Variable Sub-Accounts for the period from the date of inception of the predecessor Sub-Account to May 1, 2000 (date the predecessor Sub-Accounts, for administrative convenience, merged into the new Variable Sub-Accounts).

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

                           Enhanced Provider Contracts

(Without the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider or the Enhanced Death or Income Benefit Combination Rider II)

                             Average Annual Returns

                                                                                               Ten Years or
Variable Sub-Account                                                One Year       5 Years      Inception*
AIM V.I. Balanced                                                 -10.46%          N/A           6.95%
AIM V.I. Capital Appreciation                                     -17.10%          N/A          15.24%
AIM V.I. Diversified Income                                        -5.63%          N/A          -2.27%
AIM V.I. Global Utilities                                          -8.57%          N/A          12.67%
AIM V.I. Government Securities                                      3.70%          N/A           2.66%
AIM V.I. Growth and Income                                        -20.70%          N/A          12.30%
AIM V.I. Growth                                                   -26.57%          N/A          11.53%
AIM V.I. High Yield                                               -25.10%          N/A          -6.91%
AIM V.I. International Equity                                     -32.42%          N/A           7.46%
AIM V.I. Value                                                    -20.79%          N/A          12.17%
The Dreyfus Socially Responsible Growth, Inc.: Initial Shares     -17.22%          N/A          12.71%
Dreyfus Stock Index : Initial Shares                              -15.49%          N/A          10.24%
Dreyfus VIF - Growth & Income: Initial Shares                     -10.05%          N/A           6.92%
Dreyfus VIF - Money Market                                         -0.35%          N/A           3.04%
Dreyfus VIF - Small Company Stock: Initial Shares                   2.12%          N/A           4.84%
Federated Prime Money II                                           -0.37%          N/A           0.93%
Fidelity VIP Contrafund                                           -12.86%          N/A          11.87%
Fidelity VIP Equity-Income                                          2.01%          N/A           4.84%
Fidelity VIP Growth                                               -17.17%          N/A          12.00%
Fidelity VIP High Income                                          -28.53%          N/A          -9.37%
Fidelity VIP Index 500                                              N/A            N/A         -11.91%
Fidelity VIP Overseas                                               N/A            N/A         -22.54%
Franklin Small Cap - Class 2                                        N/A            N/A         -31.03%
Mutual Shares Securities - Class 2                                  N/A            N/A           7.10%
Templeton Developing Markets Securities - Class 2                 -37.99%          N/A         -19.86%
Templeton Global Income Securities - Class 2                        N/A            N/A           1.34%
Templeton Growth Securities - Class 2                               N/A            N/A          -0.64%
Templeton International Securities - Class 2                       -8.66%          N/A           3.70%
Goldman Sachs CORE Large Cap Growth                               -28.53%          N/A           5.30%
Goldman Sachs VIT CORESM Small Cap Equity                          -4.58%          N/A           8.85%
Goldman Sachs VIT CORESM U.S. Equity                              -15.82%          N/A           7.09%
Goldman Sachs VIT Global Income                                     2.64%          N/A           1.19%
Goldman Sachs VIT Growth and Income                               -10.94%          N/A          -2.80%
Goldman Sachs VIT International Equity                            -19.35%          N/A           8.00%
MFS Emerging Growth                                               -25.69%          N/A          21.51%
MFS Investors Trust                                                -6.46%          N/A           8.46%
MFS New Discovery                                                  -8.28%          N/A          33.23%
MFS Research                                                      -11.11%          N/A           3.52%
Morgan Stanley UIF Equity Growth                                  -17.92%          N/A          11.92%
Morgan Stanley UIF Fixed Income                                     4.65%          N/A           1.86%
Morgan Stanley UIF Global Equity                                    5.02%          N/A           6.25%
Morgan Stanley UIF International Magnum                           -18.60%          N/A           3.15%
Morgan Stanley UIF Mid Cap Value                                    4.32%          N/A          16.52%
Morgan Stanley UIF U.S. Real Estate                                22.62%          N/A           9.84%
Morgan Stanley UIF Value                                           18.36%          N/A           6.66%
Neuberger Berman AMT Guardian                                      -5.19%          N/A           8.20%
Neuberger Berman AMT Mid-Cap Growth                               -13.69%          N/A          26.16%
Neuberger Berman AMT Partners                                      -5.62%          N/A           2.07%
Oppenheimer Aggressive Growth/VA                                  -17.42%          N/A          13.73%
Oppenheimer Capital Appreciation/VA                                -6.54%          N/A          12.91%
Oppenheimer Global Securities/VA                                   -1.28%          N/A          26.89%
Oppenheimer Main Street Growth & Income/VA                        -14.99%          N/A          -6.19%
Oppenheimer Multiple Strategies/VA                                  N/A            N/A           0.73%
Oppenheimer Strategic Bond/VA                                      -3.71%          N/A          -1.08%
STI Capital Appreciation                                           -3.27%          N/A           3.12%
STI Growth and Income                                               N/A            N/A           3.10%
STI International Equity                                            N/A            N/A          -7.68%
STI Investment Grade Bond                                           N/A            N/A           0.52%
STI Mid-Cap Equity                                                  N/A            N/A         -12.60%
STI Quality Growth Stock                                            N/A            N/A         -10.09%
STI Small Cap Value Equity                                          N/A            N/A          15.45%
STI Value Income Stock                                             4.01%           N/A          -0.94%

*The Variable Sub-Accounts (or its predecessor) commenced operations on the following dates:


                                                                               Sub Account
                                                                              Inception Date

AIM V.I. Balanced                                                            11/9/98
AIM V.I. Capital Appreciation                                                1/26/98
AIM V.I. Diversified Income                                                  1/26/98
AIM V.I. Global Utilities                                                    1/26/98
AIM V.I. Government Securities                                               1/26/98
AIM V.I. Growth and Income                                                   1/26/98
AIM V.I. Growth                                                              1/26/98
AIM V.I. High Yield                                                          11/9/98
AIM V.I. International Equity                                                1/26/98
AIM V.I. Value                                                               1/26/98
The Dreyfus Socially Responsible Growth, Inc.: Initial Shares                6/17/97
Dreyfus Stock Index: Initial Shares                                          1/26/98
Dreyfus VIF - Growth & Income: Initial Shares                                6/17/97
Dreyfus VIF - Money Market                                                   6/17/97
Dreyfus VIF - Small Company Stock: Initial Shares                            6/17/97
Federated Prime Money II                                                     11/1/99
Fidelity VIP Contrafund                                                      6/17/97
Fidelity VIP Equity-Income                                                   1/26/98
Fidelity VIP Growth                                                          6/17/97
Fidelity VIP High Income                                                     6/17/97
Fidelity VIP Index 500                                                       1/24/00
Fidelity VIP Overseas                                                        1/24/00
Franklin Small Cap - Class 2                                                  5/1/00 (12/17/99)
Mutual Shares Securities - Class 2                                            5/1/00 (12/17/99)
Templeton Developing Markets Securities - Class 2                            11/1/99
Templeton Global Income Securities - Class 2                                  5/1/00 (12/17/99)
Templeton Growth Securities - Class 2                                         5/1/00 (12/17/99)
Templeton International Securities - Class 2                                 11/1/99
Goldman Sachs CORE Large Cap Growth                                          11/9/98
Goldman Sachs VIT CORESM Small Cap Equity                                    11/9/98
Goldman Sachs VIT CORESM U.S. Equity                                         11/9/98
Goldman Sachs VIT Global Income                                              11/9/98
Goldman Sachs VIT Growth and Income                                          11/9/98
Goldman Sachs VIT International Equity                                       11/9/98
MFS Emerging Growth                                                          6/17/97
MFS Investors Trust                                                          11/9/98
MFS New Discovery                                                            11/9/98
MFS Research                                                                 11/1/99
Morgan Stanley UIF Equity Growth                                             11/9/98
Morgan Stanley UIF Fixed Income                                              11/9/98
Morgan Stanley UIF Global Equity                                             11/9/98
Morgan Stanley UIF International Magnum                                      11/9/98
Morgan Stanley UIF Mid Cap Value                                             11/9/98
Morgan Stanley UIF U.S. Real Estate                                          11/9/98
Morgan Stanley UIF Value                                                     11/9/98
Neuberger Berman AMT Guardian                                                11/9/98
Neuberger Berman AMT Mid-Cap Growth                                          11/9/98
Neuberger Berman AMT Partners                                                11/9/98
Oppenheimer Aggressive Growth/VA                                             11/1/99
Oppenheimer Capital Appreciation/VA                                          11/1/99
Oppenheimer Global Securities/VA                                             11/1/99
Oppenheimer Main Street Growth & Income/VA                                   11/1/99
Oppenheimer Multiple Strategies/VA                                           1/24/00
Oppenheimer Strategic Bond/VA                                                11/1/99
STI Capital Appreciation                                                     11/1/99
STI Growth and Income                                                        1/24/00
STI International Equity                                                     1/24/00
STI Investment Grade Bond                                                    1/24/00
STI Mid-Cap Equity                                                           1/24/00
STI Quality Growth Stock                                                     1/24/00
STI Small Cap Value Equity                                                   1/24/00
STI Value Income Stock                                                       11/1/99

(With the Enhanced Death Benefit Rider)

                             Average Annual Returns

                                                                                                     Ten Years or
Variable Sub-Account                                                    One Year        5 Year       Inception*
AIM V.I. Balanced                                                     -10.67%          N/A            6.71%
AIM V.I. Capital Appreciation                                         -17.29%          N/A           14.98%
AIM V.I. Diversified Income                                            -5.85%          N/A           -2.50%
AIM V.I. Global Utilities                                              -8.78%          N/A           12.42%
AIM V.I. Government Securities                                          3.46%          N/A            2.43%
AIM V.I. Growth and Income                                            -20.89%          N/A           12.04%
AIM V.I. Growth                                                       -26.74%          N/A           11.27%
AIM V.I. High Yield                                                   -25.28%          N/A           -7.12%
AIM V.I. International Equity                                         -32.57%          N/A            7.22%
AIM V.I. Value                                                        -17.41%          N/A           12.28%
Dreyfus Stock Index: Initial Shares                                   -15.68%          N/A            9.99%
Dreyfus VIF - Growth & Income: Initial Shares                         -10.26%          N/A            6.47%
Dreyfus VIF - Money Market                                             -0.57%          N/A            2.58%
Dreyfus VIF - Small Company Stock: Initial Shares                       1.88%          N/A            4.39%
Federated Prime Money II                                               -0.60%          N/A           -0.03%
Fidelity VIP Contrafund                                               -13.06%          N/A           11.43%
Fidelity VIP Equity-Income                                              1.78%          N/A            4.60%
Fidelity VIP Growth                                                   -17.36%          N/A           11.57%
Fidelity VIP High Income                                              -28.70%          N/A           -9.90%
Fidelity VIP Index 500                                                  N/A            N/A          -12.12%
Fidelity VIP Overseas                                                   N/A            N/A            7.74%
Franklin Small Cap - Class 2                                            N/A            N/A          -31.20%
Mutual Shares Securities - Class 2                                      N/A            N/A            6.86%
Templeton Developing Markets Securities - Class 2                     -38.14%          N/A          -20.80%
Templeton Global Income Securities - Class 2                            N/A            N/A            4.55%
Templeton Growth Securities - Class 2                                   N/A            N/A           -0.87%
Templeton International Securities - Class 2                           -8.87%          N/A            2.74%
Goldman Sachs VIT Capital Growth                                      -14.39%          N/A            9.84%
Goldman Sachs VIT CORESM Small Cap Equity                              -4.80%          N/A            8.61%
Goldman Sachs VIT CORESM U.S. Equity                                  -16.01%          N/A            6.85%
Goldman Sachs VIT Global Income                                         2.40%          N/A            0.96%
Goldman Sachs VIT Growth and Income                                   -11.15%          N/A           -3.03%
Goldman Sachs VIT International Equity                                -19.54%          N/A            7.75%
MFS Emerging Growth                                                   -25.87%          N/A           21.10%
MFS Investors Trust                                                    -6.67%          N/A            8.02%
MFS New Discovery                                                      -8.49%          N/A           32.93%
MFS Research                                                          -11.31%          N/A            2.55%
Morgan Stanley UIF Equity Growth                                      -18.11%          N/A           11.66%
Morgan Stanley UIF Fixed Income                                         4.41%          N/A            1.62%
Morgan Stanley UIF Global Equity                                        4.77%          N/A            6.01%
Morgan Stanley UIF International Magnum                               -18.79%          N/A            2.91%
Morgan Stanley UIF Mid Cap Value                                        4.08%          N/A           16.26%
Morgan Stanley UIF U.S. Real Estate                                    22.35%          N/A            9.59%
Morgan Stanley UIF Value                                               18.09%          N/A            6.42%
Neuberger Berman AMT Guardian                                          -5.41%          N/A            7.95%
Neuberger Berman AMT Mid-Cap Growth                                   -13.89%          N/A           25.87%
Neuberger Berman AMT Partners                                          -5.83%          N/A            1.84%
Oppenheimer Aggressive Growth/VA                                      -17.62%          N/A           12.76%
Oppenheimer Capital Appreciation/VA                                    -6.75%          N/A           11.93%
Oppenheimer Global Securities/VA                                       -1.51%          N/A           25.89%
Oppenheimer Main Street Growth & Income/VA                            -15.18%          N/A           -7.15%
Oppenheimer Multiple Strategies/VA                                      N/A            N/A           10.18%
Oppenheimer Strategic Bond/VA                                          -3.93%          N/A           -2.04%
STI Capital Appreciation                                               -3.50%          N/A            2.15%
STI Growth and Income                                                   N/A            N/A            2.86%
STI International Equity                                                N/A            N/A           -7.89%
STI Investment Grade Bond                                               N/A            N/A            0.29%
STI Mid-Cap Equity                                                      N/A            N/A          -12.80%
STI Quality Growth Stock                                                N/A            N/A          -10.30%
STI Small Cap Value Equity                                              N/A            N/A           15.18%
STI Value Income Stock                                                  3.77%          N/A           -1.90%


*The inception dates of the Variable Sub-Accounts appear in the first table above.

(With the Enhanced Death and Income Benefit Combination Rider for Contracts issued before September 22, 2000)

                             Average Annual Returns

                                                                                                       Ten Years or
Variable Sub-Account                                                      One Year        5 Year       Inception*
AIM V.I. Balanced                                                       -10.88%          N/A            6.47%
AIM V.I. Capital Appreciation                                           -17.48%          N/A           14.72%
AIM V.I. Diversified Income                                              -6.06%          N/A           -2.72%
AIM V.I. Global Utilities                                                -8.99%          N/A           12.17%
AIM V.I. Government Securities                                            3.22%          N/A            2.19%
AIM V.I. Growth and Income                                              -21.07%          N/A           11.79%
AIM V.I. Growth                                                         -26.91%          N/A           11.02%
AIM V.I. High Yield                                                     -25.45%          N/A           -7.34%
AIM V.I. International Equity                                           -32.73%          N/A            6.97%
AIM V.I. Value                                                          -21.16%          N/A           11.66%
The Dreyfus Socially Responsible Growth, Inc.: Initial Shares           -17.60%          N/A           12.03%
Dreyfus Stock Index: Initial Shares                                     -15.88%          N/A            9.74%
Dreyfus VIF - Growth & Income: Initial Shares                           -10.46%          N/A            6.23%
Dreyfus VIF - Money Market                                               -0.80%          N/A            2.35%
Dreyfus VIF - Small Company Stock: Initial Shares                         1.65%          N/A            4.15%
Federated Prime Money II                                                 -0.83%          N/A           -0.26%
Fidelity VIP Contrafund                                                 -13.26%          N/A           11.18%
Fidelity VIP Equity-Income                                                1.55%          N/A           14.52%
Fidelity VIP Growth                                                     -17.55%          N/A           16.44%
Fidelity VIP High Income                                                -28.87%          N/A            6.80%
Fidelity VIP Index 500                                                    N/A            N/A          -12.31%
Fidelity VIP Overseas                                                     N/A            N/A            7.48%
Franklin Small Cap - Class 2                                              N/A            N/A          -29.32%
Mutual Shares Securities - Class 2                                        N/A            N/A            8.21%
Templeton Developing Markets Securities - Class 2                       -38.28%          N/A          -20.99%
Templeton Global Income Securities - Class 2                              N/A            N/A            3.57%
Templeton Growth Securities - Class 2                                     N/A            N/A           -1.10%
Templeton International Securities - Class 2                             -9.08%          N/A            2.50%
Goldman Sachs VIT Capital Growth                                        -14.59%          N/A            9.59%
Goldman Sachs VIT CORESM Small Cap Equity                                -5.02%          N/A            8.36%
Goldman Sachs VIT CORESM U.S. Equity                                    -16.21%          N/A            6.60%
Goldman Sachs VIT Global Income                                           2.17%          N/A            0.73%
Goldman Sachs VIT Growth and Income                                     -11.36%          N/A           -3.25%
Goldman Sachs VIT International Equity                                  -19.72%          N/A            7.51%
MFS Emerging Growth                                                     -26.04%          N/A           20.82%
MFS Investors Trust                                                      -6.89%          N/A            7.78%
MFS New Discovery                                                        -8.70%          N/A           32.63%
MFS Research                                                            -11.52%          N/A            2.32%
Morgan Stanley UIF Equity Growth                                        -18.31%          N/A           12.67%
Morgan Stanley UIF Fixed Income                                           4.17%          N/A            3.70%
Morgan Stanley UIF Global Equity                                          4.53%          N/A            5.77%
Morgan Stanley UIF International Magnum                                 -18.98%          N/A            2.68%
Morgan Stanley UIF Mid Cap Value                                          3.84%          N/A           15.91%
Morgan Stanley UIF U.S. Real Estate                                      22.07%          N/A            9.34%
Morgan Stanley UIF Value                                                 17.82%          N/A            3.70%
Neuberger Berman AMT Guardian                                            -5.63%          N/A            7.70%
Neuberger Berman AMT Mid-Cap Growth                                     -14.09%          N/A           25.59%
Neuberger Berman AMT Partners                                            -6.05%          N/A            1.60%
Oppenheimer Aggressive Growth/VA                                        -17.81%          N/A           12.50%
Oppenheimer Capital Appreciation/VA                                      -3.79%          N/A           17.88%
Oppenheimer Global Securities/VA                                         -1.73%          N/A           25.61%
Oppenheimer Main Street Growth & Income/VA                              -15.38%          N/A           -7.36%
Oppenheimer Multiple Strategies/VA                                        N/A            N/A            9.93%
Oppenheimer Strategic Bond/VA                                            -4.15%          N/A           -2.27%
STI Capital Appreciation                                                 -3.72%          N/A            1.92%
STI Growth and Income                                                     N/A            N/A            2.62%
STI International Equity                                                  N/A            N/A           -8.10%
STI Investment Grade Bond                                                 N/A            N/A            0.06%
STI Mid-Cap Equity                                                        N/A            N/A          -13.00%
STI Quality Growth Stock                                                  N/A            N/A          -10.50%
STI Small Cap Value Equity                                                N/A            N/A           14.92%
STI Value Income Stock                                                    3.53%          N/A           -2.12%


*The inception dates of the Variable Sub-Accounts appear in the table above.

(With the Enhanced Death and Income Benefit Combination Rider II for Contracts issued on or after September 22, 2000)

                             Average Annual Returns

                                                                                                      Ten Years or
Variable Sub-Account                                                      One Year        5 Year       Inception*
AIM V.I. Balanced                                                       -10.97%          N/A            6.42%
AIM V.I. Capital Appreciation                                           -17.53%          N/A           13.47%
AIM V.I. Diversified Income                                              -6.12%          N/A           -5.09%
AIM V.I. Government Securities                                            3.16%          N/A            2.13%
AIM V.I. Growth and Income                                              -21.12%          N/A           11.14%
AIM V.I. Growth                                                         -26.96%          N/A            8.24%
AIM V.I. High Yield                                                     -25.50%          N/A           -9.41%
AIM V.I. International Equity                                           -32.78%          N/A            6.59%
AIM V.I. Value                                                          -21.21%          N/A            9.66%
The Dreyfus Socially Responsible Growth, Inc.: Initial Shares           -17.66%          N/A           10.77%
Dreyfus Stock Index: Initial Shares                                     -15.93%          N/A            9.67%
Dreyfus VIF - Growth & Income: Initial Shares                           -10.52%          N/A            6.09%
Dreyfus VIF - Money Market                                               -0.90%          N/A            2.26%
Federated Prime Money II                                                 -0.95%          N/A           -0.38%
Fidelity VIP Contrafund                                                 -13.32%          N/A           13.04%
Fidelity VIP Equity-Income                                                1.48%          N/A           15.55%
Fidelity VIP Growth                                                     -17.60%          N/A           18.02%
Fidelity VIP High Income                                                -28.91%          N/A            8.02%
Fidelity VIP Index 500                                                    N/A            N/A          -12.37%
Fidelity VIP Overseas                                                     N/A            N/A            7.43%
Franklin Small Cap - Class 2                                              N/A            N/A          -29.30%
Mutual Shares Securities - Class 2                                        N/A            N/A            8.27%
Templeton Developing Markets Securities - Class 2                       -38.32%          N/A          -21.04%
Templeton Global Income Securities - Class 2                              N/A            N/A            2.83%
Templeton Growth Securities - Class 2                                     N/A            N/A           -1.16%
Templeton International Securities - Class 2                             -9.14%          N/A            2.44%
Goldman Sachs VIT CORESM U.S. Equity                                    -16.26%          N/A            6.30%
Goldman Sachs VIT Global Income                                           2.10%          N/A           -1.65%
Goldman Sachs VIT Growth and Income                                     -11.41%          N/A           -3.75%
Goldman Sachs VIT International Equity                                  -19.77%          N/A            7.02%
MFS Emerging Growth                                                     -27.76%          N/A           19.75%
MFS Investors Trust                                                      -6.95%          N/A            7.71%
MFS New Discovery                                                        -8.76%          N/A           32.55%
MFS Research                                                            -11.57%          N/A            2.25%
Morgan Stanley UIF Equity Growth                                        -18.36%          N/A           14.56%
Morgan Stanley UIF Fixed Income                                           4.10%          N/A            3.61%
Morgan Stanley UIF Global Equity                                          4.51%          N/A            5.73%
Morgan Stanley UIF Mid Cap Value                                          3.79%          N/A           15.79%
Morgan Stanley UIF Value                                                 17.75%          N/A            3.63%
Oppenheimer Aggressive Growth/VA                                        -17.86%          N/A           12.43%
Oppenheimer Capital Appreciation/VA                                      -7.03%          N/A           11.61%
Oppenheimer Global Securities/VA                                         -1.80%          N/A           25.53%
Oppenheimer Main Street Growth & Income/VA                              -15.43%          N/A           -7.42%
Oppenheimer Multiple Strategies/VA                                        N/A            N/A            9.87%
Oppenheimer Strategic Bond/VA                                            -4.21%          N/A           -2.33%
STI Capital Appreciation                                                 -3.78%          N/A            1.84%
STI Growth and Income                                                     N/A            N/A            2.55%
STI International Equity                                                  N/A            N/A           -8.10%
STI Investment Grade Bond                                                 N/A            N/A           -0.01%
STI Mid-Cap Equity                                                        N/A            N/A          -13.03%
STI Quality Growth Stock                                                  N/A            N/A          -10.55%
STI Small Cap Value Equity                                                N/A            N/A           14.85%
STI Value Income Stock                                                    3.47%          N/A           -2.17%

*The inception dates of the Variable Sub-Accounts appear in the table above.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; "'n' most recent Calendar Years"; and "Inception (commencement of the Sub-account's operation) to date" (day of the advertisement).

The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No non-standardized total returns are shown for the Dreyfus VIF Money Market Variable Sub-Account.

The non-standardized performance figures for the Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), Templeton Global Income Securities (Class
2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts (i.e., the new Variable Sub-Accounts) reflect the performance of predecessor Variable Sub-Accounts for the period from December 17, 1999 date of inception to May 1, 2000 (date the predecessor Sub-Accounts, for administrative convenience, merged into the new Variable Sub-Accounts).

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

                           Enhanced Provider Contracts

(Without the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or the Enhanced Death and Income Benefit Combination Rider
II)


                             Average Annual Returns

                                                                                                         Ten Years or
Variable Sub-Account                                                          1 Year         5 Year       Inception*
AIM V.I. Balanced                                                           -5.29%          N/A            8.87%
AIM V.I. Capital Appreciation                                              -11.92%          N/A           16.39%
AIM V.I. Diversified Income                                                 -0.45%          N/A           -0.70%
AIM V.I. Global Utilities                                                   -3.39%          N/A           13.88%
AIM V.I. Government Securities                                               8.87%          N/A            4.10%
AIM V.I. Growth and Income                                                 -15.53%          N/A           13.51%
AIM V.I. Growth                                                            -21.39%          N/A           12.75%
AIM V.I. High Yield                                                        -19.93%          N/A           -4.68%
AIM V.I. International Equity                                              -27.24%          N/A            8.77%
AIM V.I. Value                                                             -15.62%          N/A           13.38%
The Dreyfus Socially Responsible Growth, Inc.: Initial Shares              -12.04%          N/A           13.48%
Dreyfus Stock Index: Initial Shares                                        -10.31%          N/A           11.49%
Dreyfus VIF - Growth & Income: Initial Shares                               -4.88%          N/A            7.79%
Dreyfus VIF - Money Market                                                   4.83%          N/A            4.00%
Dreyfus VIF - Small Company Stock: Initial Shares                            7.29%          N/A            5.76%
Federated Prime Money II                                                     4.80%          N/A            4.70%
Fidelity VIP Contrafund                                                     -7.69%          N/A           12.65%
Fidelity VIP Equity-Income                                                   7.19%          N/A            6.22%
Fidelity VIP Growth                                                        -11.99%          N/A           12.79%
Fidelity VIP High Income                                                   -23.36%          N/A           -8.07%
Fidelity VIP Index 500                                                       N/A            N/A           -6.39%
Fidelity VIP Overseas                                                        N/A            N/A          -17.07%
Franklin Small Cap - Class 2                                                 N/A            N/A          -24.03%
Mutual Shares Securities - Class 2                                           N/A            N/A           15.19%
Templeton Developing Markets Securities - Class 2                          -32.82%          N/A          -15.95%
Templeton Global Income Securities - Class 2                                 N/A            N/A            9.18%
Templeton Growth Securities - Class 2                                        N/A            N/A            7.25%
Templeton International Securities - Class 2                                -3.49%          N/A            7.46%
Goldman Sachs CORE Large Cap Growth                                        -23.36%          N/A            7.24%
Goldman Sachs VIT CORESM Small Cap Equity                                    0.59%          N/A           10.74%
Goldman Sachs VIT CORESM U.S. Equity                                       -10.65%          N/A            9.00%
Goldman Sachs VIT Global Income                                              7.81%          N/A            3.23%
Goldman Sachs VIT Growth and Income                                         -5.77%          N/A           -0.67%
Goldman Sachs VIT International Equity                                     -14.17%          N/A            9.90%
MFS Emerging Growth                                                        -20.52%          N/A           22.16%
MFS Investors Trust                                                         -1.28%          N/A            9.31%
MFS New Discovery                                                           -3.10%          N/A           34.73%
MFS Research                                                                -5.93%          N/A            7.27%
Morgan Stanley UIF Equity Growth                                           -12.75%          N/A           13.74%
Morgan Stanley UIF Fixed Income                                              9.82%          N/A            3.88%
Morgan Stanley UIF Global Equity                                            10.19%          N/A            8.19%
Morgan Stanley UIF International Magnum                                    -13.43%          N/A            5.14%
Morgan Stanley UIF Mid Cap Value                                             9.49%          N/A           18.27%
Morgan Stanley UIF U.S. Real Estate                                         27.80%          N/A           11.71%
Morgan Stanley UIF Value                                                    23.53%          N/A            8.59%
Neuberger Berman AMT Guardian                                               -0.02%          N/A           10.09%
Neuberger Berman AMT Mid-Cap Growth                                         -8.51%          N/A           27.75%
Neuberger Berman AMT Partners                                               -0.44%          N/A            4.09%
Oppenheimer Aggressive Growth/VA                                           -12.25%          N/A           17.42%
Oppenheimer Capital Appreciation/VA                                         -1.37%          N/A           16.61%
Oppenheimer Global Securities/VA                                             3.89%          N/A           30.52%
Oppenheimer Main Street Growth & Income/VA                                  -9.81%          N/A           -2.38%
Oppenheimer Multiple Strategies/VA                                           N/A            N/A            6.30%
Oppenheimer Strategic Bond/VA                                                1.47%          N/A            2.70%
STI Capital Appreciation                                                     1.90%          N/A            6.87%
STI Growth and Income                                                        N/A            N/A            8.67%
STI International Equity                                                     N/A            N/A           -2.14%
STI Investment Grade Bond                                                    N/A            N/A            6.09%
STI Mid-Cap Equity                                                           N/A            N/A           -7.08%
STI Quality Growth Stock                                                     N/A            N/A           -4.56%
STI Small Cap Value Equity                                                   N/A            N/A           21.07%
STI Value Income Stock                                                       9.18%          N/A            2.85%


*The inception dates of the Variable Sub-Accounts appear in the table under "Standardized Total Returns."

(With the Enhanced Death Benefit Rider)

                             Average Annual Returns


                                                                                                    Ten Years or
Variable Sub-Account                                                     1 Year         5 Year       Inception*
AIM V.I. Balanced                                                      -5.50%          N/A            8.63%
AIM V.I. Capital Appreciation                                         -12.12%          N/A           16.14%
AIM V.I. Diversified Income                                            -0.67%          N/A           -0.92%
AIM V.I. Global Utilities                                              -3.61%          N/A           13.63%
AIM V.I. Government Securities                                          8.63%          N/A            3.87%
AIM V.I. Growth and Income                                            -15.71%          N/A           13.26%
AIM V.I. Growth                                                       -21.57%          N/A           12.50%
AIM V.I. High Yield                                                   -20.10%          N/A           -4.89%
AIM V.I. International Equity                                         -27.40%          N/A            8.53%
AIM V.I. Value                                                        -15.80%          N/A           13.13%
The Dreyfus Socially Responsible Growth, Inc.: Initial Shares         -12.24%          N/A           13.23%
Dreyfus Stock Index: Initial Shares                                   -10.51%          N/A           11.25%
Dreyfus VIF - Growth & Income: Initial Shares                          -5.08%          N/A            7.56%
Dreyfus VIF - Money Market                                              4.60%          N/A            3.77%
Dreyfus VIF - Small Company Stock: Initial Shares                       7.06%          N/A            5.53%
Federated Prime Money II                                                4.57%          N/A            4.47%
Fidelity VIP Contrafund                                                -7.89%          N/A           12.41%
Fidelity VIP Equity-Income                                              6.95%          N/A            5.99%
Fidelity VIP Growth                                                   -12.19%          N/A           12.54%
Fidelity VIP High Income                                              -23.52%          N/A           -8.28%
Fidelity VIP Index 500                                                  N/A            N/A           15.38%
Fidelity VIP Overseas                                                   N/A            N/A            7.79%
Franklin Small Cap - Class 2                                            N/A            N/A          -24.20%
Mutual Shares Securities - Class 2                                      N/A            N/A           14.94%
Templeton Developing Markets Securities - Class 2                     -32.96%          N/A          -16.13%
Templeton Global Income Securities - Class 2                            N/A            N/A            4.61%
Templeton Growth Securities - Class 2                                   N/A            N/A            7.02%
Templeton International Securities - Class 2                           -3.70%          N/A            7.22%
Goldman Sachs VIT Capital Growth                                       -9.22%          N/A           11.70%
Goldman Sachs VIT CORESM Small Cap Equity                               0.37%          N/A           10.49%
Goldman Sachs VIT CORESM U.S. Equity                                  -10.84%          N/A            8.76%
Goldman Sachs VIT Global Income                                         7.58%          N/A            3.01%
Goldman Sachs VIT Growth and Income                                    -5.98%          N/A           -0.89%
Goldman Sachs VIT International Equity                                -14.36%          N/A            9.65%
MFS Emerging Growth                                                   -20.69%          N/A           21.89%
MFS Investors Trust                                                    -1.50%          N/A            9.07%
MFS New Discovery                                                      -3.31%          N/A           34.44%
MFS Research                                                           -6.14%          N/A            7.03%
Morgan Stanley UIF Equity Growth                                      -12.94%          N/A           13.49%
Morgan Stanley UIF Fixed Income                                         9.58%          N/A            3.66%
Morgan Stanley UIF Global Equity                                        9.95%          N/A            7.95%
Morgan Stanley UIF International Magnum                               -13.62%          N/A            4.91%
Morgan Stanley UIF Mid Cap Value                                        9.25%          N/A           18.01%
Morgan Stanley UIF U.S. Real Estate                                    27.52%          N/A           11.47%
Morgan Stanley UIF Value                                               23.26%          N/A            8.36%
Neuberger Berman AMT Guardian                                          -0.24%          N/A            9.85%
Neuberger Berman AMT Mid-Cap Growth                                    -8.71%          N/A           27.47%
Neuberger Berman AMT Partners                                          -0.66%          N/A            3.86%
Oppenheimer Aggressive Growth/VA                                      -12.44%          N/A           17.16%
Oppenheimer Capital Appreciation/VA                                    -1.58%          N/A           16.36%
Oppenheimer Global Securities/VA                                        3.67%          N/A           30.24%
Oppenheimer Main Street Growth & Income/VA                            -10.01%          N/A           -2.59%
Oppenheimer Multiple Strategies/VA                                      N/A            N/A           10.22%
Oppenheimer Strategic Bond/VA                                           1.24%          N/A            2.48%
STI Capital Appreciation                                                1.68%          N/A            6.64%
STI Growth and Income                                                   N/A            N/A            7.82%
STI International Equity                                                N/A            N/A            6.68%
STI Investment Grade Bond                                               N/A            N/A            4.00%
STI Mid-Cap Equity                                                      N/A            N/A            9.58%
STI Quality Growth Stock                                                N/A            N/A           -4.31%
STI Small Cap Value Equity                                              N/A            N/A           -2.83%
STI Value Income Stock                                                  8.94%          N/A            2.62%

*The inception dates of the Variable Sub-Accounts appear in the first table under "Standardized Total Returns."

(With the Enhanced Death and Income Benefit Combination Rider (for Contracts issued before September 22, 2000))

                             Average Annual Returns

                                                                                                      Ten Years or
Variable Sub-Account                                                       1 Year         5 Year       Inception*
AIM V.I. Balanced                                                        -5.70%          N/A           8.39%
AIM V.I. Capital Appreciation                                           -12.31%          N/A           15.88%
AIM V.I. Diversified Income                                              -0.89%          N/A           -1.14%
AIM V.I. Global Utilities                                                -3.82%          N/A           13.38%
AIM V.I. Government Securities                                            8.40%          N/A            3.64%
AIM V.I. Growth and Income                                              -15.90%          N/A           13.01%
AIM V.I. Growth                                                         -21.74%          N/A           12.25%
AIM V.I. High Yield                                                     -20.28%          N/A           -5.09%
AIM V.I. International Equity                                           -27.56%          N/A            8.30%
AIM V.I. Value                                                          -15.99%          N/A           12.88%
The Dreyfus Socially Responsible Growth, Inc.: Initial Shares           -12.43%          N/A           12.98%
Dreyfus Stock Index: Initial Shares                                     -10.70%          N/A           11.01%
Dreyfus VIF - Growth & Income: Initial Shares                            -5.29%          N/A            7.32%
Dreyfus VIF - Money Market                                                4.37%          N/A            3.55%
Dreyfus VIF - Small Company Stock: Initial Shares                         6.82%          N/A            5.30%
Federated Prime Money II                                                  4.35%          N/A            4.24%
Fidelity VIP Contrafund                                                  -8.09%          N/A           12.16%
Fidelity VIP Equity-Income                                                6.72%          N/A            5.76%
Fidelity VIP Growth                                                     -12.38%          N/A           12.29%
Fidelity VIP High Income                                                -23.69%          N/A           -8.48%
Fidelity VIP Index 500                                                    N/A            N/A           15.13%
Fidelity VIP Overseas                                                     N/A            N/A            7.53%
Franklin Small Cap - Class 2                                              N/A            N/A          -22.33%
Mutual Shares Securities - Class 2                                        N/A            N/A           16.22%
Templeton Developing Markets Securities - Class 2                       -33.11%          N/A          -16.32%
Templeton Global Income Securities - Class 2                              N/A            N/A            3.63%
Templeton Growth Securities - Class 2                                    -3.91%          N/A            6.99%
Templeton International Securities - Class 2                              N/A            N/A            7.79%
Goldman Sachs VIT Capital Growth                                         -9.42%          N/A           11.46%
Goldman Sachs VIT CORESM Small Cap Equity                                 0.15%          N/A           10.25%
Goldman Sachs VIT CORESM U.S. Equity                                    -11.04%          N/A            8.52%
Goldman Sachs VIT Global Income                                           7.34%          N/A            2.78%
Goldman Sachs VIT Growth and Income                                      -6.18%          N/A           -1.11%
Goldman Sachs VIT International Equity                                  -14.55%          N/A            9.41%
MFS Emerging Growth                                                     -20.87%          N/A           21.62%
MFS Investors Trust                                                      -1.71%          N/A            8.83%
MFS New Discovery                                                        -3.53%          N/A           34.14%
MFS Research                                                             -6.34%          N/A            6.80%
Morgan Stanley UIF Equity Growth                                        -13.13%          N/A           13.62%
Morgan Stanley UIF Fixed Income                                           9.34%          N/A            4.86%
Morgan Stanley UIF Global Equity                                          9.71%          N/A            7.72%
Morgan Stanley UIF International Magnum                                 -13.81%          N/A            4.68%
Morgan Stanley UIF Mid Cap Value                                          9.02%          N/A           16.79%
Morgan Stanley UIF U.S. Real Estate                                      27.24%          N/A           11.22%
Morgan Stanley UIF Value                                                 22.99%          N/A            4.86%
Neuberger Berman AMT Guardian                                            -0.46%          N/A            9.61%
Neuberger Berman AMT Mid-Cap Growth                                      -8.91%          N/A           27.19%
Neuberger Berman AMT Partners                                            -0.88%          N/A            3.63%
Oppenheimer Aggressive Growth/VA                                        -12.63%          N/A           16.91%
Oppenheimer Capital Appreciation/VA                                       1.38%          N/A           22.27%
Oppenheimer Global Securities/VA                                          3.44%          N/A           29.95%
Oppenheimer Main Street Growth & Income/VA                              -10.21%          N/A           -2.81%
Oppenheimer Multiple Strategies/VA                                        N/A            N/A            9.98%
Oppenheimer Strategic Bond/VA                                             1.02%          N/A            2.25%
STI Capital Appreciation                                                  1.45%          N/A            6.41%
STI Growth and Income                                                     N/A            N/A            7.58%
STI International Equity                                                  N/A            N/A            6.44%
STI Investment Grade Bond                                                 N/A            N/A            3.78%
STI Mid-Cap Equity                                                        N/A            N/A            9.34%
STI Quality Growth Stock                                                  N/A            N/A           -4.52%
STI Small Cap Value Equity                                                N/A            N/A           -3.05%
STI Value Income Stock                                                    8.70%          N/A            2.40%


*The inception dates of the Variable Sub-Accounts appear in the first table under "Standardized Total Returns."

(With the Enhanced Death and Income Benefit Combination Rider II (for Contracts issued on or after September 22, 2000))

                             Average Annual Returns

                                                                                                                Ten Years or
Variable Sub-Account                                                                 1 Year         5 Year       Inception*
AIM V.I. Balanced                                                                  -5.79%          N/A            8.35%
AIM V.I. Capital Appreciation                                                     -12.36%          N/A           14.66%
AIM V.I. Diversified Income                                                        -0.95%          N/A           -3.43%
AIM V.I. Government Securities                                                      8.33%          N/A            3.58%
AIM V.I. Growth and Income                                                        -15.95%          N/A           12.38%
AIM V.I. Growth                                                                   -21.78%          N/A            9.53%
AIM V.I. High Yield                                                               -20.33%          N/A           -7.11%
AIM V.I. International Equity                                                     -27.60%          N/A            7.92%
AIM V.I. Value                                                                    -16.04%          N/A           10.93%
The Dreyfus Socially Responsible Growth, Inc.: Initial Shares                     -12.48%          N/A           11.75%
Dreyfus Stock Index: Initial Shares                                               -10.76%          N/A           10.94%
Dreyfus VIF - Growth & Income: Initial Shares                                      -5.35%          N/A            7.18%
Dreyfus VIF - Money Market                                                          4.27%          N/A            3.46%
Federated Prime Money II                                                            4.23%          N/A            4.13%
Fidelity VIP Contrafund                                                            -8.14%          N/A           13.97%
Fidelity VIP Equity-Income                                                          6.66%          N/A            8.04%
Fidelity VIP Growth                                                               -12.43%          N/A           16.85%
Fidelity VIP High Income                                                          -23.74%          N/A           -5.39%
Fidelity VIP Index 500                                                              N/A            N/A           15.06%
Fidelity VIP Overseas                                                               N/A            N/A            7.49%
Franklin Small Cap - Class 2                                                        N/A            N/A          -22.31%
Mutual Shares Securities - Class 2                                                  N/A            N/A           16.28%
Templeton Developing Markets Securities - Class 2                                 -33.15%          N/A          -16.36%
Templeton Global Income Securities - Class 2                                        N/A            N/A            2.89%
Templeton Growth Securities - Class 2                                               N/A            N/A            7.72%
Templeton International Securities - Class 2                                       -3.96%          N/A            6.93%
Goldman Sachs VIT CORESM U.S. Equity                                              -11.09%          N/A            8.22%
Goldman Sachs VIT Global Income                                                     7.28%          N/A            0.46%
Goldman Sachs VIT Growth and Income                                                -6.24%          N/A           -1.60%
Goldman Sachs VIT International Equity                                            -14.60%          N/A            8.93%
MFS Emerging Growth                                                               -22.58%          N/A           20.56%
MFS Investors Trust                                                                -1.77%          N/A            8.76%
MFS New Discovery                                                                  -3.58%          N/A           34.06%
MFS Research                                                                       -6.40%          N/A            6.73%
Morgan Stanley UIF Equity Growth                                                  -13.18%          N/A           15.46%
Morgan Stanley UIF Fixed Income                                                     9.28%          N/A            4.77%
Morgan Stanley UIF Global Equity                                                    9.68%          N/A            7.68%
Morgan Stanley UIF Mid Cap Value                                                    8.96%          N/A           16.68%
Morgan Stanley UIF Value                                                           22.92%          N/A            4.79%
Oppenheimer Aggressive Growth/VA                                                  -12.69%          N/A           16.84%
Oppenheimer Capital Appreciation/VA                                                -1.85%          N/A           16.03%
Oppenheimer Global Securities/VA                                                    3.38%          N/A           29.88%
Oppenheimer Main Street Growth & Income/VA                                        -10.26%          N/A           -2.87%
Oppenheimer Multiple Strategies/VA                                                  N/A            N/A            9.92%
Oppenheimer Strategic Bond/VA                                                       0.96%          N/A            2.19%
STI Capital Appreciation                                                            1.39%          N/A            6.33%
STI Growth and Income                                                               N/A            N/A            7.61%
STI International Equity                                                            N/A            N/A            6.39%
STI Investment Grade Bond                                                           N/A            N/A            3.72%
STI Mid-Cap Equity                                                                  N/A            N/A            9.28%
STI Quality Growth Stock                                                            N/A            N/A           -4.66%
STI Small Cap Value Equity                                                          N/A            N/A           -3.11%
STI Value Income Stock                                                              8.64%          N/A            2.35%


*The inception dates of the Variable Sub-Accounts appear in the first table under "Standardized Total Returns."

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract and the contract maintenance charge, but not the withdrawal charge.

The adjusted  historical  performance  figures for the Franklin Small Cap (Class
2), Mutual Shares Securities (Class 2), Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Franklin Small Cap (Class 2), Mutual Shares Securities (Class 2), Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below.

                           Enhanced Provider Contracts

The inception dates of the Portfolios are as follows:

-------------------------------------------------------------------- ----------------------------------------
FUND                                                                 PORTFOLIO INCEPTION DATE
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Balanced Fund                                                 5/1/98
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Capital Appreciation Fund                                     5/5/93
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Diversified Income Fund                                       5/5/93
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Global Utilities Fund                                         5/2/94
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Government Securities Fund                                    5/5/93
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Growth Fund                                                   5/5/93
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Growth and Income Fund                                        5/2/94
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. High Yield                                                    5/1/98
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. International Equity Fund                                     5/5/93
-------------------------------------------------------------------- ----------------------------------------
AIM V.I. Value Fund                                                    5/5/93
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                    10/7/93
-------------------------------------------------------------------- ----------------------------------------
Dreyfus Stock Index Fund                                              9/29/89
-------------------------------------------------------------------- ----------------------------------------
Dreyfus VIF Growth & Income Portfolio                                  5/2/94
-------------------------------------------------------------------- ----------------------------------------
Dreyfus VIF Money Market Portfolio                                    8/31/90
-------------------------------------------------------------------- ----------------------------------------
Dreyfus VIF Small Company Stock Portfolio                              5/1/96
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Federated Prime Money Fund II                                        11/21/94
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                   1/3/95
-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10/9/86
-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP Growth Portfolio                                         10/9/86
-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP High Income Portfolio                                    9/19/85
-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP Index 500 Portfolio                                      8/27/92
-------------------------------------------------------------------- ----------------------------------------
Fidelity VIP Overseas Portfolio                                       1/28/97
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Franklin Small Cap Fund - Class 2                                     11/1/95
-------------------------------------------------------------------- ----------------------------------------
Mutual Shares Securities Fund - Class 2                               11/8/96
-------------------------------------------------------------------- ----------------------------------------
Templeton Global Income Securities Fund - Class 2                     1/24/89

-------------------------------------------------------------------- ----------------------------------------
Templeton Developing Markets Securities Fund - Class 2                 3/4/96
-------------------------------------------------------------------- ----------------------------------------
Templeton International Securities Fund - Class 2                      5/1/92
-------------------------------------------------------------------- ----------------------------------------
Templeton Growth Securities Fund - Class 2                            3/15/94
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT Capital Growth Fund                                 4/30/98
-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT CORESM Small Cap Equity Fund                        2/13/98
-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT CORESM U.S. Equity Fund                             2/13/98
-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT Global Income Fund                                  1/12/98
-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT Growth and Income Fund                              1/12/98
-------------------------------------------------------------------- ----------------------------------------
Goldman Sachs VIT International Equity Fund                           1/12/98
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
MFS Emerging Growth Series                                            7/24/95
-------------------------------------------------------------------- ----------------------------------------
MFS Growth with Income Series                                         10/9/95
-------------------------------------------------------------------- ----------------------------------------
MFS New Discovery Series                                               5/1/98
-------------------------------------------------------------------- ----------------------------------------
MFS Research Series                                                   7/26/95
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF Equity Growth Portfolio                             1/2/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF Fixed Income Portfolio                              1/2/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF Global Equity Portfolio                             1/2/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF International Magnum Portfolio                      1/2/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF Mid Cap Value Portfolio                             1/2/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF U.S. Real Estate Portfolio                          3/3/97
-------------------------------------------------------------------- ----------------------------------------
Morgan Stanley UIF Value Portfolio                                     1/2/97
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Neuberger Berman AMT Guardian                                         11/3/97
-------------------------------------------------------------------- ----------------------------------------
Neuberger Berman AMT Mid-Cap Growth                                   11/3/97
-------------------------------------------------------------------- ----------------------------------------
Neuberger Berman AMT Partners                                         3/22/94
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Aggressive Growth Fund/VA                                 8/15/86
-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Capital Appreciation Fund/VA                               4/3/85
-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Global Securities Fund/VA                                11/12/90
-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Main Street Growth and Income Fund/VA                      7/5/95
-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Multiple Strategies Fund/VA                                2/9/87
-------------------------------------------------------------------- ----------------------------------------
Oppenheimer Strategic Bond Fund/VA                                     5/3/93
-------------------------------------------------------------------- ----------------------------------------

-------------------------------------------------------------------- ----------------------------------------
STI Capital Appreciation Fund                                         10/2/95
-------------------------------------------------------------------- ----------------------------------------
STI Growth and Income Fund                                           12/31/99
-------------------------------------------------------------------- ----------------------------------------
STI International Equity Fund                                         11/7/96
-------------------------------------------------------------------- ----------------------------------------
STI Investment Grade Bond Fund                                        10/2/95
-------------------------------------------------------------------- ----------------------------------------
STI Mid-Cap Equity Fund                                               10/2/95
-------------------------------------------------------------------- ----------------------------------------
STI Quality Growth Stock Fund                                        12/31/99
-------------------------------------------------------------------- ----------------------------------------
STI Small Cap Value Equity Fund                                      10/21/97
-------------------------------------------------------------------- ----------------------------------------
STI Value Income Stock Fund                                           10/2/95
-------------------------------------------------------------------- ----------------------------------------

                          Enhanced Provider Contracts

(Without the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider or Enhanced Death and Income Benefit Rider II)

                             Average Annual Returns

                                                                                                     Ten Years or
Variable Sub-Account                                                         One Year     5 Year      Inception*
AIM V.I. Balanced Fund                                                       -10.46%        N/A          7.35%
AIM V.I. Capital Appreciation                                                -17.10%      13.78%        16.00%
AIM V.I. Diversified Income Fund                                              -5.63%       2.57%         3.97%
AIM V.I. Global Utilities Fund                                                -8.57%      14.01%        13.72%
AIM V.I. Government Securities Fund                                            3.70%       3.60%         4.09%
AIM V.I. Growth and Income Fund                                              -20.70%      15.50%        16.28%
AIM V.I. Growth Fund                                                         -26.57%      14.98%        14.76%
AIM V.I. High Yield Fund                                                     -25.10%        N/A         -9.93%
AIM V.I. International Equity Fund                                           -32.42%       9.41%        10.30%
AIM V.I. Value Fund                                                          -20.79%      14.19%        15.95%
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares           -17.22%      16.67%        17.08%
Dreyfus Stock Index Fund: Initial Shares                                     -15.49%      16.31%        15.61%
Dreyfus VIF - Growth & Income Portfolio: Initial Shares                      -10.05%      11.84%        15.79%
Dreyfus VIF - Money Market Portfolio                                          -0.35%       3.48%         3.64%
Dreyfus VIF - Small Company Stock Portfolio: Initial Shares                    2.12%        N/A          7.26%
Federated Prime Money Fund II                                                 -0.37%       3.32%         3.78%
Fidelity VIP Contrafund Portfolio                                            -12.86%      14.76%        18.66%
Fidelity VIP Equity-Income Portfolio                                           2.01%       9.98%        15.02%
Fidelity VIP Growth Portfolio                                                -17.17%      14.27%        16.95%
Fidelity VIP High Income Portfolio                                           -28.53%      -2.67%         7.27%
Fidelity VIP Index 500 Portfolio                                             -14.66%      16.48%        15.59%
Fidelity VIP Overseas Portfolio                                              -24.35%       8.99%         7.97%
Franklin Small Cap Fund - Class 2                                            -20.91%      18.53%        18.62%
Mutual Shares Securities Fund - Class 2                                        6.79%        N/A          9.68%
Templeton Developing Markets Securities Fund - Class 2                       -37.99%        N/A        -13.76%
Templeton Global Income Securities Fund - Class 2                              2.06%       3.40%         4.78%
Templeton Growth Securities Fund - Class 2                                    -0.43%      11.29%        10.51%
Templeton International Securities Fund - Class 2                             -8.66%      12.04%        11.74%
Goldman Sachs VIT Capital Growth Fund                                        -14.20%        N/A          8.47%
Goldman Sachs VIT CORESM Small Cap Equity Fund                                -4.58%        N/A          0.12%
Goldman Sachs VIT CORESM U.S. Equity Fund                                    -15.82%        N/A          6.58%
Goldman Sachs VIT Global Income Fund                                           2.64%        N/A          2.77%
Goldman Sachs VIT Growth and Income Fund                                     -10.94%        N/A         -0.69%
Goldman Sachs VIT International Equity Fund                                  -19.35%        N/A          8.79%
MFS Emerging Growth Series                                                   -25.69%      20.46%        22.35%
MFS Investors Trust Series                                                    -6.46%      14.38%        15.35%
MFS New Discovery Series                                                      -8.28%        N/A         20.35%
MFS Research Series                                                          -11.11%      14.79%        15.84%
Morgan Stanley UIF Equity Growth Portfolio                                   -17.92%        N/A         16.33%
Morgan Stanley UIF Fixed Income Portfolio                                      4.65%        N/A          4.70%
Morgan Stanley UIF Global Equity Portfolio                                     5.02%        N/A         10.18%
Morgan Stanley UIF International Magnum Portfolio                            -18.60%        N/A          4.40%
Morgan Stanley UIF Mid Cap Value Portfolio                                     4.32%        N/A         19.54%
Morgan Stanley UIF U.S. Real Estate Portfolio                                 22.62%        N/A          5.89%
Morgan Stanley UIF Value Portfolio                                            18.36%        N/A          7.81%
Neuberger Berman AMT Guardian Portfolio                                       -5.19%        N/A         14.09%
Neuberger Berman AMT Mid-Cap Growth Portfolio                                -13.69%        N/A         28.48%
Neuberger Berman AMT Partners Portfolio                                       -5.62%      12.22%        13.49%
Oppenheimer Aggressive Growth Fund/VA                                        -17.42%      18.03%        19.79%
Oppenheimer Capital Appreciation Fund/VA                                      -6.54%      21.00%        18.05%
Oppenheimer Global Securities Fund/VA                                         -1.28%      20.65%        14.39%
Oppenheimer Main Street Growth & Income Fund/VA                              -14.99%      13.66%        17.25%
Oppenheimer Multiple Strategies Fund/VA                                        0.91%       9.99%        10.42%
Oppenheimer Strategic Bond Fund/VA                                            -3.71%       4.05%         5.21%
STI Capital Appreciation Fund                                                 -3.27%      17.87%        18.67%
STI Growth and Income Fund                                                     3.71%        N/A          2.87%
STI International Equity Fund                                                 -8.86%        N/A          6.51%
STI Investment Grade Bond Fund                                                 0.69%       3.54%         4.02%
STI Mid-Cap Equity Fund                                                       -8.38%       9.52%         9.64%
STI Quality Growth Stock Fund                                                 -8.41%        N/A         -9.29%
STI Small Cap Value Equity Fund                                               10.77%        N/A         -3.58%
STI Value Income Stock Fund                                                    4.01%      10.39%        11.64%

*The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

(With the Enhanced Death Benefit Rider)*

                             Average Annual Returns

                                                                                                    Ten Years or
Variable Sub-Account                                                       One Year      5 Year     Inception**
AIM V.I. Balanced Fund                                                      -10.67%       N/A           7.11%
AIM V.I. Capital Appreciation                                               -17.29%      13.52%        15.74%
AIM V.I. Diversified Income Fund                                             -5.85%       2.33%         3.74%
AIM V.I. Global Utilities Fund                                               -8.78%      13.76%        13.47%
AIM V.I. Government Securities Fund                                           3.46%       3.37%         3.87%
AIM V.I. Growth and Income Fund                                             -20.89%      15.24%        16.02%
AIM V.I. Growth Fund                                                        -26.74%      14.73%        14.51%
AIM V.I. High Yield Fund                                                    -25.28%       N/A         -10.14%
AIM V.I. International Equity Fund                                          -32.57%       9.17%        10.06%
AIM V.I. Value Fund                                                         -20.98%      13.94%        15.70%
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares          -17.41%      16.41%        16.82%
Dreyfus Stock Index Fund: Initial Shares                                    -15.68%      16.05%        15.35%
Dreyfus VIF - Growth & Income Portfolio: Initial Shares                     -10.26%      11.59%        15.54%
Dreyfus VIF - Money Market Portfolio                                         -0.57%       3.24%         3.50%
Dreyfus VIF - Small Company Stock Portfolio: Initial Shares                   1.88%        N/A          6.88%
Federated Prime Money Fund II                                                -0.60%       3.09%         3.55%
Fidelity VIP Contrafund Portfolio                                           -13.06%      14.50%        18.21%
Fidelity VIP Equity-Income Portfolio                                          1.78%       9.73%        14.77%
Fidelity VIP Growth Portfolio                                               -17.36%      14.02%        16.69%
Fidelity VIP High Income Portfolio                                          -28.70%      -2.89%         7.04%
Fidelity VIP Index 500 Portfolio                                            -14.85%      16.22%        15.33%
Fidelity VIP Overseas Portfolio                                             -24.52%       8.75%         7.74%
Franklin Small Cap Fund - Class 2                                           -21.03%      18.50%        18.35%
Mutual Shares Securities Fund - Class 2                                       6.62%       N/A           9.48%
Templeton Developing Markets Securities Fund - Class 2                      -38.14%       N/A         -14.28%
Templeton Global Income Securities Fund - Class 2                             1.90%       3.17%         4.55%
Templeton Growth Securities Fund - Class 2                                   -0.58%      11.25%        10.48%
Templeton International Securities Fund - Class 2                            -8.87%      11.79%        11.49%
Goldman Sachs VIT Capital Growth Fund                                       -14.39%       N/A           8.22%
Goldman Sachs VIT CORESM Small Cap Equity Fund                               -4.80%       N/A          -0.11%
Goldman Sachs VIT CORESM U.S. Equity Fund                                   -16.01%       N/A           6.34%
Goldman Sachs VIT Global Income Fund                                          2.40%       N/A           2.54%
Goldman Sachs VIT Growth and Income Fund                                    -11.15%       N/A          -0.92%
Goldman Sachs VIT International Equity Fund                                 -19.54%       N/A           8.55%
MFS Emerging Growth Series                                                  -25.87%      20.19%        21.88%
MFS Investors Trust Series                                                   -6.67%      14.12%        14.83%
MFS New Discovery Series                                                     -8.49%       N/A          20.07%
MFS Research Series                                                         -11.31%      14.53%        15.33%
Morgan Stanley UIF Equity Growth Portfolio                                  -18.11%       N/A          15.94%
Morgan Stanley UIF Fixed Income Portfolio                                     4.41%       N/A           4.27%
Morgan Stanley UIF Global Equity Portfolio                                    4.77%       N/A           9.77%
Morgan Stanley UIF International Magnum Portfolio                           -18.79%       N/A           3.98%
Morgan Stanley UIF Mid Cap Value Portfolio                                    4.08%       N/A          19.15%
Morgan Stanley UIF U.S. Real Estate Portfolio                                22.35%       N/A           5.46%
Morgan Stanley UIF Value Portfolio                                           18.09%       N/A           7.40%
Neuberger Berman AMT Guardian Portfolio                                      -5.41%       N/A          13.63%
Neuberger Berman AMT Mid-Cap Growth Portfolio                               -13.89%       N/A          28.04%
Neuberger Berman AMT Partners Portfolio                                      -5.83%      11.97%        13.24%
Oppenheimer Aggressive Growth Fund/VA                                       -17.62%      17.76%        19.53%
Oppenheimer Capital Appreciation Fund/VA                                     -6.75%      20.73%        17.79%
Oppenheimer Global Securities Fund/VA                                        -1.51%      20.38%        13.96%
Oppenheimer Main Street Growth & Income Fund/VA                             -15.18%      13.41%        16.77%
Oppenheimer Multiple Strategies Fund/VA                                       0.68%       9.74%        10.18%
Oppenheimer Strategic Bond Fund/VA                                           -3.93%       3.82%         4.98%
STI Capital Appreciation Fund                                                -3.50%      17.61%        18.17%
STI Growth and Income Fund                                                    3.47%       N/A           2.63%
STI International Equity Fund                                                -9.07%       N/A           6.27%
STI Investment Grade Bond Fund                                                0.46%       3.31%         3.79%
STI Mid-Cap Equity Fund                                                      -8.59%       9.27%         9.40%
STI Quality Growth Stock Fund                                                -8.62%       N/A          -9.50%
STI Small Cap Value Equity Fund                                              10.51%       N/A          -3.80%
STI Value Income Stock Fund                                                   3.77%      10.15%        11.08%

*Performance figures have been adjusted to reflect the current charge for the Enhanced Death Benefit Rider as if that feature had been available throughout the periods shown.

**The inception dates of the portfolio appear in the first table under "Adjusted Historical Total Returns."

(With the Enhanced Death and Income Benefit Combination Rider for Contracts issued before September 22, 2000)*

                             Average Annual Returns

                                                                                               Ten Years or
Variable Sub-Account                                                   One Year     5 Year      Inception**
AIM V.I. Balanced Fund                                                 -10.88%        N/A          6.87%
AIM V.I. Capital Appreciation                                          -17.48%      13.27%        15.49%
AIM V.I. Diversified Income Fund                                        -6.06%       2.10%         3.51%
AIM V.I. Global Utilities Fund                                          -8.99%      13.50%        13.22%
AIM V.I. Government Securities Fund                                      3.22%       3.13%         3.64%
AIM V.I. Growth and Income Fund                                        -21.07%      14.98%        15.77%
AIM V.I. Growth Fund                                                   -26.91%      14.47%        14.26%
AIM V.I. High Yield Fund                                               -25.45%        N/A        -10.35%
AIM V.I. International Equity Fund                                     -32.73%       8.92%         9.81%
AIM V.I. Value Fund                                                    -21.16%      13.69%        15.44%
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares     -17.60%      16.15%        16.57%
Dreyfus Stock Index Fund: Initial Shares                               -15.88%      15.80%        15.10%
Dreyfus VIF - Growth & Income Portfolio: Initial Shares                -10.46%      11.34%        15.28%
Dreyfus VIF - Money Market Portfolio                                    -0.80%       3.01%         3.19%
Dreyfus VIF - Small Company Stock Portfolio: Initial Shares              1.65%        N/A          6.64%
Federated Prime Money Fund II                                           -0.83%       2.85%         3.32%
Fidelity VIP Contrafund Portfolio                                      -13.26%      14.25%        17.95%
Fidelity VIP Equity-Income Portfolio                                    1.55%        9.48%        14.52%
Fidelity VIP Growth Portfolio                                          -17.55%      13.77%        16.44%
Fidelity VIP High Income Portfolio                                     -28.87%      -3.11%         6.80%
Fidelity VIP Index 500 Portfolio                                       -15.90%      15.77%        15.08%
Fidelity VIP Overseas Portfolio                                        -25.55%       8.21%         7.48%
Franklin Small Cap Fund - Class 2                                      -21.28%      18.01%        17.84%
Mutual Shares Securities Fund - Class 2                                  6.30%        N/A          9.03%
Templeton Developing Markets Securities Fund - Class 2                 -38.28%        N/A        -14.33%
Templeton Global Income Securities Fund - Class 2                        0.59%       1.13%         3.57%
Templeton Growth Securities Fund - Class 2                              -0.73%      10.79%        10.02%
Templeton International Securities Fund - Class 2                       -9.08%      11.73%        11.46%
Goldman Sachs VIT Capital Growth Fund                                  -14.59%        N/A          7.97%
Goldman Sachs VIT CORESM Small Cap Equity Fund                          -5.02%        N/A         -0.34%
Goldman Sachs VIT CORESM U.S. Equity Fund                              -16.21%        N/A          6.10%
Goldman Sachs VIT Global Income Fund                                     2.17%        N/A          2.30%
Goldman Sachs VIT Growth and Income Fund                               -11.36%        N/A         -1.15%
Goldman Sachs VIT International Equity Fund                            -19.72%        N/A          8.30%
MFS Emerging Growth Series                                             -26.04%      19.92%        21.61%
MFS Investors Trust Series                                              -6.89%      13.87%        14.57%
MFS New Discovery Series                                                -8.70%        N/A         19.80%
MFS Research Series                                                    -11.52%      14.47%        15.28%
Morgan Stanley UIF Equity Growth Portfolio                             -18.31%        N/A         15.67%
Morgan Stanley UIF Fixed Income Portfolio                                4.17%        N/A          4.03%
Morgan Stanley UIF Global Equity Portfolio                               4.53%        N/A          9.52%
Morgan Stanley UIF International Magnum Portfolio                      -18.98%        N/A          3.74%
Morgan Stanley UIF Mid Cap Value Portfolio                               3.84%        N/A         18.88%
Morgan Stanley UIF U.S. Real Estate Portfolio                           22.07%        N/A          5.22%
Morgan Stanley UIF Value Portfolio                                      17.82%        N/A          7.16%
Neuberger Berman AMT Guardian Portfolio                                 -5.63%        N/A         13.37%
Neuberger Berman AMT Mid-Cap Growth Portfolio                          -14.09%        N/A         27.75%
Neuberger Berman AMT Partners Portfolio                                 -6.05%      11.72%        12.99%
Oppenheimer Aggressive Growth Fund/VA                                  -17.81%      17.70%        19.50%
Oppenheimer Capital Appreciation Fund/VA                                -3.79%      20.74%        17.76%
Oppenheimer Global Securities Fund/VA                                   -1.73%      20.32%        13.93%
Oppenheimer Main Street Growth & Income Fund/VA                        -15.38%      13.35%        16.71%
Oppenheimer Multiple Strategies Fund/VA                                 -0.40%       9.26%         9.93%
Oppenheimer Strategic Bond Fund/VA                                      -4.15%       3.76%         4.94%
STI Capital Appreciation Fund                                           -3.72%      17.35%        17.91%
STI Growth and Income Fund                                               2.39%        N/A          2.39%
STI International Equity Fund                                          -10.12%        N/A          6.03%
STI Investment Grade Bond Fund                                          -0.48%       2.77%         3.56%
STI Mid-Cap Equity Fund                                                 -9.63%       8.79%         9.16%
STI Quality Growth Stock Fund                                           -9.68%        N/A         -9.71%
STI Small Cap Value Equity Fund                                          9.37%        N/A         -4.02%
STI Value Income Stock Fund                                              3.53%       9.90%        10.84%


*Performance figures have been adjusted to reflect the current charge for the Enhanced Death and Income benefit Combination Rider as if that feature had been available throughout the periods shown.

**The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

(With the Enhanced Death and Income Benefit Combination Rider II for Contracts issued on or after September 22, 2000)*

                             Average Annual Returns

                                                                                                      Ten Years or
Variable Sub-Account                                                  One Year          5 Year        Inception**
AIM V.I. Balanced Fund                                                -10.97%            N/A             6.79%
AIM V.I. Capital Appreciation                                         -17.53%           12.54%          14.98%
AIM V.I. Diversified Income Fund                                       -6.12%           0.65%            2.55%
AIM V.I. Government Securities Fund                                     3.16%           3.07%            3.58%
AIM V.I. Growth and Income Fund                                       -21.12%          14.58%           15.45%
AIM V.I. Growth Fund                                                  -26.96%          12.80%           13.15%
AIM V.I. High Yield Fund                                              -25.50%            N/A           -11.93%
AIM V.I. International Equity Fund                                    -32.78%           8.67%            9.63%
AIM V.I. Value Fund                                                   -21.21%           12.49%          14.63%
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares    -17.66%           15.22%          15.91%
Dreyfus Stock Index Fund: Initial Shares                              -15.93%           15.73%          15.03%
Dreyfus VIF - Growth & Income Portfolio: Initial Shares               -10.52%           11.22%          15.17%
Dreyfus VIF - Money Market Portfolio                                   -0.90%            2.93%           3.12%
Federated Prime Money Fund II                                          -0.95%           93.81%          79.80%
Fidelity VIP Contrafund Portfolio                                     -13.32%           15.55%          19.05%
Fidelity VIP Equity-Income Portfolio                                   1.48%            11.26%          15.55%
Fidelity VIP Growth Portfolio                                         -17.60%           17.00%          18.02%
Fidelity VIP High Income Portfolio                                    -28.91%           -0.76%           8.02%
Fidelity VIP Index 500 Portfolio                                      -15.95%           15.90%          15.01%
Fidelity VIP Overseas Portfolio                                       -25.60%            8.44%           7.43%
Franklin Small Cap Fund - Class 2                                     -21.24%           18.04%          17.87%
Mutual Shares Securities Fund - Class 2                                 6.52%            N/A             9.00%
Templeton Developing Markets Securities Fund - Class 2                -38.32%            N/A           -14.52%
Templeton Global Income Securities Fund - Class 2                       0.86%            0.06%           2.83%
Templeton Growth Securities Fund - Class 2                             -0.77%           10.72%           9.95%
Templeton International Securities Fund - Class 2                      -9.14%           11.47%          11.18%
Goldman Sachs VIT CORESM U.S. Equity Fund                             -16.26%            N/A             5.85%
Goldman Sachs VIT Global Income Fund                                    2.10%            N/A             0.54%
Goldman Sachs VIT Growth and Income Fund                              -11.41%            N/A            -1.53%
Goldman Sachs VIT International Equity Fund                           -19.77%            N/A             7.93%
MFS Emerging Growth Series                                            -27.76%           19.34%          21.06%
MFS Investors Trust Series                                             -6.95%           13.80%          14.50%
MFS New Discovery Series                                               -8.76%            N/A            19.73%
MFS Research Series                                                   -11.57%           14.21%          15.01%
Morgan Stanley UIF Equity Growth Portfolio                            -18.36%            N/A            15.59%
Morgan Stanley UIF Fixed Income Portfolio                               4.10%            N/A             3.94%
Morgan Stanley UIF Global Equity Portfolio                              4.51%            N/A             9.44%
Morgan Stanley UIF Mid Cap Value Portfolio                              3.79%            N/A            18.77%
Morgan Stanley UIF Value Portfolio                                     17.75%            N/A             7.08%
Oppenheimer Aggressive Growth Fund/VA                                 -17.86%           17.43%          19.19%
Oppenheimer Capital Appreciation Fund/VA                               -7.03%           20.39%          17.46%
Oppenheimer Global Securities Fund/VA                                  -1.80%           20.04%          13.82%
Oppenheimer Main Street Growth & Income Fund/VA                       -15.43%           13.09%          16.44%
Oppenheimer Multiple Strategies Fund/VA                                -0.47%            9.44%           9.87%
Oppenheimer Strategic Bond Fund/VA                                     -4.21%            3.52%           3.92%
STI Capital Appreciation Fund                                          -3.78%           17.28%          17.84%
STI Growth and Income Fund                                              2.41%            N/A             2.42%
STI International Equity Fund                                         -10.16%            N/A             5.98%
STI Investment Grade Bond Fund                                         -0.62%           3.03%            3.51%
STI Mid-Cap Equity Fund                                                -9.67%           8.97%            9.10%
STI Quality Growth Stock Fund                                          -9.81%            N/A            -9.85%
STI Small Cap Value Equity Fund                                         9.34%            N/A            -4.08%
STI Value Income Stock Fund                                             3.47%           9.83%           10.77%

*Performance figures have been adjusted to reflect the current charge for the Enhanced Death and Income Benefit Combination Rider II as if that feature had been available throughout the periods shown.

**The inception dates of the portfolios appear in the first table under "Adjusted Historical Total Returns."

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural ContractOwner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF GLENBROOK LIFE AND ANNUITY COMPANY

Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances.

Contract Owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the thre years in the period ended December 31, 2000 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon thei authoirty as experts in acounting and auditing.

The financial statements of the Variable Account as December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon their report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Glenbrook and the accompanying Independent Auditors' Report appear on the pages that follow. The financial statements of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contracts.

                          Financial Statements

                               INDEX


                                                                            PAGE

Independent Auditors' Report................................................F-1

Financial Statements:


       Statements of Operations and Comprehensive Income for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-2

       Statements of Financial Position
          December 31, 2000 and 1999........................................F-3

       Statements of Shareholder's Equity for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-4

       Statements of Cash Flows for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-5

       Notes to Financial Statements........................................F-6

       Schedule IV - Reinsurance for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-17

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of
Glenbrook Life and Annuity Company:
--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                       GLENBROOK LIFE AND ANNUITY COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,808    $ 6,579     $6,231
  Realized capital gains and losses.........................      419        312         (5)
                                                              -------    -------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,227      6,891      6,226
INCOME TAX EXPENSE..........................................    3,925      2,382      2,182
                                                              -------    -------     ------
NET INCOME..................................................    7,302      4,509      4,044
                                                              -------    -------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    3,603     (5,286)     1,315
                                                              -------    -------     ------
COMPREHENSIVE INCOME (LOSS).................................  $10,905    $  (777)    $5,359
                                                              =======    =======     ======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  2000           1999
                                                              ------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $139,819 and $94,173)....................................   $  144,127     $   92,937
  Short-term................................................        3,085         53,063
                                                               ----------     ----------
  Total investments.........................................      147,212        146,000
Cash........................................................       13,500              9
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................    4,702,940      4,144,165
Deferred income taxes.......................................           --            293
Other assets................................................        3,391          2,706
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL ASSETS..........................................   $6,607,371     $5,834,929
                                                               ==========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............   $    6,094     $      800
Contractholder funds........................................    4,696,846      4,143,365
Current income taxes payable................................        3,729          2,360
Deferred income taxes.......................................        1,842             --
Payable to affiliates, net..................................        5,101          4,122
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL LIABILITIES.....................................    6,453,940      5,692,403
                                                               ----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 7)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................        2,500          2,500
Additional capital paid-in..................................      119,241        119,241
Retained income.............................................       28,890         21,588
Accumulated other comprehensive income (loss):
  Unrealized net capital gains (losses).....................        2,800           (803)
                                                               ----------     ----------
      Total accumulated other comprehensive income (loss)...        2,800           (803)
                                                               ----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................      153,431        142,526
                                                               ----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $6,607,371     $5,834,929
                                                               ==========     ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,100   $ 2,100
Issuance of new shares of stock.............................        --        400        --
                                                              --------   --------   -------
Balance, end of year........................................     2,500      2,500     2,100
                                                              --------   --------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................  $119,241   $ 69,641   $69,641
Capital contribution........................................        --     49,600        --
                                                              --------   --------   -------
Balance, end of year........................................   119,241    119,241    69,641
                                                              --------   --------   -------
RETAINED INCOME
Balance, beginning of year..................................  $ 21,588   $ 17,079   $13,035
Net income..................................................     7,302      4,509     4,044
                                                              --------   --------   -------
Balance, end of year........................................    28,890     21,588    17,079
                                                              --------   --------   -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................  $   (803)  $  4,483   $ 3,168
Change in unrealized net capital gains and losses...........     3,603     (5,286)    1,315
                                                              --------   --------   -------
Balance, end of year........................................     2,800       (803)    4,483
                                                              --------   --------   -------
    Total shareholder's equity..............................  $153,431   $142,526   $93,303
                                                              ========   ========   =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,302   $  4,509   $  4,044
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................      (468)       (65)       (24)
    Realized capital gains and losses.......................      (419)      (312)         5
    Changes in:
      Income taxes payable..................................     1,563        235      1,590
      Other operating assets and liabilities................       254        264        915
                                                              --------   --------   --------
    Net cash provided by operating activities...............     8,232      4,631      6,530
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    20,682      9,049      1,966
  Investment collections....................................     3,163      4,945      7,123
  Investment purchases......................................   (68,967)   (20,328)   (15,250)
Change in short-term investments, net.......................    50,381    (48,288)      (369)
                                                              --------   --------   --------
    Net cash provided by (used in) investing activities.....     5,259    (54,622)    (6,530)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --        400         --
Capital contribution........................................        --     49,600         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --     50,000         --
                                                              --------   --------   --------
NET INCREASE IN CASH........................................    13,491          9         --
CASH AT BEGINNING OF YEAR...................................         9         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $ 13,500   $      9   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

NATURE OF OPERATIONS
The Company markets investment and life insurance products through banks and securities firms. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Life insurance consists of interest-sensitive life and variable life insurance. In 2000, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products, that are used to address a customer's estate planning needs, may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell investment and life products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Pennsylvania, Florida, New Jersey, Illinois, Texas and Michigan for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in Realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in
Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements.

                                   Year Ended December 31,
                                  2000       1999       1998
                                --------   --------   --------
Contract charges                $ 37,965   $ 27,175   $ 19,009
Credited interest, policy
 benefits, and certain
 expenses                        331,220    253,945    218,008

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48,553, $26,555 and $15,949 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  INVESTMENTS
FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                           Gross
                                        Unrealized
                        Amortized   -------------------     Fair
 At December 31, 2000     Cost       Gains      Losses     Value
----------------------  ---------   --------   --------   --------
U.S. government and
  agencies              $ 13,210     $2,376    $    --    $ 15,586
Municipal                  1,656         24        (38)      1,642
Corporate                 82,269      2,092     (1,167)     83,194
Mortgage-backed
  securities              42,684      1,081        (60)     43,705
                        --------     ------    -------    --------
  Total fixed income
   securities           $139,819     $5,573    $(1,265)   $144,127
                        ========     ======    =======    ========
At December 31, 1999
U.S. government and
  agencies              $ 24,274     $1,260    $    --    $ 25,534
Municipal                  1,656         --       (112)      1,544
Corporate                 49,255          9     (2,022)     47,242
Mortgage-backed
  securities              18,988         96       (467)     18,617
                        --------     ------    -------    --------
  Total fixed income
   securities           $ 94,173     $1,365    $(2,601)   $ 92,937
                        ========     ======    =======    ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                          Amortized     Fair
                                            Cost       Value
                                          ---------   --------
Due after one year through five years     $ 41,889    $ 42,368
Due after five years through ten years      43,676      44,318
Due after ten years                         11,570      13,736
                                          --------    --------
                                            97,135     100,422
Mortgage-backed securities                  42,684      43,705
                                          --------    --------
  Total                                   $139,819    $144,127
                                          ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $10,317     $6,458     $6,151
Short-term investments                   587        230        183
                                     -------     ------     ------
  Investment income, before expense   10,904      6,688      6,334
  Investment expense                      96        109        103
                                     -------     ------     ------
  Net investment income              $10,808     $6,579     $6,231
                                     =======     ======     ======

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        Year Ended December 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                    $ 419      $ 312       $(5)
                                           -----      -----       ---
  Realized capital gains and losses          419        312        (5)
  Income taxes                              (147)      (109)        2
                                           -----      -----       ---
  Realized capital gains and losses,
   after tax                               $ 272      $ 203       $(3)
                                           =====      =====       ===

Excluding calls and prepayments, gross gains of $807 and $370 were realized on sales of fixed income securities during 2000 and 1999, and gross losses of $388, $58 and $5 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively. There were no gross gains realized on sales of fixed income securities during 1998.

UNREALIZED NET CAPITAL GAINS
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     Gross
                                                  Unrealized
                       Amortized     Fair     -------------------   Unrealized
                         Cost       Value      Gains      Losses    Net Gains
                       ---------   --------   --------   --------   ----------
Fixed income
 securities            $139,819    $144,127    $5,573    $(1,265)    $ 4,308
                       ========    ========    ======    =======
Deferred income taxes                                                 (1,508)
                                                                     -------
Unrealized net
 capital gains                                                       $ 2,800
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $ 5,544    $(8,134)    $2,024
Deferred income taxes                 (1,941)     2,848       (709)
                                     -------    -------     ------
Increase (decrease) in unrealized
 net capital gains (losses)          $ 3,603    $(5,286)    $1,315
                                     =======    =======     ======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $11,044 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $  144,127   $  144,127   $   92,937   $   92,937
Short-term
 investments                3,085        3,085       53,063       53,063
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $4,694,695   $4,467,866   $4,156,964   $3,924,117
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits represent death-benefit guarantees which exist on variable annuity products. The reserves are calculated assuming the expected payout in any year approximates the average payout over time.

At December 31, Contractholder funds consists of the following:


                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $   27,997   $    9,503
Fixed annuities:
  Immediate annuities                       20,577       17,856
  Deferred annuities                     4,648,272    4,116,006
                                        ----------   ----------
  Total Contractholder funds            $4,696,846   $4,143,365
                                        ==========   ==========


Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.2% to 7.1% for interest-sensitive life contracts; 3.5% to 7.3% for immediate annuities and 0.0% to 12.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 2% of deferred annuities are subject to a market value adjustment.

7.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending or threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

8.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and , with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 2000       1999
                                               --------   --------
Deferred assets
Unrealized net capital losses                  $    --     $ 433
                                               -------     -----
  Total deferred assets                             --       433

Deferred liabilities
Unrealized net capital gains                    (1,508)       --
Difference in tax bases of investments            (334)     (140)
                                               -------     -----
  Total deferred liabilities                    (1,842)     (140)
                                               -------     -----
  Net deferred (liability) asset               $(1,842)    $ 293
                                               =======     =====

Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

The components of income tax expense for the year ended December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $3,730     $2,326     $2,164
Deferred                                  195         56         18
                                       ------     ------     ------
  Total income tax expense             $3,925     $2,382     $2,182
                                       ======     ======     ======

The Company paid income taxes of $2,361, $2,148 and $592 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                     --       (0.4)        --
                                        ----       ----       ----
Effective income tax rate               35.0%      34.6%      35.0%
                                        ====       ====       ====

9.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $147,081 and $141,362 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $6,597, $4,179 and $4,698 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Arizona Department of Insurance is $6,597.

RISK-BASED CAPITAL

The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above levels that would require regulatory action.

10.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $5,752    $(2,014)    $3,738     $(7,822)    $2,739     $(5,083)    $2,019     $(707)     $1,312
Less: reclassification
  adjustments                     208        (73)       135         312       (109)        203         (5)        2          (3)
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Unrealized net capital gains
  (losses)                      5,544     (1,941)     3,603      (8,134)     2,848      (5,286)     2,024      (709)      1,315
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Other comprehensive income
  (loss)                       $5,544    $(1,941)    $3,603     $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315
                               ======    =======     ======     =======     ======     =======     ======     =====      ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $65,852    $65,852    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $37,965    $37,965    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $23,586    $23,586    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $27,175    $27,175    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $12,056    $12,056    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $19,009    $19,009    $    --
                                                              =======    =======    =======

                    ------------------------------------------------------------
                    GLENBROOK LIFE MULTI-
                    MANAGER VARIABLE
                    ACCOUNT

                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
                    AND FOR THE PERIODS ENDED DECEMBER 31, 2000
                    AND DECEMBER 31, 1999, AND INDEPENDENT
                    AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statement of net assets of Glenbrook Life Multi-Manager Variable Account (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life Multi-Manager Variable Account as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the periods then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS


Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
     AIM V.I. Balanced,  244,963 shares (cost $3,154,819)                                                               $ 3,054,692
     AIM V.I. Capital Appreciation,  171,880 shares (cost $6,133,113)                                                     5,300,767
     AIM V.I. Diversified Income,  20,360 shares (cost $220,653)                                                            193,017
     AIM V.I. Global Utilities,  1,349 shares (cost $30,640)                                                                 28,544
     AIM V.I. Government Securities,  65,203 shares (cost $717,037)                                                         727,665
     AIM V.I. Growth,  167,353 shares (cost $5,160,850)                                                                   4,153,689
     AIM V.I. Growth and Income,  149,703 shares (cost $4,329,003)                                                        3,920,722
     AIM V.I. High Yield,  49,557 shares (cost $413,619)                                                                    315,179
     AIM V.I. International Equity,  8,834 shares (cost $211,207)                                                           177,740
     AIM V.I. Value,  280,735 shares (cost $8,675,503)                                                                    7,666,869

Allocation to Sub-Accounts investing in the American Century Variable Portfolios, Inc.:
     American Century VP Balanced,  41,719 shares (cost $326,402)                                                           303,299
     American Century VP International,  18,127 shares (cost $208,438)                                                      185,441

Allocation to Sub-Accounts investing in the Dreyfus Variable Investment Fund:
     VIF Growth and Income,  16,454 shares (cost $367,120)                                                                  386,339
     VIF Money Market,  178,457 shares (cost $178,457)                                                                      178,457
     VIF Small Company Stock,  4,486 shares (cost $67,858)                                                                   81,115

Allocation to Sub-Account investing in the Dreyfus Socially Responsible Growth Fund, Inc.,  9,879 shares (cost $350,449)    340,535

Allocation to Sub-Account investing in the Dreyfus Stock Index Fund,  64,928 shares (cost $2,093,476)                     2,207,563

Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund:
     VIP Equity-Income,  157,880 shares (cost $3,779,825)                                                                 4,029,089
     VIP Growth,  175,231 shares (cost $8,748,320)                                                                        7,648,829
     VIP High Income,  159,588 shares (cost $1,627,893)                                                                   1,305,432
     VIP Overseas,  39,259 shares (cost $880,262)                                                                           784,790

Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund II:
     VIP II Contrafund,  240,708 shares (cost $6,118,477)                                                                 5,714,398
     VIP II Index 500,  19,090 shares (cost $3,044,633)                                                                   2,854,555

Allocation to Sub-Accounts investing in the MFS Variable Insurance Trust:
     MFS Emerging Growth,  132,704 shares (cost $4,388,345)                                                               3,827,194
     MFS Growth with Income,  27,138 shares (cost $564,833)                                                                 570,166
     MFS Limited Maturity,  6,416 shares (cost $65,670)                                                                      66,724
     MFS New Discovery,  7,589 shares (cost $116,067)                                                                       126,060
     MFS Research,  58,778 shares (cost $1,334,501)                                                                       1,222,585


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the Goldman Sachs Variable Insurance Trust:
     VIT Capital Growth,  6,111 shares (cost $78,720)                                                                      $ 73,884
     VIT CORE Large Cap Growth,  1,120 shares (cost $17,492)                                                                 12,324
     VIT CORE Small Cap Equity,  22,269 shares (cost $203,263)                                                              231,602
     VIT CORE U.S. Equity,  23,549 shares (cost $302,504)                                                                   293,896
     VIT Global Income,  795 shares (cost $8,194)                                                                             7,750
     VIT Growth and Income,  2,540 shares (cost $28,427)                                                                     26,268
     VIT International Equity,  2,320 shares (cost $32,216)                                                                  27,335
     VIT Mid Cap Value,  147 shares (cost $1,550)                                                                             1,572

Allocation to Sub-Accounts investing in The Universal Institutional Funds, Inc. (a):
     Equity Growth,  11,656 shares (cost $210,706)                                                                          195,359
     Fixed Income,  4,297 shares (cost $45,341)                                                                              45,158
     Global Equity,  1,183 shares (cost $15,040)                                                                             15,609
     International Magnum,  587 shares (cost $7,718)                                                                          6,920
     Mid Cap Value,  10,207 shares (cost $163,316)                                                                          153,621
     U.S. Real Estate,  0 shares (cost $0)                                                                                        -
     Value,  16,035 shares (cost $187,144)                                                                                  210,856

Allocation to Sub-Accounts investing in the Neuberger & Berman Advisers Management Trust:
     AMT Guardian,  1,081 shares (cost $16,794)                                                                              17,227
     AMT Mid-Cap Growth,  2,597 shares (cost $63,535)                                                                        58,384
     AMT Partners,  10,903 shares (cost $201,036)                                                                           176,301

Allocation to Sub-Accounts investing in the STI Classic Variable Trust:
     STI Capital Appreciation (b),  57,667 shares (cost $1,181,012)                                                       1,154,503
     STI Growth & Income,  89,562 shares (cost $958,579)                                                                   972,639
     STI International Equity,  14,671 shares (cost $171,516)                                                               151,996
     STI Investment Grade Bond,  39,363 shares (cost $373,455)                                                              381,429
     STI Mid-Cap Equity,  23,996 shares (cost $365,991)                                                                     319,149
     STI Quality Growth Stock,  116,140 shares (cost $1,203,262)                                                          1,124,233
     STI Small Cap Equity,  24,083 shares (cost $197,467)                                                                   219,633
     STI Value Income Stock,  53,774 shares (cost $687,882)                                                                 702,285

Allocation to Sub-Account investing in the Federated Insurance Series:
     Federated Prime Money Fund II ,  914,194 shares (cost $914,194)                                                        914,194

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

(b) Previously known as STI Capital Growth


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------

ASSETS
Allocation to Sub-Accounts investing in the Oppenheimer Variable Account Funds:
     Oppenheimer Aggressive Growth,  17,214 shares (cost $1,615,560)                                                   $  1,218,201
     Oppenheimer Capital Appreciation,  33,065 shares (cost $1,650,098)                                                   1,541,810
     Oppenheimer Global Securities,  57,459 shares (cost $1,823,068)                                                      1,742,742
     Oppenheimer Main Street Growth & Income,  192,430 shares (cost $4,434,253)                                           4,091,057
     Oppenheimer Multiple Strategies,  41,886 shares (cost $688,780)                                                        693,207
     Oppenheimer Strategic Bond,  149,986 shares (cost $709,664)                                                            703,436

Allocation to Sub-Accounts investing in the Franklin Templeton Variable Insurance Products Trust:
     Franklin Small Cap,  731 shares (cost $17,154)                                                                          15,457
     Templeton Developing Markets Securities,  0 shares (cost $0)                                                                 -
     Templeton Global Income Securities,  12,944 shares (cost $139,676)                                                     148,599
     Templeton Growth Securities,  28,724 shares (cost $376,391)                                                            393,520
     Templeton International,  2,044 shares (cost $41,327)                                                                   38,157
     Templeton Mutual Shares Securities,  0 shares (cost $0)                                                                      -
                                                                                                                       ------------

         Total Assets                                                                                                    75,451,768

LIABILITIES
Payable to Glenbrook Life and Annuity Company:
    Accrued contract charges                                                                                                 20,854
                                                                                                                       ------------

         Net Assets                                                                                                    $ 75,430,914
                                                                                                                       ============


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                        AIM Variable Insurance Funds Sub-Accounts
                                                     -----------------------------------------------------------------------

                                                                      AIM V.I.       AIM V.I.      AIM V.I.       AIM V.I.
                                                      AIM V.I.        Capital      Diversified      Global       Government
                                                      Balanced     Appreciation      Income        Utilities     Securities
                                                     -----------   ------------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)

Dividends                                            $     5,495    $   144,171    $    12,671    $     1,446    $    33,290
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                          (27,672)       (52,663)        (2,942)          (578)        (7,753)
     Administrative expense                               (2,053)        (4,042)          (227)           (44)          (587)
                                                     -----------    -----------    -----------    -----------    -----------
         Net investment income (loss)                    (24,230)        87,466          9,502            824         24,950
                                                     -----------    -----------    -----------    -----------    -----------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                 158,902        224,539         98,423         22,594         13,039
     Cost of investments sold                            158,978        213,356        108,509         19,342         13,089
                                                     -----------    -----------    -----------    -----------    -----------
         Net realized gains (losses)                         (76)        11,183        (10,086)         3,252            (50)

Change in unrealized gains (losses)                     (148,307)    (1,054,521)        (1,774)        (7,177)        25,861
                                                     -----------    -----------    -----------    -----------    -----------
         Net realized and unrealized gains
              (losses) on investments                   (148,383)    (1,043,338)       (11,860)        (3,925)        25,811
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (172,613)   $  (955,872)   $    (2,358)   $    (3,101)   $    50,761
                                                     ===========    ===========    ===========    ===========    ===========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                        AIM Variable Insurance Funds Sub-Accounts
                                                           ------------------------------------------------------------------------
                                                                            AIM V.I.      AIM V.I.     AIM V.I.
                                                             AIM V.I.        Growth        High      International      AIM V.I.
                                                              Growth      and Income       Yield         Equity          Value
                                                           ------------   -----------   -----------  -------------   -------------
      NET INVESTMENT INCOME (LOSS)
      Dividends                                            $    135,619    $  119,069    $   38,012    $  11,862      $    337,206
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                           (42,504)      (42,934)       (3,176)      (2,265)          (80,846)
           Administrative expense                                (3,246)       (3,324)         (247)        (172)           (6,214)
                                                           ------------    ----------    ----------    ---------      ------------

               Net investment income (loss)                      89,869        72,811        34,589        9,425           250,146
                                                           ------------    ----------    ----------    ---------      ------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                  344,112       468,230       178,759       76,199           779,030
           Cost of investments sold                             301,297       392,569       185,094       63,244           725,972
                                                           ------------    ----------    ----------    ---------      ------------

               Net realized gains (losses)                       42,815        75,661        (6,335)      12,955            53,058

      Change in unrealized gains (losses)                    (1,242,051)     (841,592)      (95,058)     (73,496)       (1,550,830)
                                                           ------------    ----------    ----------    ---------      ------------

               Net realized and unrealized gains
                    (losses) on investments                  (1,199,236)     (765,931)     (101,393)     (60,541)       (1,497,772)
                                                           ------------    ----------    ----------    ---------      ------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                      $ (1,109,367)   $ (693,120)   $  (66,804)   $ (51,116)     $ (1,247,626)
                                                           ============    ==========    ==========    =========      ============


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                          American Century Variable                 Dreyfus Variable
                                                       Portfolios, Inc. Sub-Accounts          Investment Fund Sub-Accounts
                                                       ------------------------------    ------------------------------------------

                                                            American         American          VIF         VIF            VIF
                                                             Century          Century      Growth and     Money      Small Company
                                                           VP Balanced   VP International    Income       Market          Stock
                                                           ------------  ----------------  -----------   ---------   -------------
      NET INVESTMENT INCOME (LOSS)
      Dividends                                           $  12,679      $   3,086         $  16,950     $   6,566       $    149
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                        (3,958)        (2,392)           (6,424)       (1,542)        (1,113)
           Administrative expense                              (306)          (178)             (491)         (112)           (81)
                                                          ---------      ---------         ---------     ---------       --------

               Net investment income (loss)                   8,415            516            10,035         4,912         (1,045)
                                                          ---------      ---------         ---------     ---------       --------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                               29,268        130,682           130,246       985,475         38,555
           Cost of investments sold                          29,809         99,920           118,555       985,475         34,481
                                                          ---------      ---------         ---------     ---------       --------

               Net realized gains (losses)                     (541)        30,762            11,691             -          4,074

      Change in unrealized gains (losses)                   (19,382)       (65,914)          (46,985)            -          2,034
                                                          ---------      ---------         ---------     ---------       --------

               Net realized and unrealized gains
                    (losses) on investments                 (19,923)       (35,152)          (35,294)            -          6,108
                                                          ---------      ---------         ---------     ---------       --------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                     $ (11,508)     $ (34,636)        $ (25,259)    $   4,912       $  5,063
                                                          =========      =========         =========     =========       ========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------------


                                                    Dreyfus Socially
                                                      Responsible       Dreyfus Stock
                                                   Growth Fund, Inc.      Index Fund       Fidelity Variable Insurance Products
                                                      Sub-Account        Sub-Account             Fund Sub-Accounts
                                                  ------------------- -----------------  --------------------------------------

                                                   Dreyfus Socially                       VIP                         VIP
                                                     Responsible       Dreyfus Stock    Equity-        VIP            High
                                                  Growth Fund, Inc.     Index Fund      Income        Growth         Income
                                                  ----------------   --------------   -----------   -----------    ----------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $   2,819       $   58,323       $ 184,131    $    332,531   $   40,759
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                          (5,335)         (30,950)        (37,572)        (71,358)     (13,517)
     Administrative expense                                (410)          (2,358)         (2,983)         (5,647)      (1,061)
                                                      ---------       ----------       ---------    ------------   ----------

         Net investment income (loss)                    (2,926)          25,015         143,576         255,526       26,181
                                                      ---------       ----------       ---------    ------------   ----------
`

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                141,683          345,921         724,052         486,784      222,883
     Cost of investments sold                           123,948          301,612         748,583         495,945      249,676
                                                      ---------       ----------       ---------    ------------   ----------

         Net realized gains (losses)                     17,735           44,309         (24,531)         (9,161)     (26,793)

Change in unrealized gains (losses)                     (61,690)        (336,211)        184,553      (1,331,876)    (316,517)
                                                      ---------       ----------       ---------    ------------   ----------

         Net realized and unrealized gains
              (losses) on investments                   (43,955)        (291,902)        160,022      (1,341,037)    (343,310)
                                                      ---------       ----------       ---------    ------------   ----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                       $ (46,881)      $ (266,887)      $ 303,598    $ (1,085,511)  $ (317,129)
                                                      =========       ==========       =========    ============   ==========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                       Fidelity Variable
                                                       Insurance Products  Fidelity Variable Insurance    MFS Variable Insurance
                                                        Fund Sub-Account   Products Fund II Sub-Account     Trust Sub-Accounts
                                                       ------------------  ----------------------------  -------------------------


                                                               VIP           VIP II         VIP II       MFS Emerging  MFS Growth
                                                           Overseas (e)     Contrafund   Index 500 (e)      Growth     with Income
                                                       ------------------  -----------   -------------   ------------  -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $        -          $  296,819    $    5,051      $  112,312    $  3,683
Charges from Glenbrook Life and Annuity Company:
      Mortality and expense risk                           (5,123)            (51,595)      (17,667)        (32,934)     (4,773)
      Administrative expense                                 (403)             (4,007)       (1,403)         (2,516)       (379)
                                                       ----------          ----------    ----------      ----------    --------

           Net investment income (loss)                    (5,526)            241,217       (14,019)         76,862      (1,469)
                                                       ----------          ----------    ----------      ----------    --------


NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
      Proceeds from sales                                 144,153             315,850       541,365         272,233      18,455
      Cost of investments sold                            151,925             321,833       543,279         219,307      17,800
                                                       ----------          ----------    ----------      ----------    --------

           Net realized gains (losses)                     (7,772)             (5,983)       (1,914)         52,926         655

Change in unrealized gains (losses)                       (95,472)           (600,561)     (190,078)       (936,485)     (1,720)
                                                       ----------          ----------    ----------      ----------    --------

           Net realized and unrealized gains
                (losses) on investments                  (103,244)           (606,544)     (191,992)       (883,559)     (1,065)
                                                       ----------          ----------    ----------      ----------    --------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                        $ (108,770)         $ (365,327)   $ (206,011)     $ (806,697)   $ (2,534)
                                                       ==========          ==========    ==========      ==========    ========


(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                       Goldman Sachs Variable
                                                         MFS Variable Insurance Trust Sub-Accounts   Insurance Trust Sub-Accounts
                                                         -----------------------------------------   -----------------------------

                                                                                                                       VIT CORE
                                                         MFS Limited     MFS New                      VIT Capital      Large Cap
                                                           Maturity     Discovery    MFS Research       Growth          Growth
                                                         -----------    ---------    -------------   -------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                                $      -       $  1,182     $    8,811      $  4,457         $  1,210
Charges from Glenbrook Life and Annuity Company:
      Mortality and expense risk                             (929)          (999)        (5,599)         (768)            (143)
      Administrative expense                                  (69)           (79)          (407)          (52)             (10)
                                                         --------       --------     ----------      --------         --------

           Net investment income (loss)                      (998)           104          2,805         3,637            1,057
                                                         --------       --------     ----------      --------         --------


NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
      Proceeds from sales                                  11,045          8,659         74,868         8,936              149
      Cost of investments sold                             11,215          7,395         74,482         8,829              160
                                                         --------       --------     ----------      --------         --------

           Net realized gains (losses)                       (170)         1,264            386           107              (11)

Change in unrealized gains (losses)                         4,209         (4,163)      (111,916)       (9,209)          (5,168)
                                                         --------       --------     ----------      --------         --------

           Net realized and unrealized gains
                (losses) on investments                     4,039         (2,899)      (111,530)       (9,102)          (5,179)
                                                         --------       --------     ----------      --------         --------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                          $  3,041       $ (2,795)    $ (108,725)     $ (5,465)        $ (4,122)
                                                         ========       ========     ==========      ========         ========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------


                                                                       Goldman Sachs Variable Insurance Trust Sub-Accounts
                                                           ------------------------------------------------------------------------

                                                            VIT CORE                                                    VIT
                                                           Small Cap      VIT CORE      VIT Global    VIT Growth     International
                                                             Equity      U.S. Equity      Income      and Income       Equity
                                                           ---------     -----------    ----------    ----------     --------------

NET INVESTMENT INCOME (LOSS)
Dividends                                                  $  7,668      $   3,493      $   700       $     97       $  1,631
Charges from Glenbrook Life and Annuity Company:
      Mortality and expense risk                             (3,398)        (4,578)         (19)          (379)          (371)
      Administrative expense                                   (228)          (307)          (2)           (28)           (26)
                                                           --------      ---------      -------       --------       --------

           Net investment income (loss)                       4,042         (1,392)         679           (310)         1,234
                                                           --------      ---------      -------       --------       --------


NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
      Proceeds from sales                                    20,358         36,483        6,160            757            391
      Cost of investments sold                               17,177         34,254        6,160            789            409
                                                           --------      ---------      -------       --------       --------

           Net realized gains (losses)                        3,181          2,229            -            (32)           (18)

Change in unrealized gains (losses)                          (8,052)       (36,381)        (444)        (1,366)        (4,881)
                                                           --------      ---------      -------       --------       --------

           Net realized and unrealized gains
                (losses) on investments                      (4,871)       (34,152)        (444)        (1,398)        (4,899)
                                                           --------      ---------      -------       --------       --------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                            $   (829)     $ (35,544)     $   235       $ (1,708)      $ (3,665)
                                                           ========      =========      =======       ========       ========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------


                                                   Goldman Sachs
                                                 Variable Insurance        The Universal Institutional Funds, Inc.
                                                 Trust Sub-Accounts                    Sub-Accounts (a)
                                                 ------------------   -------------------------------------------------------

                                                      VIT Mid Cap       Equity         Fixed        Global      International
                                                         Value          Growth        Income        Equity          Magnum
                                                     ----------       ----------    ----------    ----------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $       50       $   12,856    $    2,974    $    1,246    $         228
Charges from Glenbrook Life and Annuity Company:
      Mortality and expense risk                             (1)          (2,755)         (309)         (126)             (97)
      Administrative expense                                 --             (190)          (24)          (12)              (8)
                                                     ----------       ----------    ----------    ----------    -------------

           Net investment income (loss)                      49            9,911         2,641         1,108              123
                                                     ----------       ----------    ----------    ----------    -------------

NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
      Proceeds from sales                                     6            6,077         2,739           164            5,163
      Cost of investments sold                                6            5,352         2,823           160            5,050
                                                     ----------       ----------    ----------    ----------    -------------

           Net realized gains (losses)                        -              725           (84)            4              113

Change in unrealized gains (losses)                          23          (39,936)          403           537           (1,266)
                                                     ----------       ----------    ----------    ----------    -------------

           Net realized and unrealized gains
                (losses) on investments                      23          (39,211)          319           541           (1,153)
                                                     ----------       ----------    ----------    ----------    -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $       72       $  (29,300)   $    2,960    $    1,649    $      (1,030)
                                                     ==========       ==========    ==========    ==========    =============


(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
                                                            The Universal Institutional          Neuberger & Berman Advisers
                                                            Funds, Inc. Sub-Accounts (a)        Management Trust Sub-Accounts
                                                         ---------------------------------   -----------------------------------
                                                                                                         AMT
                                                           Mid Cap                        AMT          Mid-Cap          AMT
                                                            Value         Value         Guardian        Growth        Partners
                                                         -----------    ---------    -------------    ----------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                                  $  19,011      $  5,271     $     104        $     22       $  32,665
Charges from Glenbrook Life and Annuity Company:
      Mortality and expense risk                              (1,112)       (2,709)         (290)           (849)         (2,842)
      Administrative expense                                     (87)         (184)          (20)            (63)           (191)
                                                           ---------      --------     ---------        --------       ---------

           Net investment income (loss)                       17,812         2,378          (206)           (890)         29,632
                                                           ---------      --------     ---------        --------       ---------


NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
      Proceeds from sales                                     13,138        31,791        21,886             942          37,855
      Cost of investments sold                                12,890        32,340        22,609             844          43,553
                                                           ---------      --------     ---------        --------       ---------

           Net realized gains (losses)                           248          (549)         (723)             98          (5,698)

Change in unrealized gains (losses)                          (10,249)       39,152          (127)         (7,569)        (26,243)
                                                           ---------      --------     ---------        --------       ---------

           Net realized and unrealized gains
                (losses) on investments                      (10,001)       38,603          (850)         (7,471)        (31,941)
                                                           ---------      --------     ---------        --------       ---------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                            $   7,811      $ 40,981     $  (1,056)       $ (8,361)      $  (2,309)
                                                           =========      ========     =========        ========       =========

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                     STI Classic Variable Trust Sub-Accounts
                                                           ------------------------------------------------------------------------

                                                                                                STI           STI           STI
                                                             STI Capital      STI Growth   International   Investment     Mid-Cap
                                                           Appreciation (b)  & Income (e)    Equity (e)  Grade Bond (e)  Equity (e)
                                                           ----------------  ------------  ------------- --------------  ----------
NET INVESTMENT INCOME (LOSS)
Dividends                                                  $  43,181         $  3,140      $  19,713      $ 10,050       $  17,961
Charges from Glenbrook Life and Annuity Company:
      Mortality and expense risk                             (10,803)          (6,190)          (794)       (1,849)         (1,601)
      Administrative expense                                    (809)            (463)           (60)         (149)           (115)
                                                           ---------         --------      ---------      --------       ---------

           Net investment income (loss)                       31,569           (3,513)        18,859         8,052          16,245
                                                           ---------         --------      ---------      --------       ---------

NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
      Proceeds from sales                                    250,960           62,307         23,322         2,997          11,807
      Cost of investments sold                               254,571           61,044         23,251         3,020          13,278
                                                           ---------         --------      ---------      --------       ---------

           Net realized gains (losses)                        (3,611)           1,263             71           (23)         (1,471)

Change in unrealized gains (losses)                          (36,059)          14,060        (19,520)        7,974         (46,842)
                                                           ---------         --------      ---------      --------       ---------

           Net realized and unrealized gains
                (losses) on investments                      (39,670)          15,323        (19,449)        7,951         (48,313)
                                                           ---------         --------      ---------      --------       ---------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                            $  (8,101)        $ 11,810      $    (590)     $ 16,003       $ (32,068)
                                                           =========         ========      =========      ========       =========

(b) Previously known as STI Capital Growth

(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Oppenheimer
                                                                                                  Federated        Variable
                                                                                              Insurance Series  Account Funds
                                                     STI Classic Variable Trust Sub-Accounts     Sub-Account     Sub-Accounts
                                                     ---------------------------------------  ----------------  -------------

                                                                                      STI Value                   Oppenheimer
                                                       STI Quality       STI Small      Income   Federated Prime   Aggressive
                                                     Growth Stock (e)  Cap Equity (e)   Stock     Money Fund II      Growth
                                                     ----------------  --------------  --------  ---------------  -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $     493         $  1,631       $  60,634   $  24,840       $   15,702
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                         (6,779)            (868)         (6,042)     (5,361)         (10,361)
     Administrative expense                               (492)             (66)           (474)       (414)            (790)
                                                     ---------         --------       ---------   ---------       ----------

         Net investment income (loss)                   (6,778)             697          54,118      19,065            4,551
                                                     ---------         --------       ---------   ---------       ----------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                15,759           16,620         115,452     750,345          172,196
     Cost of investments sold                           15,509           15,888         128,088     750,345          186,879
                                                     ---------         --------       ---------   ---------       ----------

         Net realized gains (losses)                       250              732         (12,636)          -          (14,683)

Change in unrealized gains (losses)                    (79,029)          22,166          25,771           -         (397,359)
                                                     ---------         --------       ---------   ---------       ----------

         Net realized and unrealized gains
              (losses) on investments                  (78,779)          22,898          13,135           -         (412,042)
                                                     ---------         --------       ---------   ---------       ----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ (85,557)        $ 23,595       $  67,253   $  19,065       $ (407,491)
                                                     =========         ========       =========   =========       ==========


(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------


                                                              Oppenheimer Variable Account Funds Sub-Accounts
                                                     ------------------------------------------------------------------------

                                                                                    Oppenheimer
                                                     Oppenheimer     Oppenheimer    Main Street    Oppenheimer     Oppenheimer
                                                       Capital         Global         Growth &       Multiple       Strategic
                                                     Appreciation    Securities        Income     Strategies (e)      Bond
                                                     -------------   -----------   ------------   --------------   ----------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $     10,343    $    40,774    $    26,256    $          -    $   13,666
Charges from Glenbrook Life and Annuity Company:
      Mortality and expense risk                           (7,222)        (9,181)       (22,868)         (2,721)       (3,711)
      Administrative expense                                 (581)          (733)        (1,780)           (206)         (309)
                                                     ------------    -----------    -----------    ------------    ----------

           Net investment income (loss)                     2,540         30,860          1,608          (2,927)        9,646
                                                     ------------    -----------    -----------    ------------    ----------

NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
      Proceeds from sales                                 125,841         63,513        298,576          85,040        26,215
      Cost of investments sold                            130,738         66,971        299,278          85,748        26,525
                                                     ------------    -----------    -----------    ------------    ----------

           Net realized gains (losses)                     (4,897)        (3,458)          (702)           (708)         (310)

Change in unrealized gains (losses)                      (108,288)       (80,326)      (343,196)          4,427        (6,228)
                                                     ------------    -----------    -----------    ------------    ----------

           Net realized and unrealized gains
                (losses) on investments                  (113,185)       (83,784)      (343,898)          3,719        (6,538)
                                                     ------------    -----------    -----------    ------------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $   (110,645)   $   (52,924)   $  (342,290)   $        792    $    3,108
                                                     ============    ===========    ===========    ============    ==========



(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000



See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2000
----------------------------------------------------------------------------------------------------------------------

                                                     Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                                     -----------------------------------------------------------------

                                                                      Templeton      Templeton
                                                       Franklin     Global Income      Growth        Templeton
                                                     Small Cap (f)  Securities (f)  Securities (f)  International
                                                     -------------  --------------  --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $          -    $        -      $          -    $      3,371
Charges from Glenbrook Life and Annuity Company:
      Mortality and expense risk                              (86)           (682)         (2,076)           (368)
      Administrative expense                                   (8)            (47)           (167)            (31)
                                                     ------------    ------------    ------------    ------------

           Net investment income (loss)                       (94)           (729)         (2,243)          2,972
                                                     ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
      Proceeds from sales                                   3,163          13,100          11,345           1,595
      Cost of investments sold                              3,095          13,188          10,996           1,767
                                                     ------------    ------------    ------------    ------------

           Net realized gains (losses)                         68             (88)            349            (172)

Change in unrealized gains (losses)                        (1,697)          8,923          17,129          (3,171)
                                                     ------------    ------------    ------------    ------------

           Net realized and unrealized gains
                (losses) on investments                    (1,629)          8,835          17,478          (3,343)
                                                     ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     (1,723)   $      8,106    $     15,235    $       (371)
                                                     ============    ============    ============    ============


(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------


                                                              AIM Variable Insurance Funds Sub-Accounts
                                         ---------------------------------------------------------------------------------------

                                             AIM V.I. Balanced       AIM V.I. Capital Appreciation   AIM V.I. Diversified Income
                                         --------------------------  -----------------------------   ---------------------------

                                             2000           1999           2000           1999           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $   (24,230)   $    10,109    $    87,466    $    18,601    $     9,502    $    10,980
Net realized gains (losses)                      (76)          (538)        11,183          2,987        (10,086)        (3,109)
Change in unrealized gains (losses)         (148,307)        48,043     (1,054,521)       201,864         (1,774)       (15,493)
                                         -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
      from operations                       (172,613)        57,614       (955,872)       223,452         (2,358)        (7,622)
                                         -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   1,334,462        716,040      3,544,829        554,381          2,500         85,926
Benefit payments                              (9,010)             -         (9,635)             -        (23,383)             -
Payments on termination                     (165,066)        (2,565)      (251,806)        (1,095)       (16,620)       (10,841)
Contract maintenance charge                     (820)          (239)        (1,951)          (334)           (53)           (62)
Transfers among the sub-accounts
      and with the Fixed Account - net     1,226,429         65,275      1,904,220         31,478          4,389        (27,193)
                                         -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
      from capital transactions            2,385,995        778,511      5,185,657        584,430        (33,167)        47,830
                                         -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS          2,213,382        836,125      4,229,785        807,882        (35,525)        40,208

NET ASSETS AT BEGINNING OF PERIOD            840,466          4,341      1,069,517        261,635        228,489        188,281
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD              $ 3,053,848    $   840,466    $ 5,299,302    $ 1,069,517    $   192,964    $   228,489
                                         ===========    ===========    ===========    ===========    ===========    ===========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------


                                                              AIM Variable Insurance Funds Sub-Accounts
                                         ----------------------------------------------------------------------------------------


                                          AIM V.I. Global Utilities   AIM V.I. Government Securities        AIM V.I. Growth
                                         --------------------------   ------------------------------   --------------------------
                                            2000           1999           2000           1999             2000            1999
                                         -----------    -----------    -----------    -----------      -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $       824    $       218    $    24,950    $    11,246      $    89,869    $    57,696
Net realized gains (losses)                    3,252              2            (50)          (565)          42,815        (14,662)
Change in unrealized gains (losses)           (7,177)         5,081         25,861        (15,693)      (1,242,051)       183,688
                                         -----------    -----------    -----------    -----------      -----------    -----------

Increase (decrease) in net assets
      from operations                         (3,101)         5,301         50,761         (5,012)      (1,109,367)       226,722
                                         -----------    -----------    -----------    -----------      -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           -              -         31,009            -          2,759,267        635,333
Benefit payments                                   -              -              -        (10,033)         (43,978)             -
Payments on termination                            -              -         (5,195)          (720)        (218,155)       (15,013)
Contract maintenance charge                      (11)            (7)          (109)          (100)          (1,421)          (401)
Transfers among the sub-accounts
      and with the Fixed Account - net         5,639         20,715        234,665        342,750        1,474,850         20,066
                                         -----------    -----------    -----------    -----------      -----------    -----------

Increase (decrease) in net assets
      from capital transactions                5,628         20,708        260,370        331,897        3,970,563        639,985
                                         -----------    -----------    -----------    -----------      -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              2,527         26,009        311,131        326,885        2,861,196        866,707

NET ASSETS AT BEGINNING OF PERIOD             26,009            -          416,333         89,448        1,291,345        424,638
                                         -----------    -----------    -----------    -----------      -----------    -----------

NET ASSETS AT END OF PERIOD              $    28,536    $    26,009    $   727,464    $   416,333      $ 4,152,541    $ 1,291,345
                                         ===========    ===========    ===========    ===========      ===========    ===========

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                        ----------------------------------------------------------------------------------------

                                        AIM V.I. Growth and Income        AIM V.I. High Yield      AIM V.I. International Equity
                                        --------------------------    --------------------------   -----------------------------

                                           2000           1999           2000           1999           2000           1999
                                        -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    72,811    $     9,133    $    34,589    $     7,523    $     9,425    $     4,927
Net realized gains (losses)                  75,661         47,426         (6,335)           (11)        12,955         (1,274)
Change in unrealized gains (losses)        (841,592)       307,544        (95,058)        (3,382)       (73,496)        42,725
                                        -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                       (693,120)       364,103        (66,804)         4,130        (51,116)        46,378
                                        -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  1,937,761        565,038        198,896        109,155        111,576         49,428
Benefit payments                                  -        (12,063)       (83,895)             -              -              -
Payments on termination                    (309,191)       (93,841)       (60,134)             -         (1,942)        (3,300)
Contract maintenance charge                  (1,425)          (560)           (55)           (34)           (55)           (41)
Transfers among the sub-accounts
     and with the Fixed Account - net     1,197,196         24,967        203,996          9,837        (46,561)        (5,534)
                                        -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions            2,824,341        483,541        258,808        118,958         63,018         40,553
                                        -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS         2,131,221        847,644        192,004        123,088         11,902         86,931

NET ASSETS AT BEGINNING OF PERIOD         1,788,417        940,773        123,088              -        165,789         78,858
                                        -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD             $ 3,919,638    $ 1,788,417    $   315,092    $   123,088    $   177,691    $   165,789
                                        ===========    ===========    ===========    ===========    ===========    ===========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable Insurance
                                           Funds Sub-Accounts            American Century Variable Portfolios, Inc. Sub-Accounts
                                       ---------------------------     -----------------------------------------------------------

                                                                             American Century               American Century
                                             AIM V.I. Value                     VP Balanced                 VP International
                                       ---------------------------     ---------------------------     ---------------------------

                                          2000            1999            2000            1999            2000            1999
                                       -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $   250,146     $    75,295     $     8,415     $    30,125     $       516     $    (1,262)
Net realized gains (losses)                 53,058          46,644            (541)           (329)         30,762           4,904
Change in unrealized gains (losses)     (1,550,830)        422,054         (19,382)         (9,390)        (65,914)         43,274
                                       -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets
     from operations                    (1,247,626)        543,993         (11,508)         20,406         (34,636)         46,916
                                       -----------     -----------     -----------     -----------     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                 3,734,854       1,549,179           3,246               -               -               -
Benefit payments                          (228,712)        (10,108)              -               -               -               -
Payments on termination                   (339,557)        (51,767)         (3,125)              -          (3,124)              -
Contract maintenance charge                 (2,589)         (1,064)            (76)            (42)            (39)            (15)
Transfers among the sub-accounts
     and with the Fixed Account - net    2,413,476         143,384          47,856          36,223         110,911             372
                                       -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets
     from capital transactions           5,577,472       1,629,624          47,901          36,181         107,748             357
                                       -----------     -----------     -----------     -----------     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS        4,329,846       2,173,617          36,393          56,587          73,112          47,273

NET ASSETS AT BEGINNING OF PERIOD        3,334,904       1,161,287         266,822         210,235         112,278          65,005
                                       -----------     -----------     -----------     -----------     -----------     -----------

NET ASSETS AT END OF PERIOD            $ 7,664,750     $ 3,334,904     $   303,215     $   266,822     $   185,390     $   112,278
                                       ===========     ===========     ===========     ===========     ===========     ===========

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Dreyfus Variable Investment Fund Sub-Accounts
                                        -------------------------------------------------------------------------------------------

                                           VIF Growth and Income             VIF Money Market              VIF Small Company Stock
                                        ---------------------------     ---------------------------     ---------------------------

                                           2000            1999            2000            1999            2000            1999
                                        -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    10,035     $    18,309     $     4,912     $     6,273     $    (1,045)    $   (1,321)
Net realized gains (losses)                  11,691             380               -               -           4,074          2,045
Change in unrealized gains (losses)         (46,985)         52,631               -               -           2,034         10,456
                                        -----------     -----------     -----------     -----------     -----------     ----------

Increase (decrease) in net assets
     from operations                        (25,259)         71,320           4,912           6,273           5,063         11,180
                                        -----------     -----------     -----------     -----------     -----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      7,745          84,986         139,385          47,218           7,292         20,821
Benefit payments                            (73,777)              -         (31,362)              -               -         (3,013)
Payments on termination                     (15,053)        (18,765)        (49,262)        (14,496)              -              -
Contract maintenance charge                    (167)           (123)              4            (133)            (47)           (28)
Transfers among the sub-accounts
     and with the Fixed Account - net       (30,235)         (8,006)       (400,791)        331,072         (36,347)         1,462
                                        -----------     -----------     -----------     -----------     -----------     ----------

Increase (decrease) in net assets
     from capital transactions             (111,487)         58,092        (342,026)        363,661         (29,102)        19,242
                                        -----------     -----------     -----------     -----------     -----------     ----------

INCREASE (DECREASE) IN NET ASSETS          (136,746)        129,412        (337,114)        369,934         (24,039)        30,422

NET ASSETS AT BEGINNING OF PERIOD           522,978         393,566         515,522         145,588         105,132         74,710
                                        -----------     -----------     -----------     -----------     -----------     ----------

NET ASSETS AT END OF PERIOD             $   386,232     $   522,978     $   178,408     $   515,522     $    81,093     $  105,132
                                        ===========     ===========     ===========     ===========     ===========     ==========

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Fidelity Variable
                                        Dreyfus Socially Responsible     Dreyfus Stock Index Fund            Insurance Products
                                        Growth Fund, Inc. Sub-Account          Sub-Account                     Sub-Accounts
                                        -----------------------------   ---------------------------     ---------------------------

                                        Dreyfus Socially Responsible
                                              Growth Fund, Inc.          Dreyfus Stock Index Fund            VIP Equity-Income
                                        ----------------------------    ---------------------------     ---------------------------

                                            2000            1999            2000            1999            2000            1999
                                        -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    (2,926)    $    12,958     $    25,015     $    11,824     $   143,576     $   43,004
Net realized gains (losses)                  17,735           4,555          44,309          41,174         (24,531)           480
Change in unrealized gains (losses)         (61,690)         39,160        (336,211)        268,612         184,553         17,820
                                        -----------     -----------     -----------     -----------     -----------     ----------

Increase (decrease) in net assets
     from operations                        (46,881)         56,673        (266,887)        321,610         303,598         61,304
                                        -----------     -----------     -----------     -----------     -----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     68,199         122,780         249,617         475,153       1,246,543        654,938
Benefit payments                            (45,111)              -         (88,628)              -        (103,409)             -
Payments on termination                      (4,648)            (75)       (106,821)        (65,685)       (243,496)       (48,179)
Contract maintenance charge                    (137)            (69)         (1,057)           (822)         (1,348)          (510)
Transfers among the sub-accounts
     and with the Fixed Account - net        44,690          19,528         160,569         (91,929)        868,226        (19,755)
                                        -----------     -----------     -----------     -----------     -----------     ----------

Increase (decrease) in net assets
     from capital transactions               62,993         142,164         213,680         316,717       1,766,516        586,494
                                        -----------     -----------     -----------     -----------     -----------     ----------

INCREASE (DECREASE) IN NET ASSETS            16,112         198,837         (53,207)        638,327       2,070,114        647,798

NET ASSETS AT BEGINNING OF PERIOD           324,329         125,492       2,260,160       1,621,833       1,957,861      1,310,063
                                        -----------     -----------     -----------     -----------     -----------     ----------

NET ASSETS AT END OF PERIOD             $   340,441     $   324,329     $ 2,206,953     $ 2,260,160     $ 4,027,975     $1,957,861
                                        ===========     ===========     ===========     ===========     ===========     ==========

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                     Fidelity Variable Insurance Products Fund Sub-Accounts
                                         --------------------------------------------------------------------------------

                                                                                                                 VIP
                                                  VIP Growth                     VIP High Income               Overseas
                                         -----------------------------     -----------------------------     ------------

                                             2000             1999             2000             1999           2000 (e)
                                         ------------     ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $    255,526     $     18,618     $     26,181     $     28,137     $     (5,526)
Net realized gains (losses)                    (9,161)          10,311          (26,793)             986           (7,772)
Change in unrealized gains (losses)        (1,331,876)         189,564         (316,517)          (2,946)         (95,472)
                                         ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets
     from operations                       (1,085,511)         218,493         (317,129)          26,177         (108,770)
                                         ------------     ------------     ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    4,874,441        1,171,458          738,055          109,918          507,613
Benefit payments                               (2,168)               -                -           (4,021)            (975)
Payments on termination                      (264,916)          (5,901)         (99,665)         (14,736)         (30,501)
Contract maintenance charge                    (2,507)            (580)            (363)             (87)            (217)
Transfers among the sub-accounts
     and with the Fixed Account - net       2,334,924          180,461          493,163           27,680          417,423
                                         ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets
     from capital transactions              6,939,774        1,345,438        1,131,190          118,754          893,343
                                         ------------     ------------     ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS           5,854,263        1,563,931          814,061          144,931          784,573

NET ASSETS AT BEGINNING OF PERIOD           1,792,452          228,521          491,010          346,079                -
                                         ------------     ------------     ------------     ------------     ------------

NET ASSETS AT END OF PERIOD              $  7,646,715     $  1,792,452     $  1,305,071     $    491,010     $    784,573
                                         ============     ============     ============     ============     ============


(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                   Fidelity Variable Insurance                 MFS Variable Insurance
                                                   Products Fund II Sub-Account                  Trust Sub-Accounts
                                         ----------------------------------------------     -----------------------------

                                                                              VIP II
                                              VIP II Contrafund              Index 500          MFS Emerging Growth
                                         -----------------------------     ------------     -----------------------------

                                             2000             1999           2000 (e)           2000             1999
                                         ------------     ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $    241,217     $      4,594     $    (14,019)    $     76,862     $     (6,228)
Net realized gains (losses)                    (5,983)             499           (1,914)          52,926            8,246
Change in unrealized gains (losses)          (600,561)         153,062         (190,078)        (936,485)         352,999
                                         ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets
     from operations                         (365,327)         158,155         (206,011)        (806,697)         355,017
                                         ------------     ------------     ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    2,301,180        1,013,145        1,955,534        2,568,483          355,904
Benefit payments                               (4,120)               -                -                -                -
Payments on termination                      (277,431)          (5,384)        (114,457)        (107,829)          (2,301)
Contract maintenance charge                    (1,691)            (383)            (789)          (1,225)            (278)
Transfers among the sub-accounts
     and with the Fixed Account - net       2,451,718          137,715        1,219,489        1,253,173           46,446
                                         ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets
     from capital transactions              4,469,656        1,145,093        3,059,777        3,712,602          399,771
                                         ------------     ------------     ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS           4,104,329        1,303,248        2,853,766        2,905,905          754,788

NET ASSETS AT BEGINNING OF PERIOD           1,608,490          305,242                -          920,231          165,443
                                         ------------     ------------     ------------     ------------     ------------

NET ASSETS AT END OF PERIOD              $  5,712,819     $  1,608,490     $  2,853,766     $  3,826,136     $    920,231
                                         ============     ============     ============     ============     ============


(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                              MFS Variable Insurance Trust Sub-Accounts
                                       ------------------------------------------------------------------------------------------

                                         MFS Growth with Income           MFS Limited Maturity             MFS New Discovery
                                       ---------------------------     ---------------------------     ---------------------------

                                          2000            1999            2000            1999            2000            1999
                                       -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $    (1,469)    $      (821)    $      (998)    $     5,121     $       104     $       695
Net realized gains (losses)                    655          (1,036)           (170)            (80)          1,264               7
Change in unrealized gains (losses)         (1,720)          7,053           4,209          (5,524)         (4,163)         14,155
                                       -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets
     from operations                        (2,534)          5,196           3,041            (483)         (2,795)         14,857
                                       -----------     -----------     -----------     -----------     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   283,417         147,169               -               -          65,643          23,194
Benefit payments                                 -               -               -               -               -               -
Payments on termination                    (16,034)         (1,330)              -               -              12               -
Contract maintenance charge                   (172)            (46)            (30)            (45)            (47)            (14)
Transfers among the sub-accounts
     and with the Fixed Account - net      141,111          13,231         (10,020)         19,884          13,413          11,762
                                       -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets
     from capital transactions             408,322         159,024         (10,050)         19,839          79,021          34,942
                                       -----------     -----------     -----------     -----------     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS          405,788         164,220          (7,009)         19,356          76,226          49,799

NET ASSETS AT BEGINNING OF PERIOD          164,220               -          73,714          54,358          49,799               -
                                       -----------     -----------     -----------     -----------     -----------     -----------

NET ASSETS AT END OF PERIOD            $   570,008     $   164,220     $    66,705     $    73,714     $   126,025     $    49,799
                                       ===========     ===========     ===========     ===========     ===========     ===========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable Insurance
                                              Trust Sub-Accounts            Goldman Sachs Variable Insurance Trust Sub-Accounts
                                         ---------------------------    -----------------------------------------------------------

                                                MFS Research                 VIT Capital Growth          VIT CORE Large Cap Growth
                                         ---------------------------    ---------------------------     ---------------------------

                                             2000          1999 (d)        2000            1999            2000            1999
                                         -----------     -----------    -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $     2,805     $         -    $     3,637     $       503     $     1,057     $        -
Net realized gains (losses)                      386               -            107              25             (11)             -
Change in unrealized gains (losses)         (111,916)              -         (9,209)          4,372          (5,168)             -
                                         -----------     -----------    -----------     -----------     -----------     ----------

Increase (decrease) in net assets
     from operations                        (108,725)              -         (5,465)          4,900          (4,122)             -
                                         -----------     -----------    -----------     -----------     -----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     435,221               -         27,776          16,338          16,170              -
Benefit payments                              (2,120)              -              -               -               -              -
Payments on termination                      (20,328)              -            211               -               -              -
Contract maintenance charge                     (338)              -            (29)             (9)             (3)             -
Transfers among the sub-accounts
     and with the Fixed Account - net        918,537               -         17,269          12,873             276              -
                                         -----------     -----------    -----------     -----------     -----------     ----------

Increase (decrease) in net assets
     from capital transactions             1,330,972               -         45,227          29,202          16,443              -
                                         -----------     -----------    -----------     -----------     -----------     ----------

INCREASE (DECREASE) IN NET ASSETS          1,222,247               -         39,762          34,102          12,321              -

NET ASSETS AT BEGINNING OF PERIOD                  -               -         34,102               -               -              -
                                         -----------     -----------    -----------     -----------     -----------     ----------

NET ASSETS AT END OF PERIOD              $ 1,222,247     $         -    $    73,864     $    34,102     $    12,321     $        -
                                         ===========     ===========    ===========     ===========     ===========     ==========


(d) For the Period Beginning November 1, 1999 and Ended December 31, 1999


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Goldman Sachs Variable Insurance Trust Sub-Accounts
                                         ------------------------------------------------------------------------------------------

                                          VIT CORE Small Cap Equity         VIT CORE U.S. Equity              VIT Global Income
                                         ---------------------------     ---------------------------     --------------------------

                                             2000            1999            2000            1999            2000            1999
                                         -----------     -----------     -----------     -----------     -----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $     4,042     $    (1,458)    $    (1,392)    $     1,545     $       679     $       -
Net realized gains (losses)                    3,181             379           2,229            (666)              -             -
Change in unrealized gains (losses)           (8,052)         36,391         (36,381)         27,597            (444)            -
                                         -----------     -----------     -----------     -----------     -----------     ---------

Increase (decrease) in net assets
     from operations                            (829)         35,312         (35,544)         28,476             235             -
                                         -----------     -----------     -----------     -----------     -----------     ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      22,403         196,342          79,686         250,100           7,500             -
Benefit payments                                   -               -               -               -               -             -
Payments on termination                      (12,497)           (426)        (14,027)         (2,463)              -             -
Contract maintenance charge                      (96)            (76)           (124)            (80)             (2)            -
Transfers among the sub-accounts
     and with the Fixed Account - net          1,072          (9,667)        (15,112)         (1,463)             15             -
                                         -----------     -----------     -----------     -----------     -----------     ---------

Increase (decrease) in net assets
     from capital transactions                10,882         186,173          50,423         246,094           7,513             -
                                         -----------     -----------     -----------     -----------     -----------     ----------

INCREASE (DECREASE) IN NET ASSETS             10,053         221,485          14,879         274,570           7,748             -

NET ASSETS AT BEGINNING OF PERIOD            221,485               -         278,936           4,366               -             -
                                         -----------     -----------     -----------     -----------     -----------     ---------

NET ASSETS AT END OF PERIOD              $   231,538     $   221,485     $   293,815     $   278,936     $     7,748     $       -
                                         ===========     ===========     ===========     ===========     ===========     =========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Goldman Sachs Variable Insurance Trust Sub-Accounts
                                         -----------------------------------------------------------------------------------------

                                           VIT Growth and Income           VIT International Equity         VIT Mid Cap Value
                                         ---------------------------     ---------------------------    --------------------------

                                             2000            1999            2000            1999           2000           1999
                                         -----------     -----------     -----------     -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $      (310)    $        33     $     1,234     $         -    $        49    $       (15)
Net realized gains (losses)                      (32)           (551)            (18)              -              -           (136)
Change in unrealized gains (losses)           (1,366)           (861)         (4,881)              -             23           (163)
                                         -----------     -----------     -----------     -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                          (1,708)         (1,379)         (3,665)              -             72           (314)
                                         -----------     -----------     -----------     -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           -          26,360          30,841               -          1,500         (5,000)
Benefit payments                                   -               -               -               -              -              -
Payments on termination                         (332)         (1,436)              -               -              -              -
Contract maintenance charge                      (22)             (9)             (8)              -              -              3
Transfers among the sub-accounts
     and with the Fixed Account - net              -             629             159               -              -            152
                                         -----------     -----------     -----------     -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                  (354)         25,544          30,992               -          1,500         (4,845)
                                         -----------     -----------     -----------     -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS             (2,062)         24,165          27,327               -          1,572         (5,159)

NET ASSETS AT BEGINNING OF PERIOD             28,323           4,158               -               -              -          5,159
                                         -----------     -----------     -----------     -----------    -----------    -----------

NET ASSETS AT END OF PERIOD              $    26,261     $    28,323     $    27,327     $         -    $     1,572    $         -
                                         ===========     ===========     ===========     ===========    ===========    ===========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                      The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                       -------------------------------------------------------------------------------------------

                                             Equity Growth                    Fixed Income                   Global Equity
                                       ---------------------------     ---------------------------     ---------------------------

                                           2000            1999            2000            1999            2000            1999
                                       -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $     9,911     $     3,541     $     2,641     $       594     $     1,108     $       107
Net realized gains (losses)                    725            (524)            (84)             (5)              4            (120)
Change in unrealized gains (losses)        (39,936)         24,318             403            (586)            537             (35)
                                       -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets
     from operations                       (29,300)         27,335           2,960               3           1,649             (48)
                                       -----------     -----------     -----------     -----------     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    75,909          92,874          27,083          15,425          11,347               -
Benefit payments                                 -               -               -               -               -               -
Payments on termination                     (1,056)              -               -               -               -               -
Contract maintenance charge                    (84)            (42)             (8)             (4)             (8)             (4)
Transfers among the sub-accounts
     and with the Fixed Account - net        8,342          16,889            (318)              4               -             110
                                       -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets
     from capital transactions              83,111         109,721          26,757          15,425          11,339             106
                                       -----------     -----------     -----------     -----------     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS           53,811         137,056          29,717          15,428          12,988              58

NET ASSETS AT BEGINNING OF PERIOD          141,494           4,438          15,428               -           2,617           2,559
                                       -----------     -----------     -----------     -----------     -----------     -----------

NET ASSETS AT END OF PERIOD            $   195,305     $   141,494     $    45,145     $    15,428     $    15,605     $     2,617
                                       ===========     ===========     ===========     ===========     ===========     ===========


(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.



See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                   The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                       -------------------------------------------------------------------------------------------

                                          International Magnum               Mid Cap Value                       Value
                                       ---------------------------     ---------------------------     ---------------------------

                                           2000            1999            2000            1999            2000            1999
                                       -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $       123     $        43     $    17,812     $     1,960     $     2,378     $       289
Net realized gains (losses)                    113              (1)            248            (809)           (549)         (1,252)
Change in unrealized gains (losses)         (1,266)            468         (10,249)            354          39,152         (15,440)
                                       -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets
     from operations                        (1,030)            510           7,811           1,505          40,981         (16,403)
                                       -----------     -----------     -----------     -----------     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         -           7,500         112,763           7,396          18,792         206,900
Benefit payments                                 -               -               -               -               -               -
Payments on termination                        (60)              -             244               -         (14,021)         (2,037)
Contract maintenance charge                      -              (2)            (68)             (8)            (55)            (50)
Transfers among the sub-accounts
     and with the Fixed Account - net            -               -           9,565           9,902         (11,389)        (11,920)
                                       -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets
     from capital transactions                 (60)          7,498         122,504          17,290          (6,673)        192,893
                                       -----------     -----------     -----------     -----------     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS           (1,090)          8,008         130,315          18,795          34,308         176,490

NET ASSETS AT BEGINNING OF PERIOD            8,008               -          23,264           4,469         176,490               -
                                       -----------     -----------     -----------     -----------     -----------     -----------

NET ASSETS AT END OF PERIOD            $     6,918     $     8,008     $   153,579     $    23,264     $   210,798     $   176,490
                                       ===========     ===========     ===========     ===========     ===========     ===========


(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                        Neuberger & Berman Advisers Management Trust Sub-Accounts
                                       -------------------------------------------------------------------------------------------

                                             AMT Guardian                   AMT Mid-Cap Growth               AMT Partners
                                       ---------------------------     ---------------------------     ---------------------------

                                          2000            1999            2000            1999            2000            1999
                                       -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $      (206)    $      (296)    $      (890)    $       (23)    $    29,632     $    (1,566)
Net realized gains (losses)                   (723)            (73)             98               2          (5,698)           (829)
Change in unrealized gains (losses)           (127)            559          (7,569)          2,418         (26,243)          1,507
                                       -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets
     from operations                        (1,056)            190          (8,361)          2,397          (2,309)           (888)
                                       -----------     -----------     -----------     -----------     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         -          40,089          42,724           4,263          14,208         208,943
Benefit payments                                 -               -               -               -               -               -
Payments on termination                     (1,199)           (600)              -               -         (12,821)           (426)
Contract maintenance charge                      -             (11)            (38)             (2)            (32)            (56)
Transfers among the sub-accounts
     and with the Fixed Account - net      (20,373)            182          17,393              (8)        (18,756)        (11,611)
                                       -----------     -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets
     from capital transactions             (21,572)         39,660          60,079           4,253         (17,401)        196,850
                                       -----------     -----------     -----------     -----------     -----------     -----------

INCREASE (DECREASE) IN NET ASSETS          (22,628)         39,850          51,718           6,650         (19,710)        195,962

NET ASSETS AT BEGINNING OF PERIOD           39,850               -           6,650               -         195,962               -
                                       -----------     -----------     -----------     -----------     -----------     -----------

NET ASSETS AT END OF PERIOD            $    17,222     $    39,850     $    58,368     $     6,650     $   176,252     $   195,962
                                       ===========     ===========     ===========     ===========     ===========     ===========


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                                  STI Classic Variable Trust Sub-Accounts
                                       --------------------------------------------------------------------------------------------

                                                                     STI Growth   STI International   STI Investment   STI Mid-Cap
                                       STI Capital Appreciation (b)   & Income         Equity           Grade Bond       Equity
                                       ---------------------------   -----------  -----------------   --------------   -----------

                                          2000           1999 (c)      2000 (e)       2000 (e)          2000 (e)         2000 (e)
                                       -----------     -----------   -----------     -----------       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $    31,569     $      (299)  $    (3,513)    $    18,859       $     8,052     $    16,245
Net realized gains (losses)                 (3,611)           (853)        1,263              71               (23)         (1,471)
Change in unrealized gains (losses)        (36,059)          9,550        14,060         (19,520)            7,974         (46,842)
                                       -----------     -----------   -----------     -----------       -----------     -----------

Increase (decrease) in net assets
     from operations                        (8,101)          8,398        11,810            (590)           16,003         (32,068)
                                       -----------     -----------   -----------     -----------       -----------     -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   435,873         417,583       502,110          66,936           169,189         181,646
Benefit payments                           (79,940)              -             -               -                 -               -
Payments on termination                    (67,160)            306       (16,391)         (3,580)           (2,199)         (1,438)
Contract maintenance charge                   (516)           (135)         (269)            (42)             (105)            (88)
Transfers among the sub-accounts
     and with the Fixed Account - net      395,609          52,267       475,110          89,230           198,436         171,009
                                       -----------     -----------   -----------     -----------       -----------     -----------

Increase (decrease) in net assets
     from capital transactions             683,866         470,021       960,560         152,544           365,321         351,129
                                       -----------     -----------   -----------     -----------       -----------     -----------

INCREASE (DECREASE) IN NET ASSETS          675,765         478,419       972,370         151,954           381,324         319,061

NET ASSETS AT BEGINNING OF PERIOD          478,419               -             -               -                 -               -
                                       -----------     -----------   -----------     -----------       -----------     -----------

NET ASSETS AT END OF PERIOD            $ 1,154,184     $   478,419   $   972,370     $   151,954       $   381,324     $   319,061
                                       ===========     ===========   ===========     ===========       ===========     ===========

(b) Previously known as STI Capital Growth

(c) For the Period Beginning May 1, 1999 and Ended December 31, 1999

(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Federated Insurance Series
                                                  STI Classic Variable Trust Sub-Accounts                      Sub-Account
                                       ------------------------------------------------------------    ----------------------------

                                       STI Quality     STI Small
                                       Growth Stock    Cap Equity         STI Value Income Stock      Federated Prime Money Fund II
                                       -------------    -----------     ---------------------------    ----------------------------

                                          2000 (e)        2000 (e)         2000           1999 (c)         2000          1999 (d)
                                       ------------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    (6,778)    $       697     $    54,118     $       630     $    19,065     $      443
Net realized gains (losses)                     250             732         (12,636)            (24)              -              -
Change in unrealized gains (losses)         (79,029)         22,166          25,771         (11,368)              -              -
                                        -----------     -----------     -----------     -----------     -----------     ----------

Increase (decrease) in net assets
     from operations                        (85,557)         23,595          67,253         (10,762)         19,065            443
                                        -----------     -----------     -----------     -----------     -----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    410,475          93,606         175,411         202,922         440,162        152,133
Benefit payments                             (2,059)              -               -               -         (80,569)             -
Payments on termination                     (24,134)         (4,913)        (18,907)              -        (236,876)             -
Contract maintenance charge                    (311)            (61)           (384)            (59)           (243)           (44)
Transfers among the sub-accounts
     and with the Fixed Account - net       825,508         107,345         271,069          15,548         617,768          2,102
                                        -----------     -----------     -----------     -----------     -----------     ----------

Increase (decrease) in net assets
     from capital transactions            1,209,479         195,977         427,189         218,411         740,242        154,191
                                        -----------     -----------     -----------     -----------     -----------     ----------

INCREASE (DECREASE) IN NET ASSETS         1,123,922         219,572         494,442         207,649         759,307        154,634

NET ASSETS AT BEGINNING OF PERIOD                 -               -         207,649               -         154,634              -
                                        -----------     -----------     -----------     -----------     -----------     ----------

NET ASSETS AT END OF PERIOD             $ 1,123,922     $   219,572     $   702,091     $   207,649     $   913,941     $  154,634
                                        ===========     ===========     ===========     ===========     ===========     ==========


(c) For the Period Beginning May 1, 1999 and Ended December 31, 1999

(d) For the Period Beginning November 1, 1999 and Ended December 31, 1999

(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                          Oppenheimer Variable Account Funds Sub-Accounts
                                         -------------------------------------------------------------------------------------------

                                                 Oppenheimer                   Oppenheimer                     Oppenheimer
                                              Aggressive Growth            Capital Appreciation             Global Securities
                                         ---------------------------    ---------------------------    ---------------------------

                                             2000         1999 (d)         2000          1999 (d)         2000          1999 (d)
                                         -----------     -----------    -----------     -----------    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $     4,551     $         -    $     2,540     $         -    $    30,860     $         -
Net realized gains (losses)                  (14,683)              -         (4,897)              -         (3,458)              -
Change in unrealized gains (losses)         (397,359)              -       (108,288)              -        (80,326)              -
                                         -----------     -----------    -----------     -----------    -----------     -----------

Increase (decrease) in net assets
     from operations                        (407,491)              -       (110,645)              -        (52,924)              -
                                         -----------     -----------    -----------     -----------    -----------     -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   1,028,487               -      1,152,070               -      1,143,940               -
Benefit payments                                   -               -         (2,113)              -              -               -
Payments on termination                      (61,134)              -        (29,739)              -        (35,099)              -
Contract maintenance charge                     (337)              -           (426)              -           (487)              -
Transfers among the sub-accounts
     and with the Fixed Account - net        658,339               -        532,237               -        686,830               -
                                         -----------     -----------    -----------     -----------    -----------     -----------

Increase (decrease) in net assets
     from capital transactions             1,625,355               -      1,652,029               -      1,795,184               -
                                         -----------     -----------    -----------     -----------    -----------     -----------

INCREASE (DECREASE) IN NET ASSETS          1,217,864               -      1,541,384               -      1,742,260               -

NET ASSETS AT BEGINNING OF PERIOD                  -               -              -               -              -               -
                                         -----------     -----------    -----------     -----------    -----------     -----------

NET ASSETS AT END OF PERIOD              $ 1,217,864     $         -    $ 1,541,384     $         -    $ 1,742,260     $         -
                                         ===========     ===========    ===========     ===========    ===========     ===========


(d) For the Period Beginning November 1, 1999 and Ended December 31, 1999

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Oppenheimer Variable Account Funds Sub-Accounts
                                                    -------------------------------------------------------------------------------

                                                                                     Oppenheimer
                                                            Oppenheimer                Multiple               Oppenheimer
                                                     Main Street Growth & Income      Strategies            Strategic Bond
                                                    -----------------------------    ------------     -----------------------------

                                                        2000           1999 (d)         2000(e)           2000           1999 (d)
                                                    ------------     ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                        $      1,608     $          -    $     (2,927)    $      9,646     $         -
Net realized gains (losses)                                 (702)               -            (708)            (310)              -
Change in unrealized gains (losses)                     (343,196)               -           4,427           (6,228)              -
                                                    ------------     ------------    ------------     ------------     -----------

Increase (decrease) in net assets
     from operations                                    (342,290)               -             792            3,108               -
                                                    ------------     ------------    ------------     ------------     -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                               2,978,604                -         390,433          374,137               -
Benefit payments                                               -                -               -                -               -
Payments on termination                                 (117,719)               -          (7,944)         (12,394)              -
Contract maintenance charge                               (1,152)               -            (197)            (194)              -
Transfers among the sub-accounts
     and with the Fixed Account - net                  1,572,483                -         309,931          338,585               -
                                                    ------------     ------------    ------------     ------------     -----------

Increase (decrease) in net assets
     from capital transactions                         4,432,216                -         692,223          700,134               -
                                                    ------------     ------------    ------------     ------------     -----------

INCREASE (DECREASE) IN NET ASSETS                      4,089,926                -         693,015          703,242               -

NET ASSETS AT BEGINNING OF PERIOD                              -                -               -                -               -
                                                    ------------     ------------    ------------     ------------     -----------

NET ASSETS AT END OF PERIOD                         $  4,089,926     $          -    $    693,015     $    703,242     $         -
                                                    ============     ============    ============     ============     ===========

(d) For the Period Beginning November 1, 1999 and Ended December 31, 1999

(e) For the Period Beginning January 24, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                 Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                         --------------------------------------------------------------------------------------

                                                              Templeton           Templeton
                                           Franklin          Global Income         Growth
                                          Small Cap           Securities          Securities        Templeton International
                                         ------------        -------------       ------------     -----------------------------

                                            2000(f)             2000(f)             2000(f)           2000           1999 (d)
                                         ------------        ------------        ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $        (94)       $       (729)       $     (2,243)    $      2,972     $          -
Net realized gains (losses)                        68                 (88)                349             (172)               -
Change in unrealized gains (losses)            (1,697)              8,923              17,129           (3,171)               -
                                         ------------        ------------        ------------     ------------     ------------

Increase (decrease) in net assets
     from operations                           (1,723)              8,106              15,235             (371)               -
                                         ------------        ------------        ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       13,435               6,502             217,223           39,743                -
Benefit payments                                    -                   -                   -                -                -
Payments on termination                          (840)             (3,940)             (9,250)          (1,200)               -
Contract maintenance charge                        (4)                (41)               (109)             (11)               -
Transfers among the sub-accounts
     and with the Fixed Account - net           4,585             137,931             170,312              (15)               -
                                         ------------        ------------        ------------     ------------     ------------

Increase (decrease) in net assets
     from capital transactions                 17,176             140,452             378,176           38,517                -
                                         ------------        ------------        ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS              15,453             148,558             393,411           38,146                -

NET ASSETS AT BEGINNING OF PERIOD                   -                   -                   -                -                -
                                         ------------        ------------        ------------     ------------     ------------

NET ASSETS AT END OF PERIOD              $     15,453        $    148,558        $    393,411     $     38,146     $          -
                                         ============        ============        ============     ============     ============

(d) For the Period Beginning November 1, 1999 and Ended December 31, 1999

(f) For the Period Beginning May 1, 2000 and Ended December 31, 2000


See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1.    ORGANIZATION

      Glenbrook Life Multi-Manager Variable Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Glenbrook Life issues two variable annuity contracts, the Enhanced Glenbrook Provider and the Glenbrook Provider (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                                MFS VARIABLE INSURANCE TRUST
           AIM V.I. Balanced                                            MFS Emerging Growth
           AIM V.I. Capital Appreciation                                MFS Growth with Income
           AIM V.I. Diversified Income                                  MFS Limited Maturity
           AIM V.I. Global Utilities                                    MFS New Discovery
           AIM V.I. Government Securities                               MFS Research
           AIM V.I. Growth                                        GOLDMAN SACHS VARIABLE INSURANCE TRUST
           AIM V.I. Growth and Income                                   VIT Capital Growth
           AIM V.I. High Yield                                          VIT CORE Large Cap Growth
           AIM V.I. International Equity                                VIT CORE Small Cap Equity
           AIM V.I. Value                                               VIT CORE U.S. Equity
      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                        VIT Global Income
           American Century VP Balanced                                 VIT Growth and Income
           American Century VP International                            VIT International Equity
      DREYFUS VARIABLE INVESTMENT FUND                                  VIT Mid Cap Value
           VIF Growth and Income                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (PREVIOUSLY
           VIF Money Market                                             KNOWN AS MORGAN STANLEY DEAN WITTER
           VIF Small Company Stock                                      UNIVERSAL FUNDS, INC.)
      DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                    Equity Growth
      DREYFUS STOCK INDEX FUND                                          Fixed Income
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                         Global Equity
           VIP Equity-Income                                            International Magnum
           VIP Growth                                                   Mid Cap Value
           VIP High Income                                              U.S. Real Estate
           VIP Overseas                                                 Value
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND II                NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
           VIP II Contrafund                                            AMT Guardian
           VIP II Index 500                                             AMT Mid-Cap Growth
                                                                        AMT Partners


--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      STI CLASSIC VARIABLE TRUST                              OPPENHEIMER VARIABLE ACCOUNT FUNDS
           STI Capital Appreciation (previously known               Oppenheimer Aggressive Growth
                 as STI Capital Growth)                             Oppenheimer Capital Appreciation
           STI Growth & Income                                      Oppenheimer Global Securities
           STI International Equity                                 Oppenheimer Main Street Growth & Income
           STI Investment Grade Bond                                Oppenheimer Multiple Strategies
           STI Mid-Cap Equity                                       Oppenheimer Strategic Bond
           STI Quality Growth Stock                           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
           STI Small Cap Equity                                     Franklin Small Cap
           STI Value Income Stock                                   Templeton Developing Markets Securities
      FEDERATED INSURANCE SERIES                                    Templeton Global Income Securities
           Federated Prime Money Fund II                            Templeton Growth Securities
                                                                    Templeton International
                                                                    Templeton Mutual Shares Securities


      Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

-------------------------------------------------------------------------------

3.     EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the lives of the contracts.

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the lives of the Contracts.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met.

4.  UNITS ISSUED AND REDEEMED

     (Units in whole amounts)


                                                                     Glenbrook Provider Variable Annuity
                                                              -----------------------------------------------

                                                                                   Unit activity during 2000:
                                                                                   --------------------------

                                                              Units Outstanding       Units         Units
                                                              December 31, 1999      Issued        Redeemed
                                                              -----------------    -----------    -----------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Capital Appreciation                                    7,877         2,808        (2,144)
         AIM V.I. Diversified Income                                     13,500         1,248        (5,204)
         AIM V.I. Global Utilities                                        1,584         1,657        (1,585)
         AIM V.I. Government Securities                                     719        14,642           (11)
         AIM V.I. Growth                                                 14,265         2,879        (3,559)
         AIM V.I. Growth and Income                                      21,097         8,988        (5,860)
         AIM V.I. International Equity                                    1,207             -            (1)
         AIM V.I. Value                                                  34,854         9,066       (11,142)

Investments in the American Century Variable Portfolios, Inc.
     Sub-Accounts:
         American Century VP Balanced                                     9,793         7,565        (4,171)
         American Century VP International                                  371             -            (1)

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Growth and Income                                           13,729           302        (7,370)
         VIF Money Market                                                 6,351        30,321       (35,893)
         VIF Small Company Stock                                            708             -             -

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:                                              6,933         1,916        (4,636)

Investments in the Dreyfus Stock Index Fund Sub-Account:                 37,405         6,291       (11,373)

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                               40,268         4,055       (17,250)
         VIP Growth                                                       7,516         1,865        (1,238)
         VIP High Income                                                  6,101             -        (2,837)

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                               10,442         2,138        (3,485)

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                              6,246         1,884        (1,285)
         MFS Limited Maturity                                               995             -             -


                                                               Glenbrook Provider Variable Annuity
                                                              -------------------------------------

                                                                                    Accumulated
                                                              Units Outstanding      Unit Value
                                                              December 31, 2000   December 31, 2000
                                                              -----------------   -----------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Capital Appreciation                             8,541                $     15.50
         AIM V.I. Diversified Income                               9,544                       9.74
         AIM V.I. Global Utilities                                 1,656                      14.54
         AIM V.I. Government Securities                           15,350                      11.18
         AIM V.I. Growth                                          13,585                      14.12
         AIM V.I. Growth and Income                               24,225                      14.40
         AIM V.I. International Equity                             1,206                      12.71
         AIM V.I. Value                                           32,778                      14.35

Investments in the American Century Variable Portfolios, Inc.
     Sub-Accounts:
         American Century VP Balanced                             13,187                      12.66
         American Century VP International                           370                      15.61

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Growth and Income                                     6,661                      12.95
         VIF Money Market                                            779                      11.44
         VIF Small Company Stock                                     708                      12.10

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:                                       4,213                      15.53

Investments in the Dreyfus Stock Index Fund Sub-Account:          32,323                      13.67

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                        27,073                      12.65
         VIP Growth                                                8,143                      17.52
         VIP High Income                                           3,264                       8.31

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                         9,095                      16.04

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                       6,845                      20.14
         MFS Limited Maturity                                        995                      11.28

     Units relating to accrued contract maintenance charges are included in units redeemed.


    (Units in whole amounts)
                                                              Glenbrook Provider Variable Annuity With Enhanced Death Benefit Rider
                                                              ---------------------------------------------------------------------

                                                                                                    Unit activity during 2000:
                                                                                               ------------------------------------
                                                              Units Outstanding                   Units                   Units
                                                              December 31, 1999                  Issued                  Redeemed
                                                              -----------------                -----------            -------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Capital Appreciation                                   13,896                        500                     (267)
         AIM V.I. Diversified Income                                      7,601                      3,891                   (3,418)
         AIM V.I. Government Securities                                  39,816                      7,699                     (502)
         AIM V.I. Growth                                                 14,638                      6,839                   (3,912)
         AIM V.I. Growth and Income                                      48,463                     10,674                   (9,642)
         AIM V.I. International Equity                                    4,967                        410                   (4,400)
         AIM V.I. Value                                                  64,070                     11,056                   (9,207)

Investments in the American Century Variable Portfolios, Inc.
     Sub-Accounts:
         American Century VP Balanced                                    10,484                      2,287                   (1,961)
         American Century VP International                                5,546                      9,516                   (3,514)

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Growth and Income                                           18,597                        362                   (2,109)
         VIF Money Market                                                40,342                     35,934                  (74,214)
         VIF Small Company Stock                                          5,754                          -                   (3,277)

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:                                              3,528                      5,473                   (2,402)

Investments in the Dreyfus Stock Index Fund Sub-Account:                 80,779                      5,490                   (8,909)

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                               70,192                     10,267                  (13,253)
         VIP Growth                                                      11,241                      5,919                   (2,519)
         VIP High Income                                                 27,471                        241                   (8,855)

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                               14,873                      4,202                   (1,955)

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                             10,929                      5,616                   (2,260)
         MFS Limited Maturity                                             5,857                          -                     (919)


                                                                                                                    Accumulated
                                                                          Units Outstanding                          Unit Value
                                                                           December 31, 2000                      December 31, 2000
                                                                          ------------------                      -----------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Capital Appreciation                                                14,129                           $      15.45
         AIM V.I. Diversified Income                                                   8,074                                   9.71
         AIM V.I. Government Securities                                               47,013                                  11.15
         AIM V.I. Growth                                                              17,565                                  14.08
         AIM V.I. Growth and Income                                                   49,495                                  14.36
         AIM V.I. International Equity                                                   977                                  12.68
         AIM V.I. Value                                                               65,919                                  14.31

Investments in the American Century Variable Portfolios, Inc.
     Sub-Accounts:
         American Century VP Balanced                                                 10,810                                  12.61
         American Century VP International                                            11,548                                  15.55

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Growth and Income                                                        16,850                                  12.90
         VIF Money Market                                                              2,062                                  11.40
         VIF Small Company Stock                                                       2,477                                  12.06

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:                                                           6,599                                  15.47

Investments in the Dreyfus Stock Index Fund Sub-Account:                              77,360                                  13.63

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                                            67,206                                  12.61
         VIP Growth                                                                   14,641                                  17.46
         VIP High Income                                                              18,857                                   8.28

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                                            17,120                                  15.99

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                                          14,285                                  20.07
         MFS Limited Maturity                                                          4,938                                  11.24


Units relating to accrued contract maintenance charges are included in units redeemed.


    (Units in whole amounts)
                                                                            Enhanced Glenbrook Provider Variable Annuity
                                                                  -----------------------------------------------------------

                                                                                                 Unit activity during 2000:
                                                                                              ------------------------------

                                                                  Units Outstanding              Units               Units
                                                                  December 31, 1999             Issued             Redeemed
                                                                  -----------------           ----------         ------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Balanced                                                    7,487               45,755                (596)
         AIM V.I. Capital Appreciation                                        8,743               68,590              (3,986)
         AIM V.I. Diversified Income                                            721                    -                   -
         AIM V.I. Government Securities                                           -                2,955                  (1)
         AIM V.I. Growth                                                     13,275               59,553              (3,140)
         AIM V.I. Growth and Income                                          12,179               46,147              (4,579)
         AIM V.I. High Yield                                                  7,387                9,901              (7,637)
         AIM V.I. International Equity                                            -                4,259                 (63)
         AIM V.I. Value                                                      42,074               90,148             (16,804)

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Growth and Income                                                2,680                  647                  (1)
         VIF Small Company Stock                                                236                  193                   -

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:                                                  3,131                2,982                (654)

Investments in the Dreyfus Stock Index Fund Sub-Account:                      9,930               13,190                 (90)

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                                   30,264               73,282              (3,538)
         VIP Growth                                                          25,821              150,296              (7,543)
         VIP High Income                                                      3,837               42,528              (1,266)
         VIP Overseas                                                             -               32,709              (2,018)

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                                   18,963               86,268              (3,797)
         VIP II Index 500                                                         -              109,009              (2,892)

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                                  1,059               59,927              (2,961)
         MFS Growth with Income                                               6,295                9,131                 (89)
         MFS New Discovery                                                      183                3,008                 (43)
         MFS Research                                                             -               17,374              (1,532)

Investments in the Goldman Sachs Variable Insurance Trust
     Sub-Accounts:
         VIT Capital Growth                                                       -                  573                   -
         VIT CORE Small Cap Equity                                               86                  631                   -
         VIT CORE U.S. Equity                                                   317                    -                (317)
         VIT Global Income                                                        -                  724                   -
         VIT Growth and Income                                                  637                    -                  (1)
         VIT International Equity                                                 -                  168                   -

                                                                                                             Accumulated
                                                                                Units Outstanding             Unit Value
                                                                                December 31, 2000          December 31, 2000
                                                                                -----------------          ------------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Balanced                                                                 52,646                $      11.99
         AIM V.I. Capital Appreciation                                                     73,347                       14.35
         AIM V.I. Diversified Income                                                          721                        9.87
         AIM V.I. Government Securities                                                     2,954                       10.73
         AIM V.I. Growth                                                                   69,688                       12.43
         AIM V.I. Growth and Income                                                        53,747                       12.74
         AIM V.I. High Yield                                                                9,651                        9.03
         AIM V.I. International Equity                                                      4,196                       11.92
         AIM V.I. Value                                                                   115,418                       12.49

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Growth and Income                                                              3,326                       11.86
         VIF Small Company Stock                                                              429                       12.51

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:                                                                5,459                       12.66

Investments in the Dreyfus Stock Index Fund Sub-Account:                                   23,030                       11.63

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                                                100,008                       11.81
         VIP Growth                                                                       168,574                       13.40
         VIP High Income                                                                   45,099                        8.55
         VIP Overseas                                                                      30,691                        8.38

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                                                101,434                       13.23
         VIP II Index 500                                                                 106,117                        9.14

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                                               58,025                       16.60
         MFS Growth with Income                                                            15,337                       11.26
         MFS New Discovery                                                                  3,148                       18.92
         MFS Research                                                                      15,842                       10.85

Investments in the Goldman Sachs Variable Insurance Trust
     Sub-Accounts:
         VIT Capital Growth                                                                   573                       12.73
         VIT CORE Small Cap Equity                                                            717                       12.44
         VIT CORE U.S. Equity                                                                   -
         VIT Global Income                                                                    724                       10.70
         VIT Growth and Income                                                                636                        9.86
         VIT International Equity                                                             168                       12.24

Units relating to accrued contract maintenance charges are included in units redeemed.

    (Units in whole amounts)
                                                                          Enhanced Glenbrook Provider Variable Annuity (continued)
                                                                         ----------------------------------------------------------


                                                                                                       Unit activity during 2000:
                                                                                                    -------------------------------

                                                                         Units Outstanding            Units               Units
                                                                         December 31, 1999            Issued             Redeemed
                                                                         -----------------          -----------        ------------
Investments in The Universal Institutional Funds, Inc. (a)
     Sub-Accounts:
         Equity Growth                                                                   -                  162                 -
         Global Equity                                                                   -                  961                (2)
         Mid Cap Value                                                                   -                5,402                (2)
         Value                                                                           -                  233                 -

Investments in the Neuberger & Berman Advisers
     Management Trust Sub-Accounts:
         AMT Mid-Cap Growth                                                            296                  401                (1)

Investments in the STI Classic Variable Trust Sub-Accounts:
         STI Capital Appreciation                                                   10,425               18,783            (8,992)
         STI Growth &  Income                                                            -               16,669              (484)
         STI International Equity                                                        -                2,630               (14)
         STI Investment Grade Bond                                                       -               11,860              (207)
         STI Mid-Cap Equity                                                              -                5,814               (39)
         STI Quality Growth Stock                                                        -                9,704               (94)
         STI Small Cap Equity                                                            -                3,843              (275)
         STI Value Income Stock                                                      5,699                8,117              (204)

Investments in the Federated Insurance Series Sub-Account:
         Federated Prime Money Fund II                                               7,985               47,529           (44,173)

Investments in the Oppenheimer Variable Account Funds
     Sub-Accounts:
         Oppenheimer Aggressive Growth                                                   -               26,380            (1,460)
         Oppenheimer Capital Appreciation                                                -               55,849            (2,423)
         Oppenheimer Global Securities                                                   -               61,111              (690)
         Oppenheimer Main Street Growth & Income                                         -              128,674            (6,776)
         Oppenheimer Multiple Strategies                                                 -               21,426              (781)
         Oppenheimer Strategic Bond                                                      -               29,354              (618)

Investments in the Franklin Templeton variable Insurance
     Funds Sub-Accounts:
         Franklin Small Cap                                                              -                  613               (34)
         Templeton Global Income Securities                                              -                  438                 -
         Templeton Growth Securities                                                     -               11,524              (287)
         Templeton International                                                         -                1,741                (1)


                                                                                                                    Accumulated
                                                                                    Units Outstanding                Unit Value
                                                                                    December 31, 2000            December 31, 2000
                                                                                    -----------------            ------------------
Investments in The Universal Institutional Funds, Inc. (a)
     Sub-Accounts:
         Equity Growth                                                                            162                  $      13.17
         Global Equity                                                                            959                         11.83
         Mid Cap Value                                                                          5,400                         14.32
         Value                                                                                    233                         11.93

Investments in the Neuberger & Berman Advisers
     Management Trust Sub-Accounts:
         AMT Mid-Cap Growth                                                                       696                         16.88

Investments in the STI Classic Variable Trust Sub-Accounts:
         STI Capital Appreciation                                                              20,216                         10.80
         STI Growth &  Income                                                                  16,185                         10.79
         STI International Equity                                                               2,616                          9.72
         STI Investment Grade Bond                                                             11,653                         10.61
         STI Mid-Cap Equity                                                                     5,775                          9.21
         STI Quality Growth Stock                                                               9,610                          9.58
         STI Small Cap Equity                                                                   3,568                         11.85
         STI Value Income Stock                                                                13,612                         10.33

Investments in the Federated Insurance Series Sub-Account:
         Federated Prime Money Fund II                                                         11,341                         10.55

Investments in the Oppenheimer Variable Account Funds
     Sub-Accounts:
         Oppenheimer Aggressive Growth                                                         24,920                         12.05
         Oppenheimer Capital Appreciation                                                      53,426                         11.95
         Oppenheimer Global Securities                                                         60,421                         13.62
         Oppenheimer Main Street Growth & Income                                              121,898                          9.72
         Oppenheimer Multiple Strategies                                                       20,645                         10.49
         Oppenheimer Strategic Bond                                                            28,736                         10.31

Investments in the Franklin Templeton variable Insurance
     Funds Sub-Accounts:
         Franklin Small Cap                                                                       579                         20.98
         Templeton Global Income Securities                                                       438                         11.39
         Templeton Growth Securities                                                           11,237                         13.59
         Templeton International                                                                1,740                         10.87


Units relating to accrued contract maintenance charges are included in units redeemed.


(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


    (Units in whole amounts)
                                                     Enhanced Glenbrook Provider Variable Annuity With Enhanced Death Benefit Rider
                                                     ------------------------------------------------------------------------------


                                                                                                     Unit activity during 2000:
                                                                                                  ---------------------------------

                                                                 Units Outstanding                   Units               Units
                                                                 December 31, 1999                  Issued              Redeemed
                                                                 -----------------                ----------          -------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Balanced                                                  16,024                    97,167               (15,054)
         AIM V.I. Capital Appreciation                                      17,447                   125,019               (10,762)
         AIM V.I. Global Utilities                                             154                       174                    (1)
         AIM V.I. Growth                                                    14,400                    99,588               (11,663)
         AIM V.I. Growth and Income                                         16,350                    89,953               (13,672)
         AIM V.I. High Yield                                                 3,356                    18,238                (7,133)
         AIM V.I. International Equity                                         606                     4,627                  (273)
         AIM V.I. Value                                                     35,445                   220,935               (44,032)

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Money Market                                                        -                     4,767                    (1)
         VIF Small Company Stock                                                 -                       468                     -

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:                                                 1,093                       176                  (122)
                                                                                                                                 -
Investments in the Dreyfus Stock Index Fund Sub-Account:                     5,556                    12,279                (1,082)

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                                  17,530                    74,522               (11,977)
         VIP Growth                                                         45,514                   221,013               (56,368)
         VIP High Income                                                     3,914                    61,713               (10,290)
         VIP Overseas                                                            -                    32,860                (4,982)

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                                  30,661                   144,171               (16,330)
         VIP II Index 500                                                        -                   112,602                (6,065)

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                                 3,068                    81,838                (6,811)
         MFS Growth with Income                                              3,323                    21,068                  (557)
         MFS New Discovery                                                   1,669                       577                  (217)
         MFS Research                                                            -                    28,571                (1,359)

Investments in the Goldman Sachs Variable Insurance Trust
     Sub-Accounts:
         VIT International Equity                                                -                       272                     -
         VIT Mid Cap Value                                                       -                       125                    (1)


                                                                                                                    Accumulated
                                                                                Units Outstanding                    Unit Value
                                                                                December 31, 2000                December 31, 2000
                                                                                -----------------                -----------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Balanced                                                                 98,137                     $      11.94
         AIM V.I. Capital Appreciation                                                    131,704                            14.28
         AIM V.I. Global Utilities                                                            327                            13.62
         AIM V.I. Growth                                                                  102,325                            12.38
         AIM V.I. Growth and Income                                                        92,631                            12.68
         AIM V.I. High Yield                                                               14,461                             8.98
         AIM V.I. International Equity                                                      4,960                            11.86
         AIM V.I. Value                                                                   212,348                            12.43

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Money Market                                                                   4,766                            10.86
         VIF Small Company Stock                                                              468                            12.45

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:                                                                1,147                            12.60

Investments in the Dreyfus Stock Index Fund Sub-Account:                                   16,753                            11.58

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                                                 80,075                            11.76
         VIP Growth                                                                       210,159                            13.33
         VIP High Income                                                                   55,337                             8.51
         VIP Overseas                                                                      27,878                             8.36

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                                                158,502                            13.16
         VIP II Index 500                                                                 106,537                             9.12

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                                               78,095                            16.52
         MFS Growth with Income                                                            23,834                            11.21
         MFS New Discovery                                                                  2,029                            18.83
         MFS Research                                                                      27,212                            10.82

Investments in the Goldman Sachs Variable Insurance Trust
     Sub-Accounts:
         VIT International Equity                                                             272                            12.18
         VIT Mid Cap Value                                                                    124                            12.72

     Units relating to accrued contract maintenance charges are included in units redeemed.


    (Units in whole amounts)
                                          Enhanced Glenbrook Provider Variable Annuity With Enhanced Death Benefit Rider (continued)
                                          ------------------------------------------------------------------------------------------


                                                                                                      Unit activity during 2000:
                                                                                                  ---------------------------------

                                                                        Units Outstanding             Units                Units
                                                                        December 31, 1999            Issued              Redeemed
                                                                        -----------------         ------------         ------------
Investments in The Universal Institutional Funds, Inc. (a)
     Sub-Accounts:
         Equity Growth                                                              1,953                    -                   -
         Fixed Income                                                               1,566                2,616                  (1)
         International Magnum                                                         624                  408                (408)
         Value                                                                        903                    -                   -

Investments in the Neuberger & Berman Advisers
     Management Trust Sub-Accounts:
         AMT Guardian                                                               1,333                    -              (1,333)
         AMT Mid-Cap Growth                                                             -                  929                   -

Investments in the STI Classic Variable Trust Sub-Accounts:
         STI Capital Appreciation                                                  12,985               38,004              (8,524)
         STI Growth &  Income                                                           -               24,262              (1,517)
         STI International Equity                                                       -                3,639                  (1)
         STI Investment Grade Bond                                                      -                6,627                (362)
         STI Mid-Cap Equity                                                             -                8,631                 (71)
         STI Quality Growth Stock                                                       -               44,844              (3,629)
         STI Small Cap Equity                                                           -                8,427                 (37)
         STI Value Income Stock                                                     4,408               49,209             (10,697)

Investments in the Federated Insurance Series Sub-Account:
         Federated Prime Money Fund II                                              2,093               70,934             (43,869)

Investments in the Oppenheimer Variable Account Funds
     Sub-Accounts:
         Oppenheimer Aggressive Growth                                                  -               37,897              (4,473)
         Oppenheimer Capital Appreciation                                               -               30,500              (4,826)
         Oppenheimer Global Securities                                                  -               35,656              (2,880)
         Oppenheimer Main Street Growth & Income                                        -              144,289              (5,164)
         Oppenheimer Multiple Strategies                                                -               22,272                (542)
         Oppenheimer Strategic Bond                                                     -               22,239              (3,204)

Investments in the Franklin Templeton variable Insurance
     Funds Sub-Accounts:
         Franklin Small Cap                                                             -                  188                 (30)
         Templeton Global Income Securities                                             -                1,043                 (89)
         Templeton Growth Securities                                                    -                6,690                 (91)
         Templeton International                                                        -                1,884                (111)


                                                                                                                     Accumulated
                                                                                      Units Outstanding              Unit Value
                                                                                      December 31, 2000           December 31, 2000
                                                                                      -----------------           -----------------
Investments in The Universal Institutional Funds, Inc. (a)
     Sub-Accounts:
         Equity Growth                                                                            1,953                 $     13.11
         Fixed Income                                                                             4,181                       10.80
         International Magnum                                                                       624                       11.08
         Value                                                                                      903                       11.87

Investments in the Neuberger & Berman Advisers
     Management Trust Sub-Accounts:
         AMT Guardian                                                                                 -                           -
         AMT Mid-Cap Growth                                                                         929                       16.80

Investments in the STI Classic Variable Trust Sub-Accounts:
         STI Capital Appreciation                                                                42,465                       10.77
         STI Growth &  Income                                                                    22,745                       10.77
         STI International Equity                                                                 3,638                        9.70
         STI Investment Grade Bond                                                                6,265                       10.59
         STI Mid-Cap Equity                                                                       8,560                        9.19
         STI Quality Growth Stock                                                                41,215                        9.56
         STI Small Cap Equity                                                                     8,390                       11.83
         STI Value Income Stock                                                                  42,920                       10.31

Investments in the Federated Insurance Series Sub-Account:
         Federated Prime Money Fund II                                                           29,158                       10.52

Investments in the Oppenheimer Variable Account Funds
     Sub-Accounts:
         Oppenheimer Aggressive Growth                                                           33,424                       12.02
         Oppenheimer Capital Appreciation                                                        25,674                       11.92
         Oppenheimer Global Securities                                                           32,776                       13.59
         Oppenheimer Main Street Growth & Income                                                139,125                        9.70
         Oppenheimer Multiple Strategies                                                         21,730                       10.47
         Oppenheimer Strategic Bond                                                              19,035                       10.29

Investments in the Franklin Templeton variable Insurance
     Funds Sub-Accounts:
         Franklin Small Cap                                                                         158                       20.95
         Templeton Global Income Securities                                                         954                       11.37
         Templeton Growth Securities                                                              6,599                       13.57
         Templeton International                                                                  1,773                       10.84

Units relating to accrued contract maintenance charges are included in units redeemed.


(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


    (Units in whole amounts)                                            Enhanced Glenbrook Provider Variable Annuity With Enhanced
                                                                         Death Benefit Rider and Income Benefit Combination Rider
                                                                       -------------------------------------------------------------



                                                                                                       Unit activity during 2000:
                                                                                                    -------------------------------

                                                                         Units Outstanding             Units               Units
                                                                         December 31, 1999            Issued             Redeemed
                                                                         -----------------          -----------        ------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Balanced                                                          43,120               69,822            (11,161)
         AIM V.I. Capital Appreciation                                              16,046              117,931            (11,209)
         AIM V.I. Diversified Income                                                 1,484                    -                  -
         AIM V.I. Growth                                                            21,245               90,500             (3,453)
         AIM V.I. Growth and Income                                                 11,459               61,498             (6,557)
         AIM V.I. High Yield                                                           185               10,849               (145)
         AIM V.I. International Equity                                               2,943                  540                  -
         AIM V.I. Value                                                             34,288              135,244             (9,962)

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Growth and Income                                                       3,982                    -               (306)
         VIF Money Market                                                              577                    -                (88)
         VIF Small Company Stock                                                     2,542                    -                 (4)

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:                                                         5,493                1,834               (206)

Investments in the Dreyfus Stock Index Fund Sub-Account:                            19,955                2,751             (1,380)

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                                          11,621               46,733            (12,505)
         VIP Growth                                                                 22,088              146,098            (16,997)
         VIP High Income                                                             3,667               31,467             (3,944)
         VIP Overseas                                                                    -               33,483             (3,253)

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                                          32,161              116,339            (16,709)
         VIP II Index 500                                                                -              103,874            (12,278)

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                                        19,189               48,587             (3,785)
         MFS Growth with Income                                                      4,808                8,058             (1,706)
         MFS New Discovery                                                             707                  803                 (1)
         MFS Research                                                                    -               62,988             (2,279)

Investments in the Goldman Sachs Variable Insurance Trust
     Sub-Accounts:
         VIT Capital Growth                                                          2,450                1,729                 (6)
         VIT CORE Large Cap Growth                                                       -                1,071                  -
         VIT CORE Small Cap Equity                                                  17,918                1,183             (1,032)
         VIT CORE U.S. Equity                                                       20,515                4,618             (1,883)
         VIT Growth and Income                                                       2,081                    -                (34)
         VIT International Equity                                                        -                1,812                  -


                                                                                                                    Accumulated
                                                                                      Units Outstanding              Unit Value
                                                                                      December 31, 2000           December 31, 2000
                                                                                      -----------------           -----------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Balanced                                                                      101,781                $      11.88
         AIM V.I. Capital Appreciation                                                          122,768                       14.22
         AIM V.I. Diversified Income                                                              1,484                        9.78
         AIM V.I. Growth                                                                        108,292                       12.32
         AIM V.I. Growth and Income                                                              66,400                       12.63
         AIM V.I. High Yield                                                                     10,889                        8.94
         AIM V.I. International Equity                                                            3,483                       11.81
         AIM V.I. Value                                                                         159,570                       12.37

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Growth and Income                                                                    3,676                       11.75
         VIF Money Market                                                                           489                       10.81
         VIF Small Company Stock                                                                  2,538                       12.39

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:                                                                      7,121                       12.55

Investments in the Dreyfus Stock Index Fund Sub-Account:                                         21,326                       11.52

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                                                       45,849                       11.70
         VIP Growth                                                                             151,189                       13.27
         VIP High Income                                                                         31,190                        8.47
         VIP Overseas                                                                            30,230                        8.34

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                                                      131,791                       13.10
         VIP II Index 500                                                                        91,596                        9.11

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                                                     63,991                       16.44
         MFS Growth with Income                                                                  11,160                       11.16
         MFS New Discovery                                                                        1,509                       18.74
         MFS Research                                                                            60,709                       10.79

Investments in the Goldman Sachs Variable Insurance Trust
     Sub-Accounts:
         VIT Capital Growth                                                                       4,173                       12.61
         VIT CORE Large Cap Growth                                                                1,071                       11.50
         VIT CORE Small Cap Equity                                                               18,069                       12.32
         VIT CORE U.S. Equity                                                                    23,250                       11.91
         VIT Growth and Income                                                                    2,047                        9.76
         VIT International Equity                                                                 1,812                       12.12

Units relating to accrued contract maintenance charges are included in units redeemed.


    (Units in whole amounts)                                         Enhanced Glenbrook Provider Variable Annuity With Enhanced
                                                                Death Benefit Rider and Income Benefit Combination Rider (continued)
                                                                --------------------------------------------------------------------



                                                                                                     Unit activity during 2000:
                                                                                               -------------------------------------

                                                                    Units Outstanding             Units                   Units
                                                                    December 31, 1999            Issued                 Redeemed
                                                                    -----------------          -----------            ------------

Investments in The Universal Institutional Funds, Inc. (a)
     Sub-Accounts:
         Equity Growth                                                          7,464                3,630                     (83)
         Global Equity                                                            245                  119                      (1)
         Mid Cap Value                                                          1,788                2,304                      (3)
         Value                                                                 17,465                1,711                  (2,479)

Investments in the Neuberger & Berman Advisers
     Management Trust Sub-Accounts:
         AMT Guardian                                                           1,924                    -                    (509)
         AMT Mid-Cap Growth                                                        64                1,790                      (1)
         AMT Partners                                                          17,996                1,309                  (2,975)

Investments in the STI Classic Variable Trust Sub-Accounts:
         STI Capital Appreciation                                              21,741               35,422                 (12,849)
         STI Growth &  Income                                                       -               49,858                  (2,241)
         STI International Equity                                                   -               10,697                  (1,626)
         STI Investment Grade Bond                                                  -               16,573                    (600)
         STI Mid-Cap Equity                                                         -               16,211                  (1,469)
         STI Quality Growth Stock                                                   -               65,726                  (2,930)
         STI Small Cap Equity                                                       -                7,372                  (1,274)
         STI Value Income Stock                                                11,847                7,775                  (8,160)

Investments in the Federated Insurance Series Sub-Account:
         Federated Prime Money Fund II                                          5,291               50,662                 (15,047)

Investments in the Oppenheimer Variable Account Funds
     Sub-Accounts:
         Oppenheimer Aggressive Growth                                              -               42,828                  (4,430)
         Oppenheimer Capital Appreciation                                           -               39,426                  (3,450)
         Oppenheimer Global Securities                                              -               36,193                  (2,952)
         Oppenheimer Main Street Growth & Income                                    -              143,798                 (13,211)
         Oppenheimer Multiple Strategies                                            -               21,462                    (870)
         Oppenheimer Strategic Bond                                                 -               20,417                    (793)

Investments in the Franklin Templeton variable Insurance
     Funds Sub-Accounts:
         Templeton Global Income Securities                                         -               12,450                    (765)
         Templeton Growth Securities                                                -               10,349                    (892)


                                                                                                                    Accumulated
                                                                                       Units Outstanding            Unit Value
                                                                                       December 31, 2000         December 31, 2000
                                                                                       -----------------         -----------------

Investments in The Universal Institutional Funds, Inc. (a)
     Sub-Accounts:
         Equity Growth                                                                            11,011               $     13.04
         Global Equity                                                                               363                     11.72
         Mid Cap Value                                                                             4,089                     14.18
         Value                                                                                    16,697                     11.82

Investments in the Neuberger & Berman Advisers
     Management Trust Sub-Accounts:
         AMT Guardian                                                                              1,415                     12.17
         AMT Mid-Cap Growth                                                                        1,853                     16.72
         AMT Partners                                                                             16,330                     10.79

Investments in the STI Classic Variable Trust Sub-Accounts:
         STI Capital Appreciation                                                                 44,314                     10.75
         STI Growth &  Income                                                                     47,617                     10.75
         STI International Equity                                                                  9,071                      9.68
         STI Investment Grade Bond                                                                15,973                     10.57
         STI Mid-Cap Equity                                                                       14,742                      9.17
         STI Quality Growth Stock                                                                 62,796                      9.54
         STI Small Cap Equity                                                                      6,098                     11.81
         STI Value Income Stock                                                                   11,462                     10.28

Investments in the Federated Insurance Series Sub-Account:
         Federated Prime Money Fund II                                                            40,906                     10.49

Investments in the Oppenheimer Variable Account Funds
     Sub-Accounts:
         Oppenheimer Aggressive Growth                                                            38,398                     11.99
         Oppenheimer Capital Appreciation                                                         35,976                     11.89
         Oppenheimer Global Securities                                                            33,241                     13.55
         Oppenheimer Main Street Growth & Income                                                 130,587                      9.67
         Oppenheimer Multiple Strategies                                                          20,592                     10.45
         Oppenheimer Strategic Bond                                                               19,624                     10.26

Investments in the Franklin Templeton variable Insurance
     Funds Sub-Accounts:
         Templeton Global Income Securities                                                       11,685                     11.36
         Templeton Growth Securities                                                               9,457                     13.55


Units relating to accrued contract maintenance charges are included in units redeemed.


(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


   (Units in whole amounts)                                            Enhanced Glenbrook Provider Variable Annuity With Enhanced
                                                                       Death Benefit Rider and Income Benefit Combination Rider II
                                                                       ------------------------------------------------------------


                                                                                                       Unit activity during 2000:
                                                                                                   --------------------------------

                                                                        Units Outstanding             Units                Units
                                                                        December 31, 1999            Issued              Redeemed
                                                                        -----------------          -----------         ------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Balanced                                                              -                7,715              (3,170)
         AIM V.I. Capital Appreciation                                                  -               34,694                (164)
         AIM V.I. Growth                                                                -               33,033                (262)
         AIM V.I. Growth and Income                                                     -               20,089                 (10)
         AIM V.I. High Yield                                                            -                   81                   -
         AIM V.I. Value                                                                 -               23,238                (334)

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Money Market                                                               -                8,745                  (2)

Investments in the Dreyfus Stock Index Fund Sub-Account:                                -                  403                   -

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                                              -               17,457                (259)
         VIP Growth                                                                     -               21,922                (339)
         VIP High Income                                                                -                  102                   -
         VIP Overseas                                                                   -                5,000                (146)

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                                              -               15,314                (323)
         VIP II Index 500                                                               -                8,782                  (2)

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                                            -               12,218                (352)
         MFS Growth with Income                                                         -                  577                  (1)
         MFS Research                                                                   -               12,036                (338)

Investments in the Goldman Sachs Variable Insurance Trust
     Sub-Accounts:
         VIT Capital Growth                                                             -                1,594                  (1)
         VIT CORE U.S. Equity                                                           -                1,917                  (1)

Investments in The Universal Institutional Funds, Inc. (a)
     Sub-Accounts:
         Equity Growth                                                                  -                2,971                   -
         Mid Cap Value                                                                  -                1,842                  (1)


                                                                                                                    Accumulated
                                                                                     Units Outstanding               Unit Value
                                                                                     December 31, 2000            December 31, 2000
                                                                                     -----------------            -----------------
Investments in the AIM Variable Insurance Funds, Inc.
     Sub-Accounts:
         AIM V.I. Balanced                                                                       4,545                $        9.21
         AIM V.I. Capital Appreciation                                                          34,530                         7.80
         AIM V.I. Growth                                                                        32,771                         7.52
         AIM V.I. Growth and Income                                                             20,079                         8.06
         AIM V.I. High Yield                                                                        81                         8.37
         AIM V.I. Value                                                                         22,904                         8.54

Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
         VIF Money Market                                                                        8,743                        10.17

Investments in the Dreyfus Stock Index Fund Sub-Account:                                           403                         8.83

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
         VIP Equity-Income                                                                      17,198                        10.42
         VIP Growth                                                                             21,583                         8.37
         VIP High Income                                                                           102                         8.30
         VIP Overseas                                                                            4,854                         8.68

Investments in the Fidelity Variable Insurance Products
     Fund II Sub-Accounts:
         VIP II Contrafund                                                                      14,991                         9.23
         VIP II Index 500                                                                        8,780                         8.83

Investments in the MFS Variable Insurance Trust Sub-Accounts:
         MFS Emerging Growth                                                                    11,866                         8.08
         MFS Growth with Income                                                                    576                         9.64
         MFS Research                                                                           11,698                         8.61

Investments in the Goldman Sachs Variable Insurance Trust
     Sub-Accounts:
         VIT Capital Growth                                                                      1,593                         8.76
          VIT CORE U.S. Equity                                                                   1,916                         8.81

Investments in The Universal Institutional Funds, Inc. (a)
     Sub-Accounts:
         Equity Growth                                                                           2,971                         8.06
         Mid Cap Value                                                                           1,841                         9.92


Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


    (Units in whole amounts)                                       Enhanced Glenbrook Provider Variable Annuity With Enhanced
                                                             Death Benefit Rider and Income Benefit Combination Rider II (continued)
                                                             -----------------------------------------------------------------------



                                                                                                       Unit activity during 2000:
                                                                                                   --------------------------------

                                                                        Units Outstanding             Units                Units
                                                                        December 31, 1999            Issued              Redeemed
                                                                        -----------------          -----------         ------------
Investments in the STI Classic Variable Trust Sub-Accounts:
         STI Capital Appreciation                                                       -                  221                  (7)
         STI Growth &  Income                                                           -                4,181                  (3)
         STI International Equity                                                       -                  358                   -
         STI Investment Grade Bond                                                      -                2,173                  (1)
         STI Mid-Cap Equity                                                             -                6,016                 (21)
         STI Quality Growth Stock                                                       -                4,393                 (15)
         STI Small Cap Equity                                                           -                  702                (132)
         STI Value Income Stock                                                         -                  246                (123)

Investments in the Federated Insurance Series Sub-Account:
         Federated Prime Money Fund II                                                  -               10,697              (4,966)

Investments in the Oppenheimer Variable Account Funds
     Sub-Accounts:
         Oppenheimer Aggressive Growth                                                  -                8,134                (134)
         Oppenheimer Capital Appreciation                                               -               18,983                 (46)
         Oppenheimer Global Securities                                                  -                2,458                  (1)
         Oppenheimer Main Street Growth & Income                                        -               33,991                (522)
         Oppenheimer Multiple Strategies                                                -                8,981              (5,506)
         Oppenheimer Strategic Bond                                                     -                  977                  (1)

Investments in the Franklin Templeton variable Insurance
     Funds Sub-Accounts:
         Templeton Growth Securities                                                    -                2,289                   -


                                                                                                                     Accumulated
                                                                              Units Outstanding                      Unit Value
                                                                              December 31, 2000                   December 31, 2000
                                                                              -----------------                   -----------------
Investments in the STI Classic Variable Trust Sub-Accounts:
         STI Capital Appreciation                                                           214                       $        9.28
         STI Growth &  Income                                                             4,178                                9.78
         STI International Equity                                                           358                                9.54
         STI Investment Grade Bond                                                        2,172                               10.39
         STI Mid-Cap Equity                                                               5,995                                8.68
         STI Quality Growth Stock                                                         4,378                                8.76
         STI Small Cap Equity                                                               570                               10.59
         STI Value Income Stock                                                             123                               10.92

Investments in the Federated Insurance Series Sub-Account:
         Federated Prime Money Fund II                                                    5,731                               10.17

Investments in the Oppenheimer Variable Account Funds
     Sub-Accounts:
         Oppenheimer Aggressive Growth                                                    8,000                                6.94
         Oppenheimer Capital Appreciation                                                18,937                                8.92
         Oppenheimer Global Securities                                                    2,457                                9.41
         Oppenheimer Main Street Growth & Income                                         33,469                                8.72
         Oppenheimer Multiple Strategies                                                  3,475                                9.68
         Oppenheimer Strategic Bond                                                         976                                9.88

Investments in the Franklin Templeton variable Insurance
     Funds Sub-Accounts:
         Templeton Growth Securities                                                      2,289                               10.00


Units relating to accrued contract maintenance charges are included in units redeemed.